                                                              File Nos. 33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 27

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 77

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                   Samuel Ramos, Vice President and Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

                    / / immediately upon filing pursuant to paragraph (b) of
                        Rule 485
                    /X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485 / / 60 days after filing pursuant to paragraph (a)(1) of
                        Rule 485
                    / / on (date) pursuant to paragraph (a)(1) of Rule 485
                    / / this post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2005 and will be filed on or before March 30, 2006.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.       CAPTION IN PROSPECTUSES
-----------------       -----------------------
1                       Cover Page

2                       Special Terms

3 Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                        Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4                       Condensed Financial Information; Performance Information

5                       Prospectus A: Description of the Companies, the Separate
                        Account and the Underlying Investment Companies
                        Prospectus B: Description of the Companies, the Variable
                        Accounts and the Underlying Investment Companies

6                       Charges and Deductions

7                       Prospectus A: The Variable Annuity Policies
                        Prospectus B: Description of the Contract

8                       Prospectus A: The Variable Annuity Policies
                        Prospectus B: Electing the Form of Annuity and the
                        Annuity Date; Description of Variable Annuity Payout
                        Options; Annuity Benefit Payments

9                       Death Benefit

10                      Prospectus A: Purchase Payments; Computation of Policy
                        Values and Annuity Payments
                        Prospectus B: Payments; Computation of Values;
                        Distribution

11                      Prospectus A: Surrender; Partial Redemption
                        Prospectus B: Surrender; Withdrawals; Charge for
                        Surrender and Withdrawal; Withdrawal Without Surrender
                        Charge; Texas Optional Retirement Program

12                      Federal Tax Considerations

13                      Legal Matters

14                      Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.       CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------       ---------------------------------------------------
15                      Cover Page

16                      Table of Contents

17                      General Information and History

18                      Services

19                      Underwriters

20                      Underwriters

21                      Performance Information

22                      Annuity Benefit Payments

23                      Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York). As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information dated May 1, 2006 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid-Cap Value Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

DWS VARIABLE SERIES II
DWS Technology Growth VIP
DWS Dreman Financial Services VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
(SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio



THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED MAY 1, 2006

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                     5
SUMMARY OF FEES AND EXPENSES                                                      6
SUMMARY OF THE POLICY FEATURES                                                   10
PERFORMANCE INFORMATION                                                          12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS       14
INVESTMENT OBJECTIVES AND POLICIES                                               15
WHAT IS AN ANNUITY?                                                              20
CHARGES AND DEDUCTIONS                                                           21
     SURRENDER CHARGE                                                            21
     PREMIUM TAXES                                                               24
     POLICY FEE                                                                  24
     CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER     24
     ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS                              24
THE VARIABLE ANNUITY POLICIES                                                    26
     DISRUPTIVE TRADING                                                          26
     PURCHASE PAYMENTS                                                           27
     RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                               27
     RIGHT TO CANCEL ALL OTHER POLICIES                                          28
     TELEPHONE TRANSACTION PRIVILEGE                                             28
     TRANSFER PRIVILEGE                                                          28
     AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS               29
     SURRENDER                                                                   29
     PARTIAL REDEMPTION                                                          30
     DEATH BENEFIT                                                               30
     THE SPOUSE OF THE OWNER AS BENEFICIARY                                      31
     ASSIGNMENT                                                                  32
     ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                           32
     DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                              33
     NORRIS DECISION                                                             34
     COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS                   34
FEDERAL TAX CONSIDERATIONS                                                       36
     GENERAL                                                                     36
     QUALIFIED AND NON-QUALIFIED POLICIES                                        37
     TAXATION OF THE POLICY                                                      37
     TAX WITHHOLDING                                                             41
     PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                           41
LOANS (QUALIFIED POLICIES ONLY)                                                  42
STATEMENTS AND REPORTS                                                           42
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                43
VOTING RIGHTS                                                                    44
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                        44
DISTRIBUTION                                                                     44
LEGAL MATTERS                                                                    45
FURTHER INFORMATION                                                              45
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT                        A-1
APPENDIX B -- CONDENSED FINANCIAL INFORMATION                                   B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                   3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY                      4
SERVICES                                                                          4
UNDERWRITERS                                                                      5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                        6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                       7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER            8
PERFORMANCE INFORMATION                                                           9
FINANCIAL STATEMENTS                                                            F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust "GSVIT"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Variable Series II ("DVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.


VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Money Market Fund, or Goldman Sachs Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                            MAXIMUM CHARGE
   SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)                       8.0%

   TRANSFER CHARGE(2):                                    $0 on the first 12
                                                         transfers in a Policy
                                                          year. Up to $25 for
                                                         subsequent transfers

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

       COMPLETE YEARS FROM
         DATE OF PAYMENT                     CHARGE
       -------------------                   ------
               0-2                             8%
                3                              7%
                4                              6%
                5                              5%
                6                              4%
                7                              3%
                8                              2%
                9                              1%
           Thereafter                          0%

(2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

   ANNUAL POLICY FEE:(1)                                                            $ 30

   ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                               1.25%
   Administrative Expense Charge:                                                   0.20%
                                                                                    -----
   Total Annual Expenses:                                                           1.45%

   OPTIONAL RIDER CHARGES:
    The charge on an annual basis as a percentage of the Accumulated Value is:
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
     waiting period(2)                                                              0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     fifteen-year waiting period(2)                                                 0.15%

   (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


      TOTAL ANNUAL FUND OPERATING EXPENSES                        MINIMUM                       MAXIMUM
  --------------------------------------------          ----------------------------    -------------------------
  Expenses that are deducted from Underlying            Annual charge of 0.56%(1) of    Annual charge of 1.99% of
  Fund assets, including management fees,               average daily net assets        average daily net assets
  distribution and/or service (12b-1) fees and
  other expenses.



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses set forth after the portfolio names, respectively, would have been: Fidelity VIP Equity Income (0.55%), Fidelity VIP Growth Opportunities (0.92%), Fidelity VIP Value Strategies (0.91%). These offsets may be discontinued at any time.


The table above shows the minimum and maximum expenses of the Funds during 2005. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                      --------   --------   --------   --------
   Fund with the maximum total
   operating expenses                 $  1,105   $  1,797   $  2,409   $  3,984

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                      --------   --------   --------   --------
   Fund with the maximum total
   operating expenses                 $    376   $  1,143   $  1,930   $  3,984


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                      --------   --------   --------   --------
   Fund with the minimum total
   operating expenses                 $    950   $  1,333   $  1,608   $  2,390


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                      --------   --------   --------   --------
   Fund with the minimum total
   operating expenses                 $    209   $    646   $  1,108   $  2,390

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION
At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

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DEATH BENEFIT
If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:
         (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;
         (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or
         (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                             PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

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(2)  other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company had over $11 billion in assets and over $17 billion of life insurance in force. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.


ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS INTERNATIONAL EQUITY FUND


GOLDMAN SACHS CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.


GOLDMAN SACHS EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS MONEY MARKET FUND - seeks to maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.


GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND - seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. This Fund was formerly known as Goldman Sachs CORE(SM) U.S. Equity Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. CAPITAL APPRECIATION FUND -- seeks to provide growth of capital.

AIM V.I. CORE EQUITY FUND -- seeks to provide growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. This Fund was formerly known as AIM V.I. Core Stock Fund.

AIM V.I. GLOBAL HEALTH CARE FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. This fund was formerly known as AIM V.I. Health Sciences Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER:  ALLIANCEBERNSTEIN CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.


DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in foreign securities that provide the potential for capital appreciation and income.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. Management selects stocks of companies that they think will provide high and consistent earnings growth with a reasonable level of risk.

DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS TECHNOLOGY GROWTH VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities. This Portfolio was formerly known as Scudder Technology Growth Portfolio.

DWS DREMAN FINANCIAL SERVICES VIP -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies. The sub-adviser is Dreman Value Management L.L.C. This Portfolio was formerly known as SVS Dreman Financial Services Portfolio.


EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND,
                                   FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
                                   FUND, AND
                                   FT VIP FRANKLIN SMALL-MID CAP GROWTH
                                   SECURITIES FUND
ADVISER:  FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The sub-adviser is Franklin Templeton Investment Management Limited.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

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OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower grade, high-yield debt securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:


     All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors who resided in the same household; and and retirees, beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.


For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                            CHARGE AS
               YEARS FROM DATE OF         PERCENTAGE OF
               PAYMENT TO DATE OF          NEW PAYMENTS
                   WITHDRAWAL               WITHDRAWN
               ------------------    -----------------------
                       0-2                      8%
                        3                       7%
                        4                       6%
                        5                       5%
                        6                       4%
                        7                       3%
                        8                       2%
                        9                       1%
                   more than 9                  0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where(1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where(2) is: 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where(3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

      Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
          waiting period                                                               0.25%

      Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
          waiting period                                                               0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                          THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;
-    the length of time between transfers;
- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
-    the dollar amount(s) requested for transfers; and
- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and
-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.


Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Principal Office or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs Money Market Fund or the Goldman Sachs Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

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After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: http://www.allmerica.com/afs/account/forms.html.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office,

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

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A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

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The Owner selects the Annuity Date. To the extent permitted by law, the Annuity
Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs Structured U.S. Equity Fund, and the Goldman Sachs Money Market Fund.


The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where:   (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

         (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

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OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

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The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is (1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

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DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A POLICY IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Policy, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Policy, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Policy that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Policy, as necessary, to prevent an Owner of the Policy from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED POLICIES

From a federal tax viewpoint there are two broad categories of variable annuity policies: "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified policy is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE POLICY

IN GENERAL. The Company believes that the Policy described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Policy is a qualified policy, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Policy chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Policy may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Policy. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Policy. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Policy will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Policy any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED POLICIES. Under Section 401(a)(9) of the Code, qualified Policies will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Policy is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED POLICIES. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Policy contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Policy is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Policy must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Policy must be distributed
(i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Policy modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Policy's Accumulated Value are not taxable to the Owner until withdrawn from the Policy. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Policy that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Policy which were excluded from income as recovery of the investment in the Policy. For purposes of computing the taxable amount of any distribution under these rules,
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Policy, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Policy. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Policy ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Policy is fully recovered, because payments under the Policy have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Policy is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Policy if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Policy prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -   taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Policy are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Policy made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Policies may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Policy prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Policy transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Policy transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Policies may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Policies. Individuals purchasing a qualified Policy should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES. The Policy, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Policy and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                         LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Separate Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policy. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who were registered representatives of VeraVest or of other broker-dealers. The Company currently is not issuing new Policies.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.

Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT
Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:
- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and
- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:
- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and
- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

At the Special Meeting of Shareholders of Allmerica Investment Trust ("AIT") that was held on December 9, 2005, the shareholders of each fund of AIT ("AIT fund") approved the reorganization and merger of each AIT Fund into a corresponding portfolio of the Goldman Sachs Variable Insurance Trust. As of the close of business on January 6, 2006, each AIT Fund reorganized into the corresponding Goldman Sachs VIT Fund, as follows:


     FUNDS OF ALLMERICA INVESTMENT TRUST            FUNDS OF GOLDMAN SACHS VARIABLE INSURANCE TRUST
     -----------------------------------            -----------------------------------------------
     AIT Core Equity Fund                           Goldman Sachs Structured U.S. Equity Fund
     AIT Equity Index Fund                          Goldman Sachs Equity Index Fund
     AIT Government Bond Fund                       Goldman Sachs Government Income Fund
     AIT Money Market Fund                          Goldman Sachs Money Market Fund
     AIT Select Capital Appreciation Fund           Goldman Sachs Growth Opportunities Fund
     AIT Select Growth Fund                         Goldman Sachs Capital Growth Fund
     AIT Select International Equity Fund           Goldman Sachs International Equity Fund
     AIT Select Investment Grade Income Fund        Goldman Sachs Core Fixed Income Fund
     AIT Select Value Opportunity Fund              Goldman Sachs Mid Cap Value Fund


                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2005.



                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         2.643      2.429      1.930      2.559      3.124      3.503      2.748      2.336
  End of Period                               2.761      2.643      2.429      1.930      2.559      3.124      3.503      2.748
  Units Outstanding at End of Period
     (in thousands)                          49,770     66,133     89,100    112,605    146,472    166,719    167,814    164,914

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         3.162      2.908      2.309      3.012      3.474      3.874      3.265      2.581
  End of Period                               3.253      3.162      2.908      2.309      3.012      3.474      3.874      3.265
  Units Outstanding at End of Period
     (in thousands)                          66,358     86,857    112,918     97,085    126,463    135,764    131,644    107,625

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         1.894      1.599      1.221
  End of Period                               2.336      1.894      1.599
  Units Outstanding at End of Period
     (in thousands)                         156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         1.977      1.640      1.221
  End of Period                               2.581      1.977      1.640
  Units Outstanding at End of Period
     (in thousands)                          85,344     57,428     39,534

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.811      1.800      1.796      1.668      1.573      1.451      1.469      1.384
  End of Period                               1.813      1.811      1.800      1.796      1.668      1.573      1.451      1.469
  Units Outstanding at End of Period
     (in thousands)                          31,920     41,890     64,567     95,203     59,275     42,354     51,711     48,930

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.396      1.403      1.413      1.410      1.372      1.308      1.262      1.214
  End of Period                               1.413      1.396      1.403      1.413      1.410      1.372      1.308      1.262
  Units Outstanding at End of Period
     (in thousands)                          48,947     61,685     99,148    184,907    168,048    137,255    205,622    128,730

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                        2.954      2.527      1.835      2.375      2.438      2.316      1.875      1.670
   End of Period                              3.339      2.954      2.527      1.835      2.375      2.438      2.316      1.875
   Units Outstanding at End of Period
     (in thousands)                          30,692     40,196     47,472     63,322     76,419     81,632     81,133     80,048

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period                         1.931      1.824      1.466      2.054      2.768      3.417      2.671      2.001
  End of Period                               2.044      1.931      1.824      1.466      2.054      2.768      3.417      2.671
  Units Outstanding at End of Period
     (in thousands)                          74,016    100,514    135,926     97,683    130,588    144,445    136,939    121,005

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.632      1.446      1.149      1.445      1.869      2.084      1.605      1.398
  End of Period                               1.807      1.632      1.446      1.149      1.445      1.869      2.084      1.605
  Units Outstanding at End of Period
     (in thousands)                          67,004     89,898    123,218    137,904    144,032    143,187    129,946    130,011

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.311      1.285      1.152
  End of Period                               1.384      1.311      1.285
  Units Outstanding at End of Period
     (in thousands)                          35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.167      1.124      1.077
  End of Period                               1.214      1.167      1.124
  Units Outstanding at End of Period
     (in thousands)                          91,676     92,354     69,311

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                        1.482      1.383      1.000
   End of Period                              1.670      1.482      1.383
   Units Outstanding at End of Period
     (in thousands)                          70,932     52,927     16,096

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period                         1.514      1.259      1.024
  End of Period                               2.001      1.514      1.259
  Units Outstanding at End of Period
     (in thousands)                          96,643     62,633     47,078

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.355      1.127      0.956
  End of Period                               1.398      1.355      1.127
  Units Outstanding at End of Period
     (in thousands)                         115,585     77,485     37,680

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period                         2.044      1.995      1.959      1.838      1.728      1.590      1.629      1.530
  End of Period                               2.051      2.044      1.995      1.959      1.838      1.728      1.590      1.629
  Units Outstanding at End of Period
     (in thousands)                          53,146     69,962     96,291    102,999    108,332     91,834    106,780    102,088

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         3.566      3.032      2.223      2.695      2.427      1.889      2.011      1.945
  End of Period                               3.767      3.566      3.032      2.223      2.695      2.427      1.889      2.011
  Units Outstanding at End of Period
     (in thousands)                          32,822     43,892     62,834     73,932     75,512     84,657    103,456     99,750

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                         0.795      0.771      0.625      0.859      1.000        N/A        N/A        N/A
  End of Period                               0.811      0.795      0.771      0.625      0.859        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,592      5,239      5,538      6,053      2,783        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND*
Unit Value:
  Beginning of Period                         0.695      0.631      0.505      0.663      0.910      1.000        N/A        N/A
  End of Period                               0.724      0.695      0.996      0.505      0.663      0.910        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          23,935     33,515     45,341     64,998     73,596     34,003        N/A        N/A

AIM V.I. PREMIER EQUITY FUND**
Unit Value:
  Beginning of Period                         0.672      0.645      0.523      0.761      0.883      1.000        N/A        N/A
  End of Period                               0.700      0.672      0.645      0.523      0.761      0.883        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          16,096     23,037     31,971     44,244     54,115     35,152        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period                         1.418      1.390      1.073
  End of Period                               1.530      1.418      1.390
  Units Outstanding at End of Period
     (in thousands)                          86,816     79,054     69,168

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         1.580      1.249      1.075
  End of Period                               1.945      1.580      1.249
  Units Outstanding at End of Period
     (in thousands)                          85,126     60,145     43,433

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND*
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND**
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
  Beginning of Period                         0.953      0.899      0.714      0.959      1.113      1.000        N/A        N/A
  End of Period                               1.016      0.953      0.899      0.714      0.959      1.113        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          10,501     14,795     18,782     23,378     30.205     17,623        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                         1.088      0.996      0.758      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.130      1.088      0.996      0.758        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          43,925     58,754     83,127     57,284        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                         1.120      0.986      0.741      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.206      1.120      0.986      0.741        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             930      1,348      1,884      3,831        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         1.137      1.037      0.796      1.039      1.053      1.000        N/A        N/A
  End of Period                               1.172      1.137      1.037      0.796      1.039      1.053        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          48,414     65,504     85,680    111,809    107.903     26,264        N/A        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                         0.581      0.544      0.448      0.657      0.807      1.000        N/A        N/A
  End of Period                               0.658      0.581      0.544      0.448      0.657      0.807        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          76,799    102,546    142,071    125,366     89,664     41,877        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                         1.346      1.147      0.826      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.415      1.346      1.147      0.826        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           6,354      7,193      7,124      8,092        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                           1.190      1.065      0.841      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.237      1.190      1.065      0.841        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,468      4,632      5,041      5,960        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         2.524      2.103      1.488      1.685      1.962      1.000      1.736      1.596
  End of Period                               2.808      1.524      2.103      1.488      1.685      1.962      1.980      1.736
  Units Outstanding at End of Period
     (in thousands)                          18,929     22,097     28,413     35,925     45,358     57,144     63,396     68,279

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period                         0.809      0.732      0.527      0.714      0.862      1.000        N/A        N/A
  End of Period                               0.886      0.809      0.732      0.527      0.714      0.862        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           7,033      9,689     13,379     18,371     26,111     20,348        N/A        N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
  Beginning of Period                         0.446      0.444      0.307      0.484      0.726      1.000        N/A        N/A
  End of Period                               0.456      0.446      .0444      0.307      0.484      0.726        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          19,054     29,415     36,309     46,709     61,559     39,623        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                             N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         1.519      1.284      1.143
  End of Period                               1.596      1.519      1.284
  Units Outstanding at End of Period
     (in thousands)                          62,134     44,416     34,692

DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
DWS DREMAN FINANCIAL SERVICES VIP
Unit Value:
  Beginning of Period                         1.433      1.299      1.028      1.141      1.216      1.000        N/A        N/A
  End of Period                               1.412      1.433      1.299      1.028      1.141      1.216        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,114      5,807      7,711      9,276     12,847      8,123        N/A        N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                         1.020      1.006      0.992      1.003      1.000        N/A        N/A        N/A
  End of Period                               1.044      1.020      1.006      0.992      1.003        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           6,972      8,142      6,745      6,606      5,031        N/A        N/A        N/A

FIDELITY VIP II ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
  Beginning of Period                         1.828      1.759      1.513      1.682      1.779      1.000      1.717      1.514
  End of Period                               1.874      1.828      1.759      1.513      1.682      1.779      1.879      1.717
  Units Outstanding at End of Period
     (in thousands)                          18,873     25,020     30,953     39,943     56,014     69,447     78,861     69,704

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         3.765      3.426      2.667      3.259      3.479      1.000      3.107      2.824
  End of Period                               3.928      3.765      3.426      2.667      3.259      3.479      3.256      3.107
  Units Outstanding at End of Period
     (in thousands)                          58,900     77,753    103,116    129,891    155,830    160,638    188,374    187,989

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
DWS DREMAN FINANCIAL SERVICES VIP
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FIDELITY VIP II ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
  Beginning of Period                         1.273      1.127      0.977
  End of Period                               1.514      1.273      1.127
  Units Outstanding at End of Period
     (in thousands)                          55,551     42,415     33,444

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         2.236      1.185      1.490
  End of Period                               2.824      2.236      1.185
  Units Outstanding at End of Period
     (in thousands)                         180,001    167,000    139,145

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         3.177      3.119      2.382      3.458      4.261      1.000      3.586      2.608
  End of Period                               3.313      3.177      3.119      2.382      3.458      4.261      4.857      3.586
  Units Outstanding at End of Period
     (in thousands)                          55,169     74,506     95,952    118,860    145,454    165,188    160,262    149,009

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         2.096      1.940      1.547      1.518      1.745      1.000      2.142      2.272
  End of Period                               2.121      2.096      1.940      1.547      1.518      1.745      2.284      2.142
  Units Outstanding at End of Period
     (in thousands)                          23,701     31,613     42,370     53,459     75,143     89,452     97,498     97,829

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.963      1.753      1.241      1.579      2.033      1.000      1.814      1.632
  End of Period                               2.303      1.963      1.753      1.241      1.579      2.033      2.550      1.814
  Units Outstanding at End of Period
     (in thousands)                          20,504     27,367     35,468     47,396     63,236     72,650     58,821     59,052

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                         1.208      1.064      0.843      0.946      1.000        N/A        N/A        N/A
  End of Period                               1.389      1.208      1.064      0.843      0.946        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          29,669     28,056     25,489     23,143      6,027        N/A        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                         0.768      0.729      0.572      0.744      0.884      1.000        N/A        N/A
  End of Period                               0.823      0.768      0.729      0.572      0.744      0.884        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,224      6,851      8,315      8,451      8,713      4,701        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         2.143      1.895      1.419
  End of Period                               2.608      2.143      1.895
  Units Outstanding at End of Period
     (in thousands)                         148,211    142,450    116,485

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         1.958      1.743      1.465
  End of Period                               2.272      1.958      1.743
  Units Outstanding at End of Period
     (in thousands)                          76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.484      1.330      1.230
  End of Period                               1.632      1.484      1.330
  Units Outstanding at End of Period
     (in thousands)                          56,689     63,050     65,256

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                         1.435      1.168      0.857      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.669      1.435      1.168      0.857        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          14,845     11,728      9,987      8,762        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                         1.302      1.161      0.748      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.314      1.302      1.161      0.748        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,078      5,714      6,841      2,668        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.170      1.073      0.867      0.947      1.192      1.000        N/A        N/A
  End of Period                               1.194      1.170      1.073      0.867      0.947      1.192        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,736      6,197      6,133      6,131      5,654      1,498        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.090      1.025      0.819      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.086      1.090      1.025      0.819        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,261      2,580      2,074      1,207        N/A        N/A        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         0.745      0.678      0.501      0.713      0.854      1.000        N/A        N/A
  End of Period                               0.769      0.745      0.678      0.501      0.713      0.854        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          45,151     55,170     76,438     69,575     59,750     39,455        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                         1.156      1.041      0.844      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.259      1.156      1.041      0.844        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,103      5,702      5,848      4,311        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period                         1.194      1.022      0.784      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.296      1.194      1.022      0.784        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          13,063     17,180     24,466     19,374        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         0.792      0.719      0.591      0.633      0.900      1.000        N/A        N/A
  End of Period                               0.875      0.792      0.719      0.591      0.633      0.900        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          24,143     28,738     35,925     50,358    110,027     40,227        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                         0.608      0.592      0.457      0.767      0.855      1.000        N/A        N/A
  End of Period                               0.623      0.608      0.592      0.457      0.767      0.855        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          29,575     41,458     55,756     86,729     67,633     45,951        N/A        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                         1.077      0.956      0.710      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.092      1.077      0.956      0.710        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,638      5,322      6,591      3,341        N/A        N/A        N/A        N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                         1.028      0.982      0.747      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.064      1.028      0.982      0.747        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,933      2,682      3,162      4,210        N/A        N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                         1.148      1.049      0.918      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.161      1.148      1.049      0.918        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          12,045     13,135     13,765      9,555        N/A        N/A        N/A        N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                         1.430      1.118      0.837      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.643      1.430      1.118      0.837        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,396      1,985      1,385        111        N/A        N/A        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                         1.192      1.102      0.897      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.218      1.192      1.102      0.897        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,166      3,287      3,284      1,452        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                         1.062      1.011      0.785      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.098      1.062      1.011      0.785        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           7,117      9,180      9,294      6,290        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                         1.269      1.084      0.770      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.427      1.269      1.084      0.770        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           8,504      8,861      7,989      7,708        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                         1.237      1.154      0.946      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.243      1.237      1.154      0.946        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           8,482     10,324     12,863      8,927        N/A        N/A        N/A        N/A

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

                                                                         YEAR ENDED DECEMBER 31ST
                                           -------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2005       2004       2003       2002       2001       2000       1999       1998
-----------                                -------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                         1.078      1.003      0.805      1.000        N/A        N/A        N/A        N/A
  End of Period                               1.124      1.078      1.003      0.805        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,754      3,313      3,517      3,512        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                         1.224      1.047      0.673      0.692      0.758      1.000        N/A        N/A
  End of Period                               1.660      1.224      1.047      0.673      0.692      0.758        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          13,222     15,009     20,713     10,104      8,741      6,325        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         1.902      1.425      1.076      1.067      1.007      1.000        N/A        N/A
  End of Period                               2.153      1.902      1.425      1.076      1.067      1.007        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           7,306      9,176      8,866     11,154      6,162      1,505        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                         1.322      1.179      0.917      1.138      1.485      1.000      1.396      1.222
  End of Period                               1.512      1.322      1.179      0.917      1.138      1.485      1.834      1.396
  Units Outstanding at End of Period
     (in thousands)                          26,725     36,671     49,874     81,388    115,669     77,533     68,032     68,367

                                              YEAR ENDED DECEMBER 31ST
                                           ------------------------------
SUB-ACCOUNT                                  1997       1996       1995
-----------                                ------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                         1.203      1.064      1.000
  End of Period                               1.222      1.203      1.064
  Units Outstanding at End of Period
     (in thousands)                          59,832     35,915      10882



*Effective May 1, 2006, AIM V.I. Aggressive Growth Fund merged into the AIM V.I. Capital Appreciation Fund.

**Effective May 1, 2006, AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.


As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information dated May 1, 2006 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid-Cap Value Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series


DWS VARIABLE SERIES II
DWS Technology Growth VIP
DWS Dreman Financial Services VIP


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
(SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2006

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS


SPECIAL TERMS                                                            5
SUMMARY OF FEES AND EXPENSES                                             7
SUMMARY OF CONTRACT FEATURES                                            11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING
FUNDS                                                                   15
INVESTMENT OBJECTIVES AND POLICIES                                      16
PERFORMANCE INFORMATION                                                 21
DESCRIPTION OF THE CONTRACT                                             23
   DISRUPTIVE TRADING                                                   23
   PAYMENTS                                                             24
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                        25
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                  25
   TELEPHONE TRANSACTIONS PRIVILEGE                                     25
   TRANSFER PRIVILEGE                                                   26
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS        26
   SURRENDER                                                            27
   WITHDRAWALS                                                          27
   DEATH BENEFIT                                                        29
   THE SPOUSE OF THE OWNER AS BENEFICIARY                               30
   OPTIONAL ENHANCED EARNINGS RIDER                                     30
   ASSIGNMENT                                                           32
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                    33
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                       33
   ANNUITY BENEFIT PAYMENTS                                             34
   NORRIS DECISION                                                      35
   COMPUTATION OF VALUES                                                36
CHARGES AND DEDUCTIONS                                                  37
   VARIABLE ACCOUNT DEDUCTIONS                                          37
   CONTRACT FEE                                                         38
   OPTIONAL RIDER CHARGES                                               38
   PREMIUM TAXES                                                        38
   SURRENDER CHARGE                                                     39
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED           40
   TRANSFER CHARGE                                                      42
GUARANTEE PERIOD ACCOUNTS                                               43
FEDERAL TAX CONSIDERATIONS                                              46
STATEMENTS AND REPORTS                                                  52
LOANS (QUALIFIED CONTRACTS ONLY)                                        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                       52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                               53
VOTING RIGHTS                                                           53
DISTRIBUTION                                                            54
LEGAL MATTERS                                                           54
FURTHER INFORMATION                                                     55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                 A-1
APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT         B-1
APPENDIX C -- THE DEATH BENEFIT                                        C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                          D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                  3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                   4
SERVICES                                                                         4
UNDERWRITERS                                                                     5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                       6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                      7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER           8
PERFORMANCE INFORMATION                                                          9
FINANCIAL STATEMENTS                                                           F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust "GSVIT"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Variable Series II ("DVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                     MAXIMUM
                                                                     CHARGE
                                                                     -------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)                               8.0%

TRANSFER CHARGE:                                                     None(2)

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                      COMPLETE YEARS FROM
                        DATE OF PAYMENT     CHARGE
                      -------------------   ------
                          Less than 2        8.0%
                          Less than 3        7.0%
                          Less than 4        6.0%
                          Less than 5        5.0%
                          Less than 6        4.0%
                          Less than 7        3.0%
                          Less than 8        2.0%
                          Less than 9        1.0%
                           Thereafter          0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1)                                                                      $   30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                             1.25%
Administrative Expense Charge:                                                                 0.20%
                                                                                             ------
Total Annual Expenses:                                                                         1.45%

OPTIONAL RIDER CHARGES:
 The charge on an annual basis as a percentage of the Accumulated Value is:
 Enhanced Earnings Rider                                                                       0.25%
 Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting
 period(2)                                                                                     0.25%
 Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting
 period(2)                                                                                     0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


    TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM                        MAXIMUM
--------------------------------------------   ----------------------------   ---------------------------
Expenses that are deducted from Underlying     Annual charge of 0.56%(1) of     Annual charge of 1.99%
Fund assets, including management fees,          average daily net assets     of average daily net assets
distribution and/or service (12b-1) fees and
other expenses.



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses set forth after the portfolio names, respectively, would have been: Fidelity VIP Equity Income (0.55%), Fidelity VIP Growth Opportunities (0.92%), Fidelity VIP Value Strategies (0.91%). These offsets may be discontinued at any time.

The table above shows the minimum and maximum expenses of the Funds during 2005. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   -------   -------   -------   --------
   Fund with the maximum total
   operating expenses              $ 1,128   $ 1,865   $ 2,519   $  4,197

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   -------   -------   -------   --------
   Fund with the maximum total
   operating expenses              $   401   $ 1,215   $ 2,046   $  4,197


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   -------   -------   -------   --------
  Fund with the minimum total
  operating expenses               $   950   $ 1,333   $ 1,608   $  2,390


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   -------   -------   -------   --------
  Fund with the minimum total
  operating expenses               $   209   $   646   $ 1,108   $  2,390

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio;

     -    Experienced professional investment advisers;

     -    Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -    Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

     - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;


     - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or


     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.


The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;


(b)  gross payments compounded daily at the effective annual yield of 5%; or


(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of accumulated value among your current investments without any tax consequences.

     - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2005, Allmerica Financial and its subsidiaries had over $11 billion in combined assets and over $17 billion of life insurance in force. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.


Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.


ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS INTERNATIONAL EQUITY FUND


GOLDMAN SACHS CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.


GOLDMAN SACHS EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS MONEY MARKET FUND - seeks to maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.


GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND - seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. This Fund was formerly known as Goldman Sachs CORE(SM) U.S. Equity Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. CAPITAL APPRECIATION FUND -- seeks to provide growth of capital.

AIM V.I. CORE EQUITY FUND -- seeks to provide growth of capital.. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. This Fund was formerly known as AIM V.I. Core Stock Fund.

AIM V.I. GLOBAL HEALTH CARE FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. This fund was formerly known as AIM V.I. Health Sciences Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCEBERNSTEIN CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.


DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in foreign securities that provide the potential for capital appreciation and income.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. Management selects stocks of companies that they think will provide high and consistent earnings growth with a reasonable level of risk.

DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS TECHNOLOGY GROWTH VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities. This Portfolio was formerly known as Scudder Technology Growth Portfolio.

DWS DREMAN FINANCIAL SERVICES VIP -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies. The sub-adviser is Dreman Value Management L.L.C. This Portfolio was formerly known as SVS Dreman Financial Services Portfolio.


EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND,
                                   FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
                                   FUND, AND
                                   FT VIP FRANKLIN SMALL-MID CAP GROWTH
                                   SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The sub-adviser is Franklin Templeton Investment Management Limited.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

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OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower grade, high-yield debt securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

                                      * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;
-    the length of time between transfers;
- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
-    the dollar amount(s) requested for transfers; and
- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.


     - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the

Sub-Account investing in the Goldman Sachs Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs Money Market Fund or the Sub-Account investing in the Goldman Sachs Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER
At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above. For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.


If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

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DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;


(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or


(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%

(c) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;


(b)  gross payments compounded daily at the effective annual yield of 5%; or


(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

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AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

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ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs Structured U.S. Equity Fund and the Goldman Sachs Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:    (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

          (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying
          (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

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COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT .

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a ten-year waiting 0.25% period:
     2. Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a fifteen-year waiting 0.15% period:

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

           COMPLETE YEARS
               FROM         CHARGE AS PERCENTAGE OF
          DATE OF PAYMENT   NEW PAYMENTS WITHDRAWN
          ---------------   -----------------------
            Less than 2                8%
            Less than 3                7%
            Less than 4                6%
            Less than 5                5%
            Less than 6                4%
            Less than 7                3%
            Less than 8                2%
            Less than 9                1%
             Thereafter                0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.


In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:


(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):


(1)  any employee and directors of the Company;

(2)  any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.


For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:  100% of Cumulative Earnings (calculated as the
               Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:  10% of the Accumulated Value as of the Valuation Date
               the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                 [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s). However, in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (2) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

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TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs Money Market Fund.


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.


The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

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

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation

Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or are registered representatives of other broker-dealers.

The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.

Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:


          If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Sub-Account investing in the Goldman Sachs Money Market Fund.


The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                                    WITHDRAWAL
                  HYPOTHETICAL       WITHOUT       SURRENDER
      CONTRACT    ACCUMULATED       SURRENDER        CHARGE        SURRENDER
        YEAR         VALUE        CHARGE AMOUNT    PERCENTAGE       CHARGE
      --------   --------------   --------------   ----------   --------------
          1      $    54,000.00   $     5,400.00            8%  $     3,888.00
          2           58,320.00         8,320.00            8%        4,000.00
          3           62,985.60        12,985.60            7%        3,500.00
          4           68,024.45        18,024.45            6%        3,000.00
          5           73,466.40        23,466.40            5%        2,500.00
          6           79,343.72        29,343.72            4%        2,000.00
          7           85,691.21        35,691.21            3%        1,500.00
          8           92,546.51        42,546.51            2%        1,000.00
          9           99,950.23        49,950.23            1%          500.00
         10          107,946.25        57,946.25            0%            0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                                     WITHDRAWAL
                  HYPOTHETICAL                        WITHOUT       SURRENDER
      CONTRACT    ACCUMULATED                        SURRENDER        CHARGE      SURRENDER
        YEAR         VALUE         WITHDRAWALS     CHARGE AMOUNT    PERCENTAGE     CHARGE
      --------   --------------   --------------   --------------   ----------    ----------
          1      $    54,000.00   $         0.00   $     5,400.00            8%   $     0.00
          2           58,320.00             0.00         8,320.00            8%         0.00
          3           62,985.60             0.00        12,985.60            7%         0.00
          4           68,024.45        30,000.00        18,024.45            6%       718.53
          5           41,066.40        10,000.00         4,106.68            5%       294.67
          6           33,551.72         5,000.00         3,355.17            4%        65.79
          7           30,835.85        10,000.00         3,083.59            3%       207.49
          8           22,502.72        15,000.00         2,250.27            2%       254.99
          9            8,102.94             0.00           810.29            1%         0.00
         10            8,751.17             0.00         1,248.45            0%         0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                               = (.97297)(TO THE POWER OF 7) - 1

                               = -.17452

  The Market Value Adjustment  = Maximum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%

                               = Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               = Maximum (-$10,992.38 or -$8,349.25)

                               = -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                               = (.98182)(TO THE POWER OF 7) - 1

                               = -.12054

  The Market Value Adjustment  = the market value factor multiplied by the withdrawal

                               = -.12054 X $62,985.60

                               = -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                               = (1.02857)(TO THE POWER OF 7) - 1

                               = .21798

  The Market Value Adjustment  = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

                               = Minimum of (.21798 X $62,985.60
                                               or $8,349.25)

                               = Minimum of ($13,729.78 or $8,349.25)

                               = $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

       The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                               = [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                               = (1.00935)(TO THE POWER OF 7) - 1

                               = .06728

  The Market Value Adjustment  = the market value factor multiplied by the withdrawal

                               = .06728 X $62,985.60

                               = $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                           WITHDRAWAL
           HYPOTHETICAL      MARKET                                                   HYPOTHETICAL
CONTRACT   ACCUMULATED       VALUE          DEATH          DEATH          DEATH          DEATH
  YEAR        VALUE        ADJUSTMENT     BENEFIT(a)     BENEFIT(b)     BENEFIT(c)      BENEFIT
--------   ------------   ------------   ------------   ------------   ------------   ------------
    1      $  53,000.00   $       0.00   $  53,000.00   $  52,500.00   $  50,000.00   $  53,000.00
    2         53,530.00         500.00      54,030.00      55,125.00      53,000.00      55,125.00
    3         58,883.00           0.00      58,883.00      57,881.25      55,125.00      58,883.00
    4         52,994.70         500.00      53,494.70      60,775.31      58,883.00      60,775.31
    5         58,294.17           0.00      58,294.17      63,814.08      60,775.31      63,814.08
    6         64,123.59         500.00      64,623.59      67,004.78      63,814.08      67,004.78
    7         70,535.95           0.00      70,535.95      70,355.02      67,004.78      70,535.95
    8         77,589.54         500.00      78,089.54      73,872.77      70,535.95      78,089.54
    9         85,348.49           0.00      85,348.49      77,566.41      78,089.54      85,348.49
   10         93,883.34           0.00      93,883.34      81,444.73      85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                       WITHDRAWAL
        HYPOTHETICAL                     MARKET                                                   HYPOTHETICAL
        ACCUMULATED                      VALUE          DEATH          DEATH          DEATH          DEATH
 YEAR      VALUE       WITHDRAWALS     ADJUSTMENT     BENEFIT(a)     BENEFIT(b)     BENEFIT(c)      BENEFIT
-----   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  1     $  53,000.00   $       0.00   $       0.00   $  53,000.00   $  52,500.00   $  50,000.00   $  53,000.00
  2        53,530.00           0.00         500.00      54,030.00      55,125.00      53,000.00      55,125.00
  3         3,883.00      50,000.00           0.00       3,883.00       4,171.13       3,972.50       4,171.13
  4         3,494.70           0.00         500.00       3,994.70       4,379.68       4,171.13       4,379.68
  5         3,844.17           0.00           0.00       3,844.17       4,598.67       4,379.68       4,598.67
  6         4,228.59           0.00         500.00       4,728.59       4,828.60       4,598.67       4,828.60
  7         4,651.45           0.00           0.00       4,651.45       5,070.03       4,828.60       5,070.03
  8         5,116.59           0.00         500.00       5,616.59       5,323.53       5,070.03       5,616.59
  9         5,628.25           0.00           0.00       5,628.25       5,589.71       5,616.59       5,628.25
 10           691.07       5,000.00           0.00         691.07         712.70         683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                  HYPOTHETICAL   HYPOTHETICAL
                  ACCUMULATED    MARKET VALUE   HYPOTHETICAL
          YEAR      VALUE         ADJUSTMENT    DEATH BENEFIT
         ------   ------------   ------------   -------------
            1     $  53,000.00   $       0.00   $   53,000.00
            2        53,530.00         500.00       54,030.00
            3        58,883.00           0.00       58,883.00
            4        52,994.70         500.00       53,494.70
            5        58,294.17           0.00       58,294.17
            6        64,123.59         500.00       64,623.59
            7        70,535.95           0.00       70,535.95
            8        77,589.54         500.00       78,089.54
            9        85,348.49           0.00       85,348.49
           10        93,883.34           0.00       93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D


At the Special Meeting of Shareholders of Allmerica Investment Trust ("AIT") that was held on December 9, 2005, the shareholders of each fund of AIT ("AIT fund") approved the reorganization and merger of each AIT Fund into a corresponding portfolio of the Goldman Sachs Variable Insurance Trust. As of the close of business on January 6, 2006, each AIT Fund reorganized into the corresponding Goldman Sachs VIT Fund, as follows:



        FUNDS OF ALLMERICA INVESTMENT TRUST        FUNDS OF GOLDMAN SACHS VARIABLE INSURANCE TRUST
        -----------------------------------        -----------------------------------------------
        AIT Core Equity Fund                       Goldman Sachs Structured U.S. Equity Fund
        AIT Equity Index Fund                      Goldman Sachs Equity Index Fund
        AIT Government Bond Fund                   Goldman Sachs Government Income Fund
        AIT Money Market Fund                      Goldman Sachs Money Market Fund
        AIT Select Capital Appreciation Fund       Goldman Sachs Growth Opportunities Fund
        AIT Select Growth Fund                     Goldman Sachs Capital Growth Fund
        AIT Select International Equity Fund       Goldman Sachs International Equity Fund
        AIT Select Investment Grade Income Fund    Goldman Sachs Core Fixed Income Fund
        AIT Select Value Opportunity Fund          Goldman Sachs Mid Cap Value Fund


                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2005.



                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        2.643         2.429         1.930         2.559         3.124         3.503
  End of Period                              2.761         2.643         2.429         1.930         2.559         3.124
  Units Outstanding at End of Period
     (in thousands)                         49,770        66,133        89,100       112,605       146,472       166,719

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        3.162         2.908         2.309         3.012         3.474         3.874
  End of Period                              3.253         3.162         2.908         2.309         3.012         3.474
  Units Outstanding at End of Period
     (in thousands)                         66,358        86,857       112,918        97,085       126,463       135,764

                                                           YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        2.748         2.336         1.894         1.599         1.221
  End of Period                              3.503         2.748         2.336         1.894         1.599
  Units Outstanding at End of Period
     (in thousands)                        167,814       164,914       156,173       135,573       116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        3.265         2.581         1.977         1.640         1.221
  End of Period                              3.874         3.265         2.581         1.977         1.640
  Units Outstanding at End of Period
     (in thousands)                        131,644       107,625        85,344        57,428        39,534

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.811         1.800         1.796         1.668         1.573         1.451
  End of Period                              1.813         1.811         1.800         1.796         1.668         1.573
  Units Outstanding at End of Period
     (in thousands)                         31,920        41,890        64,567        95,203        59,275        42,354

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1.396         1.403         1.413         1.410         1.372         1.308
  End of Period                              1.413         1.396         1.403         1.413         1.410         1.372
  Units Outstanding at End of Period
     (in thousands)                         48,947        61,685        99,148       184,907       168,048       137,255

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                       2.954         2.527         1.835         2.375         2.438         2.316
   End of Period                             3.339         2.954         2.527         1.835         2.375         2.438
   Units Outstanding at End of Period
     (in thousands)                         30,692        40,196        47,472        63,322        76,419        81,632

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period                        1.931         1.824         1.466         2.054         2.768         3.417
  End of Period                              2.044         1.931         1.824         1.466         2.054         2.768
  Units Outstanding at End of Period
     (in thousands)                         74,016       100,514       135,926        97,683       130,588       144,445

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.632         1.446         1.149         1.445         1.869         2.084
  End of Period                              1.807         1.632         1.446         1.149         1.445         1.869
  Units Outstanding at End of Period
     (in thousands)                         67,004        89,898       123,218       137,904       144,032       143,187

                                                           YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.469         1.384         1.311         1.285         1.152
  End of Period                              1.451         1.469         1.384         1.311         1.285
  Units Outstanding at End of Period
     (in thousands)                         51,711        48,930        35,261        30,921        31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1.262         1.214         1.167         1.124         1.077
  End of Period                              1.308         1.262         1.214         1.167         1.124
  Units Outstanding at End of Period
     (in thousands)                        205,622       128,730        91,676        92,354        69,311

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                       1.875         1.670         1.482         1.383         1.000
   End of Period                             2.316         1.875         1.670         1.482         1.383
   Units Outstanding at End of Perio
     (in thousands)                         81,133        80,048        70,932        52,927        16,096

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period                        2.671         2.001         1.514         1.259         1.024
  End of Period                              3.417         2.671         2.001         1.514         1.259
  Units Outstanding at End of Period
     (in thousands)                        136,939       121,005        96,643        62,633        47,078

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.605         1.398         1.355         1.127         0.956
  End of Period                              2.084         1.605         1.398         1.355         1.127
  Units Outstanding at End of Period
     (in thousands)                        129,946       130,011       115,585        77,485        37,680

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        2.044         1.995         1.959         1.838         1.728         1.590
  End of Period                              2.051         2.044         1.995         1.959         1.838         1.728
  Units Outstanding at End of Period
     (in thousands)                         53,146        69,962        96,291       102,999       108,332        91,834

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        3.566         3.032         2.223         2.695         2.427         1.889
  End of Period                              3.767         3.566         3.032         2.223         2.695         2.427
  Units Outstanding at End of Period
     (in thousands)                         32,822        43,892        62,834        73,932        75,512        84,657

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                        0.795         0.771         0.625         0.859         1.000           N/A
  End of Period                              0.811         0.795         0.771         0.625         0.859           N/A
  Units Outstanding at End of Period
     (in thousands)                          4,592         5,239         5,538         6,053         2,783           N/A

AIM V.I. AGGRESSIVE GROWTH FUND*
Unit Value:
  Beginning of Period                        0.695         0.631         0.505         0.663         0.910         1.000
  End of Period                              0.724         0.695         0.996         0.505         0.663         0.910
  Units Outstanding at End of Period
     (in thousands)                         23,935        33,515        45,341        64,998        73,596        34,003

AIM V.I. PREMIER EQUITY FUND**
Unit Value:
  Beginning of Period                        0.672         0.645         0.523         0.761         0.883         1.000
  End of Period                              0.700         0.672         0.645         0.523         0.761         0.883
  Units Outstanding at End of Period
     (in thousands)                         16,096        23,037        31,971        44,244        54,115        35,152

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        1.629         1.530         1.418         1.390         1.073
  End of Period                              1.590         1.629         1.530         1.418         1.390
  Units Outstanding at End of Period
     (in thousands)                        106,780       102,088        86,816        79,054        69,168

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        2.011         1.945         1.580         1.249         1.075
  End of Period                              1.889         2.011         1.945         1.580         1.249
  Units Outstanding at End of Period
     (in thousands)                        103,456        99,750        85,126        60,145        43,433

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

AIM V.I. AGGRESSIVE GROWTH FUND*
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

AIM V.I. PREMIER EQUITY FUND**
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
  Beginning of Period                        0.953         0.899         0.714         0.959         1.113         1.000
  End of Period                              1.016         0.953         0.899         0.714         0.959         1.113
  Units Outstanding at End of Period
     (in thousands)                         10,501        14,795        18,782        23,378        30.205        17,623

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                        1.088         0.996         0.758         1.000           N/A           N/A
  End of Period                              1.130         1.088         0.996         0.758           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                         43,925        58,754        83,127        57,284           N/A           N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                        1.120         0.986         0.741         1.000           N/A           N/A
  End of Period                              1.206         1.120         0.986         0.741           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            930         1,348         1,884         3,831           N/A           N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        1.137         1.037         0.796         1.039         1.053         1.000
  End of Period                              1.172         1.137         1.037         0.796         1.039         1.053
  Units Outstanding at End of Period
     (in thousands)                         48,414        65,504        85,680       111,809       107.903        26,264

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                        0.581         0.544         0.448         0.657         0.807         1.000
  End of Period                              0.658         0.581         0.544         0.448         0.657         0.807
  Units Outstanding at End of Period
     (in thousands)                         76,799       102,546       142,071       125,366        89,664        41,877

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                        1.346         1.147         0.826         1.000           N/A           N/A
  End of Period                              1.415         1.346         1.147         0.826           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          6,354         7,193         7,124         8,092           N/A           N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                        1.190         1.065         0.841         1.000           N/A           N/A
  End of Period                              1.237         1.190         1.065         0.841           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          4,468         4,632         5,041         5,960           N/A           N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        2.524         2.103         1.488         1.685         1.962         1.000
  End of Period                              2.808         1.524         2.103         1.488         1.685         1.962
  Units Outstanding at End of Period
     (in thousands)                         18,929        22,097        28,413        35,925        45,358        57,144

DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                        0.809         0.732         0.527         0.714         0.862         1.000
  End of Period                              0.886         0.809         0.732         0.527         0.714         0.862
  Units Outstanding at End of Period
     (in thousands)                          7,033         9,689        13,379        18,371        26,111        20,348

DWS TECHNOLOGY GROWTH VIP
Unit Value:
  Beginning of Period                        0.446         0.444         0.307         0.484         0.726         1.000
  End of Period                              0.456         0.446         .0444         0.307         0.484         0.726
  Units Outstanding at End of Period
     (in thousands)                         19,054        29,415        36,309        46,709        61,559        39,623

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        1.736         1.596         1.519         1.284         1.143
  End of Period                              1.980         1.736         1.596         1.519         1.284
  Units Outstanding at End of Period
     (in thousands)                         63,396        68,279        62,134        44,416        34,692

DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
DWS DREMAN FINANCIAL SERVICES
VIP
Unit Value:
  Beginning of Period                        1.433         1.299         1.028         1.141         1.216         1.000
  End of Period                              1.412         1.433         1.299         1.028         1.141         1.216
  Units Outstanding at End of Period
     (in thousands)                          4,114         5,807         7,711         9,276        12,847         8,123

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                        1.020         1.006         0.992         1.003         1.000           N/A
  End of Period                              1.044         1.020         1.006         0.992         1.003           N/A
  Units Outstanding at End of Period
     (in thousands)                          6,972         8,142         6,745         6,606         5,031           N/A

FIDELITY VIP II ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
  Beginning of Period                        1.828         1.759         1.513         1.682         1.779         1.000
  End of Period                              1.874         1.828         1.759         1.513         1.682         1.779
  Units Outstanding at End of Period
     (in thousands)                         18,873        25,020        30,953        39,943        56,014        69,447

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        3.765         3.426         2.667         3.259         3.479         1.000
  End of Period                              3.928         3.765         3.426         2.667         3.259         3.479
  Units Outstanding at End of Period
     (in thousands)                         58,900        77,753       103,116       129,891       155,830       160,638

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
DWS DREMAN FINANCIAL SERVICES
VIP
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FIDELITY VIP II ASSET MANAGER(SM)
PORTFOLIO
Unit Value:
  Beginning of Period                        1.717         1.514         1.273         1.127         0.977
  End of Period                              1.879         1.717         1.514         1.273         1.127
  Units Outstanding at End of Period
     (in thousands)                         78,861        69,704        55,551        42,415        33,444

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        3.107         2.824         2.236         1.185         1.490
  End of Period                              3.256         3.107         2.824         2.236         1.185
  Units Outstanding at End of Period
     (in thousands)                        188,374       187,989       180,001       167,000       139,145

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        3.177         3.119         2.382         3.458         4.261         1.000
  End of Period                              3.313         3.177         3.119         2.382         3.458         4.261
  Units Outstanding at End of Period
     (in thousands)                         55,169        74,506        95,952       118,860       145,454       165,188

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        2.096         1.940         1.547         1.518         1.745         1.000
  End of Period                              2.121         2.096         1.940         1.547         1.518         1.745
  Units Outstanding at End of Period
     (in thousands)                         23,701        31,613        42,370        53,459        75,143        89,452

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.963         1.753         1.241         1.579         2.033         1.000
  End of Period                              2.303         1.963         1.753         1.241         1.579         2.033
  Units Outstanding at End of Period
     (in thousands)                         20,504        27,367        35,468        47,396        63,236        72,650

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                        1.208         1.064         0.843         0.946         1.000           N/A
  End of Period                              1.389         1.208         1.064         0.843         0.946           N/A
  Units Outstanding at End of Period
     (in thousands)                         29,669        28,056        25,489        23,143         6,027           N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                        0.768         0.729         0.572         0.744         0.884         1.000
  End of Period                              0.823         0.768         0.729         0.572         0.744         0.884
  Units Outstanding at End of Period
     (in thousands)                          4,224         6,851         8,315         8,451         8,713         4,701

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        3.586         2.608         2.143         1.895         1.419
  End of Period                              4.857         3.586         2.608         2.143         1.895
  Units Outstanding at End of Period
     (in thousands)                        160,262       149,009       148,211       142,450       116,485

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        2.142         2.272         1.958         1.743         1.465
  End of Period                              2.284         2.142         2.272         1.958         1.743
  Units Outstanding at End of Period
     (in thousands)                         97,498        97,829        76,343        53,956        38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.814         1.632         1.484         1.330         1.230
  End of Period                              2.550         1.814         1.632         1.484         1.330
  Units Outstanding at End of Period
     (in thousands)                         58,821        59,052        56,689        63,050        65,256

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                        1.435         1.168         0.857         1.000           N/A           N/A
  End of Period                              1.669         1.435         1.168         0.857           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                         14,845        11,728         9,987         8,762           N/A           N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                        1.302         1.161         0.748         1.000           N/A           N/A
  End of Period                              1.314         1.302         1.161         0.748           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          4,078         5,714         6,841         2,668           N/A           N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.170         1.073         0.867         0.947         1.192         1.000
  End of Period                              1.194         1.170         1.073         0.867         0.947         1.192
  Units Outstanding at End of Period
     (in thousands)                          4,736         6,197         6,133         6,131         5,654         1,498

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.090         1.025         0.819         1.000           N/A           N/A
  End of Period                              1.086         1.090         1.025         0.819           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          2,261         2,580         2,074         1,207           N/A           N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        0.745         0.678         0.501         0.713         0.854         1.000
  End of Period                              0.769         0.745         0.678         0.501         0.713         0.854
  Units Outstanding at End of Period
     (in thousands)                         45,151        55,170        76,438        69,575        59,750        39,455

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                        1.156         1.041         0.844         1.000           N/A           N/A
  End of Period                              1.259         1.156         1.041         0.844           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          5,103         5,702         5,848         4,311           N/A           N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                        1.194         1.022         0.784         1.000           N/A           N/A
  End of Period                              1.296         1.194         1.022         0.784           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                         13,063        17,180        24,466        19,374           N/A           N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        0.792         0.719         0.591         0.633         0.900         1.000
  End of Period                              0.875         0.792         0.719         0.591         0.633         0.900
  Units Outstanding at End of Period
     (in thousands)                         24,143        28,738        35,925        50,358       110,027        40,227

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                        0.608         0.592         0.457         0.767         0.855         1.000
  End of Period                              0.623         0.608         0.592         0.457         0.767         0.855
  Units Outstanding at End of Period
     (in thousands)                         29,575        41,458        55,756        86,729        67,633        45,951

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                        1.077         0.956         0.710         1.000           N/A           N/A
  End of Period                              1.092         1.077         0.956         0.710           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          3,638         5,322         6,591         3,341           N/A           N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                        1.028         0.982         0.747         1.000           N/A           N/A
  End of Period                              1.064         1.028         0.982         0.747           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          1,933         2,682         3,162         4,210           N/A           N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                        1.148         1.049         0.918         1.000           N/A           N/A
  End of Period                              1.161         1.148         1.049         0.918           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                         12,045        13,135        13,765         9,555           N/A           N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                        1.430         1.118         0.837         1.000           N/A           N/A
  End of Period                              1.643         1.430         1.118         0.837           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          3,396         1,985         1,385           111           N/A           N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                        1.192         1.102         0.897         1.000           N/A           N/A
  End of Period                              1.218         1.192         1.102         0.897           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          3,166         3,287         3,284         1,452           N/A           N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                        1.062         1.011         0.785         1.000           N/A           N/A
  End of Period                              1.098         1.062         1.011         0.785           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          7,117         9,180         9,294         6,290           N/A           N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                        1.269         1.084         0.770         1.000           N/A           N/A
  End of Period                              1.427         1.269         1.084         0.770           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          8,504         8,861         7,989         7,708           N/A           N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                        1.237         1.154         0.946         1.000           N/A           N/A
  End of Period                              1.243         1.237         1.154         0.946           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          8,482        10,324        12,863         8,927           N/A           N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------
SUB-ACCOUNT                               2005          2004          2003          2002          2001          2000
-----------                            ---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                        1.078         1.003         0.805         1.000           N/A           N/A
  End of Period                              1.124         1.078         1.003         0.805           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                          2,754         3,313         3,517         3,512           N/A           N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                        1.224         1.047         0.673         0.692         0.758         1.000
  End of Period                              1.660         1.224         1.047         0.673         0.692         0.758
  Units Outstanding at End of Period
     (in thousands)                         13,222        15,009        20,713        10,104         8,741         6,325

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                        1.902         1.425         1.076         1.067         1.007         1.000
  End of Period                              2.153         1.902         1.425         1.076         1.067         1.007
  Units Outstanding at End of Period
     (in thousands)                          7,306         9,176         8,866        11,154         6,162         1,505

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                        1.322         1.179         0.917         1.138         1.485         1.000
  End of Period                              1.512         1.322         1.179         0.917         1.138         1.485
  Units Outstanding at End of Period
     (in thousands)                         26,725        36,671        49,874        81,388       115,669        77,533

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------------
SUB-ACCOUNT                               1999          1998          1997          1996          1995
-----------                            -------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A           N/A           N/A           N/A           N/A
  End of Period                                N/A           N/A           N/A           N/A           N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A           N/A           N/A           N/A           N/A

T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                        1.396         1.222         1.203         1.064         1.000
  End of Period                              1.834         1.396         1.222         1.203         1.064
  Units Outstanding at End of Period
     (in thousands)                         68,032        68,367        59,832        35,915         10882



* Effective May 1, 2006, AIM V.I. Aggressive Growth Fund merged into the AIM V.I. Capital Appreciation Fund.
** Effective May 1, 2006, AIM V.I. Premier Equity Fund merged into the AIM V.I.
   Core Equity Fund.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF
                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2006 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                                DATED MAY 1, 2006

AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                           3

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY             4

SERVICES                                                                  4

UNDERWRITERS                                                              5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM               7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                             8

PERFORMANCE INFORMATION                                                   9

FINANCIAL STATEMENTS                                                      F-1

                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company and its subsidiaries had over $11 billion in assets and over $17 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid-Cap Value Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series


DWS VARIABLE SERIES II
DWS Technology Growth VIP
DWS Dreman Financial Services VIP


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES
SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636. With respect to the Variable Account, it is currently anticipated that the agreements with Security Benefit go into effect on or about June 30, 2006. In addition, with respect to its variable product lines, the Company has entered into a Transition Services Agreement with First Allmerica and THG, effective December 30, 2005, under which employees of First Allmerica will provide systems, administrative, accounting, and other services to the Company, until such time as the administrative services agreements with Security Benefit are in effect.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. ("BFDS") with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company. At such time as the administrative services agreements with Security Benefit Life Insurance Company and its affiliates are in effect with respect to the Variable Account (currently anticipated to be on or about June 30, 2006), the agreement with BFDS will terminate. See ADMINISTRATIVE SERVICES, above.

EXPERTS. The financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account VA-K of the Company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005 were $2,245,206.97, $796,841.35 and $174,843.29.

No commissions were retained by VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                           $  1.135000

(2) Value of Assets -- Beginning of Valuation Period                               $ 5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                  $     1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)        0.000335

(5) Annual Charge (one-day equivalent of 1.45% per annum)                             0.000040

(6) Net Investment Rate (4) - (5)                                                     0.000295

(7) Net Investment Factor 1.000000 + (6)                                              1.000295

(8) Accumulation Unit Value -- Current Period (1) x (7)                            $  1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190.

Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

 (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

 (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

 (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                            MINIMUM
               CONTRACT      MINIMUM        GUARANTEED
               ANNIVERSARY   GUARANTEED     ANNUAL
               AT EXERCISE   BENEFIT BASE   INCOME(1)
               -----------   ------------   ----------
               10            $ 162,889      $ 12,153
               15            $ 207,892      $ 17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P(1 + T)(TO THE POWER n)    =   ERV

         Where:     P      =   a hypothetical initial payment to the Variable
                               Account of $1,000
                    T      =   average annual total return
                    n      =   number of years
                  ERV      =   the ending redeemable value of the $1,000 payment
                               at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

     YEARS FROM DATE OF   CHARGE AS PERCENTAGE OF
     PAYMENT TO DATE OF    NEW PURCHASE PAYMENTS
         WITHDRAWAL             WITHDRAWN*
     ------------------   -----------------------
               0-2                  8%
                3                   7%
                4                   6%
                5                   5%
                6                   4%
                7                   3%
                8                   2%
                9                   1%
           Thereafter               0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

 P(1 + T)(TO THE POWER n)  =        EV

         Where:   P        =        a hypothetical initial payment to the
                                    Variable Account of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  EV       =        the ending value of the $1,000 payment at
                                    the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

At the Special Meeting of Shareholders of Allmerica Investment Trust ("AIT") that was held on December 9, 2005, the shareholders of each fund of AIT ("AIT fund") approved the reorganization and merger of each AIT Fund into a corresponding portfolio of the Goldman Sachs Variable Insurance Trust. As of the close of business on January 6, 2006, each AIT Fund reorganized into the corresponding Goldman Sachs VIT Fund, as follows:


FUNDS OF ALLMERICA INVESTMENT TRUST        FUNDS OF GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------        -----------------------------------------------
AIT Core Equity Fund                       Goldman Sachs Structured U.S. Equity Fund
AIT Equity Index Fund                      Goldman Sachs Equity Index Fund
AIT Government Bond Fund                   Goldman Sachs Government Income Fund
AIT Money Market Fund                      Goldman Sachs Money Market Fund
AIT Select Capital Appreciation Fund       Goldman Sachs Growth Opportunities Fund
AIT Select Growth Fund                     Goldman Sachs Capital Growth Fund
AIT Select International Equity Fund       Goldman Sachs International Equity Fund
AIT Select Investment Grade Income Fund    Goldman Sachs Core Fixed Income Fund
AIT Select Value Opportunity Fund          Goldman Sachs Mid Cap Value Fund


Because the Goldman Sachs funds were not available under the products until January 6, 2006, no annual total return performance information is available for them.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                  ALLMERICA ADVANTAGE AND EXECANNUITY PLUS '93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2005
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                             10 YEARS OR
                                                                           FOR YEAR                        SINCE INCEPTION
                                                        SUB-ACCOUNT         ENDED                          OF SUB-ACCOUNT
                                                       INCEPTION DATE      12/31/05           5 YEARS         (IF LESS)
                                                       --------------   --------------    ---------------  ----------------
Goldman Sachs Capital Growth Fund                           N/A              N/A                N/A               N/A
Goldman Sachs Core Fixed Income Fund                        N/A              N/A                N/A               N/A
Goldman Sachs Equity Index Fund                             N/A              N/A                N/A               N/A
Goldman Sachs Growth Opportunities Fund                     N/A              N/A                N/A               N/A
Goldman Sachs Government Income Fund                        N/A              N/A                N/A               N/A
Goldman Sachs International Equity Fund                     N/A              N/A                N/A               N/A
Goldman Sachs Mid Cap Value Fund                            N/A              N/A                N/A               N/A
Goldman Sachs Money Market Fund                             N/A              N/A                N/A               N/A
Goldman Sachs Structured U.S. Equity Fund                   N/A              N/A                N/A               N/A
AIM V.I. Basic Value Fund                                  5/1/01           -3.34%              N/A             -5.34%
AIM V.I. Blue Chip Fund                                    8/1/00           -5.35%            -7.20%            -6.50%
AIM V.I. Capital Development Fund                          8/1/00           -1.12%            -2.74%            -7.05%
AIM V.I. Capital Appreciation Fund                         8/1/00           -3.40%            -5.46%            -0.42%
AIM V.I. Core Equity Fund                                  5/1/02           -3.60%              N/A              1.84%
AIM V.I. Global Health Care Fund                           5/1/02           -0.07%              N/A              3.79%
AllianceBernstein Growth and Income Portfolio              8/1/00           -4.99%             1.16%             2.23%
AllianceBernstein Large Cap Growth Portfolio               8/1/00            5.11%            -4.96%            -8.17%
AllianceBernstein Small/Mid Cap Value Portfolio            5/1/02           -2.48%              N/A              8.62%
AllianceBernstein Value Portfolio                          5/1/02           -3.53%              N/A              4.54%
Delaware VIP International Value Equity Series             5/6/93            3.16%             6.59%             8.07%
Delaware VIP Growth Opportunities Series                   8/1/00            1.68%            -0.39%            -2.89%
DWS Technology Growth VIP                                  8/1/00           -5.15%            -9.76%             5.99%
DWS Dreman Financial Services VIP                          8/1/00           -8.62%             2.10%           -14.15%
Eaton Vance VT Floating-Rate Income Fund                   5/1/01           -5.02%              N/A             -0.07%
Fidelity VIP Asset Manager(SM) Portfolio                   5/4/94           -4.90%             0.06%             5.18%
Fidelity VIP Equity-Income Portfolio                       9/5/91           -3.44%             1.24%             6.85%
Fidelity VIP Growth Portfolio                              9/5/91           -3.51%            -6.16%             5.55%
Fidelity VIP High Income Portfolio                        9/24/91           -6.17%             3.01%             1.87%
Fidelity VIP Overseas Portfolio                            9/5/91            9.21%             1.47%             5.54%
Fidelity VIP Contrafund(R) Portfolio                       5/1/01            6.94%              N/A              6.43%
Fidelity VIP Growth Opportunities Portfolio                8/1/00           -0.62%            -2.35%            -4.20%
Fidelity VIP Mid Cap Portfolio                             5/1/02            8.30%              N/A             13.83%
Fidelity VIP Value Strategies Portfolio                    5/1/02           -6.33%              N/A              6.37%
FT VIP Franklin Growth and Income Securities Fund          8/1/00           -5.34%            -0.90%             2.67%
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02           -7.58%              N/A              0.73%
FT VIP Franklin Small-Mid Cap Growth Securities Fund       8/1/00           -4.21%            -3.02%            -5.45%
FT VIP Mutual Shares Securities Fund                       5/1/02            1.10%              N/A              5.08%
FT VIP Templeton Foreign Securities Fund                   5/1/02            0.74%              N/A              5.94%
Janus Aspen Growth and Income Portfolio                    8/1/00            2.50%            -1.52%            -3.15%
Janus Aspen Large Cap Growth Portfolio                     8/1/00           -4.93%            -7.06%            -9.06%
MFS(R) Mid Cap Growth Series                               5/1/02           -5.93%              N/A              0.88%
MFS(R) New Discovery Series                                5/1/02           -3.95%              N/A              0.18%

MFS(R) Total Return Series                                5/1/02            -6.18%              N/A              2.64%
MFS(R) Utilities Series                                   5/1/02             6.88%              N/A             13.34%
Oppenheimer Balanced Fund/VA                              5/1/02            -5.19%              N/A              4.08%
Oppenheimer Capital Appreciation Fund/VA                  5/1/02            -4.10%              N/A              1.03%
Oppenheimer Global Securities Fund/VA                     5/1/02             4.40%              N/A              8.89%
Oppenheimer High Income Fund/VA                           5/1/02            -6.72%              N/A              4.68%
Oppenheimer Main Street Fund/VA                           5/1/02            -3.30%              N/A              1.70%
Pioneer Emerging Markets VCT Portfolio                    8/1/00            27.60%            16.41%             9.30%
Pioneer Real Estate Shares VCT Portfolio                  8/1/00             5.18%            15.85%            14.80%
T. Rowe Price International Stock Portfolio               5/1/95             6.25%            -0.69%             3.49%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2005
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                             10 YEARS OR
                                                                           FOR YEAR                        SINCE INCEPTION
                                                        SUB-ACCOUNT         ENDED                          OF SUB-ACCOUNT
                                                       INCEPTION DATE      12/31/05           5 YEARS         (IF LESS)
                                                       --------------   --------------    ---------------  ----------------
Goldman Sachs Capital Growth Fund                           N/A              N/A                N/A               N/A
Goldman Sachs Core Fixed Income Fund                        N/A              N/A                N/A               N/A
Goldman Sachs Equity Index Fund                             N/A              N/A                N/A               N/A
Goldman Sachs Growth Opportunities Fund                     N/A              N/A                N/A               N/A
Goldman Sachs Government Income Fund                        N/A              N/A                N/A               N/A
Goldman Sachs International Equity Fund                     N/A              N/A                N/A               N/A
Goldman Sachs Mid Cap Value Fund                            N/A              N/A                N/A               N/A
Goldman Sachs Money Market Fund                             N/A              N/A                N/A               N/A
Goldman Sachs Structured U.S. Equity Fund                   N/A              N/A                N/A               N/A
AIM V.I. Blue Chip Fund                                    5/1/01            4.21%              N/A             -4.39%
AIM V.I. Capital Appreciation Fund                         8/1/00            2.00%            -6.34%            -5.78%
AIM V.I. Core Equity Fund                                  8/1/00            6.58%            -1.81%            -6.37%
AIM V.I. Global Health Care Fund                           8/1/00            4.12%            -4.55%             0.29%
AIM V.I. Basic Value Fund                                  5/1/02            3.90%              N/A              3.39%
AIM V.I. Capital Development Fund                          5/1/02            7.68%              N/A              5.24%
AllianceBernstein Growth and Income Portfolio              8/1/00            3.08%             2.16%             2.97%
AllianceBernstein Large Cap Growth Portfolio               8/1/00           13.18%            -4.01%            -7.44%
AllianceBernstein Small/Mid Cap Value Portfolio            5/1/02            5.09%              N/A              9.91%
AllianceBernstein Value Portfolio                          5/1/02            3.95%              N/A              5.97%
Delaware VIP International Value Equity Series             5/6/93           11.24%             7.44%             8.14%
Delaware VIP Growth Opportunities Series                   8/1/00            9.58%             0.55%            -2.21%
DWS Technology Growth VIP                                  8/1/00           -1.52%             3.02%             6.57%
DWS Dreman Financial Services VIP                          8/1/00            2.24%            -8.88%           -13.50%
Eaton Vance VT Floating-Rate Income Fund                   5/1/01            2.36%              N/A              0.92%
Fidelity VIP Asset Manager(SM) Portfolio                   5/4/94            2.54%             1.05%             5.22%
Fidelity VIP Equity-Income Portfolio                       9/5/91            4.33%             2.46%             7.06%
Fidelity VIP Growth Portfolio                              9/5/91            4.27%            -4.91%             5.74%
Fidelity VIP High Income Portfolio                        9/24/91            1.21%             3.99%             1.99%
Fidelity VIP Overseas Portfolio                            9/5/91           17.32%             2.53%             5.64%
Fidelity VIP Contrafund(R) Portfolio                       5/1/01           14.96%              N/A              7.29%
Fidelity VIP Growth Opportunities Portfolio                8/1/00            7.10%            -1.44%            -3.54%
Fidelity VIP Mid Cap Portfolio                             5/1/02           16.31%              N/A             14.98%
Fidelity VIP Value Strategies Portfolio                    5/1/02            0.94%              N/A              7.73%
FT VIP Franklin Growth and Income Securities Fund          8/1/00            2.01%             0.02%             3.32%
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02           -0.41%              N/A              2.26%
FT VIP Franklin Small-Mid Cap Growth Securities Fund       8/1/00            3.27%            -2.07%            -4.73%
FT VIP Mutual Shares Securities Fund                       5/1/02            8.95%              N/A              6.49%
FT VIP Templeton Foreign Securities Fund                   5/1/02            8.57%              N/A              7.33%
Janus Aspen Growth and Income Portfolio                    8/1/00           10.49%            -0.57%            -2.44%
Janus Aspen Large Cap Growth Portfolio                     8/1/00            2.51%            -6.12%            -8.35%
MFS(R) Mid Cap Growth Series                               5/1/02            1.37%              N/A              2.42%
MFS(R) New Discovery Series                                5/1/02            3.51%              N/A              1.71%
MFS(R) Total Return Series                                 5/1/02            1.11%              N/A              4.14%
MFS(R) Utilities Series                                    5/1/02           14.88%              N/A             14.50%
Oppenheimer Balanced Fund/VA                               5/1/02            2.17%              N/A              5.53%
Oppenheimer Capital Appreciation Fund/VA                   5/1/02            3.34%              N/A              2.57%

Oppenheimer Global Securities Fund/VA                      5/1/02           12.41%              N/A             10.18%
Oppenheimer High Income Fund/VA                            5/1/02            0.53%              N/A              6.12%
Oppenheimer Main Street Fund/VA                            5/1/02            4.21%              N/A              3.23%
Pioneer Emerging Markets VCT Portfolio                     8/1/00           35.61%            16.95%             9.80%
Pioneer Real Estate Shares VCT Portfolio                   8/1/00           13.19%            16.41%            15.21%
T. Rowe Price International Stock Portfolio                5/1/95           14.35%             0.36%             3.57%



YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2005:



          Yield                    2.18%
          Effective Yield          2.20%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [ (base period return + 1)(TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 27, 2006

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF INCOME

                                                                     PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                                         $       36.9    $       39.5    $       41.9
   Universal life and investment product policy fees                       244.6           280.0           319.3
   Net investment income                                                   192.6           217.5           270.9
   Net realized investment gains                                            22.9             8.6            16.4
   Other income                                                             33.0            40.2           121.1
                                                                    --------------------------------------------
     Total revenues                                                        530.0           585.8           769.6
                                                                    --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses            239.4           231.1           265.2
   Policy acquisition expenses                                             111.8           120.8           145.1
   Interest on trust instruments supported by funding obligations           19.6            51.8            53.4
   Losses on derivative instruments                                          2.3             0.6            10.3
   Other operating expenses                                                148.6           170.3           296.7
                                                                    --------------------------------------------
     Total benefits, losses and expenses                                   521.7           574.6           770.7
                                                                    --------------------------------------------
   Income (loss) before federal income taxes                                 8.3            11.2            (1.1)
                                                                    --------------------------------------------
FEDERAL INCOME TAX (BENEFIT) EXPENSE
   Current                                                                 (34.1)          (80.5)            2.5
   Deferred                                                                  1.1            44.7           (19.9)
                                                                    --------------------------------------------
     Total federal income tax benefit                                      (33.0)          (35.8)          (17.4)
                                                                    --------------------------------------------

Income before cumulative effect of change in accounting principle           41.3            47.0            16.3

Cumulative effect of change in accounting principle                            -           (57.2)              -
                                                                    --------------------------------------------

Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    ============================================

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
               SEE NOTE 5 FOR PROFORMA SUCCESSOR INCOME STATEMENT.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED BALANCE SHEETS

                                                                                     SUCCESSOR      PREDECESSOR
DECEMBER 31,                                                                            2005            2004
---------------------------------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $1,275.6 and $3,826.6)     $    1,275.6    $    3,976.1
      Equity securities at fair value (cost of $3.4)                                          -             5.6
      Mortgage loans                                                                          -            64.1
      Policy loans                                                                        115.6           256.4
      Other long-term investments                                                           0.6            54.7
                                                                                   ------------    ------------
         Total investments                                                              1,391.8         4,356.9
                                                                                   ------------    ------------

   Cash and cash equivalents                                                              123.2           280.9
   Accrued investment income                                                               20.8            67.4
   Premiums, accounts and notes receivable, net                                               -             4.2
   Reinsurance receivable on paid and unpaid losses, benefits and
      unearned premiums                                                                   806.7           986.6
   Value of business acquired (intangible)                                                318.5               -
   Deferred policy acquisition costs                                                          -           694.1
   Deferred federal income taxes                                                          172.3           207.9
   Other assets                                                                             8.6           248.5
   Separate account assets                                                              8,578.3        10,455.0
                                                                                   ------------    ------------
         Total assets                                                              $   11,420.2    $   17,301.5
                                                                                   ============    ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                       $    2,351.2    $    3,462.3
      Outstanding claims and losses                                                        13.1           110.3
      Unearned premiums                                                                     1.7             3.4
      Contractholder deposit funds and other policy liabilities                            70.3           374.7
                                                                                   ------------    ------------
         Total policy liabilities and accruals                                          2,436.3         3,950.7
                                                                                   ------------    ------------
   Expenses and taxes payable                                                              66.8           645.4
   Reinsurance premiums payable                                                             7.1            12.3
   Trust instruments supported by funding obligations                                         -         1,126.0
   Separate account liabilities                                                         8,578.3        10,455.0
                                                                                   ------------    ------------
         Total liabilities                                                         $   11,088.5    $   16,189.4
                                                                                   ------------    ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526
      shares issued and outstanding                                                         2.5             2.5
   Additional paid-in capital                                                             329.9         1,000.0
   Accumulated other comprehensive loss                                                       -           (21.1)
   Retained earnings                                                                       (0.7)          130.7
                                                                                   ------------    ------------
         Total shareholder's equity                                                       331.7         1,112.1
                                                                                   ------------    ------------
         Total liabilities and shareholder's equity                                $   11,420.2    $   17,301.5
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                                  TOTAL
                                            COMMON       ADDITIONAL       RETAINED      ACCUMULATED OTHER      SHAREHOLDER'S
(IN MILLIONS)                               STOCK     PAID-IN CAPITAL     EARNINGS      COMPREHENSIVE LOSS        EQUITY
----------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2003                $     2.5      $ 1,075.0       $   149.6         $   (29.2)           $ 1,197.9

Dividend                                                                     (25.0)                                 (25.0)
Net income                                                                    16.3                                   16.3

Other comprehensive income, net of tax:
Net unrealized losses                                                                          (11.7)               (11.7)
Minimum pension liability                                                                       17.4                 17.4

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2003              $     2.5      $ 1,075.0       $   140.9         $   (23.5)           $ 1,194.9
                                        ====================================================================================

Return of capital                                            (75.0)                                                 (75.0)

Net loss                                                                     (10.2)                                 (10.2)

Other comprehensive income, net of tax:
Net unrealized gains                                                                             7.0                  7.0
Minimum pension liability                                                                       (4.6)                (4.6)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2004              $     2.5      $ 1,000.0       $   130.7         $   (21.1)           $ 1,112.1
                                        ====================================================================================

Net income                                                                    41.3                                   41.3

Other comprehensive income net of tax:
Net unrealized losses                                                                          (24.1)               (24.1)
Minimum pension liability                                    (38.3)                             24.9                (13.4)

Distribution of subsidiaries                                (385.8)          (72.8)             26.4               (432.2)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 30, 2005              $     2.5      $   575.9       $    99.2         $     6.1            $   683.7

Purchase accounting adjustments                             (246.0)          (99.9)             (6.1)              (352.0)
                                        ------------------------------------------------------------------------------------

BALANCE AT DECEMBER 31, 2005              $     2.5      $   329.9       $    (0.7)          $     -            $   331.7
                                        ====================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                    --------------------------------------------
Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    --------------------------------------------

Other comprehensive income (loss):

     Available-for-sale securities:
          Net (depreciation) appreciation during the period                (84.0)          (19.9)          (10.7)
          Benefit (provision) for deferred federal income taxes             29.4             6.9             3.7
                                                                    --------------------------------------------
     Total available-for-sales securities                                  (54.6)          (13.0)           (7.0)
                                                                    --------------------------------------------

     Derivative instruments:
          Net appreciation (depreciation) during the period                 77.8            30.7            (7.2)
          (Provision) benefit for deferred federal income taxes            (27.2)          (10.7)            2.5
                                                                    --------------------------------------------
     Total derivative instruments                                           50.6            20.0            (4.7)
                                                                    --------------------------------------------
                                                                            (4.0)            7.0           (11.7)
                                                                    --------------------------------------------

     Minimum pension liability:
          Decrease (increase) in minimum pension liability                  48.0            (7.1)           26.8
          (Provision) benefit for deferred federal income taxes            (16.8)            2.5            (9.4)
                                                                    --------------------------------------------
                                                                            31.2            (4.6)           17.4
                                                                    --------------------------------------------
Other comprehensive income                                                  27.2             2.4             5.7
                                                                    --------------------------------------------

Purchase accounting adjustments                                             (6.1)              -               -

                                                                    --------------------------------------------
Comprehensive income (loss)                                         $       62.4    $       (7.8)   $       22.0
                                                                    ============================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                    PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                       2005             2004            2003
-------------------------------------------------------------------------------------------------------------------------------
(In millions)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                               $       41.3    $      (10.2)   $       16.3
   Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
      Net realized investment (gains) losses                                              (22.9)           (8.6)          (16.4)
      Losses (gains) on derivative instruments                                              0.3            (1.2)            6.9
      Losses on futures contracts                                                             -            25.1            10.2
      Net amortization and depreciation                                                    20.9            27.9            29.2
      Interest credited to contractholder deposit funds and trust instruments
        supported by funding obligations                                                   21.1            46.1            57.4
      Deferred federal income taxes                                                         1.1            44.7           (19.9)
      Change in deferred acquisition costs                                                163.9           128.3           135.3
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                             1.6            (0.3)         (500.4)
      Change in accrued investment income                                                  19.7             8.9            13.4
      Change in policy liabilities and accruals, net                                     (330.3)         (322.0)         (412.4)
      Change in reinsurance receivable                                                    (84.4)           56.3            21.8
      Change in expenses and taxes payable                                                 16.2           (85.9)         (223.1)
      Other, net                                                                           15.3            24.6            37.7
                                                                                   ------------    ------------    ------------
      Net cash used in by operating activities                                           (136.2)          (66.3)         (844.0)
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of available-for-sale fixed
        maturities                                                                      1,561.0           967.9         1,907.7
      Proceeds from disposals of equity securities                                          1.7             8.8            70.5
      Proceeds from disposals of other investments                                         25.7            43.0            64.3
      Proceeds from mortgages sold, matured or collected                                    9.6            58.7            53.7
      Purchase of available-for-sale fixed maturities                                    (686.0)         (762.1)       (1,236.6)
      Purchase of equity securities                                                        (0.1)           (2.7)          (40.2)
      Purchase of other investments                                                        (8.8)           (5.0)          (21.9)
      Capital expenditures                                                                 (7.7)           (5.8)           (5.0)
      Net (payments) receipts related to margin deposits on derivative
        instruments                                                                       (39.7)           (4.9)           56.6
      Proceeds from disposal company owned life insurance                                     -               -            64.9
      Other investing activities, net                                                       0.3             0.2            94.8
                                                                                   ------------    ------------    ------------
      Net cash provided by investing activities                                           856.0           298.1         1,008.8
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Withdrawals from contractholder deposit funds                                       (1.7)         (183.4)          (32.7)
       Withdrawals from trust instruments supported by funding obligations               (651.5)         (182.7)         (156.9)
       Change in collateral related to securities lending program                        (109.6)         (138.4)          263.5
       (Dividend) capital contribution                                                   (114.7)              -            (0.6)
                                                                                   ------------    ------------    ------------
       Net cash (used in) provided by financing activities                               (877.5)         (504.5)           73.3
                                                                                   ------------    ------------    ------------
       Net change in cash and cash equivalents                                           (157.7)         (272.7)          238.1
       Cash and cash equivalents, beginning of period                                     280.9           553.6           315.5
                                                                                   ------------    ------------    ------------
       Cash and cash equivalents, end of period                                    $      123.2    $      280.9    $      553.6
                                                                                   ============    ============    ============
   SUPPLEMENTAL CASH FLOW INFORMATION
         Income tax refunds                                                        $       42.5    $       52.0    $       29.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

On December 30, 2005, The Goldman Sachs Group, Inc. ("Goldman Sachs") acquired all outstanding common shares of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") from The Hanover Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

AFLIAC is a stock life insurance company organized under the laws of Massachusetts. At December 31, 2005, the Company manages blocks of variable annuity, variable universal life and certain minor blocks of group retirement products. During 2003, the Company managed this existing life insurance business and also operated VeraVest, an independent broker-dealer. VeraVest distributed third party investment and insurance products. In 2003, the Company ceased its retail sales activity through VeraVest (see Note 6 - Significant Transactions).

Concurrent with the Transaction, AFLIAC entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG continues operational support, system and policy conversion support, accounting and other services for the earlier of eighteen months from the December 30, 2005 closing or transfer of the operations to Goldman Sachs. This transitional arrangement is currently expected to be completed by the end of 2006. A prospective operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") to provide customer and agent support and perform other key policy administration and operational functions.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this services agreement, GSCO will provide support to AFLIAC in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas. The Company has engaged its affiliate, Goldman Sachs Asset Management, L.P. ("GSAM") to provide investment management services.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141") and Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142") and pushed down to the Company. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase. Consequently, the Company will experience decreased amortization of acquisition expenses as compared to historical experience when owned by the THG. See Note 5 - Proforma, for a proforma income statement demonstrating the changes expected.

Prior to December 30, 2005 the consolidated accounts of AFLIAC included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while the "successor" information contains stand-alone AFLIAC and includes purchase accounting adjustments as indicated in Note 3 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could be materially different from those estimates.

3. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of AFLIAC is accounted for by applying the Statement No. 141 through "push down" accounting. Included in the following table is Value of Business Acquired ("VOBA"), which represents the present value of future profits embedded in the acquired contracts. See Note 16 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with Statement No. 141 included the establishment of intangible assets for VOBA and state licenses. No goodwill was recognized as a result of this assessment. See Note 4 - Summary of Significant Accounting Policies, for a further discussion of Goodwill. The following table also summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                          DECEMBER 30,
       FAIR VALUE                                             2005
       ---------------------------------------------------------------
       (In millions)
       Assets:
       Total investments at market value                   $   1,391.8
       Cash and cash equivalents                                 123.2
       VOBA                                                      318.5
       Goodwill                                                      -
       Other assets at fair value                              1,007.5
       Separate account assets                                 8,578.3
                                                           -----------
                Total assets acquired                         11,419.3

       Liabilities:
       Policyholder account balances                           2,436.3
       Other liabilities at fair value                            72.3
       Separate account liabilities                            8,578.3
                                                           -----------
                Total liabilities assumed                     11,086.9

       Total purchase price                                $     332.4
                                                           ===========

In accordance with Statement No. 141 and APB Opinion 16, the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. As such, the final allocation of purchase price may result in different amounts. In the Company's judgment, the final allocation is not expected to be material to the Company's Consolidated Balance Sheet or Consolidated Statements of Income.

       PURCHASE PRICE:
       ---------------------------------------------------------------
       (In millions)
       Initial payment of purchase price                   $     262.0
       FAFLIC ceding commission                                    8.6
       Direct transaction expenses                                 6.9
       Additional deferred purchase price                         54.9
                                                           -----------

       Total purchase price                                $     332.4
                                                           ===========

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

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ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NON-TRADITIONAL LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

   B. CLOSED BLOCK

The predecessor Consolidated Statements of Income include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a US GAAP basis at December 31, 2004 represented the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

During 2005, 2004 and 2003, when actual income from the Closed Block in any given period equaled or exceeded the expected income for such period as determined at the inception of the Closed Block, the expected income was recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income did not inure to the shareholders and was recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limited the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

Also, during those periods, when actual income from the Closed Block was less than the expected income, only such actual income (which could reflect a loss) was recognized in income. If the actual income from the Closed Block in any given period was less than the expected income for that period and changes in dividend scales were inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company was reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability was reduced first by this reduction in income (but not below zero). The Closed Block is not included in any successor financial statements.

   C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis and consist of financial instruments carried at fair value or amounts that approximate fair value. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, other sovereign government obligations, liquid mortgage products, investment-grade corporate bonds, listed equities, money market securities, state, municipal and provincial obligations, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

   D. DERIVATIVES AND HEDGING ACTIVITIES

As of the Transaction, AFLIAC entered into certain over-the-counter ("OTC") derivatives, primarily equity put options and interest rate swaptions, to hedge these risks. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Fair values of the Company's exchange-traded derivatives are generally determined from quoted market prices. OTC derivatives are valued using a variety of valuation models. The valuation models used to derive the fair values of AFLIAC's OTC derivatives require inputs including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. The selection of a model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by pricing models to market transactions.

Prior to December 30, 2005, AFLIAC held foreign currency exchange swaps, futures and options to hedge its trust instruments supported by funding obligations and investments denominated in foreign currencies, as well as exchange-traded equity futures to hedge GMDB and interest rate risk. All of these derivatives were recognized on the balance sheet at their fair value. On the date the derivative contract was entered into, the Company designated the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge);
(3) a foreign-currency fair value or cash flow hedge related to a recognized asset or liability ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that was attributable to the hedged risk, were recorded in current period earnings. Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a cash flow hedge were recorded in other comprehensive income, until earnings were affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that were highly effective and that were designated and qualified as foreign currency hedges were recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction was a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments were reported in current period earnings.

The Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting was discontinued it was determined that the derivative no longer qualifies as an effective fair value hedge, the derivative was carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting was discontinued the derivative used in a cash flow hedge expired was sold, terminated, or exercised, the gain or loss on the derivative was deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affected earnings. When hedge accounting was discontinued it was probable that a forecasted transaction would not occur, the derivative was carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income was recognized immediately in earnings. In all other situations in which hedge accounting was discontinued, the derivative was carried at its fair value on the balance sheet, with changes in fair value recognized in the current period earnings.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the normal course of business.

   F. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Deferred sales inducements were generated by annuities that offer enhanced crediting rates or bonus payments. Acquisition costs and sales inducements related to variable annuities and contract holder deposits that were deferred in 2002 and prior were amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization was reviewed periodically and adjusted retrospectively

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

when the Company revised its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to fixed annuities and other life insurance products were amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. As part of the recording of fair value purchase accounting due to the acquisition of the Company, the deferred acquisition costs ("DAC") and deferred sales inducements were revalued to zero as of the Transaction date.

   G. REINSURANCE RECEIVABLES

The Company cedes certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experiences that are subject to a reinsurance contract, reinsurance recoverables are recorded. Effective December 30, 2005 AFLIAC has assumed risk related to FAFLIC's variable annuity and variable life products. Reinsurance recoverables are recorded for policy fees and changes in reserves as applicable for these reinsured contracts. The FAFLIC actual Separate Account assets and liabilities remain with FAFLIC in accordance with SOP 03-1 and are not included in reinsurance recoverables or payables.
See Note 17 - Reinsurance, for a further discussion on coinsurance agreements.

The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated cost recovery method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software generally ranges from 3 to 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. The Company reduces the carrying value of the asset to fair value when the carrying amount exceeds its fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company, $3.0 million of capitalized assets were written off.

    I. GOODWILL

Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. In accordance with the provisions of Statement No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company has recorded the purchase price of $332.4 million as part of the transaction, including the fair value allocation of other net assets and establishment of VOBA. As part of the purchase accounting and the fair value analysis described above, no separate and additional value related to goodwill was recognized.

    J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholder's equity

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

or net investment income. See Note 8 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

    K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 9 1/2% for annuities and 2 1/2% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 18 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

   M. FEDERAL INCOME TAXES

AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and deferred sales inducements.

Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized. Contingent liabilities related to income taxes are recorded when the criteria for loss recognition under FASB issued Statement of Financial Accounting Standards No 5, ACCOUNTING FOR CONTINGENCIES, as amended, have been met.

   N. NEW ACCOUNTING PRONOUNCEMENTS

In February 2006, the Financial Accounting Standards Board ("FASB"), issued Statement of Financial Accounting Standards No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. Statement No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company is currently assessing the effect of adopting Statement No. 155 at the Company level.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in Statement of Financial Accounting Standards No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, ("Statement No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. SOP 05-1 is not expected to have a material effect on the Company's results of operations or financial position as the Company primarily has products that are accounted for in accordance with Statement No. 97.

In May, 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS-A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("Statement No. 154"). Statement No. 154 replaces Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20") and Statement of Financial Accounting Standards No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. This statement establishes, unless impracticable, retrospective application as the required method for all voluntary changes in accounting principle in the absence of specific transition provisions for the newly adopted accounting principle. Statement No. 154 requires companies to retrospectively apply the effect of the change to all prior periods practicable, and the financial statements for all periods presented shall be adjusted to reflect the change. Similarly, an error in the financial statements of a prior period that is discovered subsequent to their issuance shall be reported as a prior-period adjustment, and the financial statements for each period presented shall be adjusted to reflect the correction. This statement also provides guidance for determining whether retrospective application of a change in accounting principle is impracticable and the necessary disclosures once that determination has been made. Additionally, changes in methods of depreciation, amortization or depletion of long-lived, non-financial assets must be accounted for as a change in accounting estimate. The statement also requires certain disclosures in the period in which a change in accounting principle or correction of an error is made. Statement No. 154 is effective for accounting changes and correction of errors made in fiscal years beginning after December 15, 2005. Adoption of this Statement is not expected to have a material effect on the Company's financial position or results of operations.

In December 2004, the FASB issued a revision to Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT ("Statement No. 123-R"). Statement No. 123-R establishes standards of accounting for transactions in which an entity exchanges its equity instruments for goods and services. Statement No. 123-R focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions. Two key differences between Statement No. 123 and Statement No. 123-R relate to attribution of compensation costs to reporting periods and accounting for award forfeitures. Statement No. 123-R generally requires the immediate expensing of equity-based awards granted to retirement-eligible employees. However, awards granted subject to a substantive non-compete agreement are generally expensed over the non-compete period. Statement No. 123-R also requires expected forfeitures to be included in determining stock-based employee compensation expense. As of December 31, 2005, the Company had not adopted Statement No. 123-R therefore no compensation expense was recognized for 2005. The Company will adopt Statement No. 123-R in the first quarter of fiscal 2006. Goldman Sachs will issue restricted stock units ("RSU's") to certain employees of the Company under a stock incentive plan as part of their overall compensation for 2006. All of the RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

as outlined in the award agreement. Management is currently evaluating the effect of adoption of Statement No. 123-R on the Company's results of operations with respect to awards granted to retirement-eligible employees that are subject to a non-compete agreement.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132-R"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132-R requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132-R did not have a material effect on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

   O. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause future financial statements to be based upon unconsolidated activity. In addition, the establishment of new fair value balance sheet in accordance with Statement No. 141, as part of the purchase accounting, will generate certain differences in accretion and amortization levels in future years.

The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was contained in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                               (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31,                                                    2005
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                                     INCOME
                                                                                 REINSURANCE     STATEMENT
                                                 PREDECESSOR     DIVESTITURE     OF FAFLIC'S     EFFECT OF        SUCCESSOR
                                                   INCOME            OF            VARIABLE       PURCHASE         INCOME
                                                  STATEMENT     SUBSIDIARIES       BUSINESS      ACCOUNTING       STATEMENT
----------------------------------------------------------------------------------------------------------------------------
Premiums                                        $       36.9    $      (36.9)   $          -    $          -    $          -
Universal life and investment product policy
   fees                                                244.6           (16.9)           15.9               -           243.6
Net investment income                                  192.6          (113.3)            1.6           (20.0)           60.9
Realized gains/(losses)                                 22.9           (16.0)           (0.3)              -             6.6
Other income                                            33.0           (22.7)            1.4               -            11.7
                                                ----------------------------------------------------------------------------
Total revenues                                         530.0          (205.8)           18.6           (20.0)          322.8

Policy benefits, claims, losses and LAE                239.4          (106.2)            6.3            13.8           153.3
VOBA and DAC amortization                              111.8            (6.7)              -           (63.5)           41.6
Other expenses                                         170.5           (63.1)            1.8           (35.2)           74.0
                                                ----------------------------------------------------------------------------
Total benefits, losses and expenses                    521.7          (176.0)            8.1           (84.9)          268.9

Total federal income tax benefit (expense)              33.0            (8.6)           (3.7)          (22.7)           (2.0)
                                                ----------------------------------------------------------------------------
Net income (loss)                               $       41.3    $      (38.4)   $        6.8    $       42.2    $       51.9
                                                =============================================================================

6. SIGNIFICANT TRANSACTIONS

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms.

In 2003, the Company ceased operations of its retail broker-dealer operations. These operations had distributed third-party investment and insurance products through VeraVest. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $2.0 million, $3.6 million and $21.9 million in 2005, 2004 and 2003, respectively, in accordance with Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $12.6 million related to contract termination fees and other costs. As of December 31, 2005, the Company has made payments of approximately $25.7 million related to this restructuring plan, of which $14.5 million related to one-time termination benefits and $11.2 million related to contract termination fees and other costs. As a result of the Transaction, the Company no longer carries any liability balance at December 31, 2005.

7. DISCONTINUED OPERATIONS

During 1999, the Company exited its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters business and its accident and health assumed reinsurance pool business. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $20.8 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business and net proceeds of $12.5 million were received from the sale of the EBS business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

As permitted by APB Opinion No. 30, the Balance Sheet have not been segregated between continuing and discontinued operations. At December 31, 2004, the discontinued segment had assets of approximately $365.9 million, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $435.8 million consisting primarily of policy liabilities.

8. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1N - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability                   $   80.6
     Establishment of guaranteed minimum income benefit liability                  4.1
     Change in deferred acquisition costs                                          3.3
                                                                              --------
                                                                                  88.0
     Provision for federal income taxes                                          (30.8)
                                                                              --------
       Cumulative effect of change in accounting principle                    $   57.2
                                                                              ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The following summarizes the liability for GMDB contracts reflected in the general account:

       FOR THE YEARS ENDED DECEMBER 31,                            2005        2004
       -------------------------------------------------------------------------------
       (In millions)

       Beginning balance                                         $   74.6    $  106.8

       Provision for GMDB:
                GMDB expense incurred                                43.3        48.6
                Volatility (1)                                       (5.4)      (12.9)
                                                                 --------------------
                                                                     37.9        35.7
       Claims, net of reinsurance:
                Claims from policyholders                           (57.6)      (71.2)
                Claims ceded to reinsurers                           55.4        67.3
                                                                 --------------------
                                                                     (2.2)       (3.9)

       GMDB reinsurance premium                                     (58.2)      (64.0)
       Purchase accounting adjustment, at December 31, 2005         229.2           -
                                                                 --------------------
       Ending balance                                            $  281.3    $   74.6
                                                                 ====================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

GMDB reserves were adjusted by $229.2 million in 2005 as a result of revaluation based upon purchase accounting assumptions. The fair value reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2005.

- The projection model used 500 stochastically generated risk neutral return scenarios as of 12/31/2005.

- Implied volatilities by duration were based on a combination of OTC quotes (when available) and historical volatilities. Volatility assumptions range from 15% to 27%, varying by equity fund type; 3.5% for bond funds; and 1% for money market funds.

- Projected cash flows were discounted using the LIBOR curve as of 12/31/2005.

-   The mortality assumption is 70% of the 1994 MGDB table.

- The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2006 and 2007 are approximately 15% and 14%, respectively (full surrender rates include annuitzations, but they do not reflect partial withdrawals or deaths).

- The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are in the 6% to 7% range for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2005 and 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2005 (1)       2004
---------------------------------------------------------------------------------
Net deposits paid
   Account value                                          $    1,089   $    1,228
   Net amount at risk                                     $       31   $       57
   Average attained age of contractholders                        66           66
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                          $    1,651   $    2,024
   Net amount at risk                                     $      109   $      185
   Average attained age of contractholders                        64           64
Roll-up (net deposits accumulated at a specified rate)
   Account value                                          $       97   $      104
   Net amount at risk                                     $       21   $       20
   Average attained age of contractholders                        76           76
Higher of ratchet or roll-up
   Account value                                          $    6,158   $    7,049
   Net amount at risk                                     $    1,449   $    1,676
   Average attained age of contractholders                        72           71
                                                          ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                          $    8,995   $   10,405
   Net amount at risk                                     $    1,610   $    1,938
   Average attained age of contractholders
     (weighted by account value)                                  70           69
Number of contractholders                                    162,100      188,897

(1) Includes business coinsured from FAFLIC

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 30, 2005 was $7.2 million with no benefits paid out. The GMIB liability at December 31, 2004 was $5.6 million with no benefits paid out. In conjunction with the Transaction and the application of Statement No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

In accordance with Statement No. 141, this asset was revalued effective December 30, 2005. Accordingly, there was no balance of deferred sales inducements at December 31, 2005. The balance at December 31, 2004 was $72.9 million.

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjustments ("MVA") to the fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services have continued to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees have continued to be included in policy benefits and claims in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits and claims in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31                                            2005              2004
       --------------------------------------------------------------------------------
       (In millions)
       Account value                                         $ 68.1            $ 90.3
       Range of guaranteed minimum return rates            3.0 - 6.5%        3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

     DECEMBER 31                                              2005              2004
     ----------------------------------------------------------------------------------
     (In millions)
     Asset Type:
        Fixed maturities                                      $ 67.7          $ 104.7
        Cash and cash equivalents                                2.4              4.5
                                                           --------------------------
     Total                                                    $ 70.1          $ 109.2
                                                           ==========================

9. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

In accordance with Statement No. 141, the amortized cost of the assets were re-established at December 31, 2005 market values, as a result of the Transaction. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                                           2005
--------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS           GROSS          PURCHASE
                                                       AMORTIZED     UNREALIZED      UNREALIZED      ACCOUNTING         FAIR
                                                        COST (1)       GAINS           LOSSES        ADJUSTMENT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government and
  agency securities                                  $      134.9   $        1.2    $       (1.9)   $        0.7    $      134.9
States and political subdivisions                            16.0            0.1            (0.5)            0.4            16.0
Corporate fixed maturities                                  787.3           17.8            (6.5)          (11.3)          787.3
Mortgage-backed securities                                  337.4            2.5            (3.3)            0.8           337.4
                                                     ---------------------------------------------------------------------------
Total fixed maturities                               $    1,275.6   $       21.6    $      (12.2)   $       (9.4)   $    1,275.6
                                                     ===========================================================================
Equity securities                                    $          -   $          -    $          -    $          -    $           -
                                                     ===========================================================================

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

DECEMBER 31,                                                                    2004
----------------------------------------------------------------------------------------------------------------
                                                                        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED      UNREALIZED         FAIR
                                                        COST (1)        GAINS          LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                             $      324.4   $        4.4    $       (1.7)   $      327.1
States and political subdivisions                            20.2            0.4            (0.4)           20.2
Foreign governments                                           6.8              -               -             6.8
Corporate fixed maturities                                2,710.9          135.7            (9.4)        2,837.2
Mortgage-backed securities                                  764.3           22.3            (1.8)          784.8
                                                     -----------------------------------------------------------
Total fixed maturities                               $    3,826.6   $      162.8    $      (13.3)   $    3,976.1
                                                     ===========================================================
Equity securities                                    $        3.4   $        2.2    $          -    $        5.6
                                                     ===========================================================

(1)  Amortized cost for fixed maturities and cost for equity securities.

Until December 28, 2005, the Company participated in a security lending program for the purpose of enhancing income. At December 31, 2004, securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million. The fair value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral was recorded by the Company in cash and cash equivalents with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2005, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.1 million, respectively. At December 31, 2004, the amortized cost and fair value of the assets on deposit were $42.4 million and $45.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.0 million and $37.1 million were on deposit with various state and governmental authorities at December 31, 2005 and 2004, respectively. Fair values related to these securities were $5.8 million and $39.0 million at December 31, 2005 and 2004, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be held as collateral. At December 31, 2005, the Company had no arrangements that would require fixed maturities to be held as collateral. At December 31, 2004, fixed maturities held as collateral had a fair value of $122.8 million. Corresponding liabilities for these items have also been recorded by the Company.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

There were no contractual investment commitments at December 31, 2005.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with Statement No. 141, the amortized cost of the investments below is shown both before and after the transaction.

                                                                            DECEMBER 30,  DECEMBER 31,
                                                                                2005          2005       DECEMBER 31,
                                                                             AMORTIZED     AMORTIZED         2005
DECEMBER                                                                        COST          COST        FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                                     $      84.4   $       84.8   $       84.8
Due after one year through five years                                             391.5          393.5          393.5
Due after five years through ten years                                            417.2          421.9          421.9
Due after ten years                                                               373.2          375.4          375.4
                                                                            -----------------------------------------
Total                                                                       $   1,266.3   $    1,275.6   $    1,275.6
                                                                            =========================================

   B. MORTGAGE LOANS AND REAL ESTATE

The Company held no mortgage loans at December 31, 2005. For 2004, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally did not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million at December 31, 2004. Reserves for mortgage loans were $0.8 million at December 31, 2004.

At December 31, 2005 and 2004, respectively, no real estate was held in the Company's investment portfolio.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                          2004
-------------------------------------------------------------
(IN MILLIONS)
Property Type:
        Office building                           $     26.7
        Retail                                          17.0
        Industrial/Warehouse                            14.8
        Residential                                      6.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========
Geographic region:
        East North Central                        $     19.5
        Pacific                                         19.0
        South Atlantic                                  12.0
        New England                                      8.2
        West South Central                               0.9
        Middle Atlantic                                  0.9
        Other                                            4.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========

There were no impaired loans or related reserves as of December 31, 2004. There was no interest income received in 2004 related to impaired loans.

C. DERIVATIVE INSTRUMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company uses foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties did not hold collateral at December 31, 2005. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million at December 31, 2004.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES

In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Income. These derivative instruments were determined to be effective hedges in accordance with FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. The Company recognized no gains or losses in 2004 related to fair value hedges. However, the Company recognized net losses of $0.2 million for the year ended December 31, 2003, reported within losses on derivative instruments in the Consolidated Statements of Income. These losses represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES

The Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 and 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

F. TRADING ACTIVITIES

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under Statement No. 133.

During the fourth quarter of 2003, the Company began using exchange-traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. In response to entering into the Transaction, the Company discontinued this program on August 22, 2005. The GMDB hedges did not qualify for hedge accounting under Statement No. 133. Additionally, in 2003, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices.

During 2005 and 2004, the Company recognized net losses of $36.1 million and $18.3 million, respectively, on all trading derivatives. In 2003, the Company recognized net gains of $3.9 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Income. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Income. Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported within losses on derivative instruments in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   G. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                             FIXED            AND
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES     OTHER (1),(2)       TOTAL
---------------------------------------------------------------------------------------------------------------------
(In millions)
2005
Net appreciation, beginning of year                                      $        5.7    $         4.4    $       10.1
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (60.2)            (6.8)          (67.0)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                     60.8                -            60.8
       (Provision) benefit for deferred federal income taxes                     (0.2)             2.4             2.2
                                                                         ---------------------------------------------
                                                                                  0.4             (4.4)           (4.0)
                                                                         ---------------------------------------------
       Purchase accounting adjustment                                            (6.1)               -            (6.1)
                                                                         ---------------------------------------------
Net depreciation, end of year                                            $          -    $           -    $          -
                                                                         =============================================
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $         5.7    $        3.1
                                                                         ---------------------------------------------
       Net appreciation (depreciation) on available-for-sale
          securities and derivative instruments                                   6.8             (1.9)            4.9
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      5.9                -             5.9
       (Provision) benefit for deferred federal income taxes                     (4.4)             0.6            (3.8)
                                                                         ---------------------------------------------
                                                                                  8.3             (1.3)            7.0
                                                                         ---------------------------------------------
Net appreciation, end of year                                            $        5.7    $         4.4    $       10.1
                                                                         =============================================
2003
Net appreciation, beginning of year                                      $        8.6    $         6.2    $       14.8
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (21.0)            (0.7)          (21.7)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      3.8                -             3.8
       Benefit for deferred federal income taxes                                  6.0              0.2             6.2
                                                                         ---------------------------------------------
                                                                                (11.2)            (0.5)          (11.7)
                                                                         ---------------------------------------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $         5.7    $        3.1
                                                                         =============================================

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $20.0 MILLION AND $(4.7) MILLION IN 2005, 2004 AND 2003, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, AND $70.5 MILLION, RESPECTIVELY. AS A RESULT OF PURCHASE ACCOUNTING, THERE WAS NO UNREALIZED APPRECIATION OR DEPRECIATION OF AVAILABLE-FOR-SALE SECURITIES AT DECEMBER 31, 2005.

(2) EQUITY SECURITIES AND OTHER AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET (DEPRECIATION) APPRECIATION ON OTHER INVESTED ASSETS OF $1.1 MILLION AND $(2.9) MILLION, RESPECTIVELY.

   H. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position. Due to purchase accounting treatment, amortized costs of all positions at December 31, 2005 equals fair value:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                     2005                                2004
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                           GROSS                              GROSS
                                                      UNREALIZED           FAIR          UNREALIZED          FAIR
                                                      LOSSES (3)         VALUE(3)          LOSSES            VALUE
---------------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-6 months                                          $       -        $        -        $      2.3       $     367.3
  7-12 months                                                 -                 -               3.1             175.5
  Greater than 12 months                                      -                 -               7.4             196.0
                                                      ---------------------------------------------------------------
Total investment grade fixed maturities                       -                 -              12.8             738.8

Below investment grade fixed maturities (2):
  0-6 months                                                  -                 -               0.1               5.3
  7-12 months                                                 -                 -               0.5               3.4
  Greater than 12 months                                      -                 -                 -               1.0
                                                      ---------------------------------------------------------------
Total below investment grade fixed maturities                 -                 -               0.6               9.7
Equity securities                                             -                 -                 -                 -
                                                      ---------------------------------------------------------------
Total fixed maturities and equity securities          $       -        $        -        $     13.4       $     748.5
                                                      ===============================================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.2 million at December 31, 2004.

(2) Substantially all below investment grade securities with an unrealized loss had been rated by the NAIC, Standard & Poor's, or Moody's at December 31, 2004.

(3)  Reflects adjustment for purchase accounting.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities at December 31, 2004 are temporary and did not directly warrant a write-down to a new fair value. Separately, due to the application of purchase acquisition accounting, amortized cost of these assets was re-established at fair value at that date.

   I. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

          DECEMBER 31,                                                      2005         2004
          ------------------------------------------------------------------------------------
          (IN MILLIONS)
          Issuer Name
          Federal National Mortgage Association                            127.5         234.3
          Federal Home Loan Mortgage Corporation                            96.1         272.7
          First Union National Bank Commercial Mortgage                     36.8             -
          CS First Boston Mortgage Securities Corp.                         36.5             -
          Morgan Stanley Dean Witter Capital I                              33.4         155.5

   J.  VARIABLE INTEREST ENTITY

Due to the restructuring of AFLIAC's subsidiaries, the Company does not hold any interest in limited partnerships at December 31, 2005. At December 31, 2004, the Company, through its subsidiary FAFLIC held a significant variable interest in a limited partnership, McDonald's Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualified for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represented approximately 36% of the partnership, was not a controlling interest.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

10. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $    179.5    $    217.0    $    235.1
Equity securities                                           0.1           0.1           0.5
Mortgage loans                                              5.5           8.0          12.5
Policy loans                                               17.2          17.7          18.8
Derivatives                                               (10.8)        (21.3)         (5.9)
Other long-term investments                                 1.9           1.9          13.5
Short-term investments and miscellaneous income             5.0           1.3           1.8
                                                     --------------------------------------
   Gross investment income                                198.4         224.7         276.3
Less investment expenses                                   (5.8)         (7.2)         (5.4)
                                                     --------------------------------------
Net investment income                                $    192.6    $    217.5    $    270.9
                                                     ======================================

The Company had no fixed maturities on non-accrual status at December 31, 2005. The Company had fixed maturities with a carrying value of $24.3 million on non-accrual status at December 31, 2004. The Company had no mortgage loans on non-accrual status at December 31, 2005 or 2004. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million and $5.7 million in 2004 and 2003, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005 and 2004.

There were no mortgage loans which were non-income producing at December 31, 2005 and 2004. The Company had no fixed maturities which were non-income producing at December 31, 2005. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million at December 31, 2004.

Included in other long-term investments is income from limited partnerships of $1.5 million in 2005, losses of $0.3 million in 2004 and income of $4.2 million in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $     20.8    $     13.8    $     18.1
Equity securities                                             -           3.0           2.7
Mortgage Loans                                              0.3           0.4           0.8
Derivatives                                                 2.2          (8.0)         (4.3)
Other long-term investments                                (0.4)         (0.6)         (0.9)
                                                     --------------------------------------
Net realized investment gains                        $     22.9    $      8.6    $     16.4
                                                     ======================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                   PROCEEDS FROM
                                                      VOLUNTARY       GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                        SALES         GAINS        LOSSES
-------------------------------------------------------------------------------------------
(IN MILLIONS)

2005
Fixed maturities                                     $    933.7    $     22.6    $      9.0
Equity securities                                           1.7             -             -

2004
Fixed maturities                                     $    506.9    $     13.3    $      4.8
Equity securities                                           7.9           3.5           0.3

2003
Fixed maturities                                     $  1,074.6    $     69.8    $      9.0
Equity securities                                          36.9           1.4             -

The Company recognized losses of $5.3 million, $5 1 million and $43.9 million in 2005, 2004 and 2003, respectively, related to other-than-temporary impairments of fixed maturities.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                                2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation) appreciation on available-for-sale securities:

Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $(22.4), $(1.2) and $3.2 in 2005, 2004 and 2003)                     $   (41.7)   $    (2.5)   $     5.9

Less: reclassification adjustment for gains included in net income (net of income tax
   expense of $7.0, $5.7 and $7.0 million in 2005, 2004 and 2003)                                 12.9         10.5         12.9
                                                                                             -----------------------------------
Total available-for-sale securities                                                              (54.6)       (13.0)        (7.0)
                                                                                             -----------------------------------
Unrealized appreciation (depreciation) on derivative instruments:

Unrealized holding (losses) gains arising during period, (net of income tax (benefit)
   expense of $(20.9), $11.7 and $10.7 million in 2005, 2004 and 2003)                           (38.8)        21.9         19.9

Less: reclassification adjustment for (losses) gains included in net income (net of income tax (benefit) expense of $(48.1), $1.0 and $13.2 million in 2005, 2004 and
   2003)                                                                                         (89.4)         1.9         24.6
                                                                                             -----------------------------------
Total derivative instruments                                                                      50.6         20.0         (4.7)
                                                                                             -----------------------------------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                                    $    (4.0)   $     7.0    $   (11.7)
                                                                                             ===================================

11. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

   CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

   FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit

   EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

   MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

   DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                    2005                      2004
                                                          -------------------------------------------------
DECEMBER 31,                                               CARRYING       FAIR       CARRYING        FAIR
(IN MILLIONS)                                               VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                           $    123.2   $    123.2   $    280.9   $    280.9
      Fixed maturities                                       1,275.6      1,275.6      3,976.1      3,976.1
      Equity securities                                            -            -          5.6          5.6
      Mortgage loans                                               -            -         64.1         77.0
      Policy loans                                             115.6        115.6        256.4        256.4
      Derivative instruments                                       -            -         72.9         72.9
                                                          -------------------------------------------------
                                                          $  1,514.4   $  1,514.4   $  4,656.0   $  4,668.9
                                                          =================================================
Financial Liabilities
      Guaranteed investment contracts                     $        -   $        -   $     30.0   $     31.2
      Derivative instruments                                     0.4          0.4         12.3         12.3
      Supplemental contracts without life
        contingencies                                           46.2         46.2         75.4         75.4
      Dividend accumulations                                       -            -         86.1         86.1
      Other individual contract deposit funds                   29.8         29.8         44.1         44.1
      Other group contract deposit funds                           -            -         38.6         38.3
      Individual annuity contracts - general account           991.2        965.2      1,156.1      1,121.3
      Trust Instruments supported by funding
        obligations                                                -            -      1,126.0      1,128.2
                                                          -------------------------------------------------
                                                          $  1,067.6   $  1,041.6   $  2,568.6   $  2,536.9
                                                          =================================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

12. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and for the years ended December 31, 2005, 2004 and 2003 is as follows:

   DECEMBER 31                                                           2004
   -----------------------------------------------------------------------------
   (In millions)
   Assets

       Fixed maturities, at fair value (amortized cost of $505.3)      $  535.1
       Mortgage loans                                                      31.4
       Policy loans                                                       144.4
       Cash and cash equivalents                                           20.1
       Accrued investment income                                           11.4
       Other assets                                                        15.0
                                                                       --------
   Total assets                                                        $  757.4
                                                                       --------
   Liabilities
       Policy liabilities and accruals                                 $  726.1
       Policyholder dividends                                              64.9
       Other liabilities                                                   10.6
                                                                       --------
   Total liabilities                                                   $  801.6
                                                                       --------

   Excess of Closed Block liabilities over assets designated to the
       Closed Block                                                    $   44.2
   Amounts included in accumulated other comprehensive income:
   Net unrealized investment losses, (net of deferred federal income
       tax benefits of $5.9 million)                                      (11.0)
                                                                       --------
   Maximum future earnings to be recognized from Closed Block assets
       and liabilities                                                 $   33.2
                                                                       ========

FOR THE YEARS ENDED DECEMBER 31          2005       2004         2003
-----------------------------------------------------------------------
(In millions)
Revenues
     Premiums and other income        $    36.4   $    38.7   $    40.8
     Net investment income                 41.5        43.0        46.4
     Net realized investment gains          5.2           -         2.3
                                      ---------------------------------
Total revenues                             83.1        81.7        89.5
                                      ---------------------------------
Benefits and expenses
     Policy benefits                       73.1        68.8        80.7
     Policy acquisition expenses            1.1         1.7         2.2
     Other operating expenses               0.4         0.1         0.2
                                      ---------------------------------
Total benefits and expenses                74.6        70.6        83.1
                                      ---------------------------------
Contribution from the Closed Block    $     8.5   $    11.1   $     6.4
                                      ---------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31                                   2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Cash Flows
     Cash flows from operating activities:
     Contribution from the Closed Block                        $     8.5    $    11.1   $     6.4
     Adjustment for net realized investment gains                   (5.2)           -        (2.3)
     Change in:
            Deferred policy acquisition costs                        1.0          1.7         2.1
            Policy liabilities and accruals                        (14.5)       (25.6)      (15.0)
            Expenses and taxes payable                              (8.3)        (0.3)      (21.2)
            Other, net                                               0.9          4.3        (0.8)
                                                               ----------------------------------
     Net cash used in operating activities                         (17.6)        (8.8)      (30.8)
                                                               ----------------------------------
     Cash flows from investing activities:
         Sales, maturities and repayments of investments            65.8         67.9       136.2
         Purchases of investments                                  (72.5)       (60.1)     (107.6)
         Policy loans                                                8.6         11.7        11.3
                                                               ----------------------------------
     Net cash provided by investing activities                       1.9         19.5        39.9
                                                               ----------------------------------
Net (decrease) increase in cash and cash equivalents               (15.7)        10.7         9.1
Cash and cash equivalents, beginning of year                        20.1          9.4         0.3
                                                               ----------------------------------
Cash and cash equivalents, end of year                         $     4.4    $    20.1   $     9.4
                                                               ==================================

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

For the years ended December 31, 2005, 2004 and 2003, premiums related to participating individual and group life policies and participating individual and group accident and health policies were $36.4 million, $38.7 million and $40.8 million, respectively. This represents 98.6%, 98.2% and 97.8%, respectively, of total premiums and deposits. For the year ended December 31, 2004, participating insurance in force was $1.5 billion. This represents 27.2% of total life insurance in force.

13. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Federal income tax benefit
       Current                                                 $   (34.1)   $   (80.5)  $     2.5
       Deferred                                                      1.1         44.7       (19.9)
                                                               ----------------------------------
Total                                                          $   (33.0)   $   (35.8)  $   (17.4)
                                                               ==================================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31,                                             2005         2004         2003
--------------------------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense(benefit)                               $     2.9    $     3.9    $    (0.4)
       Prior years' federal income tax settlement                               (9.4)       (30.4)           -
       Change in estimates for prior years dividend received deduction         (12.9)           -            -
       Dividend received deduction                                             (10.0)        (9.8)       (11.2)
       Tax credits                                                              (6.2)        (5.5)        (4.5)
       Restricted stock                                                            -            -          2.1
       Deferred tax adjustment                                                     -          6.4            -
       Sale of subsidiary                                                          -            -          1.5
       Changes in other tax estimates                                            5.6          0.6         (4.1)
       Other, net                                                               (3.0)        (1.0)        (0.8)
                                                                           -----------------------------------
Federal income tax benefit                                                 $   (33.0)   $   (35.8)   $   (17.4)
                                                                           ===================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                 2005         2004
--------------------------------------------------------------------------------
(In millions)
Deferred tax (asset) liabilities
        Insurance reserves                                $  (200.7)   $  (217.4)
        VOBA                                                  111.0            -
        Deferred acquisition costs                            (41.0)       185.9
        Tax credit carryforwards                               (6.6)       (67.3)
        Employee benefit plans                                    -        (64.0)
        Loss carryforwards                                    (57.1)       (34.6)
        Deferred sales inducement                                 -         25.5
        Investments, net                                      (12.0)       (16.8)
        Discontinued group life and health business               -        (16.6)
        Software capitalization                                   -          3.2
        Restructuring reserve                                     -         (1.6)
        Other, net                                             (2.6)        (4.2)
                                                          ----------------------
          Subtotal deferred tax, net                         (209.0)      (207.9)
             Valuation allowance                               36.7            -
                                                          ----------------------
Total deferred tax asset, net                             $  (172.3)   $  (207.9)

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $320 million and $634 million at December 31, 2005 and 2004, respectively. Gross deferred income tax liabilities totaled approximately $111 million and $426 million at December 31, 2005 and 2004, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses, tax credits, and operating loss carryforwards. The establishment of the valuation allowance against the December 31, 2005 deferred tax asset is due to changes in circumstances related to the Transaction. If the tax benefits of $36.7 represented by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily upon on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2005, there are available foreign tax credit carryforwards of $6.6 million which will expire beginning in 2013. At December 31, 2005, the Company has net operating loss carryforwards of $135.2 million and capital loss carryforwards of $28.0 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards are subject to annual limitations on utilization.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the fourth quarter of 2005, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1992 to 1994 that resulted in a tax benefit of approximately $9 million. The 2005 provision also reflects a $12.9 million benefit resulting from a reduction in federal income tax reserves for prior years from ongoing Internal Revenue Service ("IRS") audits. In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million. In the Company's opinion, adequate tax liabilities have been established for all years. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement.

14. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. AFLIAC and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2005 balance sheet contains no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations have been credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits were frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

         ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, such as discount rates used to value liabilities, assumed rates of return on plan assets, employee turnover rates and anticipated mortality rates. The estimates used by management were based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations were as follows:

  DECEMBER 31                                            2004
  --------------------------------------------------------------
  Discount rate                                          5.63%
  Rate of compensation increase (1)                        NA
  Cash balance allocation (1)                              NA
  Cash balance interest crediting rate                   5.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The Company utilized a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

     FOR THE YEARS ENDED DECEMBER 31                         2005      2004    2003
     --------------------------------------------------------------------------------
     Discount rate                                           5.63%     5.87%   6.25%
     Expected return on plan assets                          8.25%     8.50%   8.50%
     Rate of compensation increase (1)                         NA      4.00%   4.00%
     Cash balance allocation (1)                               NA      5.50%   5.00%
     Cash balance interest crediting rate                    5.00%     5.00%   6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean return for actively managed stocks downward to reflect this expectation. Also, the Company decreased its fixed income mean return based on its expectation of modest increases in interest rates slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2004, resulting in an expected rate of return on plan assets for 2005 of 8.25%.

     PLAN ASSETS

The Company utilized a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds.

The target allocations and actual invested asset allocations for 2004 for the Company's plan assets are as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                TARGET
    DECEMBER 31                                                 LEVELS        2004
    --------------------------------------------------------------------------------
    Equity securities:
      Domestic                                                       47%       41.91%
      International                                                  20%       20.42%
      THG Common Stock                                                5%        7.88%
                                                              ----------------------
    Total equity securities                                          72%       70.21%
                                                              ----------------------
      Fixed maturities                                               26%       29.38%
      Money market funds                                              2%        0.41%
                                                              ----------------------
    Total fixed maturities and money market funds                    28%       29.79%
                                                              ----------------------
      Total assets                                                  100%      100.00%
                                                              ======================

At December 31, 2004, approximately 67% of plan assets were invested in non-affiliated commingled funds. Equity securities included 796,462 shares of THG common stock at December 31, 2004 with a market value of $26.1 million.

     OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004, the projected benefit obligations exceeded the plans' assets, the difference of which is reflected as an additional minimum pension liability. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This difference is allocated amongst the affiliated companies of THG. At December 31, 2004, the Company had an additional minimum pension liability of $129.4 million, of which $38.3 million was allocated to AFLIAC and reflected in accumulated other comprehensive income. As such, during 2005 and as a result of the Transaction, the Company recorded a decrease in AFLIAC's minimum pension liability of this $38.3 million.

  DECEMBER 31                                           2004
  ------------------------------------------------------------
  (IN MILLIONS)
  ACCUMULATED BENEFIT OBLIGATION                     $   559.7
                                                     =========
  CHANGE IN BENEFIT OBLIGATION:
  Projected benefit obligation, beginning of year    $   522.5
  Service cost - benefits earned during the year          11.1
  Interest cost                                           31.2
  Actuarial (gains) losses                                28.4
  Benefits paid                                          (33.5)
                                                     ---------
  PROJECTED BENEFIT OBLIGATION, END OF YEAR              559.7

  CHANGE IN PLAN ASSETS:
  Fair value of plan assets, beginning of year           330.7
  Actual return on plan assets                            28.9
  Company contribution                                     5.8
  Benefits paid                                          (33.5)
                                                     ---------
  Fair value of plan assets, end of year                 331.9
                                                     ---------
  FUNDED STATUS OF THE PLAN                             (227.8)
  Unrecognized transition obligation                      (9.4)
  Unamortized prior service cost                           1.2
  Unrecognized net actuarial losses                      140.1
  Additional minimum pension liability                  (129.4)
                                                     ---------
  NET PENSION LIABILITY                              $  (225.3)
                                                     =========

Components of net periodic pension cost were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004         2003
            --------------------------------------------------------------------------------------------------
            (IN MILLIONS)
            Service cost - benefits earned during the year                 $     0.1    $    11.1    $    11.8
            Interest cost                                                       30.6         31.2         30.4
            Expected return on plan assets                                     (26.1)       (27.0)       (22.4)
            Recognized net actuarial loss                                       17.4         22.4         29.8
            Amortization of transition asset                                    (1.3)        (1.4)        (1.4)
            Amortization of prior service cost                                   0.5         (1.8)        (1.9)
            Curtailment (gain) loss and special termination benefits               -         (1.0)         0.7
                                                                           -----------------------------------
            Net periodic pension cost                                      $    21.2    $    33.5    $    47.0
                                                                           ===================================

The Company allocated approximately $9.2 million, $16.9 million and $28.9 million of its net periodic pension cost to its affiliated companies in 2005, 2004 and 2003, respectively.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

     CONTRIBUTIONS AND BENEFIT PAYMENTS

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

DEFINED CONTRIBUTION PLANS

Goldman Sachs contributes to employee-sponsored defined contribution plans for the employees of AFLIAC. Goldman Sachs matches a portion of employees' annual contributions. Matching contributions vest after three years of service.

FAFLIC, a subsidiary of AFLIAC, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies. During 2004 and 2003, the 401(k) plan provided for a company match equal to 50% of the employees' contribution up to 6% of eligible compensation and resulted in a cost of $5.2 million and $5.4 million, respectively. Of these amounts, $4.5 million and $4.1 million, respectively, in 2004 and 2003, was allocated to its affiliates.

OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company, prior to the Transaction, provided postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The population of agents receiving postretirement benefits was frozen as of December 31, 2002, when the Company ceased its distribution of proprietary life and annuity products and terminated all life insurance and annuity agent contracts. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

equivalent to those provided by Medicare, and therefore recognized a reduction in its accumulated postretirement benefit obligation for the transition cost of $2.9 million in 2004.

   OBLIGATION AND FUNDED STATUS

The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were:

   DECEMBER 31                                                        2004
   -------------------------------------------------------------------------
   (IN MILLIONS)
   Change in benefit obligation:
   Accumulated postretirement benefit obligation,
       beginning of year                                            $   78.9
   Service cost                                                          1.3
   Interest cost                                                         4.2
   Net actuarial losses                                                  1.0
   Plan amendments                                                     (12.3)
   Benefits paid                                                        (4.1)
                                                                    --------
   Accumulated postretirement benefit obligation, end of year           69.0
                                                                    --------
   Fair value of plan assets,  end of year                                 -
                                                                    --------
   Funded status of plan                                               (69.0)
   Unamortized prior service cost                                      (19.6)
   Unrecognized net actuarial losses                                     5.1
                                                                    --------
   Accumulated postretirement benefit costs                         $  (83.5)
                                                                    --------

Plan amendments in 2004 resulted in a benefit of $12.3 million. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

As a result of the Transaction, the Company is no longer required to fund any benefit payments.

    COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

         FOR THE YEARS ENDED DECEMBER 31,                      2005         2004         2003
         --------------------------------------------------------------------------------------
         (IN MILLIONS)
         Service cost                                       $     0.4    $     1.3    $     1.4
         Interest cost                                            3.2          4.2          4.9
         Recognized net actuarial loss                            0.4          0.4          0.2
         Amortization of prior service cost                      (5.5)        (3.2)        (1.9)
         Net periodic postretirement (benefit) cost         $    (1.5)   $     2.7    $     4.6

The Company allocated approximately $(0.7) million, $2.4 million and $3.6 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005, 2004 and 2003, respectively.

    ASSUMPTIONS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a December 31st measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs were as follows:

   FOR THE YEARS ENDED DECEMBER 31                              2005       2004
   -----------------------------------------------------------------------------
   Postretirement benefit obligations discount rate             5.50%      5.63%
   Postretirement benefit cost discount rate                    5.63%     5.875%

Assumed health care cost trend rates were as follows:

   DECEMBER 31                                                                     2005        2004
   ---------------------------------------------------------------------------------------------------
   Health care cost trend rate assumed for next year                                    10%         10%
   Rate to which the cost trend is assumed to decline (ultimate trend rate)              5%          5%
   Year the rate reaches the ultimate trend rate                                      2012        2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                                 1-PERCENTAGE POINT      1-PERCENTAGE POINT
                                                                      INCREASE                DECREASE
   ----------------------------------------------------------------------------------------------------------
    (IN MILLIONS)
    Effect on total of service and interest cost during 2005            $ 0.1                  $ (0.1)

15. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $55.2 million at December 31, 2005. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $374.2 million at December 31, 2005 for AFLIAC. The Company Action Level is the first level in which the Commissioner could mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from Goldman Sachs.

There were no dividends declared by the Company to Goldman Sachs in 2005. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG. In 2004, also with permission from the Commissioner, AFLIAC declared a return of capital of $75.0 million to its then parent THG, which was paid in the first quarter of 2005.

16. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts. The VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Estimated future amortization of VOBA as of December 31, 2005 is as follows:

(in millions)
      2006                                                 $     41.6
      2007                                                       45.2
      2008                                                       37.9
      2009                                                       31.4
      2010                                                       25.2
      2011 and thereafter                                       137.2
                                                           ----------
      Total                                                $    318.5
                                                           ==========

17. REINSURANCE

In the normal course of business, the Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

On December 30, 2005, subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities of FAFLIC. The "General Account liabilities" include all of FAFLIC's gross liabilities and obligations for certain types of existing variable annuity and variable life insurance policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from AFLIAC an $8.6 million ceding commission. AFLIAC also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. The "Separate Account liabilities" are all liabilities that were reflected in FAFLIC's separate accounts and that relate to the reinsured policies. Pursuant to the modified coinsurance framework under which Separate Account liabilities are reinsured, ownership of the underlying separate account was not transferred. The Company has evaluated the applicability of Derivatives Implementation Group issue B36 to its modified coinsurance arrangement with FAFLIC and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

As part of the Coinsurance Agreement, the Company is responsible for providing certain administrative services with respect to the reinsured business. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business. Reinsurance recoverables related to this agreement were $543.8 million and $571.0 million at December 31, 2005 and 2004, respectively.

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
            Direct                                           $    72.8    $    80.2    $    81.2
            Assumed                                                0.3          0.5          0.5
            Ceded                                                (36.2)       (41.2)       (39.8)
                                                             -----------------------------------
   Net premiums                                              $    36.9    $    39.5    $    41.9
                                                            -----------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                           $   289.1    $   294.3    $   347.5
            Assumed                                               (1.7)        (1.2)        (1.5)
            Ceded                                                (48.0)       (62.0)       (80.8)
                                                             -----------------------------------
   Net policy benefits, claims, losses and loss adjustment
     expenses                                                $   239.4    $   231.1    $   265.2
                                                             -----------------------------------

18. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Balance at beginning of year                              $   694.1    $   894.6    $ 1,030.1
   Subsidiary adjustment                                         (35.0)           -            -
   Acquisition expenses deferred                                   0.7          2.8         10.3
   Amortized to expense during the year                         (112.4)       (94.8)      (140.6)
   Adoption of SOP 03-1                                              -        (93.0)           -
   Impairment of DAC asset related to annuity business               -         (7.1)        (4.5)
   Adjustment to equity during the year                            9.3         (8.4)        (0.7)
   Purchase accounting adjustment                               (556.7)           -            -
                                                             -----------------------------------
   Balance at end of year                                    $       -    $   694.1    $   894.6
                                                             ===================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In accordance with Statement No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 in accordance with fair value purchase accounting. During 2004 and 2003, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million and $4.5 million, respectively, related to these items.

19. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $235.2 million and $531.8 million at December 31, 2005 and 2004, respectively. This business consisted of the Company's exited individual health business and in 2004, it also included its discontinued group accident and health business. Reinsurance recoverables related to this business were $235.2 million, $416.0 million at December 31, 2005 and 2004 respectively.

20. COMMITMENTS

As of the Transaction date, AFLIAC does not have any lease commitments. However, prior to the Transaction date, the Company was allocated certain rental expenses, primarily for building and equipment leases. Rental expenses for these operating leases amounted to $0.6 million, $0.5 million and $9.7 million in 2005, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

In 2003, the Company ceased operations of its retail broker-dealer operations (see Note 6 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2005 and 2004, the Company recognized an additional $0.7 million and $0.4 million of these lease expenses as restructuring costs.

Concurrent to the closing of the Transaction, the Company entered into an agreement with Se2, whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years. As such, the Company had purchase commitments of $15.0 million as of December 31, 2005 pertaining to this relationship.


21. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001. On February 1, 2006, the Court issued a ruling which, as confirmed by the Court at a status conference on April 12, 2006, precludes plaintiffs from claiming any damages accruing beyond July 31, 2004.

THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the investment management industry and regulators, to deter or eliminate market timing, including the implementation of "fair value" pricing.

The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to this litigation. The trial date for the damage phase of the litigation has not been set.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition, but may be material to the Company's operating results for any particular period, depending, in part, upon the operating results for such period. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In addition, the Company is involved in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to tax reporting calculations to policyholders and others in connection with distributions under a subset of variable annuity contracts in this business. The Company believes that the result of these inquiries will not have a material effect on its financial position or results of operations.

22. RELATED PARTY TRANSACTIONS

Prior to the Transaction, AFLIAC provided management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and AFLIAC ceased to be the provider of these services. As of December 31, 2005, the service agreements entered into with GSAM for investment management services and GSCO did not generate expense. The Company did enter into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in a $0.4 million expense, which was accounted for as other operating expenses.

Amounts charged by AFLIAC to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million, $167.5 million, and $160.0 million in 2005, 2004, and 2003 respectively. There were no amounts due from affiliates at December 31, 2005 while the net amount due from its affiliates for accrued expenses and various other liabilities and receivables was $32.0 million at December 31, 2004.

In 2004, AFLIAC allocated $9.5 million of the increase in its minimum pension liability as of December 31, 2004 to affiliated companies. In 2005, AFLIAC is no longer an affiliated company of THG, and, therefore no longer holds any of these benefit obligations.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, THG. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, consisting of $24.8 million of securities and $0.2 million of cash.

23. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                                               UNAUDITED
                                                                  2005        2004        2003
-------------------------------------------------------------------------------------------------
(In millions)

Statutory Net (Loss) Income - Combined
  Life and Health Companies (1)                                $    (2.3)   $   204.6   $     9.0
Statutory Shareholders' Surplus - Combined
  Life and Health Companies (1)                                $   374.1    $   555.6   $   495.6

(1) The 2005 net loss and surplus excludes subsidiaries divested prior to the Transaction. These subsidiaries represent $124.8 million and $194.3 million of net income and surplus, respectively, in 2004 and a loss of $96.1 million and $143.2 million of surplus in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

24. SUBSEQUENT EVENTS

Allmerica Investment Trust ("AIT") agreed to transfer certain assets and liabilities of its funds to certain Goldman Sachs Variable Insurance Trust ("GSVIT") managed funds through a fund reorganization transaction. Separate account investments in nine AIT funds were moved to GSVIT funds. In addition, THG agreed to sell to Goldman Sachs all of the outstanding shares of capital stock of Allmerica Financial Investment Management Service, Inc. ("AFIMS"), an investment advisory subsidiary, concurrently with the consummation of the fund reorganization transaction. AFIMS is no longer providing investment advisory services to the separate account investments of AIT or GSVIT. The investment manager of GSVIT is Goldman Sachs Asset Management, an affiliate of AFLIAC. The fund reorganization transaction was consummated on January 9, 2006.

On February 7, 2006 the Company signed a letter of intent with Protective Life Insurance Company ("Protective") of Birmingham, Alabama to assume, on a coinsurance basis, 100% of the variable annuity business of Chase Insurance Life and Annuity Company ("CILAC") as part of Protective's pending acquisition of CILAC from JP Morgan Chase & Co. The resulting modified coinsurance treaty is pending regulatory approval and includes approximately $91 million in ceding commission, subject to final calculation at close.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allmerica Financial Life
Insurance and Annuity Company and the Contract Owners of Separate
Account VA-K of Allmerica Financial Life Insurance and Annuity
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 7, 2006

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

                                                                       AIT              AIT              AIT
                                                                      CORE            EQUITY         GOVERNMENT
                                                                     EQUITY            INDEX            BOND
                                                                     SERVICE          SERVICE          SERVICE
                                                                   SHARES (a)       SHARES (a)       SHARES (a)
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $  138,548,263   $  217,710,992   $   58,738,102
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Total assets .............................................      138,548,263      217,710,992       58,738,102

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................           46,809           92,142            4,337
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $  138,501,454   $  217,618,850   $   58,733,765
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $  137,429,673   $  215,852,006   $   57,863,830
  Allmerica Immediate Advantage ..............................          947,247        1,304,799          369,640
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................           94,284          382,816          266,417
  Allmerica Premier Choice with Optional Rider ...............           30,250           79,229          233,878
                                                                 --------------   --------------   --------------
                                                                 $  138,501,454   $  217,618,850   $   58,733,765
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $  171,388,630   $  197,917,925   $   60,411,402
Underlying Fund shares held ..................................       76,885,829       79,398,612       55,361,076

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       49,769,503       66,358,260       31,919,674
  Net asset value per unit, December 31, 2005 ................   $     2.761323   $     3.252828   $     1.812795

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................        1,160,876        1,489,423          294,559
  Net asset value per unit, December 31, 2005 ................   $     0.815976   $     0.876043   $     1.254892

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................           80,791          321,600          247,248
  Net asset value per unit, December 31, 2005 ................   $     1.167013   $     1.190349   $     1.077531

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           26,202           67,281          219,407
  Net asset value per unit, December 31, 2005 ................   $     1.154473   $     1.177582   $     1.065953

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                        AIT
                                                                       AIT            SELECT             AIT
                                                                      MONEY           CAPITAL          SELECT
                                                                     MARKET        APPRECIATION        GROWTH
                                                                     SERVICE          SERVICE          SERVICE
                                                                   SHARES (a)       SHARES (a)       SHARES (a)
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   70,437,984   $  103,359,446   $  152,164,457
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               92              694
                                                                 --------------   --------------   --------------
    Total assets .............................................       70,437,984      103,359,538      152,165,151

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................           55,136                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $   70,382,848   $  103,359,538   $  152,165,151
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   69,167,113   $  102,474,141   $  151,269,501
  Allmerica Immediate Advantage ..............................          785,289          377,907          625,194
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................           86,379                -                -
  Allmerica Premier Choice ...................................          195,404          291,072          242,366
  Allmerica Premier Choice with Optional Rider ...............          148,663          216,418           28,090
                                                                 --------------   --------------   --------------
                                                                 $   70,382,848   $  103,359,538   $  152,165,151
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   70,437,984   $   91,534,001   $  143,564,536
Underlying Fund shares held ..................................       70,437,984       50,890,914       91,942,269

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       48,946,938       30,691,980       74,016,345
  Net asset value per unit, December 31, 2005 ................   $     1.413104   $     3.338792   $     2.043731

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          729,877          253,781          997,290
  Net asset value per unit, December 31, 2005 ................   $     1.075919   $     1.489107   $     0.626893

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................           81,301                -                -
  Net asset value per unit, December 31, 2005 ................   $     1.062462   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................          194,659          168,456          222,300
  Net asset value per unit, December 31, 2005 ................   $     1.003827   $     1.727883   $     1.090265

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................          149,721          126,609           26,044
  Net asset value per unit, December 31, 2005 ................   $     0.992936   $     1.709340   $     1.078573

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                        AIT
                                                                       AIT            SELECT             AIT
                                                                     SELECT         INVESTMENT         SELECT
                                                                  INTERNATIONAL        GRADE            VALUE
                                                                     EQUITY           INCOME         OPPORTUNITY
                                                                     SERVICE          SERVICE          SERVICE
                                                                   SHARES (a)       SHARES (a)       SHARES (a)
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $  122,000,245   $  111,023,282   $  125,182,969
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -               95
                                                                 --------------   --------------   --------------
    Total assets .............................................      122,000,245      111,023,282      125,183,064

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................              880            5,600                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $  121,999,365   $  111,017,682   $  125,183,064
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $  121,102,246   $  109,016,685   $  123,640,918
  Allmerica Immediate Advantage ..............................          513,180          973,752          917,868
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................          284,621          725,604          549,385
  Allmerica Premier Choice with Optional Rider ...............           99,318          301,641           74,893
                                                                 --------------   --------------   --------------
                                                                 $  121,999,365   $  111,017,682   $  125,183,064
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $  111,317,509   $  116,465,534   $  108,653,154
Underlying Fund shares held ..................................       88,023,264      105,135,684       66,304,539

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       67,003,714       53,146,309       32,821,699
  Net asset value per unit, December 31, 2005 ................   $     1.807396   $     2.051256   $     3.767048

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          558,245          752,876          429,047
  Net asset value per unit, December 31, 2005 ................   $     0.919274   $     1.293376   $     2.139317

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................          210,641          655,360          324,667
  Net asset value per unit, December 31, 2005 ................   $     1.351215   $     1.107184   $     1.692148

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           74,300          275,395           44,740
  Net asset value per unit, December 31, 2005 ................   $     1.336713   $     1.095303   $     1.673958

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                    AIM V.I.         AIM V.I.
                                                                   AGGRESSIVE          BASIC          AIM V.I.
                                                                     GROWTH            VALUE          BLUE CHIP
                                                                    SERIES I         SERIES II        SERIES I
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   17,614,053   $   50,247,644   $    3,774,894
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                7
                                                                 --------------   --------------   --------------
    Total assets .............................................       17,614,053       50,247,644        3,774,901

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                7                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $   17,614,046   $   50,247,644   $    3,774,901
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   17,336,882   $   49,632,989   $    3,723,418
  Allmerica Immediate Advantage ..............................          107,066          211,183           36,350
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................          133,508          332,451            5,580
  Allmerica Premier Choice with Optional Rider ...............           36,590           71,021            9,553
                                                                 --------------   --------------   --------------
                                                                 $   17,614,046   $   50,247,644   $    3,774,901
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   18,730,182   $   35,448,930   $    3,437,135
Underlying Fund shares held ..................................        1,406,873        4,098,502          533,931

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       23,935,390       43,924,827        4,591,894
  Net asset value per unit, December 31, 2005 ................   $     0.724320   $     1.129953   $     0.810868

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          113,812          186,905           44,838
  Net asset value per unit, December 31, 2005 ................   $     0.940723   $     1.129894   $     0.810689

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................          105,520          294,761            5,282
  Net asset value per unit, December 31, 2005 ................   $     1.265237   $     1.127868   $     1.056326

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           29,234           63,560            9,142
  Net asset value per unit, December 31, 2005 ................   $     1.251628   $     1.117381   $     1.044965

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                    AIM V.I.         AIM V.I.         AIM V.I.
                                                                     CAPITAL          GLOBAL           PREMIER
                                                                   DEVELOPMENT      HEALTH CARE        EQUITY
                                                                    SERIES II      SERIES I (b)       SERIES I
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $    1,121,406   $   10,792,468   $   11,585,583
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Total assets .............................................        1,121,406       10,792,468       11,585,583

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               16            2,811
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $    1,121,406   $   10,792,452   $   11,582,772
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $    1,121,406   $   10,668,985   $   11,266,811
  Allmerica Immediate Advantage ..............................                -           87,245          192,297
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................                -           21,028           91,972
  Allmerica Premier Choice with Optional Rider ...............                -           15,194           31,692
                                                                 --------------   --------------   --------------
                                                                 $    1,121,406   $   10,792,452   $   11,582,772
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $      787,364   $    9,902,289   $   14,175,659
Underlying Fund shares held ..................................           70,440          528,007          519,067

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................          929,700       10,501,063       16,095,903
  Net asset value per unit, December 31, 2005 ................   $     1.206203   $     1.015991   $     0.699980

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -           80,973          236,404
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.077462   $     0.813426

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -           18,992           90,620
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.107188   $     1.014914

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -           13,872           31,566
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.095312   $     1.003995

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                     ALLIANCE-        ALLIANCE-
                                                                    ALLIANCE-        BERNSTEIN        BERNSTEIN
                                                                    BERNSTEIN         GROWTH          LARGE CAP
                                                                     GROWTH         AND INCOME         GROWTH
                                                                     CLASS B          CLASS B        CLASS B (b)
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $        8,020   $   57,916,258   $   51,183,295
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               27                -
                                                                 --------------   --------------   --------------
    Total assets .............................................            8,020       57,916,285       51,183,295

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -               86
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $        8,020   $   57,916,285   $   51,183,209
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $            -   $   56,725,769   $   50,526,433
  Allmerica Immediate Advantage ..............................                -          441,152          268,010
  Directed Advisory Solutions ................................            8,020                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................                -          609,565          269,030
  Allmerica Premier Choice with Optional Rider ...............                -          139,799          119,736
                                                                 --------------   --------------   --------------
                                                                 $        8,020   $   57,916,285   $   51,183,209
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $        6,454   $   52,029,753   $   50,528,298
Underlying Fund shares held ..................................              398        2,349,544        1,928,535

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................                -       48,414,377       76,798,513
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.171672   $     0.657909

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -          422,721          313,113
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.043600   $     0.855954

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................            9,100                -                -
  Net asset value per unit, December 31, 2005 ................   $     0.881379   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -          489,699          236,177
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.244775   $     1.139105

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -          113,527          106,257
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.231412   $     1.126855

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                      DELAWARE
                                                                    ALLIANCE-                            VIP
                                                                    BERNSTEIN        ALLIANCE-         GROWTH
                                                                   SMALL/MID-        BERNSTEIN      OPPORTUNITIES
                                                                    CAP VALUE          VALUE           SERVICE
                                                                   CLASS B (b)        CLASS B           CLASS
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $    9,137,570   $    5,539,657   $    6,335,546
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -               11
                                                                 --------------   --------------   --------------
    Total assets .............................................        9,137,570        5,539,657        6,335,557

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................              145                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $    9,137,425   $    5,539,657   $    6,335,557
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $    8,988,411   $    5,525,783   $    6,232,455
  Allmerica Immediate Advantage ..............................           33,417                -           39,492
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................           35,787           13,874           63,610
  Allmerica Premier Choice with Optional Rider ...............           79,810                -                -
                                                                 --------------   --------------   --------------
                                                                 $    9,137,425   $    5,539,657   $    6,335,557
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $    6,986,528   $    4,346,834   $    6,633,091
Underlying Fund shares held ..................................          537,820          431,437          360,384

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................        6,354,358        4,467,579        7,032,961
  Net asset value per unit, December 31, 2005 ................   $     1.414527   $     1.236863   $     0.886178

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................           23,625                -           32,868
  Net asset value per unit, December 31, 2005 ................   $     1.414474   $            -   $     1.201521

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................           25,347           11,238           40,981
  Net asset value per unit, December 31, 2005 ................   $     1.411885   $     1.234573   $     1.552180

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           57,057                -                -
  Net asset value per unit, December 31, 2005 ................   $     1.398779   $            -   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                    DELAWARE
                                                                       VIP        EATON VANCE VT      FIDELITY
                                                                  INTERNATIONAL      FLOATING-           VIP
                                                                      VALUE            RATE             ASSET
                                                                     EQUITY           INCOME           MANAGER
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   53,512,873   $    7,546,991   $   35,671,949
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                3               19              128
                                                                 --------------   --------------   --------------
    Total assets .............................................       53,512,876        7,547,010       35,672,077

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $   53,512,876   $    7,547,010   $   35,672,077
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   53,151,730   $    7,276,266   $   35,375,731
  Allmerica Immediate Advantage ..............................          170,243          132,336          203,242
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................           17,930           89,450           93,104
  Allmerica Premier Choice with Optional Rider ...............          172,973           48,958                -
                                                                 --------------   --------------   --------------
                                                                 $   53,512,876   $    7,547,010   $   35,672,077
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   37,304,921   $    7,524,649   $   37,093,488
Underlying Fund shares held ..................................        2,625,754          748,710        2,371,805

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       18,928,968        6,971,666       18,872,714
  Net asset value per unit, December 31, 2005 ................   $     2.807957   $     1.043691   $     1.874438

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          110,050          126,796          197,846
  Net asset value per unit, December 31, 2005 ................   $     1.546961   $     1.043694   $     1.027272

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................            9,942           86,273           77,534
  Net asset value per unit, December 31, 2005 ................   $     1.803431   $     1.036830   $     1.200818

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           96,954           47,733                -
  Net asset value per unit, December 31, 2005 ................   $     1.784074   $     1.025656   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                                       FIDELITY
                                                                    FIDELITY                                              VIP
                                                                       VIP           FIDELITY                           GROWTH
                                                                   CONTRAFUND           VIP           FIDELITY         & INCOME
                                                                     SERVICE          EQUITY-            VIP            SERVICE
                                                                     CLASS 2          INCOME           GROWTH           CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   41,778,951   $  233,094,525   $  183,881,291   $      111,560
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -              327              968                -
                                                                 --------------   --------------   --------------   --------------
    Total assets .............................................       41,778,951      233,094,852      183,882,259          111,560

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................              131                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets ...............................................   $   41,778,820   $  233,094,852   $  183,882,259   $      111,560
                                                                 ==============   ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   41,203,215   $  231,381,547   $  182,759,636   $            -
  Allmerica Immediate Advantage ..............................          201,556        1,009,970          894,288                -
  Directed Advisory Solutions ................................                -                -                -          111,560
  Allmerica Value Generation .................................                -                -                -                -
  Allmerica Premier Choice ...................................          243,118          484,713          207,085                -
  Allmerica Premier Choice with Optional Rider ...............          130,931          218,622           21,250                -
                                                                 --------------   --------------   --------------   --------------
                                                                 $   41,778,820   $  233,094,852   $  183,882,259   $      111,560
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   29,208,804   $  179,701,588   $  183,439,214   $       94,847
Underlying Fund shares held ..................................        1,361,322        9,144,548        5,456,418            7,678

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       29,668,641       58,899,946       55,169,456                -
  Net asset value per unit, December 31, 2005 ................   $     1.388780   $     3.928383   $     3.312696   $            -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          145,129          799,300        1,295,630                -
  Net asset value per unit, December 31, 2005 ................   $     1.388807   $     1.263568   $     0.690234   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -          107,566
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -   $     1.037133

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................          154,965          367,803          185,474                -
  Net asset value per unit, December 31, 2005 ................   $     1.568857   $     1.317860   $     1.116517   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           84,360          167,691           19,239                -
  Net asset value per unit, December 31, 2005 ................   $     1.552049   $     1.303718   $     1.104519   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                    FIDELITY
                                                                       VIP                            FIDELITY
                                                                     GROWTH          FIDELITY            VIP
                                                                  OPPORTUNITIES         VIP            MID CAP
                                                                     SERVICE           HIGH            SERVICE
                                                                     CLASS 2          INCOME           CLASS 2
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $    3,524,653   $   50,935,002   $   25,088,842
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               90                -
                                                                 --------------   --------------   --------------
    Total assets .............................................        3,524,653       50,935,092       25,088,842

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                6                -               90
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $    3,524,647   $   50,935,092   $   25,088,752
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $    3,474,822   $   50,274,352   $   24,772,670
  Allmerica Immediate Advantage ..............................           11,797          201,796          116,089
  Directed Advisory Solutions ................................                -                -            9,439
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................                -          222,599           82,590
  Allmerica Premier Choice with Optional Rider ...............           38,028          236,345          107,964
                                                                 --------------   --------------   --------------
                                                                 $    3,524,647   $   50,935,092   $   25,088,752
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $    3,191,681   $   74,064,918   $   17,550,808
Underlying Fund shares held ..................................          204,565        8,255,267          723,647

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................        4,223,504       23,701,247       14,845,144
  Net asset value per unit, December 31, 2005 ................   $     0.822734   $     2.121169   $     1.668739

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................           11,699          213,137           69,569
  Net asset value per unit, December 31, 2005 ................   $     1.008413   $     0.946788   $     1.668688

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -            5,054
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.867539

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -          154,695           49,585
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.438957   $     1.665624

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           31,219          166,028           65,426
  Net asset value per unit, December 31, 2005 ................   $     1.218092   $     1.423527   $     1.650172

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                                        FT VIP
                                                                                     FIDELITY          FT VIP          FRANKLIN
                                                                                        VIP           FRANKLIN           LARGE
                                                                                       VALUE           GROWTH             CAP
                                                                    FIDELITY        STRATEGIES       AND INCOME         GROWTH
                                                                       VIP            SERVICE        SECURITIES       SECURITIES
                                                                    OVERSEAS          CLASS 2          CLASS 2          CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   47,602,727   $    5,408,440   $    5,709,831   $    2,494,698
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................               82                4                3                -
                                                                 --------------   --------------   --------------   --------------
    Total assets .............................................       47,602,809        5,408,444        5,709,834        2,494,698

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets ...............................................   $   47,602,809   $    5,408,444   $    5,709,834   $    2,494,698
                                                                 ==============   ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   47,230,407   $    5,359,098   $    5,653,592   $    2,455,047
  Allmerica Immediate Advantage ..............................          284,130            4,000           25,793                -
  Directed Advisory Solutions ................................                -                -                -                -
  Allmerica Value Generation .................................                -                -                -                -
  Allmerica Premier Choice ...................................           17,257           24,497           30,449           39,651
  Allmerica Premier Choice with Optional Rider ...............           71,015           20,849                -                -
                                                                 --------------   --------------   --------------   --------------
                                                                 $   47,602,809   $    5,408,444   $    5,709,834   $    2,494,698
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   42,782,286   $    4,163,371   $    5,221,882   $    2,172,168
Underlying Fund shares held ..................................        2,309,691          385,766          370,287          166,647

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       20,504,167        4,077,563        4,736,220        2,261,498
  Net asset value per unit, December 31, 2005 ................   $     2.303454   $     1.314289   $     1.193693   $     1.085585

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................          297,456            3,044           26,166                -
  Net asset value per unit, December 31, 2005 ................   $     0.955200   $     1.314189   $     0.985753   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................           10,778           18,674           21,077           36,592
  Net asset value per unit, December 31, 2005 ................   $     1.601136   $     1.311840   $     1.444663   $     1.083592

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           44,835           16,042                -                -
  Net asset value per unit, December 31, 2005 ................   $     1.583922   $     1.299671   $            -   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                     FT VIP           FT VIP
                                                                    FRANKLIN         FRANKLIN
                                                                      SMALL           SMALL-           FT VIP
                                                                       CAP            MID CAP          MUTUAL
                                                                      VALUE           GROWTH           SHARES
                                                                   SECURITIES       SECURITIES       SECURITIES
                                                                     CLASS 2        CLASS 2 (b)        CLASS 2
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $       25,327   $   35,188,712   $    6,582,261
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Total assets .............................................           25,327       35,188,712        6,582,261

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               39                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $       25,327   $   35,188,673   $    6,582,261
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $            -   $   34,722,434   $    6,427,496
  Allmerica Immediate Advantage ..............................                -          190,827                -
  Directed Advisory Solutions ................................                -                -          138,364
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................           19,498          196,182           16,401
  Allmerica Premier Choice with Optional Rider ...............            5,829           79,230                -
                                                                 --------------   --------------   --------------
                                                                 $       25,327   $   35,188,673   $    6,582,261
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $       17,192   $   32,227,648   $    5,580,913
Underlying Fund shares held ..................................            1,508        1,728,326          362,260

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................                -       45,150,825        5,103,266
  Net asset value per unit, December 31, 2005 ................   $            -   $     0.769032   $     1.259487

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -          190,688                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.000731   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -           99,202
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.394774

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................           14,462          144,121           13,046
  Net asset value per unit, December 31, 2005 ................   $     1.348248   $     1.361231   $     1.257132

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................            4,364           58,836                -
  Net asset value per unit, December 31, 2005 ................   $     1.335742   $     1.346630   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                        JANUS
                                                                     FT VIP            JANUS            ASPEN
                                                                    TEMPLETON          ASPEN         GROWTH AND
                                                                     FOREIGN           FORTY           INCOME
                                                                   SECURITIES         SERVICE          SERVICE
                                                                     CLASS 2        SHARES (b)         SHARES
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   17,127,837   $       39,813   $   21,343,136
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -               45
                                                                 --------------   --------------   --------------
    Total assets .............................................       17,127,837           39,813       21,343,181

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................              136                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $   17,127,701   $       39,813   $   21,343,181
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   16,932,147   $            -   $   21,122,433
  Allmerica Immediate Advantage ..............................           96,719                -          102,384
  Directed Advisory Solutions ................................                -            2,026                -
  Allmerica Value Generation .................................                -           37,787                -
  Allmerica Premier Choice ...................................           85,417                -          118,364
  Allmerica Premier Choice with Optional Rider ...............           13,418                -                -
                                                                 --------------   --------------   --------------
                                                                 $   17,127,701   $       39,813   $   21,343,181
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   11,456,577   $       33,431   $   20,789,827
Underlying Fund shares held ..................................        1,096,533            1,451        1,208,558

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................       13,062,963                -       24,143,343
  Net asset value per unit, December 31, 2005 ................   $     1.296195   $            -   $     0.874876

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................           74,621                -          101,581
  Net asset value per unit, December 31, 2005 ................   $     1.296142   $            -   $     1.007908

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -            1,996                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.015015   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -           37,511                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.007360   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................           66,021                -           94,815
  Net asset value per unit, December 31, 2005 ................   $     1.293787   $            -   $     1.248365

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           10,468                -                -
  Net asset value per unit, December 31, 2005 ................   $     1.281788   $            -   $            -


(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                       JANUS
                                                                      JANUS            ASPEN
                                                                      ASPEN            LARGE             MFS
                                                                  INTERNATIONAL         CAP            MID CAP
                                                                     GROWTH           GROWTH           GROWTH
                                                                     SERVICE          SERVICE          SERVICE
                                                                     SHARES         SHARES (b)          CLASS
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $       12,318   $   18,677,751   $    3,979,946
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                6                -
                                                                 --------------   --------------   --------------
    Total assets .............................................           12,318       18,677,757        3,979,946

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $       12,318   $   18,677,757   $    3,979,946
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $            -   $   18,437,509   $    3,972,089
  Allmerica Immediate Advantage ..............................                -           42,306                -
  Directed Advisory Solutions ................................           12,318                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................                -          147,159            7,857
  Allmerica Premier Choice with Optional Rider ...............                -           50,783                -
                                                                 --------------   --------------   --------------
                                                                 $       12,318   $   18,677,757   $    3,979,946
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $        7,693   $   22,488,761   $    2,933,735
Underlying Fund shares held ..................................              350          906,247          552,770

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................                -       29,575,155        3,637,864
  Net asset value per unit, December 31, 2005 ................   $            -   $     0.623412   $     1.091874

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -           54,664                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     0.773928   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................           10,697                -                -
  Net asset value per unit, December 31, 2005 ................   $     1.151483   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -          130,564            7,209
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.127104   $     1.089827

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -           45,545                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.115011   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                       MFS              MFS
                                                                       NEW             TOTAL             MFS
                                                                    DISCOVERY         RETURN          UTILITIES
                                                                     SERVICE          SERVICE          SERVICE
                                                                      CLASS            CLASS            CLASS
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $    2,061,383   $   14,282,261   $    5,591,562
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               48                -
                                                                 --------------   --------------   --------------
    Total assets .............................................        2,061,383       14,282,309        5,591,562

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $    2,061,383   $   14,282,309   $    5,591,562
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $    2,056,963   $   13,978,759   $    5,580,148
  Allmerica Immediate Advantage ..............................                -          183,109                -
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................            4,420           91,319                -
  Allmerica Premier Choice with Optional Rider ...............                -           29,122           11,414
                                                                 --------------   --------------   --------------
                                                                 $    2,061,383   $   14,282,309   $    5,591,562
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $    1,612,264   $   12,720,392   $    4,565,345
Underlying Fund shares held ..................................          133,423          696,696          237,333

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................        1,932,779       12,044,757        3,395,856
  Net asset value per unit, December 31, 2005 ................   $     1.064252   $     1.160568   $     1.643223

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -          157,778                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.160547   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................            4,161           78,831                -
  Net asset value per unit, December 31, 2005 ................   $     1.062261   $     1.158409   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -           25,375            7,024
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.147668   $     1.624955

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                    OPPENHEIMER      OPPENHEIMER
                                                                   OPPENHEIMER        CAPITAL          GLOBAL
                                                                    BALANCED       APPRECIATION      SECURITIES
                                                                     SERVICE          SERVICE          SERVICE
                                                                     SHARES           SHARES           SHARES
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $    3,864,292   $    7,885,205   $   12,286,427
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                2               27                -
                                                                 --------------   --------------   --------------
    Total assets .............................................        3,864,294        7,885,232       12,286,427

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -              115
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $    3,864,294   $    7,885,232   $   12,286,312
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $    3,856,965   $    7,812,538   $   12,134,319
  Allmerica Immediate Advantage ..............................            7,329           33,473          110,003
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................                -           39,221           41,990
  Allmerica Premier Choice with Optional Rider ...............                -                -                -
                                                                 --------------   --------------   --------------
                                                                 $    3,864,294   $    7,885,232   $   12,286,312
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $    3,425,645   $    6,252,314   $    8,285,257
Underlying Fund shares held ..................................          227,713          206,257          370,520

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................        3,166,159        7,117,130        8,503,955
  Net asset value per unit, December 31, 2005 ................   $     1.218184   $     1.097709   $     1.426903

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................            6,016           30,497           77,104
  Net asset value per unit, December 31, 2005 ................   $     1.218278   $     1.097581   $     1.426688

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -           35,797           29,483
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.095659   $     1.424224

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                   OPPENHEIMER                         PIONEER
                                                                      HIGH          OPPENHEIMER       EMERGING
                                                                     INCOME         MAIN STREET        MARKETS
                                                                     SERVICE          SERVICE            VCT
                                                                     SHARES           SHARES          CLASS II
                                                                 --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $   10,925,835   $    3,124,693   $   22,458,114
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -
                                                                 --------------   --------------   --------------
    Total assets .............................................       10,925,835        3,124,693       22,458,114

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................               64                -               76
                                                                 --------------   --------------   --------------
    Net assets ...............................................   $   10,925,771   $    3,124,693   $   22,458,038
                                                                 ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $   10,545,601   $    3,095,315   $   21,943,513
  Allmerica Immediate Advantage ..............................           37,058                -          216,659
  Directed Advisory Solutions ................................                -                -                -
  Allmerica Value Generation .................................                -                -                -
  Allmerica Premier Choice ...................................          291,615           29,378          239,029
  Allmerica Premier Choice with Optional Rider ...............           51,497                -           58,837
                                                                 --------------   --------------   --------------
                                                                 $   10,925,771   $    3,124,693   $   22,458,038
                                                                 ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $   10,056,572   $    2,502,155   $   11,219,808
Underlying Fund shares held ..................................        1,302,245          144,461          806,685

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................        8,482,081        2,754,204       13,221,548
  Net asset value per unit, December 31, 2005 ................   $     1.243280   $     1.123851   $     1.659678

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................           29,806                -           93,488
  Net asset value per unit, December 31, 2005 ................   $     1.243300   $            -   $     2.317511

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................          234,985           26,189           87,122
  Net asset value per unit, December 31, 2005 ................   $     1.240993   $     1.121780   $     2.743615

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................           41,886                -           21,678
  Net asset value per unit, December 31, 2005 ................   $     1.229460   $            -   $     2.714130

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                       SCUDDER
                                                                                      PIONEER        GOVERNMENT         SCUDDER
                                                                                    REAL ESTATE       & AGENCY        TECHNOLOGY
                                                                     PIONEER          SHARES         SECURITIES         GROWTH
                                                                    FUND VCT            VCT           SERIES II        SERIES II
                                                                    CLASS II         CLASS II          CLASS A          CLASS A
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market
  value ......................................................   $        9,189   $   16,215,289   $      101,986   $    8,755,136
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -               40                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets .............................................            9,189       16,215,329          101,986        8,755,136

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets ...............................................   $        9,189   $   16,215,329   $      101,986   $    8,755,136
                                                                 ==============   ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................   $            -   $   15,726,461   $            -   $    8,687,456
  Allmerica Immediate Advantage ..............................                -          250,727                -           50,633
  Directed Advisory Solutions ................................            9,189                -            4,622                -
  Allmerica Value Generation .................................                -                -           97,364                -
  Allmerica Premier Choice ...................................                -          154,950                -            3,059
  Allmerica Premier Choice with Optional Rider ...............                -           83,191                -           13,988
                                                                 --------------   --------------   --------------   --------------
                                                                 $        9,189   $   16,215,329   $      101,986   $    8,755,136
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $        7,767   $   11,219,224   $      101,367   $   11,503,739
Underlying Fund shares held ..................................              428          621,514            8,318          941,412

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................                -        7,305,899                -       19,054,449
  Net asset value per unit, December 31, 2005 ................   $            -   $     2.152570   $            -   $     0.455928

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -          115,636                -           68,330
  Net asset value per unit, December 31, 2005 ................   $            -   $     2.168244   $            -   $     0.741001

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................            9,108                -            3,799                -
  Net asset value per unit, December 31, 2005 ................   $     1.008881   $            -   $     1.216760   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................                -                -           80,609                -
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.207834   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -           74,811                -            2,503
  Net asset value per unit, December 31, 2005 ................   $            -   $     2.071213   $            -   $     1.221953

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -           40,601                -           11,572
  Net asset value per unit, December 31, 2005 ................   $            -   $     2.048984   $            -   $     1.208810

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2005

                                                                                                         SVS
                                                                                                       DREMAN
                                                                     SCUDDER          SCUDDER         FINANCIAL         T. ROWE
                                                                       VIT              VIT           SERVICES           PRICE
                                                                     EQUITY            SMALL          SERIES II      INTERNATIONAL
                                                                    500 INDEX        CAP INDEX         CLASS A           STOCK
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $      104,987   $       57,475   $    5,983,754   $   40,905,552
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                5                -
                                                                 --------------   --------------   --------------   --------------
    Total assets .............................................          104,987           57,475        5,983,759       40,905,552

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..........................................                -                -                -              380
                                                                 --------------   --------------   --------------   --------------
    Net assets ...............................................   $      104,987   $       57,475   $    5,983,759   $   40,905,172
                                                                 ==============   ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ...................          $     -          $     -   $    5,807,499   $   40,403,814
  Allmerica Immediate Advantage ..............................                -                -           46,108          262,922
  Directed Advisory Solutions ................................                -            9,540                -                -
  Allmerica Value Generation .................................          104,987           47,935                -                -
  Allmerica Premier Choice ...................................                -                -          130,152          221,481
  Allmerica Premier Choice with Optional Rider ...............                -                -                -           16,955
                                                                 --------------   --------------   --------------   --------------
                                                                 $      104,987   $       57,475   $    5,983,759   $   40,905,172
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .......   $       99,601   $       42,417   $    4,863,592   $   35,633,261
Underlying Fund shares held ..................................            8,008            3,991          448,894        2,671,819

Units outstanding and net asset value per unit:

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2005 .......................                -                -        4,114,312       26,724,573
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.411536   $     1.511860

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2005 .......................                -                -           37,605          300,822
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.226126   $     0.874011

Directed Advisory Solutions:
  Units outstanding, December 31, 2005 .......................                -            6,786                -                -
  Net asset value per unit, December 31, 2005 ................   $            -   $     1.405813   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2005 .......................          107,890           34,357                -                -
  Net asset value per unit, December 31, 2005 ................   $     0.973096   $     1.395235   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2005 .......................                -                -          100,377          152,254
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $     1.296628   $     1.454682

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2005 .......................                -                -                -           11,782
  Net asset value per unit, December 31, 2005 ................   $            -   $            -   $            -   $     1.439094

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

                                                                       AIT              AIT              AIT              AIT
                                                                      CORE            EQUITY         GOVERNMENT          MONEY
                                                                     EQUITY            INDEX            BOND            MARKET
                                                                     SERVICE          SERVICE          SERVICE          SERVICE
                                                                   SHARES (a)       SHARES (a)       SHARES (a)       SHARES (a)
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $    1,161,738   $    3,272,475   $    2,321,811   $    2,177,164
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................        1,904,765        3,015,893          829,189        1,022,259
  Administrative expense fees ................................          304,762          482,542          132,670          163,561
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................        2,209,527        3,498,435          961,859        1,185,820
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................           11,936           17,245            5,066           10,236
  Administrative expense fees ................................            1,909            2,759              811            1,638
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           13,845           20,004            5,877           11,874
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -              374
  Administrative expense fees ................................                -                -                -               86
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -              460
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................            1,785            8,045            5,633            4,484
  Administrative expense fees ................................              275            1,238              866              690
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            2,060            9,283            6,499            5,174
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................              623            1,386            3,286            2,799
  Administrative expense fees ................................              216              480            1,137              969
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              839            1,866            4,423            3,768
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................        2,226,271        3,529,588          978,658        1,207,096
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................       (1,064,533)        (257,113)       1,343,153          970,068
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -                -           24,439
  Net realized gain (loss) from sales of investments .........      (13,914,016)       4,876,702         (296,771)               -
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................      (13,914,016)       4,876,702         (296,771)          24,439
  Change in unrealized gain (loss) ...........................       20,639,845        1,256,128       (1,009,066)               -
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        6,725,829        6,132,830       (1,305,837)          24,439
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $    5,661,296   $    5,875,717   $       37,316   $      994,507
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                                                                          AIT
                                                                       AIT                               AIT            SELECT
                                                                     SELECT             AIT            SELECT         INVESTMENT
                                                                     CAPITAL          SELECT        INTERNATIONAL        GRADE
                                                                  APPRECIATION        GROWTH           EQUITY           INCOME
                                                                     SERVICE          SERVICE          SERVICE          SERVICE
                                                                   SHARES (a)       SHARES (a)       SHARES (a)       SHARES (a)
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $      399,821   $    1,847,194   $    5,874,890
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................        1,339,439        2,093,277        1,627,130        1,567,334
  Administrative expense fees ................................          214,310          334,924          260,341          250,773
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................        1,553,749        2,428,201        1,887,471        1,818,107
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................            4,498            7,991            6,364           12,861
  Administrative expense fees ................................              720            1,278            1,019            2,058
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            5,218            9,269            7,383           14,919
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................            7,990            3,668            5,929           13,851
  Administrative expense fees ................................            1,229              564              912            2,131
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            9,219            4,232            6,841           15,982
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................            3,203              503            1,852            5,292
  Administrative expense fees ................................            1,109              174              641            1,833
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            4,312              677            2,493            7,125
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................        1,572,498        2,442,379        1,904,188        1,856,133
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................       (1,572,498)      (2,042,558)         (56,994)       4,018,757
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........       25,404,021                -                -                -
  Net realized gain (loss) from sales of investments .........        6,848,164         (626,921)         471,356       (1,093,651)
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................       32,252,185         (626,921)         471,356       (1,093,651)
  Change in unrealized gain (loss) ...........................      (18,141,827)      10,666,692       12,253,173       (2,489,140)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................       14,110,358       10,039,771       12,724,529       (3,582,791)
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $   12,537,860   $    7,997,213   $   12,667,535   $      435,966
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                       AIT
                                                                     SELECT
                                                                      VALUE          AIM V.I.         AIM V.I.
                                                                   OPPORTUNITY      AGGRESSIVE          BASIC          AIM V.I.
                                                                     SERVICE          GROWTH            VALUE          BLUE CHIP
                                                                   SHARES (a)        SERIES I         SERIES II        SERIES I
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $        1,338   $            -   $            -   $       21,984
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................        1,710,847          244,127          688,557           48,162
  Administrative expense fees ................................          273,735           39,061          110,169            7,706
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................        1,984,582          283,188          798,726           55,868
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................           11,388            1,346            2,651              479
  Administrative expense fees ................................            1,822              216              424               76
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           13,210            1,562            3,075              555
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................           15,300            1,851            6,532              140
  Administrative expense fees ................................            2,354              285            1,005               22
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           17,654            2,136            7,537              162
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................            1,587              456            1,851              126
  Administrative expense fees ................................              549              158              641               44
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            2,136              614            2,492              170
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................        2,017,582          287,500          811,830           56,755
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................       (2,016,244)        (287,500)        (811,830)         (34,771)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........       30,386,603                -          574,348                -
  Net realized gain (loss) from sales of investments .........        9,797,228         (936,622)       5,057,946           45,277
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................       40,183,831         (936,622)       5,632,294           45,277
  Change in unrealized gain (loss) ...........................      (31,650,563)       1,848,272       (3,027,477)          53,419
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        8,533,268          911,650        2,604,817           98,696
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $    6,517,024   $      624,150   $    1,792,987   $       63,925
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                    AIM V.I.         AIM V.I.         AIM V.I.         ALLIANCE-
                                                                     CAPITAL          GLOBAL           PREMIER         BERNSTEIN
                                                                   DEVELOPMENT      HEALTH CARE        EQUITY           GROWTH
                                                                    SERIES II      SERIES I (b)       SERIES I          CLASS B
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $            -   $       98,599   $            -
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................           16,063          149,748          164,486                -
  Administrative expense fees ................................            2,570           23,959           26,318                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           18,633          173,707          190,804                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................                -            1,096            2,525                -
  Administrative expense fees ................................                -              175              404                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            1,271            2,929                -
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -               37
  Administrative expense fees ................................                -                -                -               11
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -               48
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................                -              290            2,418                -
  Administrative expense fees ................................                -               45              373                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              335            2,791                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................                -              188              882                -
  Administrative expense fees ................................                -               65              306                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              253            1,188                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................           18,633          175,566          197,712               48
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................          (18,633)        (175,566)         (99,113)             (48)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -                -                -
  Net realized gain (loss) from sales of investments .........          137,991           44,227       (1,431,179)               6
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................          137,991           44,227       (1,431,179)               6
  Change in unrealized gain (loss) ...........................          (39,159)         792,091        1,988,651              830
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................           98,832          836,318          557,472              836
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $       80,199   $      660,752   $      458,359   $          788
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                    ALLIANCE-        ALLIANCE-        ALLIANCE-
                                                                    BERNSTEIN        BERNSTEIN        BERNSTEIN        ALLIANCE-
                                                                     GROWTH          LARGE CAP       SMALL/MID-        BERNSTEIN
                                                                   AND INCOME         GROWTH          CAP VALUE          VALUE
                                                                     CLASS B        CLASS B (b)      CLASS B (b)        CLASS B
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $      838,087   $            -   $       56,527   $       70,432
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................          808,205          661,346          120,374           72,382
  Administrative expense fees ................................          129,312          105,816           19,260           11,581
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................          937,517          767,162          139,634           83,963
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................            5,818            3,276              410                -
  Administrative expense fees ................................              931              525               65                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            6,749            3,801              475                -
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................           12,399            4,870              578              369
  Administrative expense fees ................................            1,907              749               88               57
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           14,306            5,619              666              426
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................            2,373            1,861              866                -
  Administrative expense fees ................................              821              644              300                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            3,194            2,505            1,166                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................          961,766          779,087          141,941           84,389
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................         (123,679)        (779,087)         (85,414)         (13,957)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -          440,045           98,971
  Net realized gain (loss) from sales of investments .........        1,629,193       (2,137,549)         744,598          305,217
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................        1,629,193       (2,137,549)       1,184,643          404,188
  Change in unrealized gain (loss) ...........................          267,925        9,045,441         (611,379)        (161,440)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        1,897,118        6,907,892          573,264          242,748
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $    1,773,439   $    6,128,805   $      487,850   $      228,791
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                    DELAWARE
                                                                       VIP           DELAWARE
                                                                     GROWTH             VIP        EATON VANCE VT      FIDELITY
                                                                  OPPORTUNITIES    INTERNATIONAL      FLOATING-           VIP
                                                                     SERVICE           VALUE            RATE             ASSET
                                                                      CLASS           EQUITY           INCOME           MANAGER
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $      862,399   $      323,761   $    1,171,556
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................           85,240          674,172           98,445          503,489
  Administrative expense fees ................................           13,639          107,867           15,751           80,558
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           98,879          782,039          114,196          584,047
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................              476            2,077            1,721            2,617
  Administrative expense fees ................................               76              332              276              419
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              552            2,409            1,997            3,036
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................              802              803            1,972            1,416
  Administrative expense fees ................................              123              124              304              218
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              925              927            2,276            1,634
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................                -            1,811              812                -
  Administrative expense fees ................................                -              627              281                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            2,438            1,093                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................          100,356          787,813          119,562          588,717
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................         (100,356)          74,586          204,199          582,839
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -          631,241                -           15,020
  Net realized gain (loss) from sales of investments .........         (350,412)       2,956,993           17,585         (918,595)
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................         (350,412)       3,588,234           17,585         (903,575)
  Change in unrealized gain (loss) ...........................        1,029,145        2,018,274          (31,986)       1,137,070
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................          678,733        5,606,508          (14,401)         233,495
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      578,377   $    5,681,094   $      189,798   $      816,334
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                                                                       FIDELITY
                                                                    FIDELITY                                              VIP
                                                                       VIP           FIDELITY                           GROWTH
                                                                   CONTRAFUND           VIP           FIDELITY         & INCOME
                                                                     SERVICE          EQUITY-            VIP            SERVICE
                                                                     CLASS 2          INCOME           GROWTH           CLASS 2
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $       46,545   $    4,553,586   $    1,114,011   $        1,372
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................          463,041        3,212,716        2,551,101                -
  Administrative expense fees ................................           74,086          514,034          408,176                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................          537,127        3,726,750        2,959,277                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................            2,313           12,941           11,310                -
  Administrative expense fees ................................              370            2,071            1,809                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            2,683           15,012           13,119                -
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................               19                -                -              524
  Administrative expense fees ................................                5                -                -              158
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................               24                -                -              682
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................            4,377            8,102            5,607                -
  Administrative expense fees ................................              673            1,246              863                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            5,050            9,348            6,470                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................            1,544            3,454              557                -
  Administrative expense fees ................................              534            1,196              193                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            2,078            4,650              750                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................          546,962        3,755,760        2,979,616              682
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................         (500,417)         797,826       (1,865,605)             690
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........            6,649       10,006,645                -                -
  Net realized gain (loss) from sales of investments .........        1,273,625       14,684,086       (3,706,486)              64
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................        1,280,274       24,690,731       (3,706,486)              64
  Change in unrealized gain (loss) ...........................        4,606,697      (15,978,451)      12,491,837            6,253
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        5,886,971        8,712,280        8,785,351            6,317
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $    5,386,554   $    9,510,106   $    6,919,746   $        7,007
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                    FIDELITY
                                                                       VIP                            FIDELITY
                                                                     GROWTH          FIDELITY            VIP
                                                                  OPPORTUNITIES         VIP            MID CAP         FIDELITY
                                                                     SERVICE           HIGH            SERVICE            VIP
                                                                     CLASS 2          INCOME           CLASS 2         OVERSEAS
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $       34,031   $    8,599,310   $            -   $      344,603
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................           50,598          717,584          239,699          598,348
  Administrative expense fees ................................            8,096          114,813           38,351           95,735
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           58,694          832,397          278,050          694,083
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................              145            2,641            1,278            3,309
  Administrative expense fees ................................               23              422              204              530
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              168            3,063            1,482            3,839
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -               44                -
  Administrative expense fees ................................                -                -               13                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -               57                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................                -            4,579            1,690              238
  Administrative expense fees ................................                -              705              260               36
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            5,284            1,950              274
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................              503            3,430            1,451              847
  Administrative expense fees ................................              173            1,188              502              293
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              676            4,618            1,953            1,140
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................           59,538          845,362          283,492          699,336
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................          (25,507)       7,753,948         (283,492)        (354,733)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -          303,132          269,689
  Net realized gain (loss) from sales of investments .........            4,528       (7,340,040)       1,066,310         (613,897)
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................            4,528       (7,340,040)       1,369,442         (344,208)
  Change in unrealized gain (loss) ...........................          211,970           97,121        2,155,425        7,977,495
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................          216,498       (7,242,919)       3,524,867        7,633,287
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      190,991   $      511,029   $    3,241,375   $    7,278,554
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                                                       FT VIP           FT VIP
                                                                    FIDELITY          FT VIP          FRANKLIN         FRANKLIN
                                                                       VIP           FRANKLIN           LARGE            SMALL
                                                                      VALUE           GROWTH             CAP              CAP
                                                                   STRATEGIES       AND INCOME         GROWTH            VALUE
                                                                     SERVICE        SECURITIES       SECURITIES       SECURITIES
                                                                     CLASS 2          CLASS 2          CLASS 2          CLASS 2
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $      173,055   $       16,878   $          230
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................           76,408           78,818           34,582                -
  Administrative expense fees ................................           12,225           12,611            5,533                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           88,633           91,429           40,115                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................               51              334                -                -
  Administrative expense fees ................................                8               54                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................               59              388                -                -
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................              623            1,444              791              298
  Administrative expense fees ................................               96              222              122               46
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              719            1,666              913              344
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................              297                -                -               73
  Administrative expense fees ................................              103                -                -               25
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              400                -                -               98
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................           89,811           93,483           41,028              442
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................          (89,811)          79,572          (24,150)            (212)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........          224,076           58,142                -              186
  Net realized gain (loss) from sales of investments .........          489,448          154,688          115,064            2,652
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................          713,524          212,830          115,064            2,838
  Change in unrealized gain (loss) ...........................         (670,826)        (188,706)        (107,111)            (662)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................           42,698           24,124            7,953            2,176
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      (47,113)  $      103,696   $      (16,197)  $        1,964
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                     FT VIP
                                                                    FRANKLIN
                                                                     SMALL-           FT VIP           FT VIP            JANUS
                                                                     MID CAP          MUTUAL          TEMPLETON          ASPEN
                                                                     GROWTH           SHARES           FOREIGN           FORTY
                                                                   SECURITIES       SECURITIES       SECURITIES         SERVICE
                                                                   CLASS 2 (b)        CLASS 2          CLASS 2        SHARES (b)
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $       57,259   $      216,251   $            3
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ............................          438,975           82,221          228,821                -
  Administrative expense fees ................................           70,236           13,156           36,611                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................          509,211           95,377          265,432                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ............................            2,441                -            1,180                -
  Administrative expense fees ................................              390                -              189                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            2,831                -            1,369                -
                                                                 --------------   --------------   --------------   --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ............................                -              663                -                9
  Administrative expense fees ................................                -              199                -                3
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              862                -               12
                                                                 --------------   --------------   --------------   --------------

Allmerica Value Generation:
  Mortality and expense risk fees ............................                -                -                -              234
  Administrative expense fees ................................                -                -                -               54
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -              288
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ............................            3,833              228            1,588                -
  Administrative expense fees ................................              590               35              244                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            4,423              263            1,832                -
                                                                 --------------   --------------   --------------   --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ............................            1,388              102              322                -
  Administrative expense fees ................................              481               35              112                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            1,869              137              434                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................          518,334           96,639          269,067              300
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................         (518,334)         (39,380)         (52,816)            (297)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -           21,449                -                -
  Net realized gain (loss) from sales of investments .........          288,285          978,445        1,740,442               93
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................          288,285          999,894        1,740,442               93
  Change in unrealized gain (loss) ...........................        1,219,580         (325,412)        (266,107)           4,292
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        1,507,865          674,482        1,474,335            4,385
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      989,531   $      635,102   $    1,421,519   $        4,088
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                                                        JANUS
                                                                      JANUS            JANUS            ASPEN
                                                                      ASPEN            ASPEN            LARGE             MFS
                                                                   GROWTH AND      INTERNATIONAL         CAP            MID CAP
                                                                     INCOME           GROWTH           GROWTH           GROWTH
                                                                     SERVICE          SERVICE          SERVICE          SERVICE
                                                                     SHARES           SHARES         SHARES (b)          CLASS
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $       77,670   $          111   $       25,733   $            -
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................          266,566                -          263,428           56,947
  Administrative expense fees ................................           42,651                -           42,148            9,112
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................          309,217                -          305,576           66,059
                                                                 --------------   --------------   --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................            1,288                -              562                -
  Administrative expense fees ................................              206                -               90                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            1,494                -              652                -
                                                                 --------------   --------------   --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................                -               51                -                -
  Administrative expense fees ................................                -               15                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -               66                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................            1,566                -            2,174               93
  Administrative expense fees ................................              241                -              334               14
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................            1,807                -            2,508              107
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................                -                -              685              155
  Administrative expense fees ................................                -                -              237               53
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -              922              208
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................          312,518               66          309,658           66,374
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................         (234,848)              45         (283,925)         (66,374)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -                -                -
  Net realized gain (loss) from sales of investments .........         (355,876)              19       (2,003,297)         402,361
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................         (355,876)              19       (2,003,297)         402,361
  Change in unrealized gain (loss) ...........................        2,699,385            2,858        2,624,932         (371,369)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................        2,343,509            2,877          621,635           30,992
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $    2,108,661   $        2,922   $      337,710   $      (35,382)
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                       MFS              MFS
                                                                       NEW             TOTAL             MFS          OPPENHEIMER
                                                                    DISCOVERY         RETURN          UTILITIES        BALANCED
                                                                     SERVICE          SERVICE          SERVICE          SERVICE
                                                                      CLASS            CLASS            CLASS           SHARES
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $            -   $      285,635   $       22,933   $       60,592
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................           27,921          185,126           58,955           47,699
  Administrative expense fees ................................            4,468           29,620            9,433            7,632
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           32,389          214,746           68,388           55,331
                                                                 --------------   --------------   --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................                -            2,189                -               91
  Administrative expense fees ................................                -              350                -               15
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            2,539                -              106
                                                                 --------------   --------------   --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................               87            1,129              211                -
  Administrative expense fees ................................               13              174               33                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              100            1,303              244                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................                -              563              112                -
  Administrative expense fees ................................                -              195               38                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              758              150                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................           32,489          219,346           68,782           55,437
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................          (32,489)          66,289          (45,849)           5,155
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -          614,248                -          136,567
  Net realized gain (loss) from sales of investments .........          157,731          394,406          289,956          139,075
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................          157,731        1,008,654          289,956          275,642
  Change in unrealized gain (loss) ...........................          (73,130)        (912,389)         438,638         (201,397)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................           84,601           96,265          728,594           74,245
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $       52,112   $      162,554   $      682,745   $       79,400
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                   OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                                     CAPITAL          GLOBAL            HIGH
                                                                  APPRECIATION      SECURITIES         INCOME
                                                                     SERVICE          SERVICE          SERVICE
                                                                     SHARES           SHARES           SHARES
                                                                 --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $       67,945   $      103,727   $      816,562
                                                                 --------------   --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................          105,755          143,782          147,536
  Administrative expense fees ................................           16,920           23,006           23,605
                                                                 --------------   --------------   --------------
    Total expenses ...........................................          122,675          166,788          171,141
                                                                 --------------   --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................              421            1,195              470
  Administrative expense fees ................................               68              191               75
                                                                 --------------   --------------   --------------
    Total expenses ...........................................              489            1,386              545
                                                                 --------------   --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................                -                -                -
  Administrative expense fees ................................                -                -                -
                                                                 --------------   --------------   --------------
    Total expenses ...........................................                -                -                -
                                                                 --------------   --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................                -                -                -
  Administrative expense fees ................................                -                -                -
                                                                 --------------   --------------   --------------
    Total expenses ...........................................                -                -                -
                                                                 --------------   --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................              562              622            6,440
  Administrative expense fees ................................               87               95              991
                                                                 --------------   --------------   --------------
    Total expenses ...........................................              649              717            7,431
                                                                 --------------   --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................              155              397              841
  Administrative expense fees ................................               54              138              292
                                                                 --------------   --------------   --------------
    Total expenses ...........................................              209              535            1,133
                                                                 --------------   --------------   --------------

           Total expenses ....................................          124,022          169,426          180,250
                                                                 --------------   --------------   --------------
    Net investment income (loss) .............................          (56,077)         (65,699)         636,312
                                                                 --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -                -
  Net realized gain (loss) from sales of investments .........          563,433          770,236          264,506
                                                                 --------------   --------------   --------------
    Net realized gain (loss) .................................          563,433          770,236          264,506
  Change in unrealized gain (loss) ...........................         (297,624)         669,978         (861,573)
                                                                 --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................          265,809        1,440,214         (597,067)
                                                                 --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      209,732   $    1,374,515   $       39,245
                                                                 ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                                      PIONEER                           PIONEER
                                                                   OPPENHEIMER       EMERGING                         REAL ESTATE
                                                                   MAIN STREET        MARKETS          PIONEER          SHARES
                                                                     SERVICE            VCT           FUND VCT            VCT
                                                                     SHARES          CLASS II         CLASS II         CLASS II
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $       40,428   $       91,004   $           97   $      518,895
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................           41,208          238,815                -          209,377
  Administrative expense fees ................................            6,593           38,211                -           33,500
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................           47,801          277,026                -          242,877
                                                                 --------------   --------------   --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................                -            2,559                -            3,012
  Administrative expense fees ................................                -              410                -              482
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            2,969                -            3,494
                                                                 --------------   --------------   --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................                -                -               44                -
  Administrative expense fees ................................                -                -               13                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -               57                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................                -                -                -                -
  Administrative expense fees ................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -                -                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................              448            7,441                -            6,613
  Administrative expense fees ................................               69            1,144                -            1,018
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              517            8,585                -            7,631
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................                -            1,083                -              932
  Administrative expense fees ................................                -              375                -              322
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -            1,458                -            1,254
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................           48,318          290,038               57          255,256
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................           (7,890)        (199,034)              40          263,639
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -                -                -          644,908
  Net realized gain (loss) from sales of investments .........          136,935        2,608,822               17        2,129,432
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................          136,935        2,608,822               17        2,774,340
  Change in unrealized gain (loss) ...........................           (1,372)       3,831,098              400         (808,408)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................          135,563        6,439,920              417        1,965,932
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $      127,673   $    6,240,886   $          457   $    2,229,571
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                     SCUDDER
                                                                   GOVERNMENT         SCUDDER
                                                                    & AGENCY        TECHNOLOGY         SCUDDER          SCUDDER
                                                                   SECURITIES         GROWTH             VIT              VIT
                                                                    SERIES II        SERIES II         EQUITY            SMALL
                                                                     CLASS A          CLASS A         500 INDEX        CAP INDEX
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $        4,298   $       50,404   $        1,545   $          348
                                                                 --------------   --------------   --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................                -          125,171                -                -
  Administrative expense fees ................................                -           20,027                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -          145,198                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................                -              624                -                -
  Administrative expense fees ................................                -              100                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              724                -                -
                                                                 --------------   --------------   --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................               22                -               10               56
  Administrative expense fees ................................                6                -                3               17
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................               28                -               13               73
                                                                 --------------   --------------   --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................              641                -              674              304
  Administrative expense fees ................................              148                -              155               70
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................              789                -              829              374
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................                -               39                -                -
  Administrative expense fees ................................                -                6                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -               45                -                -
                                                                 --------------   --------------   --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................                -              172                -                -
  Administrative expense fees ................................                -               60                -                -
                                                                 --------------   --------------   --------------   --------------
    Total expenses ...........................................                -              232                -                -
                                                                 --------------   --------------   --------------   --------------

           Total expenses ....................................              817          146,199              842              447
                                                                 --------------   --------------   --------------   --------------
    Net investment income (loss) .............................            3,481          (95,795)             703              (99)
                                                                 --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........              834                -                -            1,491
  Net realized gain (loss) from sales of investments .........             (167)      (4,011,470)           3,125            7,047
                                                                 --------------   --------------   --------------   --------------
    Net realized gain (loss) .................................              667       (4,011,470)           3,125            8,538
  Change in unrealized gain (loss) ...........................           (2,410)       4,105,175             (723)          (7,870)
                                                                 --------------   --------------   --------------   --------------
    Net realized and unrealized gain (loss) ..................           (1,743)          93,705            2,402              668
                                                                 --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ....   $        1,738   $       (2,090)  $        3,105   $          569
                                                                 ==============   ==============   ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2005

                                                                       SVS
                                                                     DREMAN
                                                                    FINANCIAL         T. ROWE
                                                                    SERVICES           PRICE
                                                                    SERIES II      INTERNATIONAL
                                                                     CLASS A           STOCK
                                                                 --------------   --------------
INVESTMENT INCOME:
  Dividends ..................................................   $      145,634   $      611,889
                                                                 --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ............................           86,115          532,875
  Administrative expense fees ................................           13,778           85,260
                                                                 --------------   --------------
    Total expenses ...........................................           99,893          618,135
                                                                 --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ............................              584            3,238
  Administrative expense fees ................................               94              518
                                                                 --------------   --------------
    Total expenses ...........................................              678            3,756
                                                                 --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ............................                -                -
  Administrative expense fees ................................                -                -
                                                                 --------------   --------------
    Total expenses ...........................................                -                -
                                                                 --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ............................                -                -
  Administrative expense fees ................................                -                -
                                                                 --------------   --------------
    Total expenses ...........................................                -                -
                                                                 --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ............................            2,599            2,934
  Administrative expense fees ................................              400              451
                                                                 --------------   --------------
    Total expenses ...........................................            2,999            3,385
                                                                 --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ............................                -              335
  Administrative expense fees ................................                -              116
                                                                 --------------   --------------
    Total expenses ...........................................                -              451
                                                                 --------------   --------------

           Total expenses ....................................          103,570          625,727
                                                                 --------------   --------------
    Net investment income (loss) .............................           42,064          (13,838)
                                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .........                -          133,019
  Net realized gain (loss) from sales of investments .........          442,052          531,950
                                                                 --------------   --------------
    Net realized gain (loss) .................................          442,052          664,969
  Change in unrealized gain (loss) ...........................         (709,692)       4,777,844
                                                                 --------------   --------------
    Net realized and unrealized gain (loss) ..................         (267,640)       5,442,813
                                                                 --------------   --------------
    Net increase (decrease) in net assets from operations ....   $     (225,576)  $    5,428,975
                                                                 ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AIT                                 AIT
                                                                          CORE                               EQUITY
                                                                         EQUITY                               INDEX
                                                                   SERVICE SHARES (a)                  SERVICE SHARES (a)
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $   (1,064,533)   $     (843,363)   $     (257,113)   $      205,036
    Net realized gain (loss) ............................      (13,914,016)      (24,271,862)        4,876,702           239,539
    Change in unrealized gain (loss) ....................       20,639,845        39,930,431         1,256,128        22,775,908
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations        5,661,296        14,815,206         5,875,717        23,220,483
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          689,561         1,219,433         1,091,346         1,992,225
    Withdrawals .........................................      (35,872,509)      (48,187,590)      (55,706,436)      (67,663,908)
    Contract benefits ...................................       (1,501,141)       (1,853,165)       (2,381,326)       (2,722,448)
    Contract charges ....................................          (92,553)         (110,633)         (140,006)         (168,107)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (5,033,562)       (7,223,325)       (5,533,651)       (8,104,216)
    Other transfers from (to) the General Account .......       (1,265,402)         (689,683)       (2,419,381)         (543,236)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (43,075,606)      (56,844,963)      (65,089,454)      (77,209,690)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............      (37,414,310)      (42,029,757)      (59,213,737)      (53,989,207)

NET ASSETS:
  Beginning of year .....................................      175,915,764       217,945,521       276,832,587       330,821,794
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $  138,501,454    $  175,915,764    $  217,618,850    $  276,832,587
                                                            ==============    ==============    ==============    ==============

                                                                           AIT
                                                                       GOVERNMENT
                                                                          BOND
                                                                   SERVICE SHARES (a)
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $    1,343,153    $    2,043,552
    Net realized gain (loss) ............................         (296,771)          450,644
    Change in unrealized gain (loss) ....................       (1,009,066)       (1,917,244)
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           37,316           576,952
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          294,523           486,682
    Withdrawals .........................................      (17,590,244)      (30,836,439)
    Contract benefits ...................................         (906,792)       (1,400,248)
    Contract charges ....................................          (27,383)          (34,265)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        1,262,307        (3,966,637)
    Other transfers from (to) the General Account .......       (1,524,076)       (5,955,680)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (18,491,665)      (41,706,587)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (18,454,349)      (41,129,635)

NET ASSETS:
  Beginning of year .....................................       77,188,114       118,317,749
                                                            --------------    --------------
  End of year ...........................................   $   58,733,765    $   77,188,114
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                              AIT
                                                                           AIT                               SELECT
                                                                          MONEY                              CAPITAL
                                                                         MARKET                           APPRECIATION
                                                                   SERVICE SHARES (a)                  SERVICE SHARES (a)
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      970,068    $     (650,186)   $   (1,572,498)   $   (1,730,229)
    Net realized gain (loss) ............................           24,439                 -        32,252,185        17,753,821
    Change in unrealized gain (loss) ....................                -                 -       (18,141,827)        2,237,301
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          994,507          (650,186)       12,537,860        18,260,893
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          473,231         1,268,298           502,898           837,256
    Withdrawals .........................................      (33,441,807)      (52,704,774)      (26,079,614)      (30,961,269)
    Contract benefits ...................................       (1,007,148)       (1,417,166)         (926,647)         (483,596)
    Contract charges ....................................          (43,241)          (54,665)          (56,322)          (62,423)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       15,532,888         8,004,924        (1,517,173)       11,695,391
    Other transfers from (to) the General Account .......          171,624        (9,110,861)       (1,191,632)         (398,337)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (18,314,453)      (54,014,244)      (29,268,490)      (19,372,978)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............      (17,319,946)      (54,664,430)      (16,730,630)       (1,112,085)

NET ASSETS:
  Beginning of year .....................................       87,702,794       142,367,224       120,090,168       121,202,253
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   70,382,848    $   87,702,794    $  103,359,538    $  120,090,168
                                                            ==============    ==============    ==============    ==============

                                                                           AIT
                                                                         SELECT
                                                                         GROWTH
                                                                   SERVICE SHARES (a)
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $   (2,042,558)   $   (3,120,005)
    Net realized gain (loss) ............................         (626,921)       (5,546,540)
    Change in unrealized gain (loss) ....................       10,666,692        19,308,853
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations        7,997,213        10,642,308
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................        1,124,949         2,160,015
    Withdrawals .........................................      (38,664,211)      (51,342,254)
    Contract benefits ...................................       (1,245,075)       (1,377,143)
    Contract charges ....................................         (129,646)         (156,965)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................      (10,221,754)      (11,819,522)
    Other transfers from (to) the General Account .......       (1,922,719)       (2,184,068)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (51,058,456)      (64,719,937)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (43,061,243)      (54,077,629)

NET ASSETS:
  Beginning of year .....................................      195,226,394       249,304,023
                                                            --------------    --------------
  End of year ...........................................   $  152,165,151    $  195,226,394
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                           AIT                                 AIT
                                                                         SELECT                              SELECT
                                                                      INTERNATIONAL                     INVESTMENT GRADE
                                                                         EQUITY                              INCOME
                                                                   SERVICE SHARES (a)                  SERVICE SHARES (a)
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (56,994)   $     (354,629)   $    4,018,757    $    6,221,831
    Net realized gain (loss) ............................          471,356        (7,050,167)       (1,093,651)        1,967,239
    Change in unrealized gain (loss) ....................       12,253,173        25,110,366        (2,489,140)       (4,357,023)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations       12,667,535        17,705,570           435,966         3,832,047
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          459,517           840,616           445,287           756,342
    Withdrawals .........................................      (33,154,535)      (50,161,464)      (33,669,662)      (46,829,914)
    Contract benefits ...................................         (789,122)         (600,447)       (1,464,910)       (1,633,732)
    Contract charges ....................................          (67,428)          (77,183)          (51,395)          (63,046)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (3,648,673)        1,506,827         1,333,555        (1,980,971)
    Other transfers from (to) the General Account .......       (1,707,974)       (1,622,896)       (1,920,486)       (4,735,739)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (38,908,215)      (50,114,547)      (35,327,611)      (54,487,060)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............      (26,240,680)      (32,408,977)      (34,891,645)      (50,655,013)

NET ASSETS:
  Beginning of year .....................................      148,240,045       180,649,022       145,909,327       196,564,340
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $  121,999,365    $  148,240,045    $  111,017,682    $  145,909,327
                                                            ==============    ==============    ==============    ==============

                                                                           AIT
                                                                         SELECT
                                                                          VALUE
                                                                       OPPORTUNITY
                                                                   SERVICE SHARES (a)
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $   (2,016,244)   $   (2,352,276)
    Net realized gain (loss) ............................       40,183,831        27,268,918
    Change in unrealized gain (loss) ....................      (31,650,563)        1,396,828
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations        6,517,024        26,313,470
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          521,387         1,082,533
    Withdrawals .........................................      (34,185,886)      (42,259,820)
    Contract benefits ...................................         (934,626)         (920,510)
    Contract charges ....................................          (66,698)          (78,790)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (4,227,297)      (17,567,787)
    Other transfers from (to) the General Account .......       (1,692,938)       (1,256,719)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (40,586,058)      (61,001,093)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (34,069,034)      (34,687,623)

NET ASSETS:
  Beginning of year .....................................      159,252,098       193,939,721
                                                            --------------    --------------
  End of year ...........................................   $  125,183,064    $  159,252,098
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        AIM V.I.                            AIM V.I.
                                                                       AGGRESSIVE                             BASIC
                                                                     GROWTH SERIES I                     VALUE SERIES II
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (287,500)   $     (367,587)   $     (811,830)   $   (1,087,201)
    Net realized gain (loss) ............................         (936,622)       (1,900,285)        5,632,294         6,209,847
    Change in unrealized gain (loss) ....................        1,848,272         4,587,579        (3,027,477)          741,510
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          624,150         2,319,707         1,792,987         5,864,156
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           81,753           170,117           131,053           214,691
    Withdrawals .........................................       (5,183,589)       (5,706,800)      (16,697,382)      (28,949,484)
    Contract benefits ...................................          (93,805)         (217,450)         (151,807)         (545,835)
    Contract charges ....................................           (9,220)          (11,946)          (18,002)          (20,093)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (1,234,775)       (1,899,508)        1,030,543         4,025,054
    Other transfers from (to) the General Account .......         (160,588)           (6,458)       (1,035,338)         (348,358)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (6,600,224)       (7,672,045)      (16,740,933)      (25,624,025)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (5,976,074)       (5,352,338)      (14,947,946)      (19,759,869)

NET ASSETS:
  Beginning of year .....................................       23,590,120        28,942,458        65,195,590        84,955,459
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   17,614,046    $   23,590,120    $   50,247,644    $   65,195,590
                                                            ==============    ==============    ==============    ==============

                                                                        AIM V.I.
                                                                        BLUE CHIP
                                                                        SERIES I
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (34,771)   $      (58,360)
    Net realized gain (loss) ............................           45,277            25,078
    Change in unrealized gain (loss) ....................           53,419           148,363
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           63,925           115,081
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           19,579            40,365
    Withdrawals .........................................         (571,631)         (609,177)
    Contract benefits ...................................          (57,831)          (20,312)
    Contract charges ....................................           (1,541)           (1,623)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................           49,693           205,889
    Other transfers from (to) the General Account .......           41,428           111,335
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................         (520,303)         (273,523)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............         (456,378)         (158,442)

NET ASSETS:
  Beginning of year .....................................        4,231,279         4,389,721
                                                            --------------    --------------
  End of year ...........................................   $    3,774,901    $    4,231,279
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        AIM V.I.                            AIM V.I.
                                                                         CAPITAL                             GLOBAL
                                                                       DEVELOPMENT                         HEALTH CARE
                                                                        SERIES II                         SERIES I (b)
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (18,633)   $      (22,663)   $     (175,566)   $     (224,009)
    Net realized gain (loss) ............................          137,991           155,036            44,227          (182,836)
    Change in unrealized gain (loss) ....................          (39,159)           61,294           792,091         1,276,560
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations           80,199           193,667           660,752           869,715
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................            1,172             5,902            76,467           136,118
    Withdrawals .........................................         (402,604)         (469,474)       (2,925,294)       (3,017,375)
    Contract benefits ...................................              (55)           (4,299)          (91,618)          (49,020)
    Contract charges ....................................             (350)             (377)           (5,798)           (7,151)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          (33,533)          (82,508)       (1,337,278)         (757,163)
    Other transfers from (to) the General Account .......          (33,297)           (5,721)          181,831          (120,034)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................         (468,667)         (556,477)       (4,101,690)       (3,814,625)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............         (388,468)         (362,810)       (3,440,938)       (2,944,910)

NET ASSETS:
  Beginning of year .....................................        1,509,874         1,872,684        14,233,390        17,178,300
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $    1,121,406    $    1,509,874    $   10,792,452    $   14,233,390
                                                            ==============    ==============    ==============    ==============

                                                                        AIM V.I.
                                                                         PREMIER
                                                                         EQUITY
                                                                        SERIES I
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (99,113)   $     (186,076)
    Net realized gain (loss) ............................       (1,431,179)       (2,210,975)
    Change in unrealized gain (loss) ....................        1,988,651         3,008,502
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations          458,359           611,451
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           49,978            97,667
    Withdrawals .........................................       (3,652,416)       (3,931,550)
    Contract benefits ...................................         (119,637)         (243,635)
    Contract charges ....................................           (6,881)           (8,416)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (1,007,689)       (1,422,971)
    Other transfers from (to) the General Account .......         (151,544)         (299,532)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (4,888,189)       (5,808,437)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (4,429,830)       (5,196,986)

NET ASSETS:
  Beginning of year .....................................       16,012,602        21,209,588
                                                            --------------    --------------
  End of year ...........................................   $   11,582,772    $   16,012,602
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        ALLIANCE-                           ALLIANCE-
                                                                        BERNSTEIN                           BERNSTEIN
                                                                         GROWTH                              GROWTH
                                                                         CLASS B                       AND INCOME CLASS B
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $          (48)   $          (43)   $     (123,679)   $     (588,665)
    Net realized gain (loss) ............................                6                 1         1,629,193             8,300
    Change in unrealized gain (loss) ....................              830               916           267,925         7,718,966
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations              788               874         1,773,439         7,138,601
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -           207,204           398,204
    Withdrawals .........................................                -                 -       (16,580,663)      (17,667,556)
    Contract benefits ...................................                -                 -          (489,091)         (546,176)
    Contract charges ....................................               (7)               (7)          (25,488)          (30,876)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                1               180        (3,042,009)       (3,327,187)
    Other transfers from (to) the General Account .......                -                 -          (360,700)         (870,770)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................               (6)              173       (20,290,747)      (22,044,361)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............              782             1,047       (18,517,308)      (14,905,760)

NET ASSETS:
  Beginning of year .....................................            7,238             6,191        76,433,593        91,339,353
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $        8,020    $        7,238    $   57,916,285    $   76,433,593
                                                            ==============    ==============    ==============    ==============

                                                                        ALLIANCE-
                                                                        BERNSTEIN
                                                                        LARGE CAP
                                                                         GROWTH
                                                                       CLASS B (b)
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (779,087)   $   (1,001,869)
    Net realized gain (loss) ............................       (2,137,549)       (5,545,667)
    Change in unrealized gain (loss) ....................        9,045,441        10,255,423
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations        6,128,805         3,707,887
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          151,525           294,218
    Withdrawals .........................................      (14,914,202)      (24,255,298)
    Contract benefits ...................................         (184,221)         (359,487)
    Contract charges ....................................          (21,669)          (24,119)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          (39,074)        2,494,617
    Other transfers from (to) the General Account .......         (658,923)         (338,995)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (15,666,564)      (22,189,064)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (9,537,759)      (18,481,177)

NET ASSETS:
  Beginning of year .....................................       60,720,968        79,202,145
                                                            --------------    --------------
  End of year ...........................................   $   51,183,209    $   60,720,968
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        ALLIANCE-
                                                                        BERNSTEIN                           ALLIANCE-
                                                                       SMALL/MID-                           BERNSTEIN
                                                                        CAP VALUE                             VALUE
                                                                       CLASS B (b)                           CLASS B
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (85,414)   $     (117,589)   $      (13,957)   $      (30,243)
    Net realized gain (loss) ............................        1,184,643           766,516           404,188           276,215
    Change in unrealized gain (loss) ....................         (611,379)          767,659          (161,440)          344,604
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          487,850         1,416,586           228,791           590,576
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           47,170            54,015            14,165            18,242
    Withdrawals .........................................       (2,307,834)       (2,171,260)       (1,078,699)       (1,377,165)
    Contract benefits ...................................          (33,677)          (32,846)          (18,927)          (12,615)
    Contract charges ....................................           (2,308)           (1,963)           (1,269)           (1,506)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        1,225,904         2,086,690           945,181           749,798
    Other transfers from (to) the General Account .......         (110,339)          113,885          (100,830)           93,468
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (1,181,084)           48,521          (240,379)         (529,778)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............         (693,234)        1,465,107           (11,588)           60,798

NET ASSETS:
  Beginning of year .....................................        9,830,659         8,365,552         5,551,245         5,490,447
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $    9,137,425    $    9,830,659    $    5,539,657    $    5,551,245
                                                            ==============    ==============    ==============    ==============

                                                                        DELAWARE
                                                                       VIP GROWTH
                                                                      OPPORTUNITIES
                                                                         SERVICE
                                                                          CLASS
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (100,356)   $     (122,263)
    Net realized gain (loss) ............................         (350,412)         (999,082)
    Change in unrealized gain (loss) ....................        1,029,145         1,895,098
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations          578,377           773,753
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           24,386            59,616
    Withdrawals .........................................       (1,490,803)       (1,890,066)
    Contract benefits ...................................          (50,330)          (56,675)
    Contract charges ....................................           (3,091)           (3,739)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................         (589,389)         (634,194)
    Other transfers from (to) the General Account .......          (70,943)         (270,301)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (2,180,170)       (2,795,359)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (1,601,793)       (2,021,606)

NET ASSETS:
  Beginning of year .....................................        7,937,350         9,958,956
                                                            --------------    --------------
  End of year ...........................................   $    6,335,557    $    7,937,350
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        DELAWARE
                                                                           VIP
                                                                      INTERNATIONAL                      EATON VANCE VT
                                                                          VALUE                             FLOATING-
                                                                         EQUITY                            RATE INCOME
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $       74,586    $      739,271    $      204,199    $       85,835
    Net realized gain (loss) ............................        3,588,234         2,063,377            17,585            18,364
    Change in unrealized gain (loss) ....................        2,018,274         7,028,611           (31,986)            5,598
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations        5,681,094         9,831,259           189,798           109,797
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          185,868           268,936            13,585            33,754
    Withdrawals .........................................      (12,662,345)      (13,645,494)       (2,291,798)       (2,155,701)
    Contract benefits ...................................         (359,572)         (238,428)         (170,276)          (54,586)
    Contract charges ....................................          (24,408)          (26,681)           (2,163)           (1,937)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        4,808,225          (617,345)        1,146,915         3,587,384
    Other transfers from (to) the General Account .......         (229,031)          391,819           (51,031)         (153,216)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (8,281,263)      (13,867,193)       (1,354,768)        1,255,698
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (2,600,169)       (4,035,934)       (1,164,970)        1,365,495

NET ASSETS:
  Beginning of year .....................................       56,113,045        60,148,979         8,711,980         7,346,485

                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   53,512,876    $   56,113,045    $    7,547,010    $    8,711,980
                                                            ==============    ==============    ==============    ==============

                                                                        FIDELITY
                                                                        VIP ASSET
                                                                         MANAGER
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      582,839    $      720,642
    Net realized gain (loss) ............................         (903,575)       (1,229,412)
    Change in unrealized gain (loss) ....................        1,137,070         2,315,118
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations          816,334         1,806,348
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          170,956           297,733
    Withdrawals .........................................       (9,295,833)      (11,189,142)
    Contract benefits ...................................         (388,676)         (523,844)
    Contract charges ....................................          (21,714)          (25,975)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (1,105,995)        1,163,498
    Other transfers from (to) the General Account .......         (580,622)         (249,219)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (11,221,884)      (10,526,949)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (10,405,550)       (8,720,601)

NET ASSETS:
  Beginning of year .....................................       46,077,627        54,798,228
                                                            --------------    --------------
  End of year ...........................................   $   35,672,077    $   46,077,627
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        FIDELITY
                                                                           VIP                              FIDELITY
                                                                   CONTRAFUND SERVICE                          VIP
                                                                         CLASS 2                          EQUITY-INCOME
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (500,417)   $     (370,102)   $      797,826    $      776,835
    Net realized gain (loss) ............................        1,280,274           704,588        24,690,731        17,356,694
    Change in unrealized gain (loss) ....................        4,606,697         3,666,021       (15,978,451)        9,999,591
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations        5,386,554         4,000,507         9,510,106        28,133,120
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          155,365           222,493         1,178,779         1,944,815
    Withdrawals .........................................       (7,198,898)       (6,750,537)      (64,483,555)      (85,997,038)
    Contract benefits ...................................         (125,914)         (234,786)       (2,563,842)       (2,564,959)
    Contract charges ....................................          (10,282)           (8,898)         (142,666)         (167,254)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        8,685,217         8,777,704        (3,539,478)       (3,287,412)
    Other transfers from (to) the General Account .......          245,537           736,132        (1,936,650)          525,402
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................        1,751,025         2,742,108       (71,487,412)      (89,546,446)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............        7,137,579         6,742,615       (61,977,306)      (61,413,326)

NET ASSETS:
  Beginning of year .....................................       34,641,241        27,898,626       295,072,158       356,485,484
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   41,778,820    $   34,641,241    $  233,094,852    $  295,072,158
                                                            ==============    ==============    ==============    ==============

                                                                        FIDELITY
                                                                           VIP
                                                                         GROWTH
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $   (1,865,605)   $   (3,092,032)
    Net realized gain (loss) ............................       (3,706,486)       (6,641,980)
    Change in unrealized gain (loss) ....................       12,491,837        13,300,315
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations        6,919,746         3,566,303
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................        1,255,639         2,285,475
    Withdrawals .........................................      (51,130,619)      (66,307,311)
    Contract benefits ...................................       (1,297,547)       (1,867,384)
    Contract charges ....................................         (137,983)         (169,674)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (8,274,919)         (365,856)
    Other transfers from (to) the General Account .......       (1,827,453)         (227,170)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (61,412,882)      (66,651,920)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (54,493,136)      (63,085,617)

NET ASSETS:
  Beginning of year .....................................      238,375,395       301,461,012
                                                            --------------    --------------
  End of year ...........................................   $  183,882,259    $  238,375,395
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                            FIDELITY
                                                                        FIDELITY                               VIP
                                                                           VIP                               GROWTH
                                                                     GROWTH & INCOME                      OPPORTUNITIES
                                                                     SERVICE CLASS 2                     SERVICE CLASS 2
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $          690    $          228    $      (25,507)   $      (61,495)
    Net realized gain (loss) ............................               64             2,826             4,528          (112,620)
    Change in unrealized gain (loss) ....................            6,253             1,268           211,970           443,044
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations            7,007             4,322           190,991           268,929
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -            36,971            48,097
    Withdrawals .........................................                -           (58,253)         (985,335)         (864,182)
    Contract benefits ...................................                -                 -           (90,007)          (22,624)
    Contract charges ....................................              (16)              (25)           (2,260)           (2,706)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                -               155          (849,559)         (109,460)
    Other transfers from (to) the General Account .......                -                 -           (91,593)          (95,627)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................              (16)          (58,123)       (1,981,783)       (1,046,502)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............            6,991           (53,801)       (1,790,792)         (777,573)

NET ASSETS:
  Beginning of year .....................................          104,569           158,370         5,315,439         6,093,012
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $      111,560    $      104,569    $    3,524,647    $    5,315,439
                                                            ==============    ==============    ==============    ==============

                                                                        FIDELITY
                                                                           VIP
                                                                       HIGH INCOME
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $    7,753,948    $    5,559,641
    Net realized gain (loss) ............................       (7,340,040)       (9,998,079)
    Change in unrealized gain (loss) ....................           97,121         9,757,577
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations          511,029         5,319,139
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          275,891           442,447
    Withdrawals .........................................      (14,378,322)      (18,885,392)
    Contract benefits ...................................         (645,460)         (588,258)
    Contract charges ....................................          (31,216)          (37,387)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (1,381,522)         (615,478)
    Other transfers from (to) the General Account .......         (683,715)       (1,654,617)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................      (16,844,344)      (21,338,685)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............      (16,333,315)      (16,019,546)

NET ASSETS:
  Beginning of year .....................................       67,268,407        83,287,953
                                                            --------------    --------------
  End of year ...........................................   $   50,935,092    $   67,268,407
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        FIDELITY
                                                                           VIP
                                                                         MID CAP                            FIDELITY
                                                                         SERVICE                               VIP
                                                                         CLASS 2                            OVERSEAS
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (283,492)   $     (201,175)   $     (354,733)   $     (115,422)
    Net realized gain (loss) ............................        1,369,442           650,817          (344,208)       (2,681,849)
    Change in unrealized gain (loss) ....................        2,155,425         2,588,348         7,977,495         8,875,227
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations        3,241,375         3,037,990         7,278,554         6,077,956
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           67,826            85,289           305,561           508,782
    Withdrawals .........................................       (4,324,500)       (3,463,178)      (10,772,912)      (13,612,811)
    Contract benefits ...................................          (37,752)          (42,889)         (368,038)         (286,727)
    Contract charges ....................................           (5,103)           (3,983)          (33,518)          (38,265)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        9,010,048         5,054,672        (2,356,657)         (882,231)
    Other transfers from (to) the General Account .......          (15,044)          562,490          (556,155)         (218,627)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................        4,695,475         2,192,401       (13,781,719)      (14,529,879)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............        7,936,850         5,230,391        (6,503,165)       (8,451,923)

NET ASSETS:
  Beginning of year .....................................       17,151,902        11,921,511        54,105,974        62,557,897
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   25,088,752    $   17,151,902    $   47,602,809    $   54,105,974
                                                            ==============    ==============    ==============    ==============

                                                                        FIDELITY
                                                                           VIP
                                                                          VALUE
                                                                       STRATEGIES
                                                                     SERVICE CLASS 2
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (89,811)   $     (114,609)
    Net realized gain (loss) ............................          713,524           546,147
    Change in unrealized gain (loss) ....................         (670,826)          284,327
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations          (47,113)          715,865
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           23,558            47,404
    Withdrawals .........................................       (1,866,906)       (1,526,276)
    Contract benefits ...................................          (11,113)          (50,026)
    Contract charges ....................................           (2,237)           (2,472)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          (82,615)          378,510
    Other transfers from (to) the General Account .......         (168,335)          (54,838)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (2,107,648)       (1,207,698)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (2,154,761)         (491,833)

NET ASSETS:
  Beginning of year .....................................        7,563,205         8,055,038
                                                            --------------    --------------
  End of year ...........................................   $    5,408,444    $    7,563,205
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                             FT VIP
                                                                         FT VIP                             FRANKLIN
                                                                        FRANKLIN                              LARGE
                                                                         GROWTH                            CAP GROWTH
                                                                       AND INCOME                          SECURITIES
                                                                   SECURITIES CLASS 2                        CLASS 2
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $       79,572    $       64,299    $      (24,150)   $      (24,959)
    Net realized gain (loss) ............................          212,830            72,585           115,064            77,068
    Change in unrealized gain (loss) ....................         (188,706)          459,795          (107,111)          109,787
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          103,696           596,679           (16,197)          161,896
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           20,075            55,216            12,792            16,087
    Withdrawals .........................................       (1,167,736)       (1,279,086)         (684,121)         (520,787)
    Contract benefits ...................................          (66,735)           (5,383)             (837)           (9,640)
    Contract charges ....................................           (2,343)           (2,389)             (621)             (515)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................         (565,076)        1,200,523           278,479           837,019
    Other transfers from (to) the General Account .......          (10,510)          107,490           (14,267)          221,778
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (1,792,325)           76,371          (408,575)          543,942
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (1,688,629)          673,050          (424,772)          705,838

NET ASSETS:
  Beginning of year .....................................        7,398,463         6,725,413         2,919,470         2,213,632
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $    5,709,834    $    7,398,463    $    2,494,698    $    2,919,470
                                                            ==============    ==============    ==============    ==============

                                                                         FT VIP
                                                                        FRANKLIN
                                                                          SMALL
                                                                           CAP
                                                                    VALUE SECURITIES
                                                                         CLASS 2
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $         (212)   $         (901)
    Net realized gain (loss) ............................            2,838            29,468
    Change in unrealized gain (loss) ....................             (662)          (15,120)
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations            1,964            13,447
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -             1,067
    Withdrawals .........................................           (8,535)         (109,039)
    Contract benefits ...................................                -               (13)
    Contract charges ....................................               (6)               (6)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                -            (2,972)
    Other transfers from (to) the General Account .......                -             3,452
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................           (8,541)         (107,511)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............           (6,577)          (94,064)

NET ASSETS:
  Beginning of year .....................................           31,904           125,968
                                                            --------------    --------------
  End of year ...........................................   $       25,327    $       31,904
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                         FT VIP
                                                                        FRANKLIN                             FT VIP
                                                                      SMALL-MID CAP                       MUTUAL SHARES
                                                                    GROWTH SECURITIES                      SECURITIES
                                                                       CLASS 2 (b)                           CLASS 2
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (518,334)   $     (672,962)   $      (39,380)   $      (43,931)
    Net realized gain (loss) ............................          288,285          (793,257)          999,894           263,809
    Change in unrealized gain (loss) ....................        1,219,580         5,421,259          (325,412)          442,654
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          989,531         3,955,040           635,102           662,532
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          149,507           259,424            29,523            42,631
    Withdrawals .........................................       (9,805,530)      (15,486,457)       (1,342,601)       (1,632,206)
    Contract benefits ...................................         (232,322)         (209,022)          (41,754)          (41,993)
    Contract charges ....................................          (14,916)          (17,944)           (1,923)           (1,903)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        2,640,262           620,212           606,281         1,367,530
    Other transfers from (to) the General Account .......         (426,461)         (263,624)          (72,213)         (115,094)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (7,689,460)      (15,097,411)         (822,687)         (381,035)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (6,699,929)      (11,142,371)         (187,585)          281,497

NET ASSETS:
  Beginning of year .....................................       41,888,602        53,030,973         6,769,846         6,488,349
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   35,188,673    $   41,888,602    $    6,582,261    $    6,769,846
                                                            ==============    ==============    ==============    ==============

                                                                         FT VIP
                                                                        TEMPLETON
                                                                         FOREIGN
                                                                   SECURITIES CLASS 2
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (52,816)   $      (85,958)
    Net realized gain (loss) ............................        1,740,442         1,832,928
    Change in unrealized gain (loss) ....................         (266,107)        1,500,782
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations        1,421,519         3,247,752
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           45,949            66,168
    Withdrawals .........................................       (5,303,453)       (8,907,117)
    Contract benefits ...................................          (39,441)          (63,337)
    Contract charges ....................................           (5,744)           (6,191)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          488,393         1,167,044
    Other transfers from (to) the General Account .......         (348,701)         (206,336)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (5,162,997)       (7,949,769)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (3,741,478)       (4,702,017)

NET ASSETS:
  Beginning of year .....................................       20,869,179        25,571,196
                                                            --------------    --------------
  End of year ...........................................   $   17,127,701    $   20,869,179
                                                            ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                          JANUS
                                                                          ASPEN
                                                                          FORTY                            JANUS ASPEN
                                                                         SERVICE                        GROWTH AND INCOME
                                                                       SHARES (b)                        SERVICE SHARES
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $         (297)   $         (380)   $     (234,848)   $     (251,743)
    Net realized gain (loss) ............................               93             2,951          (355,876)       (1,242,427)
    Change in unrealized gain (loss) ....................            4,292             3,867         2,699,385         3,642,591
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations            4,088             6,438         2,108,661         2,148,421
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -            70,639           138,594
    Withdrawals .........................................           (2,785)          (27,144)       (4,643,580)       (4,705,752)
    Contract benefits ...................................                -                 -          (179,276)         (131,614)
    Contract charges ....................................               (1)               (2)           (9,333)          (10,792)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                -            (1,006)        1,066,406          (324,603)
    Other transfers from (to) the General Account .......                -                 -           (77,172)         (249,794)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................           (2,786)          (28,152)       (3,772,316)       (5,283,961)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............            1,302           (21,714)       (1,663,655)       (3,135,540)

NET ASSETS:
  Beginning of year .....................................           38,511            60,225        23,006,836        26,142,376
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $       39,813    $       38,511    $   21,343,181    $   23,006,836
                                                            ==============    ==============    ==============    ==============

                                                                          JANUS
                                                                          ASPEN
                                                                      INTERNATIONAL
                                                                         GROWTH
                                                                     SERVICE SHARES
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $           45    $            8
    Net realized gain (loss) ............................               19             1,332
    Change in unrealized gain (loss) ....................            2,858               795
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations            2,922             2,135
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -
    Withdrawals .........................................                -           (10,470)
    Contract benefits ...................................                -                 -
    Contract charges ....................................              (10)              (14)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                -            (3,291)
    Other transfers from (to) the General Account .......                -                 -
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................              (10)          (13,775)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............            2,912           (11,640)

NET ASSETS:
  Beginning of year .....................................            9,406            21,046
                                                            --------------    --------------
  End of year ...........................................   $       12,318    $        9,406
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                          JANUS
                                                                          ASPEN
                                                                          LARGE
                                                                           CAP                                 MFS
                                                                         GROWTH                          MID CAP GROWTH
                                                                   SERVICE SHARES (b)                     SERVICE CLASS
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $     (283,925)   $     (411,707)   $      (66,374)   $      (91,365)
    Net realized gain (loss) ............................       (2,003,297)       (2,891,649)          402,361           349,228
    Change in unrealized gain (loss) ....................        2,624,932         3,814,476          (371,369)          373,810
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          337,710           511,120           (35,382)          631,673
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          102,034           204,145            14,667            31,679
    Withdrawals .........................................       (5,377,892)       (5,849,468)       (1,418,304)       (1,145,992)
    Contract benefits ...................................          (98,657)         (213,551)          (10,315)           (4,491)
    Contract charges ....................................          (11,612)          (14,925)           (1,291)           (1,568)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (1,512,160)       (2,320,976)         (261,961)          (53,533)
    Other transfers from (to) the General Account .......         (281,911)         (315,046)          (80,243)          (29,017)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (7,180,198)       (8,509,821)       (1,757,447)       (1,202,922)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (6,842,488)       (7,998,701)       (1,792,829)         (571,249)

NET ASSETS:
  Beginning of year .....................................       25,520,245        33,518,946         5,772,775         6,344,024
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   18,677,757    $   25,520,245    $    3,979,946    $    5,772,775
                                                            ==============    ==============    ==============    ==============

                                                                           MFS
                                                                           NEW
                                                                        DISCOVERY
                                                                      SERVICE CLASS
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (32,489)   $      (42,065)
    Net realized gain (loss) ............................          157,731           166,887
    Change in unrealized gain (loss) ....................          (73,130)          (38,483)
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           52,112            86,339
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................            9,741            20,164
    Withdrawals .........................................         (466,339)         (721,433)
    Contract benefits ...................................          (11,354)           (4,680)
    Contract charges ....................................             (487)             (586)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................         (228,402)          332,651
    Other transfers from (to) the General Account .......          (61,804)          (70,619)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................         (758,645)         (444,503)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............         (706,533)         (358,164)

NET ASSETS:
  Beginning of year .....................................        2,767,916         3,126,080
                                                            --------------    --------------
  End of year ...........................................   $    2,061,383    $    2,767,916
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                           MFS
                                                                          TOTAL
                                                                         RETURN                           MFS UTILITIES
                                                                      SERVICE CLASS                       SERVICE CLASS
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $       66,289    $       19,141    $      (45,849)   $       (2,744)
    Net realized gain (loss) ............................        1,008,654           415,576           289,956           127,467
    Change in unrealized gain (loss) ....................         (912,389)          871,518           438,638           378,362
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          162,554         1,306,235           682,745           503,085
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           49,551            60,229             7,050            26,084
    Withdrawals .........................................       (2,935,218)       (3,327,967)       (1,274,598)         (498,550)
    Contract benefits ...................................          (48,074)         (142,844)          (36,611)                -
    Contract charges ....................................           (4,073)           (4,016)           (1,105)             (507)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        1,816,419         2,528,305         2,945,901         1,094,364
    Other transfers from (to) the General Account .......         (165,055)          162,572           429,200           162,379
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (1,286,450)         (723,721)        2,069,837           783,770
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (1,123,896)          582,514         2,752,582         1,286,855

NET ASSETS:
  Beginning of year .....................................       15,406,205        14,823,691         2,838,980         1,552,125
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   14,282,309    $   15,406,205    $    5,591,562    $    2,838,980
                                                            ==============    ==============    ==============    ==============

                                                                       OPPENHEIMER
                                                                        BALANCED
                                                                     SERVICE SHARES
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $        5,155    $      (18,233)
    Net realized gain (loss) ............................          275,642           136,275
    Change in unrealized gain (loss) ....................         (201,397)          175,112
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           79,400           293,154
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           30,571            17,368
    Withdrawals .........................................         (673,785)         (865,904)
    Contract benefits ...................................          (22,142)              (85)
    Contract charges ....................................             (718)             (635)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          376,551           574,460
    Other transfers from (to) the General Account .......          146,892           250,979
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................         (142,631)          (23,817)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............          (63,231)          269,337

NET ASSETS:
  Beginning of year .....................................        3,927,525         3,658,188
                                                            --------------    --------------
  End of year ...........................................   $    3,864,294    $    3,927,525
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                       OPPENHEIMER                         OPPENHEIMER
                                                                  CAPITAL APPRECIATION                  GLOBAL SECURITIES
                                                                     SERVICE SHARES                      SERVICE SHARES
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (56,077)   $     (117,933)   $      (65,699)   $      (37,141)
    Net realized gain (loss) ............................          563,433           292,485           770,236           370,121
    Change in unrealized gain (loss) ....................         (297,624)          273,352           669,978         1,326,091
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          209,732           447,904         1,374,515         1,659,071
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           37,444            55,607            50,563            67,720
    Withdrawals .........................................       (2,462,651)       (2,000,883)       (2,435,058)       (2,193,901)
    Contract benefits ...................................          (11,822)           (4,141)          (47,171)          (66,634)
    Contract charges ....................................           (2,347)           (2,621)           (2,943)           (2,357)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          154,848         1,682,547         1,794,580         3,051,937
    Other transfers from (to) the General Account .......           88,628           121,189            51,718           132,846
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (2,195,900)         (148,302)         (588,311)          989,611
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (1,986,168)          299,602           786,204         2,648,682

NET ASSETS:
  Beginning of year .....................................        9,871,400         9,571,798        11,500,108         8,851,426
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $    7,885,232    $    9,871,400    $   12,286,312    $   11,500,108
                                                            ==============    ==============    ==============    ==============

                                                                    OPPENHEIMER HIGH
                                                                         INCOME
                                                                     SERVICE SHARES
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      636,312    $      753,173
    Net realized gain (loss) ............................          264,506           398,663
    Change in unrealized gain (loss) ....................         (861,573)         (196,810)
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           39,245           955,026
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           30,083            38,824
    Withdrawals .........................................       (3,023,790)       (3,932,216)
    Contract benefits ...................................          (70,873)         (124,475)
    Contract charges ....................................           (3,762)           (4,132)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................          842,614         1,174,552
    Other transfers from (to) the General Account .......         (419,878)         (195,839)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (2,645,606)       (3,043,286)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (2,606,361)       (2,088,260)

NET ASSETS:
  Beginning of year .....................................       13,532,132        15,620,392
                                                            --------------    --------------
  End of year ...........................................   $   10,925,771    $   13,532,132
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                       OPPENHEIMER                      PIONEER EMERGING
                                                                       MAIN STREET                           MARKETS
                                                                     SERVICE SHARES                       VCT CLASS II
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $       (7,890)   $      (25,847)   $     (199,034)   $     (140,841)
    Net realized gain (loss) ............................          136,935           153,184         2,608,822         2,250,184
    Change in unrealized gain (loss) ....................           (1,372)          133,161         3,831,098           679,039
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          127,673           260,498         6,240,886         2,788,382
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           21,716            34,183            73,218            96,082
    Withdrawals .........................................         (758,269)       (1,011,640)       (5,543,480)       (7,962,623)
    Contract benefits ...................................                -            (2,240)         (127,127)          (51,716)
    Contract charges ....................................           (1,285)           (1,260)           (6,928)           (6,210)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................           59,950           736,155         3,554,775         1,669,775
    Other transfers from (to) the General Account .......           58,919            29,635          (899,760)           42,532
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................         (618,969)         (215,167)       (2,949,302)       (6,212,160)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............         (491,296)           45,331         3,291,584        (3,423,778)

NET ASSETS:
  Beginning of year .....................................        3,615,989         3,570,658        19,166,454        22,590,232
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $    3,124,693    $    3,615,989    $   22,458,038    $   19,166,454
                                                            ==============    ==============    ==============    ==============

                                                                         PIONEER
                                                                    FUND VCT CLASS II
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $           40    $            8
    Net realized gain (loss) ............................               17             2,136
    Change in unrealized gain (loss) ....................              400            (1,348)
                                                           --------------    --------------
    Net increase (decrease) in net assets from operations              457               796
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -
    Withdrawals .........................................                -           (45,159)
    Contract benefits ...................................                -                 -
    Contract charges ....................................              (14)              (26)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................              180               157
    Other transfers from (to) the General Account .......                -                 -
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................              166           (45,028)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............              623           (44,232)

NET ASSETS:
  Beginning of year .....................................            8,566            52,798
                                                            --------------    --------------
  End of year ...........................................   $        9,189    $        8,566
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                             SCUDDER
                                                                                                           GOVERNMENT
                                                                         PIONEER                            & AGENCY
                                                                   REAL ESTATE SHARES                      SECURITIES
                                                                      VCT CLASS II                      SERIES II CLASS A
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      263,639    $      322,171    $        3,481    $       11,134
    Net realized gain (loss) ............................        2,774,340           702,490               667            (2,036)
    Change in unrealized gain (loss) ....................         (808,408)        3,398,756            (2,410)           (1,502)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations        2,229,571         4,423,417             1,738             7,596
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................          117,649           172,076                 -                 -
    Withdrawals .........................................       (5,746,726)       (3,332,420)           (8,052)         (476,027)
    Contract benefits ...................................         (216,317)          (75,852)                -                 -
    Contract charges ....................................           (6,246)           (5,728)               (7)             (207)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................        1,694,016         3,737,163               359             9,550
    Other transfers from (to) the General Account .......         (117,633)          109,881                 -                 -
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (4,275,257)          605,120            (7,700)         (466,684)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............       (2,045,686)        5,028,537            (5,962)         (459,088)

NET ASSETS:
  Beginning of year .....................................       18,261,015        13,232,478           107,948           567,036
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $   16,215,329    $   18,261,015    $      101,986    $      107,948
                                                            ==============    ==============    ==============    ==============

                                                                         SCUDDER
                                                                       TECHNOLOGY
                                                                         GROWTH
                                                                        SERIES II
                                                                         CLASS A
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                            --------------------------------
                                                                 2005              2004
                                                            --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $      (95,795)   $     (195,826)
    Net realized gain (loss) ............................       (4,011,470)       (2,947,136)
    Change in unrealized gain (loss) ....................        4,105,175         3,136,559
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations           (2,090)           (6,403)
                                                            --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           52,038           100,135
    Withdrawals .........................................       (2,197,947)       (3,158,512)
    Contract benefits ...................................          (85,513)          (45,030)
    Contract charges ....................................           (5,576)           (7,234)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................       (2,072,348)          179,496
    Other transfers from (to) the General Account .......         (121,883)         (117,938)
                                                            --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (4,431,229)       (3,049,083)
                                                            --------------    --------------

    Net increase (decrease) in net assets ...............       (4,433,319)       (3,055,486)

NET ASSETS:
  Beginning of year .....................................       13,188,455        16,243,941
                                                            --------------    --------------
  End of year ...........................................   $    8,755,136    $   13,188,455
                                                            ==============    ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                         SCUDDER                             SCUDDER
                                                                           VIT                                 VIT
                                                                         EQUITY                               SMALL
                                                                        500 INDEX                           CAP INDEX
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    --------------------------------
                                                                 2005              2004              2005              2004
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $          703    $          921    $          (99)   $         (291)
    Net realized gain (loss) ............................            3,125             5,363             8,538            24,594
    Change in unrealized gain (loss) ....................             (723)            5,477            (7,870)           (8,654)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations            3,105            11,761               569            15,649
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................                -                 -                 -                 -
    Withdrawals .........................................          (31,007)          (89,244)          (28,793)         (142,078)
    Contract benefits ...................................                -                 -                 -                 -
    Contract charges ....................................                -                 -                (9)              (33)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................                -              (718)                -                (8)
    Other transfers from (to) the General Account .......                -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions .............................          (31,007)          (89,962)          (28,802)         (142,119)
                                                            --------------    --------------    --------------    --------------

    Net increase (decrease) in net assets ...............          (27,902)          (78,201)          (28,233)         (126,470)

NET ASSETS:
  Beginning of year .....................................          132,889           211,090            85,708           212,178
                                                            --------------    --------------    --------------    --------------
  End of year ...........................................   $      104,987    $      132,889    $       57,475    $       85,708
                                                            ==============    ==============    ==============    ==============

                                                                       SVS DREMAN                            T. ROWE
                                                                   FINANCIAL SERVICES                         PRICE
                                                                    SERIES II CLASS A                  INTERNATIONAL STOCK
                                                                       YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31,                        DECEMBER 31,
                                                            --------------------------------    -------------------------------
                                                                 2005              2004              2005             2004
                                                            --------------    --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................   $       42,064    $       17,977    $      (13,838)  $     (241,687)
    Net realized gain (loss) ............................          442,052           466,593           664,969       (1,529,128)
    Change in unrealized gain (loss) ....................         (709,692)          399,148         4,777,844        7,324,529
                                                            --------------    --------------    --------------   --------------
    Net increase (decrease) in net assets from operations         (225,576)          883,718         5,428,975        5,553,714
                                                            --------------    --------------    --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...............................           16,500            43,285           182,817          331,112
    Withdrawals .........................................       (1,890,370)       (2,296,590)       (9,666,205)     (11,331,958)
    Contract benefits ...................................          (31,209)          (46,142)         (425,976)        (323,775)
    Contract charges ....................................           (2,493)           (3,116)          (23,906)         (28,759)
    Transfers between sub-accounts (including Separate
      Account GPA), net .................................         (341,280)         (294,357)       (2,876,113)      (4,127,881)
    Other transfers from (to) the General Account .......         (144,259)          (22,658)         (685,370)        (673,887)
                                                            --------------    --------------    --------------   --------------
    Net increase (decrease) in net assets from
      contract transactions .............................       (2,393,111)       (2,619,578)      (13,494,753)     (16,155,148)
                                                            --------------    --------------    --------------   --------------

    Net increase (decrease) in net assets ...............       (2,618,687)       (1,735,860)       (8,065,778)     (10,601,434)

NET ASSETS:
  Beginning of year .....................................        8,602,446        10,338,306        48,970,950       59,572,384
                                                            --------------    --------------    --------------   --------------
  End of year ...........................................   $    5,983,759    $    8,602,446    $   40,905,172   $   48,970,950
                                                            ==============    ==============    ==============   ==============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC.

     Prior to December 30, 2005 ("the Closing Date") AFLIAC was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold AFLIAC and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs"). As part of the Transaction, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which has served as the investment manager of the nine investment funds of Allmerica Investment Trust ("AIT Funds"). The sale of AFIMS to Goldman Sachs was completed on January 11, 2006. A reorganization of the AIT funds ("the AIT Reorganization") into corresponding funds of the Goldman Sachs Variable Insurance Trust was consummated on January 9, 2006. Note 7, Subsequent Event, provides additional information about the AIT Reorganization.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-eight Sub-Accounts are currently offered by the Separate Account, of which seven had no Contract Owner activity during the year, and no balances as of December 31, 2005. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II ("AIM V.I.Series II")
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Delaware VIP Trust (Service Class)
Delaware VIP Trust
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity VIP Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Contracts Trust (Class II) ("Pioneer VCT Class II")
Scudder Investment VIT Funds ("Scudder VIT")
Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (Continued)

     The following Underlying Funds were renamed as indicated:

DATE           OLD NAME                                             NEW NAME
----           --------                                             --------
May 1, 2005    FT VIP Franklin Small Cap Securities Class 2         FT VIP Franklin Small-Mid Cap Growth Securities Class 2
May 1, 2005    Janus Aspen Capital Appreciation Service Shares      Janus Aspen Forty Service Shares
May 1, 2005    Janus Aspen Growth Service Shares                    Janus Aspen Large Cap Growth Service Shares
May 2, 2005    AllianceBernstein Premier Growth Class B             AllianceBernstein Large Cap Growth Class B
May 2, 2005    AllianceBernstein Small Cap Value Class B            AllianceBernstein Small/Mid-Cap Value Class B
July 1, 2005   AIM V.I. Health Sciences Series I                    AIM V.I. Global Health Care Series I

     On July 25, 2005 ("the Liquidation Date"), upon the recommendation of the advisor and as approved by its Board, the Scudder VIT EAFE Equity Index Fund ("the Fund") was terminated and liquidated. Accordingly, the Fund redeemed involuntarily the shares of shareholders (i.e. the participating insurance companies offering the Fund) outstanding on the Liquidation date. AFLIAC transferred Contract Owner balances previously allocated to the Fund to AIT Money Market Service Shares.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FINANCIAL HIGHLIGHTS - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: AN AMENDMENT TO THE AUDIT AND ACCOUNTING GUIDE AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                                            ALLMERICA
                                                                                             PREMIER
                                               ALLMERICA       ALLMERICA     ALLMERICA     CHOICE WITH    ALLMERICA    DIRECTED
                                              ADVANTAGE &      IMMEDIATE      PREMIER       OPTIONAL        VALUE      ADVISORY
                                           EXECANNUITY PLUS    ADVANTAGE       CHOICE         RIDER      GENERATION   SOLUTIONS
Variable Account Deductions:

Mortality and Expense Risk (Annual Rate)                1.25%       1.25%           1.30%         1.30%        0.65%       0.50%
Administrative Expense (Annual Rate)                    0.20%       0.20%           0.20%         0.20%        0.15%       0.15%
Optional Rider Fees (Annual Rate)                                                                 0.25%

Contract Deductions:

Optional Rider Fees (Annual Rate)                 0.15%-0.25%        N/A             N/A           N/A         0.25%  0.15%-0.25%
Annual Contract Fee (Maximum)              $              30   $       0   $          35   $        35   $       35   $       35

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2005 management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provided for fees ranging from 0.20% to 1.00% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each AIT Fund paid a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     VeraVest Investments, Inc, a wholly owned subsidiary of THG, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS

       Transactions from Contract Owners were as follows:

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Core Equity Service Shares (a)
  Issuance of Units ..............................      4,382,105    $ 11,661,751       2,771,591    $  7,304,663
  Redemption of Units ............................    (20,745,938)    (54,617,097)    (25,738,236)    (63,655,162)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (16,363,833)   $(42,955,346)    (22,966,645)   $(56,350,499)
                                                     ============    ============    ============    ============

AIT Equity Index Service Shares (a)
  Issuance of Units ..............................      6,105,754    $ 19,010,792       4,705,135    $ 14,556,569
  Redemption of Units ............................    (26,604,882)    (83,635,005)    (30,766,069)    (91,358,857)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (20,499,128)   $(64,624,213)    (26,060,934)   $(76,802,288)
                                                     ============    ============    ============    ============

AIT Government Bond Service Shares (a)
  Issuance of Units ..............................      9,982,612    $ 17,872,414       6,746,160    $ 12,028,896
  Redemption of Units ............................    (19,953,428)    (35,928,427)    (29,422,523)    (52,933,991)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)                            (9,970,816)   $(18,056,013)    (22,676,363)   $(40,905,095)
                                                     ============    ============    ============    ============

AIT Money Market Service Shares (a)
  Issuance of Units ..............................    180,716,592    $252,396,461      77,674,664    $108,686,572
  Redemption of Units ............................   (193,454,342)   (270,298,709)   (115,137,673)   (161,101,568)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (12,737,750)   $(17,902,248)    (37,463,009)   $(52,414,996)
                                                     ============    ============    ============    ============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units ..............................      5,091,788    $ 14,436,378       8,140,314    $ 21,392,117
  Redemption of Units ............................    (14,595,582)    (43,104,049)    (15,416,563)    (40,677,765)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (9,503,794)   $(28,667,671)     (7,276,249)   $(19,285,648)
                                                     ============    ============    ============    ============

AIT Select Growth Service Shares (a)
  Issuance of Units ..............................      2,337,709    $  4,159,841       4,151,147    $  7,520,455
  Redemption of Units ............................    (28,835,257)    (54,954,977)    (39,562,983)    (71,901,567)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (26,497,548)   $(50,795,136)    (35,411,836)   $(64,381,112)
                                                     ============    ============    ============    ============
AIT Select International Equity Service Shares (a)
  Issuance of Units ..............................     20,224,045    $ 32,461,596      12,029,292    $ 17,472,842
  Redemption of Units ............................    (43,118,617)    (70,601,245)    (45,348,950)    (66,508,382)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (22,894,572)   $(38,139,649)    (33,319,658)   $(49,035,540)
                                                     ============    ============    ============    ============

AIT Select Investment Grade Income Service
 Shares (a)
  Issuance of Units ..............................     11,462,905    $ 23,327,954      11,015,370    $ 22,487,894
  Redemption of Units ............................    (28,278,581)    (57,726,530)    (37,344,840)    (75,314,070)
                                                      ------------    ------------   ------------    ------------
    Net increase (decrease) ......................    (16,815,676)   $(34,398,576)    (26,329,470)   $(52,826,176)
                                                     ============    ============    ============    ============

AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ..............................      5,036,784    $ 16,582,739       5,679,197    $ 17,785,466
  Redemption of Units ............................    (16,107,181)    (55,902,257)    (24,621,161)    (77,635,904)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (11,070,397)   $(39,319,518)    (18,941,964)   $(59,850,438)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ..............................      1,086,175    $    711,540       2,335,276    $  1,422,446
  Redemption of Units ............................    (10,666,074)     (7,283,191)    (14,161,178)     (9,020,408)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (9,579,899)   $ (6,571,651)    (11,825,902)   $ (7,597,962)
                                                     ============    ============    ============    ============

AIM V.I. Basic Value Series II
  Issuance of Units ..............................     26,424,000    $ 27,620,526      14,258,119    $ 14,235,399
  Redemption of Units ............................    (41,253,080)    (43,661,772)    (38,630,714)    (38,830,192)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (14,829,080)   $(16,041,246)    (24,372,595)   $(24,594,793)
                                                     ============    ============    ============    ============

AIM V.I. Blue Chip Series I
  Issuance of Units ..............................        511,011    $    393,570       1,177,897    $    896,154
  Redemption of Units ............................     (1,158,394)       (898,277)     (1,476,580)     (1,113,390)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (647,383)   $   (504,707)       (298,683)   $   (217,236)
                                                     ============    ============    ============    ============
AIM V.I. Capital Development Series II
  Issuance of Units ..............................        150,102    $    164,728         390,701    $    391,499
  Redemption of Units ............................       (568,321)       (633,395)       (927,143)       (932,725)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (418,219)   $   (468,667)       (536,442)   $   (541,226)
                                                     ============    ============    ============    ============

AIM V.I. Global Health Care Series I (b)
  Issuance of Units ..............................      1,115,479    $  1,005,682       1,258,301    $  1,106,150
  Redemption of Units ............................     (5,409,708)     (5,093,413)     (5,244,705)     (4,750,374)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (4,294,229)   $ (4,087,731)     (3,986,404)   $ (3,644,224)
                                                     ============    ============    ============    ============

AIM V.I. Premier Equity Series I
  Issuance of Units ..............................      1,414,491    $    917,225       1,650,433    $    978,072
  Redemption of Units ............................     (8,355,435)     (5,580,641)    (10,584,620)     (6,701,619)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (6,940,944)   $ (4,663,416)     (8,934,187)   $ (5,723,547)
                                                     ============    ============    ============    ============

AllianceBernstein Growth and Income Class B
  Issuance of Units ..............................      3,896,642    $  4,226,250       6,353,576    $  6,639,669
  Redemption of Units ............................    (20,986,349)    (23,691,043)    (26,529,947)    (27,989,337)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (17,089,707)   $(19,464,793)    (20,176,371)   $(21,349,668)
                                                     ============    ============    ============    ============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ..............................     41,291,607    $ 22,142,708      20,075,125    $ 10,785,393
  Redemption of Units ............................    (67,038,680)    (37,283,377)    (59,600,559)    (32,152,959)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (25,747,073)   $(15,140,669)    (39,525,434)   $(21,367,566)
                                                     ============    ============    ============    ============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ..............................      2,543,174    $  3,359,319       3,200,243    $  3,773,908
  Redemption of Units ............................     (3,382,177)     (4,534,531)     (3,130,616)     (3,655,243)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (839,003)   $ (1,175,212)         69,627    $    118,665
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS(Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AllianceBernstein Value Class B
  Issuance of Units ..............................      1,198,697    $  1,361,339       1,131,451    $  1,238,410
  Redemption of Units ............................     (1,363,269)     (1,574,848)     (1,540,531)     (1,680,441)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (164,572)   $   (213,509)       (409,080)   $   (442,031)
                                                     ============    ============    ============    ============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units ..............................        603,315    $    462,688       1,172,637    $    817,103
  Redemption of Units ............................     (3,259,749)     (2,635,002)     (4,862,525)     (3,543,059)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (2,656,434)   $ (2,172,314)     (3,689,888)   $ (2,725,956)
                                                     ============    ============    ============    ============

Delaware VIP International Value Equity
  Issuance of Units ..............................      3,956,263    $ 10,113,217       2,695,575    $  5,934,044
  Redemption of Units ............................     (7,124,775)    (18,383,180)     (9,010,681)    (19,687,853)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (3,168,512)   $ (8,269,963)     (6,315,106)   $(13,753,809)
                                                     ============    ============    ============    ============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ..............................      2,581,814    $  2,635,893       5,168,296    $  5,219,826
  Redemption of Units ............................     (3,752,299)     (3,843,913)     (3,771,430)     (3,808,277)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (1,170,485)   $ (1,208,020)      1,396,866    $  1,411,549
                                                     ============    ============    ============    ============

Fidelity VIP Asset Manager
  Issuance of Units ..............................        918,580    $  1,709,044       2,833,594    $  4,933,736
  Redemption of Units ............................     (7,065,694)    (12,880,384)     (8,766,978)    (15,428,346)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (6,147,114)   $(11,171,340)     (5,933,384)   $(10,494,610)
                                                     ============    ============    ============    ============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ..............................     10,109,825    $ 12,712,193      10,843,714    $ 11,873,011
  Redemption of Units ............................     (8,497,262)    (10,701,645)     (8,276,471)     (9,023,007)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................      1,612,563    $  2,010,548       2,567,243    $  2,850,004
                                                     ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units ..............................      6,080,039    $ 21,771,750       5,701,861    $ 19,660,668
  Redemption of Units ............................    (24,933,176)    (92,603,190)    (31,065,081)   (108,045,468)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (18,853,137)   $(70,831,440)    (25,363,220)   $(88,384,800)
                                                     ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units ..............................      4,919,401    $ 14,457,181       6,873,517    $ 21,295,465
  Redemption of Units ............................    (24,256,236)    (75,292,770)    (28,319,322)    (87,351,510)
                                                     ------------    ------------    ------------    ------------
         Net increase (decrease) .................    (19,336,835)   $(60,835,589)    (21,445,805)   $(66,056,045)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS(Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units ..............................        421,685    $    303,666       1,510,509    $  1,075,654
  Redemption of Units ............................     (3,048,893)     (2,279,240)     (2,974,778)     (2,143,967)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (2,627,208)   $ (1,975,574)     (1,464,269)   $ (1,068,313)
                                                     ============    ============    ============    ============

Fidelity VIP High Income
  Issuance of Units ..............................      1,722,438    $  3,438,374       3,304,033    $  6,430,870
  Redemption of Units ............................     (9,633,825)    (19,921,855)    (14,061,851)    (27,647,863)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (7,911,387)   $(16,483,481)    (10,757,818)   $(21,216,993)
                                                     ============    ============    ============    ============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ..............................      7,749,817    $ 11,665,958       5,907,655    $  7,193,217
  Redemption of Units ............................     (4,632,325)     (6,909,170)     (4,166,763)     (5,012,492)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................      3,117,492    $  4,756,788       1,740,892    $  2,180,725
                                                     ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units ..............................        815,599    $  1,571,011       1,995,600    $  3,587,661
  Redemption of Units ............................     (7,678,726)    (15,296,587)    (10,096,353)    (18,072,986)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (6,863,127)   $(13,725,576)     (8,100,753)   $(14,485,325)
                                                     ============    ============    ============    ============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ..............................        692,994    $    870,677       2,562,905    $  3,048,230
  Redemption of Units ............................     (2,329,199)     (2,906,089)     (3,690,631)     (4,262,360)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (1,636,205)   $ (2,035,412)     (1,127,726)   $ (1,214,130)
                                                     ============    ============    ============    ============

FT VIP Franklin Growth and Income Securities
  Class 2
  Issuance of Units ..............................        482,752    $    552,020       1,939,376    $  2,102,444
  Redemption of Units ............................     (1,943,134)     (2,250,070)     (1,875,749)     (2,023,063)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (1,460,382)   $ (1,698,050)         63,627    $     79,381
                                                     ============    ============    ============    ============

FT VIP Franklin Large Cap Growth Securities
  Class 2
  Issuance of Units ..............................        793,979    $    845,157       1,330,374    $  1,372,096
  Redemption of Units ............................     (1,112,865)     (1,189,432)       (823,516)       (840,130)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (318,886)   $   (344,275)        506,858    $    531,966
                                                     ============    ============    ============    ============

FT VIP Franklin Small-Mid Cap Growth
  Securities Class 2 (b)
  Issuance of Units ..............................     26,097,847    $ 18,078,959      13,404,405    $  9,182,271
  Redemption of Units ............................    (36,116,870)    (25,424,761)    (34,672,108)    (23,786,221)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (10,019,023)   $ (7,345,802)    (21,267,703)   $(14,603,950)
                                                     ============    ============    ============    ============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ..............................      6,817,339    $  7,768,989       1,943,175    $  2,056,574
  Redemption of Units ............................     (7,416,086)     (8,553,765)     (2,088,896)     (2,192,919)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (598,747)   $   (784,776)       (145,721)   $   (136,345)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS(Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                       UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ..............................      7,663,841    $  8,941,315       4,771,400    $  4,965,091
  Redemption of Units ............................    (11,780,910)    (13,925,021)    (12,057,601)    (12,645,997)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (4,117,069)   $ (4,983,706)     (7,286,201)   $ (7,680,906)
                                                     ============    ============    ============    ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ..............................      4,224,478    $  3,298,607       2,894,529    $  2,049,826
  Redemption of Units ............................     (8,819,254)     (7,019,204)    (10,081,204)     (7,265,067)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (4,594,776)   $ (3,720,597)     (7,186,675)   $ (5,215,241)
                                                     ============    ============    ============    ============

Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units ..............................      1,959,254    $  1,107,062       2,765,979    $  1,508,014
  Redemption of Units ............................    (13,842,518)     (8,216,194)    (17,064,021)     (9,822,299)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................    (11,883,264)   $ (7,109,132)    (14,298,042)   $ (8,314,285)
                                                     ============    ============    ============    ============

MFS Mid Cap Growth Service Class
  Issuance of Units ..............................        250,592    $    257,787       1,418,047    $  1,390,371
  Redemption of Units ............................     (1,934,280)     (1,986,383)     (2,687,228)     (2,583,072)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (1,683,688)   $ (1,728,596)     (1,269,181)   $ (1,192,701)
                                                     ============    ============    ============    ============

MFS New Discovery Service Class
  Issuance of Units ..............................        277,834    $    270,855       1,073,263    $  1,027,944
  Redemption of Units ............................     (1,027,194)     (1,023,810)     (1,553,483)     (1,461,649)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (749,360)   $   (752,955)       (480,220)   $   (433,705)
                                                     ============    ============    ============    ============

MFS Total Return Service Class
  Issuance of Units ..............................      3,321,877    $  3,705,657       4,446,408    $  4,749,044
  Redemption of Units ............................     (4,412,545)     (4,964,105)     (5,076,182)     (5,387,559)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................     (1,090,668)   $ (1,258,448)       (629,774)   $   (638,515)
                                                     ============    ============    ============    ============

MFS Utilities Service Class
  Issuance of Units ..............................      3,207,376    $  4,831,377       1,625,406    $  1,995,370
  Redemption of Units ............................     (1,796,328)     (2,769,211)     (1,025,274)     (1,206,924)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................      1,411,048    $  2,062,166         600,132    $    788,446
                                                     ============    ============    ============    ============

Oppenheimer Balanced Service Shares
  Issuance of Units ..............................        886,923    $  1,038,901       1,213,087    $  1,334,860
  Redemption of Units                                  (1,008,176)     (1,180,823)     (1,209,227)     (1,325,880)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)                              (121,253)   $   (141,922)          3,860    $      8,980
                                                     ============    ============    ============    ============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units..............................       1,565,550    $  1,619,871       2,711,844    $  2,738,787
  Redemption of Units............................      (3,628,862)     (3,768,223)     (2,825,630)     (2,829,761)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................      (2,063,312)   $ (2,148,352)       (113,786)   $    (90,974)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS(Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                       UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
Oppenheimer Global Securities Service Shares
  Issuance of Units .............................       2,825,205    $  3,473,548       3,890,652    $  4,349,845
  Redemption of Units ...........................      (3,182,116)     (3,950,193)     (3,019,103)     (3,380,888)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................        (356,911)   $   (476,645)        871,549    $    968,957
                                                     ============    ============    ============    ============

Oppenheimer High Income Service Shares
  Issuance of Units .............................       4,371,464    $  5,268,934       3,153,129    $  3,623,899
  Redemption of Units ...........................      (6,213,242)     (7,534,642)     (5,692,394)     (6,605,433)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................      (1,841,778)   $ (2,265,708)     (2,539,265)   $ (2,981,534)
                                                     ============    ============    ============    ============

Oppenheimer Main Street Service Shares
  Issuance of Units .............................         269,445    $    279,223       1,185,518    $  1,197,753
  Redemption of Units ...........................        (828,123)       (883,174)     (1,389,193)     (1,407,860)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................        (558,678)   $   (603,951)       (203,675)   $   (210,107)
                                                     ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units .............................       9,091,511    $ 11,628,154       5,733,665    $  5,959,741
  Redemption of Units ...........................     (10,878,865)    (14,047,079)    (11,437,548)    (11,949,033)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................      (1,787,354)   $ (2,418,925)     (5,703,883)   $ (5,989,292)
                                                     ============    ============    ============    ============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units .............................       3,008,467    $  5,687,306       3,897,235    $  6,147,247
  Redemption of Units............................      (4,878,173)     (9,544,569)     (3,587,694)     (5,566,688)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................      (1,869,706)   $ (3,857,263)        309,541    $    580,559
                                                     ============    ============    ============    ============

Scudder Technology Growth Series II Class A
  Issuance of Units..............................      10,963,721    $  4,536,025       5,855,366    $  2,445,686
  Redemption of Units............................     (21,324,321)     (8,962,913)    (12,749,176)     (5,445,415)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................     (10,360,600)   $ (4,426,888)     (6,893,810)   $ (2,999,729)
                                                     ============    ============    ============    ============

SVS Dreman Financial Services  Series II Class A
  Issuance of Units..............................         506,586    $    644,080         527,731    $    701,357
  Redemption of Units............................      (2,199,568)     (2,943,865)     (2,431,904)     (3,246,469)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................      (1,692,982)   $ (2,299,785)     (1,904,173)   $ (2,545,112)
                                                     ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units..............................       1,492,148    $  1,889,678       2,146,010    $  2,502,925
  Redemption of Units ...........................     (11,438,680)    (15,330,157)    (15,349,187)    (18,321,775)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................      (9,946,532)   $(13,440,479)    (13,203,177)   $(15,818,850)
                                                     ============    ============    ============    ============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                     ALLMERICA IMMEDIATE ADVANTAGE
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                       UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Core Equity Service Shares (a)
  Issuance of Units..............................         225,338    $    174,567           9,747    $      7,166
  Redemption of Units............................        (136,198)       (106,258)       (157,922)       (114,800)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................          89,140    $     68,309        (148,175)   $   (107,634)
                                                     ============    ============    ============    ============

AIT Equity Index Service Shares (a)
  Issuance of Units..............................         186,149    $    156,883          31,058    $     25,211
  Redemption of Units............................        (293,867)       (247,802)       (328,544)       (263,587)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (107,718)   $    (90,919)       (297,486)   $   (238,376)
                                                     ============    ============    ============    ============

AIT Government Bond Service Shares (a)
  Issuance of Units..............................          76,000    $     95,304          31,317    $     38,650
  Redemption of Units............................         (63,471)        (79,657)       (103,198)       (129,673)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................          12,529    $     15,647         (71,881)   $    (91,023)
                                                     ============    ============    ============    ============

AIT Money Market Service Shares (a)
  Issuance of Units..............................           8,221    $      8,741          29,612    $     31,540
  Redemption of Units............................        (115,065)       (122,572)       (360,588)       (384,106)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (106,844)   $   (113,831)       (330,976)   $   (352,566)
                                                     ============    ============    ============    ============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units..............................          25,978    $     33,696          16,605    $     19,944
  Redemption of Units............................         (41,358)        (54,833)        (50,443)        (59,586)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (15,380)   $    (21,137)        (33,838)   $    (39,642)
                                                     ============    ============    ============    ============

AIT Select Growth Service Shares (a)
  Issuance of Units..............................           4,270    $      2,427          69,699    $     38,994
  Redemption of Units............................        (216,732)       (127,774)       (202,490)       (113,082)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (212,462)   $   (125,347)       (132,791)   $    (74,088)
                                                     ============    ============    ============    ============

AIT Select International Equity Service Shares (a)
  Issuance of Units..............................           4,958    $      4,286          22,129    $     16,893
  Redemption of Units............................         (87,916)        (74,048)       (114,987)        (86,043)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (82,958)   $    (69,762)        (92,858)   $    (69,150)
                                                     ============    ============    ============    ============

AIT Select Investment Grade Income Service Shares
(a)
  Issuance of Units..............................          20,137    $     25,975          61,353    $     77,457
  Redemption of Units............................        (153,088)       (197,368)       (146,954)       (186,761)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (132,951)   $   (171,393)        (85,601)   $   (109,304)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                             ALLMERICA IMMEDIATE ADVANTAGE (Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                       UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Select Value Opportunity Service Shares (a)
  Issuance of Units..............................          17,082    $     34,347          38,659    $     68,867
  Redemption of Units............................        (108,359)       (217,775)       (117,194)       (210,237)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (91,277)   $   (183,428)        (78,535)   $   (141,370)
                                                     ============    ============    ============    ============

AIM V.I. Aggressive Growth Series I
  Issuance of Units..............................               -    $          -          12,558    $     10,787
  Redemption of Units............................         (11,313)        (10,116)        (11,130)         (9,299)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (11,313)   $    (10,116)          1,428    $      1,488
                                                     ============    ============    ============    ============

AIM V.I. Basic Value Series II
  Issuance of Units..............................           3,884    $      4,188          29,741    $     30,555
  Redemption of Units............................         (20,690)        (22,474)        (32,347)        (33,021)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (16,806)   $    (18,286)         (2,606)   $     (2,466)
                                                     ============    ============    ============    ============

AIM V.I. Blue Chip Series I
  Issuance of Units......                                       -    $          -           2,667    $      2,081
  Redemption of Units............................         (11,112)         (8,614)        (11,418)         (8,768)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (11,112)   $     (8,614)         (8,751)   $     (6,687)
                                                     ============    ============    ============    ============

AIM V.I. Global Health Care Series I (b)
  Issuance of Units..............................               -    $          -           4,460    $      4,203
  Redemption of Units............................         (10,336)        (10,429)        (92,514)        (89,145)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (10,336)   $    (10,429)        (88,054)   $    (84,942)
                                                     ============    ============    ============    ============

AIM V.I. Premier Equity Series I
  Issuance of Units..............................           3,397    $      2,671          44,406    $     33,708
  Redemption of Units............................         (65,680)        (50,721)        (33,592)        (25,047)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................         (62,283)   $    (48,050)         10,814    $      8,661
                                                     ============    ============    ============    ============

AllianceBernstein Growth and Income Class B
  Issuance of Units..............................           4,283    $      4,326          29,217    $     27,916
  Redemption of Units............................        (248,694)       (250,440)       (133,842)       (126,876)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (244,411)   $   (246,114)       (104,625)   $    (98,960)
                                                     ============    ============    ============    ============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units..............................           8,374    $      6,165          56,110    $     40,122
  Redemption of Units............................        (138,299)       (102,781)        (63,357)        (44,943)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease)......................        (129,925)   $    (96,616)         (7,247)   $     (4,821)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                             ALLMERICA IMMEDIATE ADVANTAGE (Continued)
                                                                       YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units .............................               -    $          -               -               -
  Redemption of Units ...........................          (2,318)         (3,156)         (3,198)         (3,789)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (2,318)   $     (3,156)         (3,198)   $     (3,789)
                                                     ============    ============    ============    ============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units .............................               -    $          -           1,988    $      1,897
  Redemption of Units ...........................          (2,582)         (2,887)         (4,016)         (4,021)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (2,582)   $     (2,887)         (2,028)   $     (2,124)
                                                     ============    ============    ============    ============

Delaware VIP International Value Equity
  Issuance of Units .............................               -    $          -          19,843    $     23,475
  Redemption of Units ...........................          (7,921)        (11,541)        (27,387)        (34,151)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (7,921)   $    (11,541)         (7,544)   $    (10,676)
                                                     ============    ============    ============    ============

Eaton Vance VT Floating-Rate Income
  Issuance of Units .............................               -    $          -          24,156    $     24,367
  Redemption of Units ...........................         (11,443)        (11,796)        (11,265)        (11,402)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (11,443)   $    (11,796)         12,891    $     12,965
                                                     ============    ============    ============    ============

Fidelity VIP Asset Manager
  Issuance of Units .............................           2,067    $      2,060           5,564    $      5,412
  Redemption of Units ...........................         (23,861)        (23,827)        (27,519)        (26,632)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (21,794)   $    (21,767)        (21,955)   $    (21,220)
                                                     ============    ============    ============    ============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units .............................          28,552    $     33,066          48,508    $     52,957
  Redemption of Units ...........................         (36,640)        (44,458)        (25,399)        (28,310)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (8,088)   $    (11,392)         23,109    $     24,647
                                                     ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units .............................           4,031    $      4,858          38,088    $     42,450
  Redemption of Units ...........................        (125,128)       (148,936)       (162,602)       (183,664)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................        (121,097)   $   (144,078)       (124,514)   $   (141,214)
                                                     ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units .............................          25,937    $     16,746         115,186    $     73,726
  Redemption of Units ...........................        (211,191)       (137,342)       (180,688)       (115,798)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................        (185,254)   $   (120,596)        (65,502)   $    (42,072)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                               ALLMERICA IMMEDIATE ADVANTAGE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units .............................               -    $          -           9,420    $      8,741
  Redemption of Units ...........................            (980)           (921)           (680)           (624)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................            (980)   $       (921)          8,740    $      8,117
                                                     ============    ============    ============    ============

Fidelity VIP High Income
  Issuance of Units .............................           1,353    $      1,251          21,125    $     18,471
  Redemption of Units ...........................        (169,520)       (158,529)        (63,962)        (56,536)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................        (168,167)   $   (157,278)        (42,837)   $    (38,065)
                                                     ============    ============    ============    ============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units .............................          28,622    $     42,044          32,924    $     43,400
  Redemption of Units ...........................          (7,834)        (11,440)         (4,272)         (5,248)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          20,788    $     30,604          28,652    $     38,152
                                                     ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units .............................              (5)   $         (3)          4,377    $      3,095
  Redemption of Units ...........................         (42,030)        (34,667)        (84,800)        (63,211)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (42,035)   $    (34,670)        (80,423)   $    (60,116)
                                                     ============    ============    ============    ============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units .............................               -    $          -           3,845    $      4,688
  Redemption of Units ...........................            (285)           (360)           (516)           (595)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................            (285)   $       (360)          3,329    $      4,093
                                                     ============    ============    ============    ============

FT VIP Franklin Growth and Income Securities
  Class 2
  Issuance of Units .............................               -    $          -             263    $        236
  Redemption of Units ...........................          (2,966)         (2,866)         (2,306)         (2,066)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (2,966)   $     (2,866)         (2,043)   $     (1,830)
                                                     ============    ============    ============    ============

FT VIP Franklin Small-Mid Cap Growth Securities
  Class 2 (b)
  Issuance of Units .............................           4,477    $      4,281          16,717    $     15,725
  Redemption of Units ...........................         (51,688)        (48,455)        (27,979)        (25,234)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (47,211)   $    (44,174)        (11,262)   $     (9,509)
                                                     ============    ============    ============    ============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units .............................           2,242    $      2,630             601    $        600
  Redemption of Units ...........................          (9,759)        (11,784)        (17,138)        (18,163)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (7,517)   $     (9,154)        (16,537)   $    (17,563)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                              ALLMERICA IMMEDIATE ADVANTAGE (Continued)
                                                                     YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                        UNITS           AMOUNT          UNITS           AMOUNT
                                                     ------------    ------------    ------------    ------------
Janus Aspen Growth and Income Service Shares
  Issuance of Units .............................               -    $          -           4,506    $      3,786
  Redemption of Units ...........................         (29,599)        (26,955)        (27,816)        (23,250)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (29,599)   $    (26,955)        (23,310)   $    (19,464)
                                                     ============    ============    ============    ============

Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units .............................               -    $          -           9,196    $      6,579
  Redemption of Units ...........................         (53,062)        (39,640)        (65,600)        (47,801)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................         (53,062)   $    (39,640)        (56,404)   $    (41,222)
                                                     ============    ============    ============    ============

MFS Total Return Service Class
  Issuance of Units .............................          30,234    $     33,774           6,383    $      6,807
  Redemption of Units ...........................          (8,471)         (9,644)        (13,258)        (14,308)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          21,763    $     24,130          (6,875)   $     (7,501)
                                                     ============    ============    ============    ============

Oppenheimer Balanced Service Shares
  Issuance of Units .............................               -    $          -           6,730    $      7,788
  Redemption of Units ...........................            (599)           (709)         (3,437)         (3,976)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................            (599)   $       (709)          3,293    $      3,812
                                                     ============    ============    ============    ============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units .............................               -    $          -          18,868    $     19,415
  Redemption of Units ...........................          (2,414)         (2,532)         (3,283)         (3,310)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (2,414)   $     (2,532)         15,585    $     16,105
                                                     ============    ============    ============    ============

Oppenheimer Global Securities Service Shares
  Issuance of Units .............................          29,487    $     36,096          11,872    $     14,263
  Redemption of Units ...........................          (7,330)         (9,239)         (5,559)         (6,206)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          22,157    $     26,857           6,313    $      8,057
                                                     ============    ============    ============    ============

Oppenheimer High Income Service Shares
  Issuance of Units .............................           1,722    $      2,093             774    $        919
  Redemption of Units ...........................          (3,486)         (4,323)         (7,800)         (9,235)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          (1,764)   $     (2,230)         (7,026)   $     (8,316)
                                                     ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units .............................          95,424    $    162,727           2,724    $      4,134
  Redemption of Units ...........................         (30,098)        (58,509)         (4,650)         (6,940)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) .....................          65,326    $    104,218          (1,926)   $     (2,806)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                               ALLMERICA IMMEDIATE ADVANTAGE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Pioneer Real Estate Shares VCT Class II
  Issuance of Units ..............................         43,619    $     80,725           5,983    $     11,021
  Redemption of Units ............................        (20,037)        (40,135)        (16,552)        (25,668)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         23,582    $     40,590         (10,569)   $    (14,647)
                                                     ============    ============    ============    ============

Scudder Technology Growth Series II Class A
  Issuance of Units ..............................              -    $          -           4,784    $      3,012
  Redemption of Units ............................         (6,123          (4,212)         (9,416)         (6,604)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (6,123)   $     (4,212)         (4,632)   $     (3,592)
                                                     ============    ============    ============    ============

SVS Dreman Financial Services  Series II Class A
  Issuance of Units ..............................              -    $          -             498    $        571
  Redemption of Units ............................         (3,900)         (4,593)         (3,801)         (4,395)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (3,900)   $     (4,593)         (3,303)   $     (3,824)
                                                     ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units ..............................         66,451    $     50,513           7,823    $      5,132
  Redemption of Units ............................        (57,086)        (44,873)        (80,311)        (55,726)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................          9,365    $      5,640         (72,488)   $    (50,594)
                                                     ============    ============    ============    ============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

                                                                      DIRECTED ADVISORY SOLUTIONS
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AllianceBernstein Growth Class B
  Issuance of Units ..............................              -    $          -             253    $        180
  Redemption of Units ............................             (8)             (7)            (10)             (7)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................             (8)   $         (7)            243    $        173
                                                     ============    ============    ============    ============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ..............................              -    $          -             335    $        353
  Redemption of Units ............................        (37,446)        (44,321)        (36,651)        (39,996)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (37,446)   $    (44,321)        (36,316)   $    (39,643)
                                                     ============    ============    ============    ============

Fidelity VIP Growth & Income Service Class 2
  Issuance of Units ..............................              -    $          -             792    $        716
  Redemption of Units ............................            (17)            (16)        (64,026)        (58,839)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................            (17)   $        (16)        (63,234)   $    (58,123)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                DIRECTED ADVISORY SOLUTIONS (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ..............................            100    $        160             836    $      1,222
  Redemption of Units ............................           (414)           (712)        (23,141)        (30,902)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................           (314)   $       (552)        (22,305)   $    (29,680)
                                                     ============    ============    ============    ============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ..............................              -    $          -              71    $         82
  Redemption of Units ............................        (23,550)        (29,369)        (91,502)       (105,301)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (23,550)   $    (29,369)        (91,431)   $   (105,219)
                                                     ============    ============    ============    ============

Janus Aspen Forty Service Shares (b)
  Issuance of Units ..............................              -    $          -             799    $        621
  Redemption of Units ............................             (1)             (2)        (32,776)        (26,138)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................             (1)   $         (2)        (31,977)   $    (25,517)
                                                     ============    ============    ============    ============

Janus Aspen International Growth Service Shares
  Issuance of Units ..............................              -    $          -             334    $        250
  Redemption of Units ............................            (11)             (9)        (17,879)        (14,024)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................            (11)   $         (9)        (17,545)   $    (13,774)
                                                     ============    ============    ============    ============

Pioneer Fund VCT Class II
  Issuance of Units ..............................            252    $        244             936    $        873
  Redemption of Units ............................            (80)            (78)        (52,699)        (45,900)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................            172    $        166         (51,763)   $    (45,027)
                                                     ============    ============    ============    ============

Scudder Government & Agency Securities
   Series II Class A
  Issuance of Units ..............................            413    $        497          11,731    $     13,744
  Redemption of Units ............................           (121)           (146)       (403,558)       (472,135)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................            292    $        351        (391,827)   $   (458,391)
                                                     ============    ============    ============    ============
Scudder VIT Equity 500 Index
  Issuance of Units ..............................              -    $          -             840    $        711
  Redemption of Units ............................        (24,661)        (22,671)        (96,215)        (82,256)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (24,661)   $    (22,671)        (95,375)   $    (81,545)
                                                     ============    ============    ============    ============

Scudder VIT Small Cap Index
  Issuance of Units ..............................              -    $          -             606    $        691
  Redemption of Units ............................        (19,334)        (25,110)       (117,273)       (139,143)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (19,334)   $    (25,110)       (116,667)   $   (138,452)
                                                     ============    ============    ============    ============

(b) Name changed. See Note 1

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                      ALLMERICA VALUE GENERATION
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Money Market Service Shares (a)
  Issuance of Units ..............................         48,890    $     51,375               -    $          -
  Redemption of Units ............................         (2,735)         (2,859)         (2,868)         (2,985)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         46,155    $     48,516          (2,868)   $     (2,985)
                                                     ============    ============    ============    ============

Janus Aspen Forty Service Shares (b)
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................         (3,166)         (2,785)         (3,319)         (2,635)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (3,166)   $     (2,785)         (3,319)   $     (2,635)
                                                     ============    ============    ============    ============

Scudder Government & Agency Securities
   Series II Class A
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................         (6,804)         (8,052)         (7,130)         (8,293)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (6,804)   $     (8,052)         (7,130)   $     (8,293)
                                                     ============    ============    ============    ============

Scudder VIT Equity 500 Index
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................         (9,106)         (8,336)         (9,544)         (8,416)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (9,106)   $     (8,336)         (9,544)   $     (8,416)
                                                     ============    ============    ============    ============

Scudder VIT Small Cap Index
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................         (2,900)         (3,692)         (3,038)         (3,666)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (2,900)   $     (3,692)         (3,038)   $     (3,666)
                                                     ============    ============    ============    ============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

                                                                       ALLMERICA PREMIER CHOICE
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Core Equity Service Shares (a)
  Issuance of Units ..............................          2,234    $      2,429          29,457    $     30,413
  Redemption of Units ............................        (96,085)       (106,717)       (345,963)       (360,750)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (93,851)   $   (104,288)       (316,506)   $   (330,337)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Equity Index Service Shares (a)
  Issuance of Units ..............................         15,575    $     17,976         189,527    $    213,109
  Redemption of Units ............................       (279,216)       (327,401)       (236,745)       (256,021)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (263,641)   $   (309,425)        (47,218)   $    (42,912)
                                                     ============    ============    ============    ============

AIT Government Bond Service Shares (a)
  Issuance of Units ..............................         17,104    $     18,318          57,607    $     61,991
  Redemption of Units ............................       (433,933)       (464,227)       (647,498)       (693,934)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (416,829)   $   (445,909)       (589,891)   $   (631,943)
                                                     ============    ============    ============    ============

AIT Money Market Service Shares (a)
  Issuance of Units ..............................         55,165    $     54,926         233,457    $    232,133
  Redemption of Units ............................       (312,590)       (311,531)     (1,158,506)     (1,152,403)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (257,425)   $   (256,605)       (925,049)   $   (920,270)
                                                     ============    ============    ============    ============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units ..............................         14,743    $     23,367         226,850    $    311,025
  Redemption of Units ............................       (319,818)       (525,632)       (261,701)       (351,006)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (305,075)   $   (502,265)        (34,851)   $    (39,981)
                                                     ============    ============    ============    ============

AIT Select Growth Service Shares (a)
  Issuance of Units ..............................          2,173    $      2,188          26,935    $     25,859
  Redemption of Units ............................        (90,525)        (92,973)       (256,839)       (252,655)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (88,352)   $    (90,785)       (229,904)   $   (226,796)
                                                     ============    ============    ============    ============

AIT Select International Equity Service Shares (a)
  Issuance of Units ..............................          5,761    $      6,930          87,253    $     94,880
  Redemption of Units ............................       (328,745)       (408,829)       (865,029)       (958,698)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (322,984)   $   (401,899)       (777,776)   $   (863,818)
                                                     ============    ============    ============    ============

AIT Select Investment Grade Income Service
 Shares (a)
  Issuance of Units ..............................         71,719    $     79,154         116,260    $    126,127
  Redemption of Units ............................       (583,336)       (644,059)     (1,286,716)     (1,392,799)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (511,617)   $   (564,905)     (1,170,456)   $ (1,266,672)
                                                     ============    ============    ============    ============

AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ..............................         10,876    $     16,747          75,044    $    110,933
  Redemption of Units ............................       (583,741)       (946,639)       (650,890)       (920,867)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (572,865)   $   (929,892)       (575,846)   $   (809,934)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ..............................          3,172    $      3,883          17,659    $     19,563
  Redemption of Units ............................        (18,823)        (22,482)        (68,791)        (77,289)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (15,651)   $    (18,599)        (51,132)   $    (57,726)
                                                     ============    ============    ============    ============

AIM V.I. Basic Value Series II
  Issuance of Units ..............................          3,449    $      3,648         114,859    $    115,086
  Redemption of Units ............................       (348,093)       (376,679)       (966,735)       (985,924)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (344,644)   $   (373,031)       (851,876)   $   (870,838)
                                                     ============    ============    ============    ============

AIM V.I. Blue Chip Series I
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................         (5,899)         (6,318)        (20,910)        (20,451)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (5,899)   $     (6,318)        (20,910)   $    (20,451)
                                                     ============    ============    ============    ============

AIM V.I. Global Health Care Series I (b)
  Issuance of Units ..............................              -    $          -           7,816    $      7,668
  Redemption of Units ............................         (3,216)         (3,530)        (86,208)        (86,951)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (3,216)   $     (3,530)        (78,392)   $    (79,283)
                                                     ============    ============    ============    ============

AIM V.I. Premier Equity Series I
  Issuance of Units ..............................             38    $         38           5,867    $      5,527
  Redemption of Units ............................       (117,660)       (117,800)        (78,003)        (73,469)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (117,622)   $   (117,762)        (72,136)   $    (67,942)
                                                     ============    ============    ============    ============

AllianceBernstein Growth and Income Class B
  Issuance of Units ..............................          9,761    $     11,901          57,688    $     64,197
  Redemption of Units ............................       (401,767)       (490,476)       (448,418)       (499,047)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (392,006)   $   (478,575)       (390,730)   $   (434,850)
                                                     ============    ============    ============    ============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ..............................         14,814    $     14,165          78,942    $     73,992
  Redemption of Units ............................       (276,799)       (282,280)       (801,903)       (762,052)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (261,985)   $   (268,115)       (722,961)   $   (688,060)
                                                     ============    ============    ============    ============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ..............................          6,449    $      8,546           5,127    $      6,150
  Redemption of Units ............................        (13,386)        (18,661)        (36,623)        (43,581)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (6,937)   $    (10,115)        (31,496)   $    (37,431)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AllianceBernstein Value Class B
  Issuance of Units ..............................            272    $        328             215    $        241
  Redemption of Units ............................        (22,471)        (27,198)        (67,647)        (73,341)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (22,199)   $    (26,870)        (67,432)   $    (73,100)
                                                     ============    ============    ============    ============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units ..............................             13    $         18           5,114    $      6,345
  Redemption of Units ............................         (3,417)         (4,987)        (62,468)        (73,624)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (3,404)   $     (4,969)        (57,354)   $    (67,279)
                                                     ============    ============    ============    ============

Delaware VIP International Value Equity
  Issuance of Units ..............................            367    $        616          30,721    $     48,761
  Redemption of Units ............................        (32,694)        (57,232)        (99,659)       (137,680)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (32,327)   $    (56,616)        (68,938)   $    (88,919)
                                                     ============    ============    ============    ============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ..............................            764    $        779           2,188    $      2,196
  Redemption of Units ............................        (88,654)        (91,228)        (48,744)        (48,926)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (87,890)   $    (90,449)        (46,556)   $    (46,730)
                                                     ============    ============    ============    ============

Fidelity VIP Asset Manager
  Issuance of Units ..............................              -    $          -          16,483    $     18,614
  Redemption of Units ............................        (24,481)        (28,777)        (25,849)        (29,733)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (24,481)   $    (28,777)         (9,366)   $    (11,119)
                                                     ============    ============    ============    ============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ..............................         10,289    $     14,197          88,789    $    114,687
  Redemption of Units ............................       (109,548)       (164,034)       (150,411)       (185,685)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (99,259)   $   (149,837)        (61,622)   $    (70,998)
                                                     ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units ..............................         33,155    $     41,577          75,516    $     87,912
  Redemption of Units ............................       (298,443)       (375,819)       (819,980)       (962,299)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (265,288)   $   (334,242)       (744,464)   $   (874,387)
                                                     ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units ..............................         21,619    $     22,756          86,375    $     90,508
  Redemption of Units ............................       (354,649)       (384,055)       (427,855)       (444,810)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (333,030)   $   (361,299)       (341,480)   $   (354,302)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Fidelity VIP High Income
  Issuance of Units ..............................         14,017    $     19,877         159,760    $    221,359
  Redemption of Units ............................       (124,981)       (178,177)       (197,662)       (263,813)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (110,964)   $   (158,300)        (37,902)   $    (42,454)
                                                     ============    ============    ============    ============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ..............................          2,557    $      3,663          50,073    $     67,381
  Redemption of Units ............................        (46,240)        (74,104)        (48,409)        (57,994)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (43,683)   $    (70,441)          1,664    $      9,387
                                                     ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units ..............................             37    $         49             146    $        174
  Redemption of Units ............................        (12,037)        (16,317)        (28,437)        (36,050)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (12,000)   $    (16,268)        (28,291)   $    (35,876)
                                                     ============    ============    ============    ============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ..............................            701    $        865          42,424    $     53,932
  Redemption of Units ............................        (37,798)        (48,386)        (44,906)        (48,624)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (37,097)   $    (47,521)         (2,482)   $      5,308
                                                     ============    ============    ============    ============

FT VIP Franklin Growth and Income Securities Class 2
  Issuance of Units ..............................            365    $        526          49,820    $     70,672
  Redemption of Units ............................        (63,578)        (91,935)        (53,609)        (71,852)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (63,213)   $    (91,409)         (3,789)   $     (1,180)
                                                     ============    ============    ============    ============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ..............................              -    $          -          35,953    $     37,695
  Redemption of Units ............................        (61,499)        (64,300)         (8,034)         (8,329)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (61,499)   $    (64,300)         27,919    $     29,366
                                                     ============    ============    ============    ============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ..............................              -    $          -          26,387    $     28,193
  Redemption of Units ............................         (6,554)         (8,537)       (103,190)       (111,248)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (6,554)   $     (8,537)        (76,803)   $    (83,055)
                                                     ============    ============    ============    ============

FT VIP Franklin Small-Mid Cap Growth
  Securities Class 2 (b)
  Issuance of Units ..............................         42,004    $     55,167          76,357    $     95,753
  Redemption of Units ............................       (160,978)       (212,209)       (440,579)       (541,596)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (118,974)   $   (157,042)       (364,222)   $   (445,843)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
FT VIP Mutual Shares Securities Class 2
  Issuance of Units ..............................            381    $        455          13,754    $     14,758
  Redemption of Units ............................         (6,673)         (7,838)        (87,033)        (92,976)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (6,292)   $     (7,383)        (73,279)   $    (78,218)
                                                     ============    ============    ============    ============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ..............................          4,731    $      5,567          30,714    $     32,325
  Redemption of Units ............................        (80,294)        (96,548)       (225,444)       (239,714)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (75,563)   $    (90,981)       (194,730)   $   (207,389)
                                                     ============    ============    ============    ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ..............................          5,191    $      5,911           8,836    $      9,094
  Redemption of Units ............................        (26,800)        (30,675)        (51,611)        (53,084)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (21,609)   $    (24,764)        (42,775)   $    (43,990)
                                                     ============    ============    ============    ============

Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units ..............................          7,365    $      8,038          20,131    $     21,052
  Redemption of Units ............................        (33,426)        (36,424)       (141,865)       (150,074)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (26,061)   $    (28,386)       (121,734)   $   (129,022)
                                                     ============    ============    ============    ============

MFS Mid Cap Growth Service Class
  Issuance of Units ..............................          4,915    $      5,159              37    $         37
  Redemption of Units ............................           (112)           (121)           (343)           (341)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................          4,803    $      5,038            (306)   $       (304)
                                                     ============    ============    ============    ============

MFS New Discovery Service Class
  Issuance of Units ..............................              -    $          -           9,876    $      9,711
  Redemption of Units ............................         (5,762)         (5,690)        (19,987)        (20,509)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (5,762)   $     (5,690)        (10,111)   $    (10,798)
                                                     ============    ============    ============    ============

MFS Total Return Service Class
  Issuance of Units ..............................         21,956    $     25,561           8,995    $      9,485
  Redemption of Units ............................        (43,186)        (48,896)        (12,501)        (13,223)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (21,230)   $    (23,335)         (3,506)   $     (3,738)
                                                     ============    ============    ============    ============

MFS Utilities Service Class
  Issuance of Units ..............................         25,777    $     40,000              16    $         18
  Redemption of Units ............................        (25,777)        (42,191)         (2,896)         (3,824)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................              -    $     (2,191)         (2,880)   $     (3,806)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ..............................            755    $        791           5,166    $      5,201
  Redemption of Units ............................        (10,814)        (11,398)        (82,589)        (79,530)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (10,059)   $    (10,607)        (77,423)   $    (74,329)
                                                     ============    ============    ============    ============

Oppenheimer Global Securities Service Shares
  Issuance of Units ..............................            493    $        607          12,721    $     13,861
  Redemption of Units ............................        (23,540)        (29,595)        (18,370)        (20,446)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (23,047)   $    (28,988)         (5,649)   $     (6,585)
                                                     ============    ============    ============    ============

Oppenheimer High Income Service Shares
  Issuance of Units ..............................          4,070    $      5,044         112,268    $    131,755
  Redemption of Units ............................       (278,344)       (338,814)       (120,406)       (141,600)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (274,274)   $   (333,770)         (8,138)   $     (9,845)
                                                     ============    ============    ============    ============

Oppenheimer Main Street Service Shares
  Issuance of Units ..............................            589    $        631          10,300    $     10,466
  Redemption of Units ............................        (14,438)        (15,649)        (11,288)        (11,647)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (13,849)   $    (15,018)           (988)   $     (1,181)
                                                     ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ..............................         12,037    $     26,935          58,394    $    108,110
  Redemption of Units ............................       (240,168)       (580,917)       (170,409)       (294,090)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (228,131)   $   (553,982)       (112,015)   $   (185,980)
                                                     ============    ============    ============    ============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ..............................          2,235    $      4,490          59,825    $     97,690
  Redemption of Units ............................       (261,410)       (510,074)        (35,255)        (51,126)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (259,175)   $   (505,584)         24,570    $     46,564
                                                     ============    ============    ============    ============

Scudder Technology Growth Series II Class A
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................           (113)           (129)        (23,679)        (24,112)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................           (113)   $       (129)        (23,679)   $    (24,112)
                                                     ============    ============    ============    ============

SVS Dreman Financial Services Series II Class A
  Issuance of Units ..............................          3,567    $      4,511             124    $        149
  Redemption of Units ............................        (75,575)        (93,244)        (56,603)        (70,238)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (72,008)   $    (88,733)        (56,479)   $    (70,089)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                                 ALLMERICA PREMIER CHOICE (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
T. Rowe Price International Stock
  Issuance of Units ..............................              -    $          -          13,947    $     15,709
  Redemption of Units ............................        (35,962)        (47,483)       (243,448)       (282,796)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (35,962)   $    (47,483)       (229,501)   $   (267,087)
                                                     ============    ============    ============    ============

(a) Subsequent event. See Notes 1 and 7.
(b) Name changed. See Note 1.

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Core Equity Service Shares (a)
  Issuance of Units ..............................            938    $      1,015           9,081    $      9,428
  Redemption of Units ............................        (79,007)        (85,296)        (63,323)        (65,921)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (78,069)   $    (84,281)        (54,242)   $    (56,493)
                                                     ============    ============    ============    ============

AIT Equity Index Service Shares (a)
  Issuance of Units ..............................            251    $        295          31,854    $     34,091
  Redemption of Units ............................        (56,947)        (65,192)       (149,049)       (160,205)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (56,696)   $    (64,897)       (117,195)   $   (126,114)
                                                     ============    ============    ============    ============

AIT Government Bond Service Shares (a)
  Issuance of Units ..............................         43,598    $     46,492          31,353    $     33,416
  Redemption of Units ............................        (48,648)        (51,882)       (105,399)       (111,942)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (5,050)   $     (5,390)        (74,046)   $    (78,526)
                                                     ============    ============    ============    ============

AIT Money Market Service Shares (a)
  Issuance of Units ..............................          6,491    $      6,395          33,958    $     33,532
  Redemption of Units ............................        (97,798)        (96,680)       (309,793)       (306,275)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (91,307)   $    (90,285)       (275,835)   $   (272,743)
                                                     ============    ============    ============    ============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units ..............................         11,953    $     17,479          47,341    $     63,260
  Redemption of Units ............................        (60,354)        (94,896)        (51,527)        (70,967)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (48,401)   $    (77,417)         (4,186)   $     (7,707)
                                                     ============    ============    ============    ============

AIT Select Growth Service Shares (a)
  Issuance of Units ..............................            595    $        583           8,321    $      8,000
  Redemption of Units ............................        (48,219)        (47,771)        (47,376)        (45,941)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (47,624)   $    (47,188)        (39,055)   $    (37,941)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                       ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AIT Select International Equity Service Shares (a)
  Issuance of Units ..............................            737    $        874          50,069    $     54,369
  Redemption of Units ............................       (245,205)       (297,779)       (180,474)       (200,408)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (244,468)   $   (296,905)       (130,405)   $   (146,039)
                                                     ============    ============    ============    ============

AIT Select Investment Grade Income Service Shares (a)
  Issuance of Units ..............................         23,870    $     26,085          44,485    $     47,912
  Redemption of Units ............................       (199,853)       (218,822)       (311,153)       (332,820)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (175,983)   $   (192,737)       (266,668)   $   (284,908)
                                                     ============    ============    ============    ============

AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ..............................             75    $        115          12,636    $     17,650
  Redemption of Units ............................        (97,945)       (153,335)       (151,532)       (217,001)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (97,870)   $   (153,220)       (138,896)   $   (199,351)
                                                     ============    ============    ============    ============

AIM V.I. Aggressive Growth Series I
  Issuance of Units ..............................            123    $        145               -    $          -
  Redemption of Units ............................             (3)             (3)        (15,624)        (17,845)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................            120    $        142         (15,624)   $    (17,845)
                                                     ============    ============    ============    ============

AIM V.I. Basic Value Series II
  Issuance of Units ..............................            724    $        771          27,912    $     27,944
  Redemption of Units ............................       (291,537)       (309,141)       (181,206)       (183,872)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (290,813)   $   (308,370)       (153,294)   $   (155,928)
                                                     ============    ============    ============    ============

AIM V.I. Blue Chip Series I
  Issuance of Units ..............................              -    $          -             603    $        615
  Redemption of Units ............................           (660)           (664)        (12,818)        (12,888)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................           (660)   $       (664)        (12,215)   $    (12,273)
                                                     ============    ============    ============    ============

AIM V.I. Premier Equity Series I
  Issuance of Units ..............................             82    $         76           8,989    $      8,510
  Redemption of Units ............................        (61,030)        (59,037)        (37,229)        (34,119)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (60,948)   $    (58,961)        (28,240)   $    (25,609)
                                                     ============    ============    ============    ============

AllianceBernstein Growth and Income Class B
  Issuance of Units ..............................            481    $        600          40,894    $     44,842
  Redemption of Units ............................        (84,548)       (101,865)       (182,481)       (205,725)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (84,067)   $   (101,265)       (141,587)   $   (160,883)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                       ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ..............................          5,911    $      5,585          25,859    $     24,187
  Redemption of Units ............................       (173,397)       (166,749)       (161,533)       (152,804)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (167,486)   $   (161,164)       (135,674)   $   (128,617)
                                                     ============    ============    ============    ============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ..............................          8,238    $     11,620             545    $        636
  Redemption of Units ............................         (3,280)         (4,221)        (25,166)        (29,560)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................          4,958    $      7,399         (24,621)   $    (28,924)
                                                     ============    ============    ============    ============

Delaware VIP International Value Equity
  Issuance of Units ..............................         35,627    $     59,044           9,731    $     13,003
  Redemption of Units ............................         (1,369)         (2,187)        (19,541)        (26,792)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         34,258    $     56,857          (9,810)   $    (13,789)
                                                     ============    ============    ============    ============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ..............................         37,205    $     37,897           4,194    $      4,177
  Redemption of Units ............................        (81,213)        (82,400)       (126,099)       (126,263)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (44,008)   $    (44,503)       (121,905)   $   (122,086)
                                                     ============    ============    ============    ============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ..............................         10,553    $     15,192          69,456    $     84,869
  Redemption of Units ............................        (51,536)        (69,165)        (85,940)       (106,771)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (40,983)   $    (53,973)        (16,484)   $    (21,902)
                                                     ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units ..............................          3,724    $      4,467          62,659    $     73,254
  Redemption of Units ............................       (148,100)       (182,119)       (186,149)       (219,299)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (144,376)   $   (177,652)       (123,490)   $   (146,045)
                                                     ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units ..............................          2,296    $      2,361          10,514    $     10,740
  Redemption of Units ............................        (95,031)        (97,759)       (200,438)       (210,241)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (92,735)   $    (95,398)       (189,924)   $   (199,501)
                                                     ============    ============    ============    ============

Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units ..............................              -    $          -          22,628    $     25,000
  Redemption of Units ............................         (4,652)         (5,288)         (4,474)         (4,806)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (4,652)   $     (5,288)         18,154    $     20,194
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                       ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Fidelity VIP High Income
  Issuance of Units ..............................         23,512    $     32,959          23,281    $     30,944
  Redemption of Units ............................        (56,677)        (78,244)        (55,261)        (72,117)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (33,165)   $    (45,285)        (31,980)   $    (41,173)
                                                     ============    ============    ============    ============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ..............................        135,747    $    193,151         128,087    $    150,193
  Redemption of Units ............................       (149,844)       (214,075)       (127,664)       (156,376)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (14,097)   $    (20,924)            423    $     (6,183)
                                                     ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units ..............................              -    $          -          53,543    $     65,565
  Redemption of Units ............................         (3,770)         (5,205)        (11,020)        (14,127)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (3,770)   $     (5,205)         42,523    $     51,438
                                                     ============    ============    ============    ============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ..............................              -    $          -          26,635    $     32,842
  Redemption of Units ............................        (20,297)        (24,355)        (31,484)        (35,811)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (20,297)   $    (24,355)         (4,849)   $     (2,969)
                                                     ============    ============    ============    ============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ..............................              -    $          -               -    $          -
  Redemption of Units ............................             (2)             (3)        (17,991)        (22,130)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................             (2)   $         (3)        (17,991)   $    (22,130)
                                                     ============    ============    ============    ============

FT VIP Franklin Small-Mid Cap Growth Securities
  Class 2 (b)
  Issuance of Units ..............................          3,591    $      4,446          73,336    $     87,028
  Redemption of Units ............................       (117,869)       (146,888)       (103,055)       (125,137)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................       (114,278)   $   (142,442)        (29,719)   $    (38,109)
                                                     ============    ============    ============    ============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ..............................         10,200    $     11,554          24,796    $     26,673
  Redemption of Units ............................        (10,200)        (12,713)        (81,458)        (87,926)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................              -    $     (1,159)        (56,662)   $    (61,253)
                                                     ============    ============    ============    ============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ..............................            120    $        140           8,655    $      9,165
  Redemption of Units ............................        (66,997)        (79,296)        (50,395)        (53,076)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (66,877)   $    (79,156)        (41,740)   $    (43,911)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                       ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units ..............................            748    $        805           1,510    $      1,652
  Redemption of Units ............................         (3,437)         (3,845)        (26,972)        (26,944)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (2,689)   $     (3,040)        (25,462)   $    (25,292)
                                                     ============    ============    ============    ============

MFS Mid Cap Growth Service Class
  Issuance of Units ..............................          1,102    $      1,089           2,348    $      2,255
  Redemption of Units ............................        (36,706)        (34,978)        (12,214)        (12,172)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (35,604)   $    (33,889)         (9,866)   $     (9,917)
                                                     ============    ============    ============    ============

MFS Total Return Service Class
  Issuance of Units ..............................            228    $        260          27,169    $     28,493
  Redemption of Units ............................        (25,708)        (29,057)        (96,022)       (102,460)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (25,480)   $    (28,797)        (68,853)   $    (73,967)
                                                     ============    ============    ============    ============

MFS Utilities Service Class
  Issuance of Units ..............................          8,046    $     11,554           5,924    $      6,929
  Redemption of Units ............................         (1,022)         (1,692)         (6,963)         (7,799)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................          7,024    $      9,862          (1,039)   $       (870)
                                                     ============    ============    ============    ============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ..............................            410    $        419           1,077    $      1,084
  Redemption of Units ............................        (34,806)        (34,828)           (182)           (188)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (34,396)   $    (34,409)            895    $        896
                                                     ============    ============    ============    ============

Oppenheimer Global Securities Service Shares
  Issuance of Units ..............................              -    $          -          86,213    $     92,565
  Redemption of Units ............................        (91,929)       (109,535)        (67,708)        (73,383)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (91,929)   $   (109,535)         18,505    $     19,182
                                                     ============    ============    ============    ============

Oppenheimer High Income Service Shares
  Issuance of Units ..............................            760    $        923           4,725    $      5,512
  Redemption of Units ............................        (36,995)        (44,821)        (42,140)        (49,103)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................        (36,235)   $    (43,898)        (37,415)   $    (43,591)
                                                     ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
    Issuance of Units .................                     8,477    $     17,893          20,057    $     35,966
    Redemption of Units ...............                   (42,463)        (98,506)        (40,042)        (70,048)
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) .........                   (33,986)   $    (80,613)        (19,985)   $    (34,082)
                                                     ============    ============    ============    ============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (Continued)

                                                       ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (Continued)
                                                                        YEAR ENDED DECEMBER 31,
                                                                 2005                            2004
                                                     ----------------------------    ----------------------------
                                                         UNITS          AMOUNT           UNITS          AMOUNT
                                                     ------------    ------------    ------------    ------------
Pioneer Real Estate Shares VCT Class II
  Issuance of Units ..............................         27,391    $     47,000          18,259    $     28,090
  Redemption of Units ............................              -               -         (22,697)        (35,446)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         27,391    $     47,000          (4,438)   $     (7,356)
                                                     ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units ..............................              -    $          -             880    $        978
  Redemption of Units ............................         (8,807)        (12,431)        (17,339)        (19,595)
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) ......................         (8,807)   $    (12,431)        (16,459)   $    (18,617)
                                                     ============    ============    ============    ============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2005 were as follows:

               INVESTMENT PORTFOLIO                          PURCHASES      SALES
               --------------------                          ------------   ------------
AIT Core Equity Service Shares (a)                           $  1,339,197   $ 45,443,677
AIT Equity Index Service Shares (a)                            12,101,926     77,411,028
AIT Government Bond Service Shares (a)                          4,031,551     21,174,529
AIT Money Market Service Shares (a)                            40,731,140     57,989,631
AIT Select Capital Appreciation Service Shares (a)             25,662,397     31,100,095
AIT Select Growth Service Shares (a)                              406,084     53,509,483
AIT Select International Equity Service Shares (a)              2,084,669     41,050,044
AIT Select Investment Grade Income Service Shares (a)           7,267,422     38,574,880
AIT Select Value Opportunity Service Shares (a)                31,691,131     43,907,530
AIM V.I. Aggressive Growth Series I                               139,469      7,027,493
AIM V.I. Basic Value Series II                                  1,715,661     18,694,468
AIM V.I. Blue Chip Series I                                       279,247        834,322
AIM V.I. Capital Development Series II                             81,019        568,319
AIM V.I. Global Health Care Series I (b)                          461,798      4,739,423
AIM V.I. Premier Equity Series I                                  173,458      5,157,900
AllianceBernstein Growth Class B                                        -             54
AllianceBernstein Growth and Income Class B                     1,184,317     21,598,507
AllianceBernstein Large Cap Growth Class B (b)                  1,304,720     17,750,696
AllianceBernstein Small/Mid-Cap Value Class B (b)               2,378,976      3,205,281
AllianceBernstein Value Class B                                 1,324,160      1,479,525
Delaware VIP Growth Opportunities Service Class                   126,153      2,406,681
Delaware VIP International Value Equity                         4,162,726     11,737,834
Eaton Vance VT Floating-Rate Income                             2,101,710      3,252,316

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (Continued)

               INVESTMENT PORTFOLIO                          PURCHASES      SALES
               --------------------                          ------------   ------------
Fidelity VIP Asset Manager                                      1,276,995     11,901,095
Fidelity VIP Contrafund Service Class 2                         6,347,046      5,089,940
Fidelity VIP Equity-Income                                     14,829,072     75,512,662
Fidelity VIP Growth                                             1,156,294     64,437,427
Fidelity VIP Growth & Income Service Class 2                        1,372            698
Fidelity VIP Growth Opportunities Service Class 2                 190,424      2,197,997
Fidelity VIP High Income                                        8,814,340     17,904,795
Fidelity VIP Mid Cap Service Class 2                            8,295,644      3,580,720
Fidelity VIP Overseas                                             648,786     14,515,561
Fidelity VIP Value Strategies Service Class 2                     607,462      2,580,841
FT VIP Franklin Growth and Income Securities Class 2              486,890      2,141,500
FT VIP Franklin Large Cap Growth Securities Class 2               528,702        961,427
FT VIP Franklin Small Cap Value Securities Class 2                    415          8,982
FT VIP Franklin Small-Mid Cap Growth Securities Class 2 (b)     8,131,875     16,339,978
FT VIP Mutual Shares Securities Class 2                         7,182,553      8,023,171
FT VIP Templeton Foreign Securities Class 2                       856,028      6,071,614
Janus Aspen Forty Service Shares (b)                                    3          3,086
Janus Aspen Growth and Income Service Shares                    1,549,970      5,557,141
Janus Aspen International Growth Service Shares                       111             76
Janus Aspen Large Cap Growth Service Shares (b)                   146,260      7,609,728
MFS Mid Cap Growth Service Class                                   75,514      1,899,335
MFS New Discovery Service Class                                   153,691        944,825
MFS Total Return Service Class                                  2,793,781      3,399,706
MFS Utilities Service Class                                     3,692,811      1,668,823
Oppenheimer Balanced Service Shares                             1,180,145      1,181,054
Oppenheimer Capital Appreciation Service Shares                   979,639      3,231,620
Oppenheimer Global Securities Service Shares                    2,251,079      2,905,427
Oppenheimer High Income Service Shares                          1,640,732      3,649,862
Oppenheimer Main Street Service Shares                            199,848        826,707
Pioneer Emerging Markets VCT Class II                           3,167,274      6,315,089
Pioneer Fund VCT Class II                                             341            135
Pioneer Real Estate Shares VCT Class II                         3,905,214      7,271,792
Scudder Government & Agency Securities Series II Class A            5,629          9,014
Scudder Technology Growth Series II Class A                     3,835,771      8,362,810
Scudder VIT Equity 500 Index                                        1,545         31,849
Scudder VIT Small Cap Index                                         1,838         29,248
SVS Dreman Financial Services Series II Class A                   514,911      2,865,957
T. Rowe Price International Stock                               1,043,465     14,418,574

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2005 is as follows:

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
AIT CORE EQUITY SERVICE SHARES (g)
2005                                                       51,037       1.154473       2.761323        138,501
2004                                                       67,484       1.108238       2.642663        175,916
2003                                                       90,970       1.021648       2.428770        217,946
2002                                                      114,931       0.570410       1.930283        218,876
2001                                                      148,163       0.756116       2.558720        376,062
AIT EQUITY INDEX SERVICE SHARES (g)
2005                                                       68,237       1.177582       3.252828        217,619
2004                                                       89,164       1.148244       3.162109        276,833
2003                                                      115,687       1.059332       2.908372        330,822
2002                                                       99,476       0.621761       2.308674        225,811
2001                                                      127,976       0.811128       3.011838        382,129
AIT GOVERNMENT BOND SERVICE SHARES (g)
2005                                                       32,681       1.065953       1.812795         58,734
2004                                                       43,061       1.068376       1.811373         77,188
2003                                                       66,473       1.064866       1.799932        118,318
2002                                                      100,292       1.066039       1.796427        176,528
2001                                                       59,852       0.992908       1.668090         99,478
AIT MONEY MARKET SERVICE SHARES (g)
2005                                                       50,102       0.992936       1.062462         70,383
2004                                                       63,250       0.983701       1.048711         87,703
2003                                                      102,296       0.992174       1.046027        142,367
2002                                                      199,799       1.001799       1.412762        276,280
2001                                                      174,032       1.002870       1.410070        243,013

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
AIT CORE EQUITY SERVICE SHARES (g)
2005                                                         0.76           1.45           1.75           4.17           4.49
2004                                                         1.02           1.45           1.75           8.48           8.81
2003                                                         0.87           1.45           1.75           2.44          25.82
2002                                                         0.81           0.65           1.75         -24.79         -24.56
2001                                                         0.72           0.65           1.75          -0.18           8.36 (a)
AIT EQUITY INDEX SERVICE SHARES (g)
2005                                                         1.36           1.45           1.75           2.56           2.87
2004                                                         1.53           1.45           1.75           8.39           8.72
2003                                                         1.30           1.45           1.75          25.59          25.98
2002                                                         1.17           0.65           1.75         -23.58         -23.35
2001                                                         0.98           0.65           1.75         -13.29          10.44 (a)
AIT GOVERNMENT BOND SERVICE SHARES (g)
2005                                                         3.47           1.45           1.75          -0.23           0.08
2004                                                         3.66           1.45           1.75           0.33           0.64
2003                                                         3.81           1.45           1.75          -0.11           0.20
2002                                                         4.07           0.65           1.75           7.37           7.69
2001                                                         5.10           0.65           1.75          -0.71           6.07
AIT MONEY MARKET SERVICE SHARES (g)
2005                                                         2.64           0.80           1.75           0.94           1.92
2004                                                         0.88           0.65           1.75          -0.85           0.26
2003                                                         0.83           0.65           1.75          -0.96           0.14
2002                                                         1.63           0.65           1.75          -0.11           1.00
2001                                                         4.10           0.65           1.75           0.29           3.42 (b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES (g)
2005                                                       31,241       1.709340       3.338792        103,360
2004                                                       41,113       1.517041       2.954184        120,090
2003                                                       48,463       1.301633       2.527004        121,202
2002                                                       64,300       0.818547       1.835314        117,099
2001                                                       76,806       1.059430       2.375406        181,940
AIT SELECT GROWTH SERVICE SHARES (g)
2005                                                       75,262       1.078573       2.043731        152,165
2004                                                      102,108       1.022300       1.931218        195,226
2003                                                      137,922       0.968442       1.823917        249,304
2002                                                       99,357       0.449513       1.465530        144,107
2001                                                      131,726       0.630019       2.053993        268,988
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (g)
2005                                                       67,847       1.336713       1.807396        121,999
2004                                                       91,392       1.210314       1.631521        148,240
2003                                                      125,713       1.076158       1.446269        180,649
2002                                                      140,735       0.584199       1.148589        160,634
2001                                                      144,798       0.735199       1.445470        208,807
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (g)
2005                                                       54,830       1.095303       2.051256        111,018
2004                                                       72,466       1.094630       2.043763        145,909
2003                                                      100,318       1.071514       1.994511        196,564
2002                                                      106,720       1.055672       1.959053        205,837
2001                                                      109,062       0.993628       1.838314        199,955
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES (g)
2005                                                       33,620       1.673958       3.767048        125,183
2004                                                       45,453       1.589596       3.566315        159,252
2003                                                       65,188       1.355607       3.032084        193,940
2002                                                       76,211       0.996721       2.222588        166,762
2001                                                       76,002       1.212296       2.695082        204,254

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES (g)
2005                                                          N/A           1.45           1.75          12.68          13.02
2004                                                          N/A           1.45           1.75          16.55          16.90
2003                                                          N/A           1.45           1.75          37.27          37.69
2002                                                          N/A           0.65           1.75         -22.97         -22.74
2001                                                          N/A           0.65           1.75          -2.56          23.18 (a)
AIT SELECT GROWTH SERVICE SHARES (g)
2005                                                         0.24           1.45           1.75           5.50           5.83
2004                                                          N/A           1.45           1.75           5.56           5.88
2003                                                         0.05           1.45           1.75          24.08          24.45
2002                                                         0.16           0.65           1.75         -28.87         -28.65
2001                                                          N/A           0.65           1.75         -25.80           9.80 (a)
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (g)
2005                                                         1.42           1.45           1.75          10.44          10.78
2004                                                         1.24           1.45           1.75          12.47          12.81
2003                                                         0.80           1.45           1.75          25.53          25.92
2002                                                         1.60           0.65           1.75         -20.78         -20.54
2001                                                         1.60           0.65           1.75         -22.66           8.28 (a)
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (g)
2005                                                         4.63           1.45           1.75           0.06           0.37
2004                                                         5.20           1.45           1.75           2.16           2.47
2003                                                         4.44           1.45           1.75           1.50           1.81
2002                                                         5.29           0.65           1.75           6.24           6.57
2001                                                         5.92           0.65           1.75          -0.64           6.38 (a)
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES (g)
2005                                                         0.00           1.45           1.75           5.31           5.63
2004                                                         0.05           1.45           1.75          17.26          17.62
2003                                                         0.12           1.45           1.75          36.01          36.42
2002                                                         0.63           0.65           1.75         -17.78         -17.53
2001                                                         0.60           0.65           1.75          11.05          21.31 (c)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
AIM V.I. AGGRESSIVE GROWTH SERIES I
2005                                                       24,184       1.251628       0.940723         17,614
2004                                                       33,791       1.204719       0.695053         23,590
2003                                                       45,682       1.096720       0.819292         28,942
2002                                                       65,614       0.505299       0.884003         33,356
2001                                                       73,730       0.663020       1.160501         48,930
AIM V.I. BASIC VALUE SERIES II
2005                                                       44,470       1.117381       1.129953         50,248
2004                                                       59,951       1.078723       1.087542         65,196
2003                                                       85,332       0.990574       0.995635         84,955
2002                                                       59,554       0.756391       0.757947         45,138
2001                                                          N/A            N/A            N/A            N/A
AIM V.I. BLUE CHIP SERIES I (f)
2005                                                        4,651       1.044965       0.810868          3,775
2004                                                        5,316       1.027614       0.735646          4,231
2003                                                        5,682       0.999209       0.707388          4,390
2002                                                        6,308       0.567216       0.815250          3,967
2001                                                        2,810       0.774442       1.120935          2,413
AIM V.I. CAPITAL DEVELOPMENT SERIES II (f)
2005                                                          930       1.206203       1.206203          1,121
2004                                                        1,348       1.120152       1.120152          1,510
2003                                                        1,899       0.985246       0.986076          1,873
2002                                                        3,940       0.739410       0.740921          2,919
2001                                                          N/A            N/A            N/A            N/A
AIM V.I. GLOBAL HEALTH CARE SERIES I (e) (f)
2005                                                       10,615       1.095312       1.077462         10,792
2004                                                       14,923       1.030822       0.953256         14,233
2003                                                       19,082       0.975353       0.953625         17,178
2002                                                       23,662       0.714052       0.779353         16,910
2001                                                       30,297       0.959082       1.047329         29,063

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. AGGRESSIVE GROWTH SERIES I
2005                                                          N/A           1.45           1.75           3.89           4.21
2004                                                          N/A           1.45           1.75           9.85          10.18
2003                                                          N/A           1.45           1.75          24.46          24.84
2002                                                          N/A           0.65           1.75         -24.02         -23.79
2001                                                          N/A           0.65           1.75         -27.13          16.05 (a)
AIM V.I. BASIC VALUE SERIES II
2005                                                          N/A           1.45           1.75           3.58           3.90
2004                                                          N/A           1.45           1.75           8.90           9.23
2003                                                          N/A           1.45           1.75          30.96          31.36
2002                                                          N/A           0.65           1.75         -24.36         -24.21 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
AIM V.I. BLUE CHIP SERIES I (f)
2005                                                         0.57           1.45           1.75           1.69           2.00
2004                                                         0.10           0.65           1.75           2.84           3.99
2003                                                          N/A           0.65           1.75          22.96          24.33
2002                                                          N/A           0.65           1.75         -27.46         -26.64
2001                                                         4.39           0.65           1.75         -22.56          12.09 (a)
AIM V.I. CAPITAL DEVELOPMENT SERIES II (f)
2005                                                          N/A           1.45           1.45           7.68           7.68
2004                                                          N/A           1.45           1.45          13.60          13.60
2003                                                          N/A           1.45           1.50          33.02          33.09
2002                                                          N/A           0.65           1.75         -26.06         -25.91 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
AIM V.I. GLOBAL HEALTH CARE SERIES I (e) (f)
2005                                                          N/A           1.45           1.75           6.26           6.58
2004                                                          N/A           1.45           1.75           5.69           6.01
2003                                                          N/A           1.45           1.75          25.55          25.93
2002                                                          N/A           0.65           1.75         -25.78         -25.55
2001                                                         0.37           0.65           1.75         -13.86           4.73 (b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
AIM V.I. PREMIER EQUITY SERIES I
2005                                                       16,454       1.003995       0.813426         11,583
2004                                                       23,636       0.967184       0.672258         16,013
2003                                                       32,660       0.930689       0.749448         21,210
2002                                                       44,927       0.523188       0.759730         23,621
2001                                                       54,245       0.761244       1.105970         41,311
ALLIANCEBERNSTEIN GROWTH CLASS B
2005                                                            9       0.881379       0.881379              8
2004                                                            9       0.794652       0.794652              7
2003                                                            9       0.698358       0.698358              6
2002                                                           21       0.520282       0.521841             11
2001                                                            4       0.731200       0.732271              3
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2005                                                       49,440       1.231412       1.171672         57,916
2004                                                       67,251       1.198263       1.136664         76,434
2003                                                       88,064       1.096538       1.037008         91,339
2002                                                      114,442       0.709038       0.847005         91,113
2001                                                      108,408       0.925555       1.106216        112,631
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS B (e)
2005                                                       77,454       1.126855       0.855954         51,183
2004                                                      103,761       0.998689       0.581311         60,721
2003                                                      144,152       0.938186       0.708313         79,202
2002                                                      127,554       0.447785       0.776486         57,745
2001                                                       89,901       0.657009       1.139865         59,133
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE CLASS B (e)
2005                                                        6,460       1.398779       1.414527          9,137
2004                                                        7,304       1.335151       1.346072          9,831
2003                                                        7,293       1.141247       1.147077          8,366
2002                                                        8,271       0.824429       0.826146          6,833
2001                                                          N/A            N/A            N/A            N/A

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. PREMIER EQUITY SERIES I
2005                                                         0.73           1.45           1.75           3.81           4.12
2004                                                         0.41           1.45           1.75           3.92           4.24
2003                                                         0.28           1.45           1.75          22.89          23.27
2002                                                         0.30           0.65           1.75         -31.48         -31.27
2001                                                         0.14           0.65           1.75         -13.83          10.60 (a)
ALLIANCEBERNSTEIN GROWTH CLASS B
2005                                                          N/A           0.65           0.65          10.91          10.91
2004                                                          N/A           0.65           0.65          13.79          13.79
2003                                                          N/A           0.65           0.65            N/A          33.83
2002                                                          N/A           0.65           1.75         -28.85         -28.74
2001                                                         0.22           0.65           1.75         -26.88         -26.77 (b)
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2005                                                         1.28           1.45           1.75           2.77           3.08
2004                                                         0.74           1.45           1.75           9.28           9.61
2003                                                         0.85           1.45           1.75          29.87          30.27
2002                                                         0.58           0.65           1.75         -23.63         -23.39
2001                                                         0.51           0.65           1.75          -7.44          10.62 (a)
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS B (e)
2005                                                          N/A           1.45           1.75          12.83          13.18
2004                                                          N/A           1.45           1.75           6.45           6.78
2003                                                          N/A           1.45           1.75          21.21          21.58
2002                                                          N/A           0.65           1.75         -32.05         -31.84
2001                                                          N/A           0.65           1.75         -18.60          13.99 (a)
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE CLASS B (e)
2005                                                         0.58           1.45           1.75           4.77           5.09
2004                                                         0.08           1.45           1.75          16.99          17.35
2003                                                         0.52           1.45           1.75          38.43          38.85
2002                                                         0.05           0.65           1.75         -17.56         -17.39 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
ALLIANCEBERNSTEIN VALUE CLASS B (f)
2005                                                        4,479       1.234573       1.236863          5,540
2004                                                        4,666       1.188235       1.189839          5,551
2003                                                        5,156       1.059511       1.064917          5,490
2002                                                        6,133       0.839449       0.841166          5,159
2001                                                          N/A            N/A            N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (f)
2005                                                        7,107       1.552180       1.201521          6,336
2004                                                        9,769       1.417147       0.808676          7,937
2003                                                       13,519       1.283107       0.992243          9,959
2002                                                       18,516       0.527171       0.924766          9,810
2001                                                       26,125       0.714076       1.253276         18,660
DELAWARE VIP INTERNATIONAL VALUE EQUITY (f)
2005                                                       19,146       1.784074       2.807957         53,513
2004                                                       22,320       1.608705       2.524250         56,113
2003                                                       28,722       1.344424       2.103142         60,149
2002                                                       36,186       0.819648       1.487792         53,680
2001                                                       45,485       0.928280       1.684992         76,547
EATON VANCE VT FLOATING-RATE INCOME (f)
2005                                                        7,232       1.025656       1.043694          7,547
2004                                                        8,546       1.005122       1.019669          8,712
2003                                                        7,305       0.994823       1.006181          7,346
2002                                                        7,321       0.983472       0.991685          7,257
2001                                                        5,124       0.997877       1.003158          5,140
FIDELITY VIP ASSET MANAGER
2005                                                       19,148       1.200818       1.874438         35,672
2004                                                       25,341       1.171713       1.828072         46,078
2003                                                       31,306       1.127866       1.758775         54,798
2002                                                       40,357       0.829048       1.512733         60,785
2001                                                       56,372       0.921690       1.681779         94,535

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
ALLIANCEBERNSTEIN VALUE CLASS B (f)
2005                                                         1.22           1.45           1.50           3.90           3.95
2004                                                         0.89           1.45           1.50          11.67          11.73
2003                                                         0.75           1.45           1.75          26.22          26.60
2002                                                         0.07           0.65           1.75         -16.06         -15.88 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (f)
2005                                                          N/A           1.45           1.50           9.53           9.58
2004                                                          N/A           1.45           1.50          10.45          10.50
2003                                                          N/A           1.45           1.50          38.75          38.82
2002                                                        14.06           0.65           1.75         -26.40         -26.17
2001                                                          N/A           0.65           1.75         -17.16          25.33 (a)
DELAWARE VIP INTERNATIONAL VALUE EQUITY (f)
2005                                                         1.60           1.45           1.75          10.90          11.24
2004                                                         2.81           1.45           1.75          19.66          20.02
2003                                                         2.51           1.45           1.75          40.93          41.36
2002                                                         8.31           0.65           1.75         -11.97         -11.70
2001                                                         2.75           0.65           1.75         -14.10           8.44 (a)
EATON VANCE VT FLOATING-RATE INCOME (f)
2005                                                         3.97           1.45           1.75           2.04           2.36
2004                                                         2.52           1.45           1.75           1.04           1.34
2003                                                         2.21           1.45           1.75           1.15           1.46
2002                                                         0.31           0.65           1.75          -1.44          -1.14
2001                                                         1.36           0.65           1.75          -0.21           0.32
FIDELITY VIP ASSET MANAGER
2005                                                         2.91           1.45           1.50           2.48           2.54
2004                                                         2.93           1.45           1.50           3.89           3.94
2003                                                         3.95           1.45           1.50          16.21          16.26
2002                                                         4.33           0.65           1.75         -10.33         -10.05
2001                                                         4.72           0.65           1.75          -5.48           7.96 (a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2005                                                       30,053       1.552049       1.388780         41,779
2004                                                       28,626       1.354239       1.200219         34,641
2003                                                       26,150       1.196920       1.049046         27,899
2002                                                       23,881       0.821199       0.953293         20,175
2001                                                        6,062       0.915790       1.070652          5,734
FIDELITY VIP EQUITY-INCOME
2005                                                       60,235       1.303718       3.928383        233,095
2004                                                       79,619       1.253426       3.765332        295,072
2003                                                      105,974       1.143873       3.425754        356,485
2002                                                      133,297       0.857909       2.667161        349,447
2001                                                      156,956       1.048170       3.258663        508,985
FIDELITY VIP GROWTH
2005                                                       56,670       1.104519       3.312696        183,882
2004                                                       76,618       1.062569       3.177189        238,375
2003                                                       98,660       1.046152       3.118593        301,461
2002                                                      121,904       0.496294       2.381993        285,022
2001                                                      147,017       0.720517       3.458177        504,140
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2005                                                          108       1.037133       1.037133            112
2004                                                          108       0.971988       0.971988            105
2003                                                          171       0.927130       0.927130            158
2002                                                          199       0.753675       0.755964            151
2001                                                           17       0.913698       0.915048             16
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (f)
2005                                                        4,266       1.218092       0.822734          3,525
2004                                                        6,899       1.140797       0.768180          5,315
2003                                                        8,343       1.086266       0.893804          6,093
2002                                                        8,480       0.571821       0.857072          4,856
2001                                                        8,721       0.743986       1.115673          6,491

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2005                                                         0.12           1.45           1.75          14.61          14.96
2004                                                         0.21           0.65           1.75          13.14          14.41
2003                                                         0.29           0.65           1.75          25.95          27.36
2002                                                         0.36           0.65           1.75         -11.19         -10.19
2001                                                          N/A           0.65           1.75          -8.42           7.07 (a)
FIDELITY VIP EQUITY-INCOME
2005                                                         1.77           1.45           1.75           4.01           4.33
2004                                                         1.71           1.45           1.75           9.58           9.91
2003                                                         1.94           1.45           1.75          28.05          28.44
2002                                                         1.82           0.65           1.75         -18.40         -18.15
2001                                                         1.75           0.65           1.75          -6.34           9.54 (a)
FIDELITY VIP GROWTH
2005                                                         0.55           1.45           1.75           3.95           4.26
2004                                                         0.29           1.45           1.75           1.57           1.88
2003                                                         0.29           1.45           1.75          30.53          30.92
2002                                                         0.27           0.65           1.75         -31.33         -31.12
2001                                                         0.08           0.65           1.75         -18.85          16.79 (a)
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2005                                                         1.31           0.65           0.65           6.70           6.70
2004                                                         0.83           0.65           0.65           4.84           4.84
2003                                                         1.12           0.65           0.65            N/A          22.64
2002                                                         0.80           0.65           1.75         -17.51         -17.39
2001                                                         0.93           0.65           1.75          -8.63          -8.50 (b)
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (f)
2005                                                         0.84           1.45           1.75           6.78           7.10
2004                                                         0.35           1.45           1.75           5.02           5.34
2003                                                         0.46           1.45           1.75          27.14          27.53
2002                                                         0.86           0.65           1.75         -23.37         -23.14
2001                                                         0.29           0.65           1.75         -15.88          11.57 (a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
FIDELITY VIP HIGH INCOME
2005                                                       24,235       1.423527       2.121169         50,935
2004                                                       32,459       1.410784       2.095770         67,268
2003                                                       43,329       1.310216       1.940449         83,288
2002                                                       54,478       0.690570       1.547144         83,578
2001                                                       75,550       0.677393       1.517653        114,320
FIDELITY VIP MID CAP SERVICE CLASS 2
2005                                                       15,035       1.650172       1.867539         25,089
2004                                                       11,955       1.423144       1.592761         17,152
2003                                                       10,205       1.161969       1.286104         11,922
2002                                                        9,079       0.855442       0.936368          7,791
2001                                                            4       1.045952       1.047494              4
FIDELITY VIP OVERSEAS (f)
2005                                                       20,857       1.583922       2.303454         47,603
2004                                                       27,778       1.354211       1.963389         54,106
2003                                                       35,945       1.212934       1.753210         62,558
2002                                                       47,938       0.514556       1.240837         59,119
2001                                                       63,604       0.654952       1.579397        100,117
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (f)
2005                                                        4,115       1.299671       1.314289          5,408
2004                                                        5,809       1.291467       1.302017          7,563
2003                                                        6,941       1.154674       1.160555          8,055
2002                                                        2,689       0.746812       0.748333          2,012
2001                                                          N/A            N/A            N/A            N/A
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2 (f)
2005                                                        4,783       1.444663       1.193693          5,710
2004                                                        6,310       1.416862       1.170139          7,398
2003                                                        6,252       1.300407       1.073417          6,725
2002                                                        6,230       0.715623       1.050319          5,405
2001                                                        5,664       0.782287       1.148696          5,365

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
FIDELITY VIP HIGH INCOME
2005                                                        14.90           1.45           1.75           0.90           1.21
2004                                                         9.10           1.45           1.75           7.68           8.00
2003                                                         7.77           1.45           1.75          25.04          25.42
2002                                                        11.83           0.65           1.75           1.63           1.95
2001                                                        13.91           0.65           1.75         -13.01           3.16 (a)
FIDELITY VIP MID CAP SERVICE CLASS 2
2005                                                          N/A           0.65           1.75          15.95          17.25
2004                                                          N/A           0.65           1.75          22.48          23.84
2003                                                         0.25           0.65           1.75          35.83          37.35
2002                                                         0.01           0.65           1.75         -14.46         -10.61
2001                                                          N/A           0.65           1.75           4.60           4.75 (b)
FIDELITY VIP OVERSEAS (f)
2005                                                         0.72           1.45           1.75          16.96          17.32
2004                                                         1.26           1.45           1.75          11.65          11.99
2003                                                         0.92           1.45           1.75          40.86          41.29
2002                                                         0.88           0.65           1.75         -21.68         -21.44
2001                                                         5.70           0.65           1.75         -22.31          10.01 (a)
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (f)
2005                                                          N/A           1.45           1.75           0.64           0.94
2004                                                          N/A           1.45           1.75          11.85          12.19
2003                                                          N/A           1.45           1.75          54.61          55.09
2002                                                          N/A           0.65           1.75         -25.32         -25.17 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2 (F)
2005                                                         2.71           1.45           1.50           1.96           2.01
2004                                                         2.42           1.45           1.50           8.96           9.01
2003                                                         3.10           1.45           1.50          23.81          23.87
2002                                                         3.76           0.65           1.75          -8.80          -8.52
2001                                                         0.91           0.65           1.75         -21.77          14.87 (a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (f)
2005                                                        2,298       1.083592       1.085585          2,495
2004                                                        2,678       1.081201       1.090028          2,919
2003                                                        2,160       1.019565       1.024776          2,214
2002                                                        1,349       0.817451       0.819125          1,105
2001                                                          N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2 (f)
2005                                                           19       1.335742       1.348248             25
2004                                                           25       1.249949       1.260139             32
2003                                                          122       1.028074       1.033281            126
2002                                                          110       0.791969       0.793556             87
2001                                                          N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2 (e)
2005                                                       45,544       1.346630       1.000731         35,189
2004                                                       55,844       1.307990       0.969062         41,889
2003                                                       77,517       1.194256       0.882109         53,031
2002                                                       70,453       0.501172       0.888459         35,586
2001                                                       59,863       0.713103       1.264799         42,716
FT VIP MUTUAL SHARES SECURITIES CLASS 2 (f)
2005                                                        5,216       1.257132       1.394774          6,582
2004                                                        5,844       1.146646       1.269882          6,770
2003                                                        6,211       1.036176       1.134839          6,488
2002                                                        4,688       0.842701       0.912735          3,976
2001                                                            4       1.040222       1.041763              4
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2005                                                       13,214       1.281788       1.296195         17,128
2004                                                       17,481       1.184205       1.193870         20,869
2003                                                       25,020       1.016878       1.022054         25,571
2002                                                       20,085       0.782814       0.784410         15,754
2001                                                          N/A            N/A            N/A            N/A

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2(f)
2005                                                         0.60           1.45           1.50          -0.46          -0.41
2004                                                         0.50           1.45           1.75           6.05           6.37
2003                                                         0.66           1.45           1.75          24.72          25.11
2002                                                         0.37           0.65           1.75         -18.25         -18.09 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2 (f)
2005                                                         0.81           1.50           1.75           6.86           7.14
2004                                                         0.17           1.45           1.75          21.58          21.96
2003                                                         0.23           1.45           1.75          29.81          30.21
2002                                                         0.10           0.65           1.75         -20.80         -20.64 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2 (e)
2005                                                          N/A           1.45           1.75           2.95           3.27
2004                                                          N/A           1.45           1.75           9.52           9.86
2003                                                          N/A           1.45           1.75          34.85          35.26
2002                                                         0.25           0.65           1.75         -29.93         -29.72
2001                                                         0.38           0.65           1.75         -16.48          26.48 (a)
FT VIP MUTUAL SHARES SECURITIES CLASS 2 (f)
2005                                                         0.86           0.65           1.50           8.90           9.83
2004                                                         0.76           0.65           1.75          10.66          11.90
2003                                                         0.99           0.65           1.75          22.96          24.33
2002                                                         0.45           0.65           1.75         -15.73         -12.39
2001                                                         1.91           0.65           1.75           4.02           4.18 (b)
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2005                                                         1.18           1.45           1.75           8.24           8.57
2004                                                         1.08           1.45           1.75          16.45          16.81
2003                                                         1.74           1.45           1.75          29.90          30.30
2002                                                         0.78           0.65           1.75         -21.72         -21.56 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
JANUS ASPEN FORTY SERVICE SHARE (e)
2005                                                           40       1.007360       1.015015             40
2004                                                           43       0.902174       0.907698             39
2003                                                           78       0.770893       0.774387             60
2002                                                           83       0.646309       0.648260             53
2001                                                           50       0.774987       0.776154             39
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES (f)
2005                                                       24,340       1.248365       1.007908         21,343
2004                                                       28,986       1.121144       0.912230         23,007
2003                                                       36,243       1.021754       0.828839         26,142
2002                                                       50,736       0.591048       0.844645         30,054
2001                                                       67,701       0.766656       1.096153         51,913
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES (f)
2005                                                           11       1.151483       1.151483             12
2004                                                           11       0.878381       0.878381              9
2003                                                           28       0.744903       0.744903             21
2002                                                           79       0.555699       0.557336             44
2001                                                            4       0.754559       0.755656              3
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (e) (f)
2005                                                       29,806       1.115011       0.773928         18,678
2004                                                       41,771       1.091089       0.608175         25,520
2003                                                       56,273       1.065741       0.735242         33,519
2002                                                       87,509       0.457023       0.827537         40,234
2001                                                      110,274       0.632864       1.146528         69,870
MFS MID CAP GROWTH SERVICE CLASS (F)
2005                                                        3,645       1.089827       1.091874          3,980
2004                                                        5,360       1.068431       1.077157          5,773
2003                                                        6,639       0.950763       0.955615          6,344
2002                                                        3,403       0.708367       0.709819          2,416
2001                                                          N/A            N/A            N/A            N/A

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
JANUS ASPEN FORTY SERVICE SHARE (e)
2005                                                         0.01           0.65           0.80          11.66          11.82
2004                                                         0.02           0.65           0.80          17.03          17.22
2003                                                         0.24           0.65           0.80          19.28          19.46
2002                                                         0.32           0.65           1.75         -16.60         -16.48
2001                                                         1.07           0.65           1.75         -22.50         -22.38 (b)
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES (f)
2005                                                         0.36           1.45           1.50          10.43          10.49
2004                                                         0.38           1.45           1.75           9.73          10.06
2003                                                         0.47           1.45           1.75          21.35          21.72
2002                                                         0.52           0.65           1.75         -23.14         -22.90
2001                                                         0.89           0.65           1.75         -14.83           9.62 (a)
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES (f)
2005                                                         1.09           0.65           0.65          31.09          31.09
2004                                                         0.72           0.65           0.65          17.92          17.92
2003                                                         1.00           0.65           0.65            N/A          33.65
2002                                                         0.73           0.65           1.75         -26.35         -26.24
2001                                                         0.70           0.65           1.75         -24.54         -24.43 (b)
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (e) (f)
2005                                                         0.12           1.45           1.75           2.19           2.50
2004                                                          N/A           1.45           1.75           2.38           2.69
2003                                                          N/A           1.45           1.75          29.19          29.59
2002                                                          N/A           0.65           1.75         -28.01         -27.78
2001                                                          N/A           0.65           1.75         -25.99          14.65 (a)
MFS MID CAP GROWTH SERVICE CLASS (f)
2005                                                          N/A           1.45           1.50           1.31           1.37
2004                                                          N/A           1.45           1.75          12.38          12.72
2003                                                          N/A           1.45           1.75          34.22          34.63
2002                                                          N/A           0.65           1.75         -29.16         -29.02 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
MFS TOTAL DISCOVERY SERVICE CLASS (f)
2005                                                        1,937       1.062261       1.064252          2,061
2004                                                        2,692       1.026786       1.028182          2,768
2003                                                        3,182       0.981479       0.982310          3,126
2002                                                        4,292       0.745496       0.747018          3,206
2001                                                          N/A            N/A            N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2005                                                       12,307       1.147668       1.160568         14,282
2004                                                       13,422       1.138550       1.147849         15,406
2003                                                       14,131       1.043733       1.049044         14,824
2002                                                        9,923       0.915753       0.917611          9,105
2001                                                          N/A            N/A            N/A            N/A
MFS UTILITIES SERVICE CLASS (f)
2005                                                        3,403       1.624955       1.643223          5,592
2004                                                        1,985       1.418771       1.430355          2,839
2003                                                        1,389       1.112100       1.117773          1,552
2002                                                          121       0.834922       0.836666            101
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER BALANCED SERVICE SHARES
2005                                                        3,172       1.218184       1.218278          3,864
2004                                                        3,294       1.182663       1.192317          3,928
2003                                                        3,320       1.096352       1.101941          3,658
2002                                                        1,462       0.894940       0.896764          1,311
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES (f)
2005                                                        7,183       1.095659       1.097709          7,885
2004                                                        9,294       1.053597       1.062211          9,871
2003                                                        9,468       1.005821       1.010957          9,572
2002                                                        6,367       0.783329       0.784936          4,998
2001                                                          N/A            N/A            N/A            N/A

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
MFS TOTAL DISCOVERY SERVICE CLASS (f)
2005                                                          N/A           1.45           1.50           3.45           3.51
2004                                                          N/A           1.45           1.50           4.62           4.67
2003                                                          N/A           1.45           1.50          31.43          31.50
2002                                                          N/A           0.65           1.75         -25.45         -25.30 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2005                                                         1.91           1.45           1.75           0.80           1.11
2004                                                         1.59           1.45           1.75           9.08           9.42
2003                                                         1.52           1.45           1.75          13.98          14.32
2002                                                          N/A           0.65           1.75          -8.42          -8.24 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
MFS UTILITIES SERVICE CLASS (f)
2005                                                         0.49           1.45           1.75          14.53          14.88
2004                                                         1.31           1.45           1.75          27.58          27.96
2003                                                         0.93           1.45           1.75          33.20          33.61
2002                                                          N/A           0.65           1.75         -16.51         -16.33 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
OPPENHEIMER BALANCED SERVICE SHARES
2005                                                         1.60           1.45           1.45           2.17           2.17
2004                                                         0.97           1.45           1.75           7.87           8.20
2003                                                         1.61           1.45           1.75          22.51          22.88
2002                                                          N/A           0.65           1.75         -10.51         -10.32 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A (a)
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES (f)
2005                                                         0.80           1.45           1.50           3.29           3.34
2004                                                         0.23           1.45           1.75           4.75           5.07
2003                                                         0.29           1.45           1.75          28.40          28.79
2002                                                          N/A           0.65           1.75         -21.67         -21.51 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2005                                                        8,611       1.424224       1.426903         12,286
2004                                                        9,060       1.259121       1.269405         11,500
2003                                                        8,170       1.078015       1.083522          8,851
2002                                                        7,932       0.768009       0.769582          6,104
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2005                                                        8,789       1.229460       1.243300         10,926
2004                                                       10,943       1.226761       1.236771         13,532
2003                                                       13,535       1.148339       1.154220         15,620
2002                                                        9,376       0.944144       0.946065          8,870
2001                                                          N/A            N/A            N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (f)
2005                                                        2,780       1.121780       1.123851          3,125
2004                                                        3,353       1.077029       1.078477          3,616
2003                                                        3,561       1.001812       1.002649          3,571
2002                                                        3,603       0.803028       0.804670          2,899
2001                                                          N/A            N/A            N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2005                                                       13,424       2.714130       2.317511         22,458
2004                                                       15,408       2.007490       1.708918         19,166
2003                                                       21,246       1.721836       1.461298         22,590
2002                                                       10,357       0.672625       1.113621          7,073
2001                                                        8,748       0.692386       1.146919          6,060
PIONEER FUND VCT CLASS II (f)
2005                                                            9       1.008881       1.008881              9
2004                                                            9       0.958604       0.958604              9
2003                                                           61       0.869826       0.869826             53
2002                                                           90       0.707207       0.709308             64
2001                                                           13       0.882907       0.884198             12

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2005                                                         0.89           1.45           1.50          12.35          12.41
2004                                                         1.08           1.45           1.75          16.80          17.16
2003                                                         0.61           1.45           1.75          40.36          40.79
2002                                                          N/A           0.65           1.75         -23.20         -23.04 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2005                                                         6.64           1.45           1.75           0.22           0.53
2004                                                         6.62           1.45           1.75           6.83           7.15
2003                                                         6.03           1.45           1.75          21.63          22.00
2002                                                          N/A           0.65           1.75          -5.59          -5.39 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (f)
2005                                                         1.22           1.45           1.50           4.16           4.21
2004                                                         0.74           1.45           1.50           7.51           7.56
2003                                                         0.87           1.45           1.50          24.54          24.60
2002                                                          N/A           0.65           1.75         -19.70         -19.53 (d)
2001                                                          N/A            N/A            N/A            N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2005                                                         0.46           1.45           1.75          35.20          35.61
2004                                                         0.75           1.45           1.75          16.59          16.94
2003                                                         0.37           1.45           1.75          55.11          55.58
2002                                                         0.48           0.65           1.75          -3.15          -2.85
2001                                                          N/A           0.65           1.75          -8.71          14.69 (a)
PIONEER FUND VCT CLASS II (f)
2005                                                         1.11           0.65           0.65           5.24           5.24
2004                                                         0.73           0.65           0.65          10.21          10.21
2003                                                         0.84           0.65           0.65            N/A          22.63
2002                                                         1.01           0.65           1.75         -19.90         -19.78
2001                                                         0.74           0.65           1.75         -11.71         -11.58 (b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
PIONEER REAL ESTATE SHARES VCT CLASS II
2005                                                        7,537       2.048984       2.168244         16,215
2004                                                        9,615       1.815716       1.901700         18,261
2003                                                        9,296       1.364947       1.435618         13,232
2002                                                       11,547       1.033202       1.083413         12,410
2001                                                        6,182       1.028233       1.074891          6,597
SCUDDER GOVERNMENT & AGENCY SECURITIES SERIES
II CLASS A
2005                                                           84       1.207834       1.216760            102
2004                                                           91       1.187007       1.194163            108
2003                                                          490       1.153314       1.158509            567
2002                                                          685       1.136949       1.140357            781
2001                                                          116       1.060713       1.062271            123
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2005                                                       19,137       1.208810       0.741001          8,755
2004                                                       29,504       1.185978       0.724795         13,188
2003                                                       36,444       1.184352       0.721591         16,244
2002                                                       46,839       0.307300       0.824855         14,433
2001                                                       61,660       0.483601       1.298743         29,844
SCUDDER VIT EQUITY 500 INDEX
2005                                                          108       0.973096       0.973096            105
2004                                                          142       0.937121       0.942778            133
2003                                                          247       0.854215       0.858060            211
2002                                                          282       0.671906       0.673920            190
2001                                                          134       0.871962       0.873251            117
SCUDDER VIT SMALL CAP INDEX
2005                                                           41       1.395235       1.405813             57
2004                                                           63       1.349014       1.357180             86
2003                                                          183       1.154826       1.160074            212
2002                                                          276       0.795038       0.797435            220
2001                                                           54       1.009191       1.010649             55

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
PIONEER REAL ESTATE SHARES VCT CLASS II
2005                                                         2.98           1.45           1.75          12.85          13.19
2004                                                         3.62           1.45           1.75          33.02          33.43
2003                                                         4.62           1.45           1.75          32.11          32.51
2002                                                         4.58           0.65           1.75           0.48           0.79
2001                                                         5.34           0.65           1.75           2.82           6.73
SCUDDER GOVERNMENT & AGENCY SECURITIES SERIES II CLASS A
2005                                                         4.19           0.65           0.80           1.75           1.89
2004                                                         4.23           0.65           0.80           2.92           3.08
2003                                                         3.23           0.65           0.80           1.44           1.59
2002                                                         2.10           0.65           1.75           7.19           7.35
2001                                                         4.84           0.65           1.75           6.07           6.23 (a)(b)
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2005                                                         0.50           1.45           1.75           1.93           2.24
2004                                                          N/A           1.45           1.75           0.14           0.44
2003                                                          N/A           1.45           1.75          44.04          44.47
2002                                                         0.12           0.65           1.75         -36.65         -36.46
2001                                                         0.19           0.65           1.75         -33.37          29.87 (a)
SCUDDER VIT EQUITY 500 INDEX
2005                                                         1.47           0.80           0.80           3.84           3.84
2004                                                         1.26           0.65           0.80           9.71           9.87
2003                                                         1.24           0.65           0.80          27.13          27.32
2002                                                         1.18           0.65           1.75         -22.94         -22.83
2001                                                         1.02           0.65           1.75         -12.80         -12.67
SCUDDER VIT SMALL CAP INDEX
2005                                                         0.61           0.65           0.80           3.43           3.58
2004                                                         0.49           0.65           0.80          16.82          16.99
2003                                                         1.00           0.65           0.80          45.25          45.48
2002                                                         0.91           0.65           1.75         -21.22         -21.10
2001                                                         0.85           0.65           1.75           0.92           1.06 (b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                          AT DECEMBER 31
                                                                          --------------
                                                                        UNIT           UNIT
                                                                       VALUE           VALUE           NET
                                                        UNITS          LOWEST         HIGHEST        ASSETS
                                                        (000s)         ($) (4)        ($) (4)        ($000s)
                                                     ------------   ------------   ------------   ------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A (f)
2005                                                        4,252       1.296628       1.411536          5,984
2004                                                        6,021       1.306464       1.433316          8,602
2003                                                        7,986       1.187204       1.298515         10,338
2002                                                        9,502       0.893316       1.028314          9,750
2001                                                       12,862       0.990875       1.140527         14,668
T. ROWE PRICE INTERNATIONAL STOCK
2005                                                       27,189       1.439094       1.511860         40,905
2004                                                       37,171       1.262307       1.322094         48,971
2003                                                       50,693       1.129235       1.179126         59,572
2002                                                       82,668       0.529926       0.916668         75,587
2001                                                      116,103       0.658115       1.138421        132,053

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                      INVESTMENT       EXPENSE       EXPENSE         TOTAL           TOTAL
                                                        INCOME          RATIO         RATIO          RETURN         RETURN
                                                         RATIO         LOWEST        HIGHEST         LOWEST         HIGHEST
                                                        (%) (1)        (%) (2)       (%) (2)       (%)(3)(4)       (%)(3)(4)
                                                     ------------   ------------   ------------   ------------   ------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A (f)
2005                                                         2.06           1.45           1.50          -1.57          -1.52
2004                                                         1.66           1.45           1.75          10.05          10.38
2003                                                         1.48           0.65           1.75          25.89          26.28
2002                                                         0.83           0.65           1.75         -10.11          -9.84
2001                                                         1.16           0.65           1.75          -6.24           4.98 (a)
T. ROWE PRICE INTERNATIONAL STOCK
2005                                                         1.43           1.45           1.75          14.01          14.35
2004                                                         0.99           1.45           1.75          11.78          12.12
2003                                                         1.08           0.65           1.75          28.24          28.63
2002                                                         0.77           0.65           1.75         -19.72         -19.48
2001                                                         2.24           0.65           1.75         -23.34           9.76 (a)

(a) Start date of 10/1/01.
(b) Start date of 1/12/01.
(c) Start date of 5/1/01.
(d) Start date of 5/1/02.
(e) Name changed. See Note 1.
(f) Closed to new money.
(g) Subsequent event. See Notes 1 and 7.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENT

     In connection with the AIT Reorganization , the AIT Funds were reorganized into service shares of corresponding Goldman Sachs Variable Insurance Trust ("GSVIT") funds , as shown below.

AIT FUND                                          GSVIT FUND
--------                                          ----------
AIT Core Equity Service Shares                    GSVIT CORESM  U.S. Equity
AIT Equity Index Service Shares                   GSVIT Equity Index
AIT Government Bond Service Shares                GSVIT Government Income
AIT Money Market Service Shares                   GSVIT Money Market
AIT Select Capital Appreciation Service Shares    GSVIT Growth Opportunities
AIT Select Growth Service Shares                  GSVIT Capital Growth
AIT Select International Equity Service Shares    GSVIT International Equity
AIT Select Investment Grade Income Service        GSVIT Core Fixed Income
Shares
AIT Select Value Opportunity Service Shares       GSVIT Mid Cap Value

     Goldman Sachs Asset Management, L.P., a subsidiary of Goldman Sachs, is investment advisor to the GSVIT funds. AFIMS has no relationship with the GSVIT funds.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

    (b)  EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 2       Not Applicable. Pursuant to Rule 26a-2, the
                           Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3 (a)   Underwriting and Administrative Service Agreement
                           was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                     (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (d) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

         EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

         EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective

                           Amendment No. 11, and is incorporated by reference herein.

         EXHIBIT 6 Bylaws, as amended of the Company, effective as of December 30, 2005 is filed herewith. The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

         EXHIBIT 7   (a)   Variable Annuity GMDB Reinsurance Agreement
                           between Allmerica Financial Life Insurance and
                           Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10
                           (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                     (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                     (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                     (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

         EXHIBIT 8   (a)   Fidelity Service Agreement was previously filed
                           on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                     (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                     (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                     (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (f)   Directors' Power of Attorney is filed herewith.

                     (g) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (h) Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (i) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (j) Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (k) Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (l) Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

         EXHIBIT 9         Opinion of Counsel is filed herewith.

         EXHIBIT 10        Consent of Independent Registered Public
                           Accounting Firm

         EXHIBIT 11        None.

         EXHIBIT 12        None.

         EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

         EXHIBIT 14        Not Applicable.

         EXHIBIT 15(a)     Form of Amendment dated May 1, 2003 to the
                           Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                     (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (f) Amendment dated January 3, 2003 to the AIM Participation Agreement is filed herewith. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (g) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (h) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                     (i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                     (j) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                     (k) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                     (l) Amendment dated May 1, 2001 to the Pioneer Participation Amendment was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (m) Eaton Vance Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     (n) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                     (o) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and
                           is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                     (p) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                     (q) Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company is filed herewith. Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

ITEM 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of all the following Directors and Officers is:
    85 Broad Street
    New York, NY  10004

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                          POSITION WITH COMPANY
----                          ---------------------
Allan S. Levine               Chairman of the Board

John J. Fowler                Vice President and Chief Financial Officer

Nicholas Helmuth von Moltke   Director, Vice President, and Chief Operating Officer

John W. McMahon               Director

Timothy J. O'Neill            Director

Marc A. Spilker               Director

Samuel Ramos                  Vice President and Secretary

Michael A. Reardon            Director, President, and Chief Executive Officer

Amol Sagon Naik               Vice President and Treasurer

Alan Akihiro Yamamura         Vice President and Chief Risk Officer

Margot K. Wallin              Vice President and Chief Compliance Officer

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

The following are significant subsidiaries of The Goldman Sachs Group, Inc. and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case The Goldman Sachs Group, Inc. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1-02(w) of Regulation S-X under the Securities Act of 1934.

All information will be completed and filed by Post-Effective Amendment.


                          THE GOLDMAN SACHS GROUP, INC.

                                                      OWNERSHIP     PARENT
   DOMICILE      ENTITY #        ENTITY NAME              %            #             PARENT NAME            BUSINESS DESCRIPTION
British Virgin   0290       Goldman Sachs                  100.00       0001   Goldman, Sachs & Co.      Entity that employs U.K.
Islands                     Services Limited                                                             Group personnel.
United Kingdom   0740       Goldman Sachs                  100.00       0009   The Goldman Sachs         Non-regulated UK based
                            Property Management                                Group, Inc.               entity that holds the
                                                                                                         fixed assets for all
                                                                                                         buildings on the London
                                                                                                         campus and incurs all
                                                                                                         expenses for operating and
                                                                                                         maintaining them.
Mexico           0652       Goldman Sachs Group y           99.00       0009   The Goldman Sachs         IBD Rep office in Mexico.
                            Compania, S. en N.C.                               Group, Inc.
Mexico           0653       Goldman Sachs Mexico            99.99       0009   The Goldman Sachs         Broker/dealer Broker
                            Casa de Bolsa, S.A.                                Group, Inc.               Dealer under liquidation
                            de C.V.                                                                      process.
Netherlands      0773       MB Acquisitions B.V.            50.00       0762   ELQ Investors, Ltd        Non performing loan
                                                                                                         portfolio investments.
Netherlands      0773       MB Acquisitions B.V.            50.00       M.I.%  Outside investors         Non performing loan
                                                                                                         portfolio investments.
Ireland          6114       GS European                    100.00       0009   The Goldman Sachs         To purchase and originate
                            Performance Fund                                   Group, Inc.               publicly and privately
                            Limited                                                                      issued fixed income
                                                                                                         securities.
Ireland          6115       GS Multi-Currency              100.00       0009   The Goldman Sachs         Incorporated to subscribe
                            European Performance                               Group, Inc.               for USD, GDP and Euro
                            Fund Limited                                                                 notes in GS European
                                                                                                         Performance Fund Limited
                                                                                                         and issue single currency
                                                                                                         Euro notes to the Investor.
United Kingdom   0768       Mont Blanc                     100.00       0762   ELQ Investors, Ltd        Non performing loan
                            Acquisitions Ltd                                                             portfolio investments.
Delaware         0250       Goldman Sachs Global            99.00       0009   The Goldman Sachs         1% general partner of
                            Holdings L.L.C.                                    Group, Inc.               various Goldman Sachs
                                                                                                         entities.
Delaware         0430       GS Hull Holding, Inc.          100.00       0009   The Goldman Sachs         One of the member owners
                                                                               Group, Inc.               of Hull.
Delaware         0530       GSEM (Del) Inc.                100.00       0009   The Goldman Sachs         General partner for GS
                                                                               Group, Inc.               Equity Market, L.P.
                                                                                                         (Bermuda).
Delaware         0531       GSEM (Del) LLC                 100.00       0530   GSEM (Del) Inc.           Holding company for GS
                                                                                                         Equity Market, L.P.
                                                                                                         (Bermuda).
Bermuda          0211       GS Equity Markets,              99.00       0531   GSEM (Del) LLC            Proprietary trader of
                            L.P. (Bermuda)                                                               Structured Equity Products.
Isle of Jersey   6107       Goldman Sachs                  100.00       0201   Goldman Sachs             The company acts as an
                            (Jersey) Limited                                   International             issuer of securitized
                                                                                                         derivatives in the UK
                                                                                                         market
Luxembourg       0321       Goldman Sachs Fund              99.00       0700   Goldman Sachs (UK)        Management company for
                            Management S.A.                                    L.L.C.                    German Bond Fund.
Netherlands      0842       Goldman Sachs Trading           99.75       0801   J. Aron & Company         Non-regulated entity
                            and Clearing Services                                                        established to employ
                            (Netherlands) B.V.                                                           traders in Rotterdam.
Italy            1280       Goldman Sachs                  100.00       0690   Goldman Sachs             Financial
                            (Espana), S.A.                                     (Netherlands) B.V.        advisory/investment
                                                                                                         banking entity.
United Kingdom   0705       Fleet Trade &                  100.00       0709   Goldman Sachs Group       The company undertakes
                            Transport Limited                                  Holdings (U.K.)           commodities trading in oil
                                                                                                         and shipping operations,
                                                                                                         principally vessel
                                                                                                         chartering.
United Kingdom   0730       Goldman Sachs                  100.00       0709   Goldman Sachs Group       London based bank involved
                            International Bank                                 Holdings (U.K.)           in loan origination,
                                                                                                         secondary dealing in bank
                                                                                                         loans and related
                                                                                                         activities
United Kingdom   0810       J. Aron & Company               99.00       0220   Goldman Sachs Holdings    U.K. dealer in
                            (U.K.)                                             (U.K.)                    commodities; registered
                                                                                                         with The Financial
                                                                                                         Services Authority.
United Kingdom   6100       Goldman Sachs Europe            99.00       0220   Goldman Sachs Holdings    Agency stock lending
                                                                               (U.K.)                    business.
United Kingdom   0240       Goldman Sachs Asset             99.00       0220   Goldman Sachs Holdings    Offers equity, fixed
                            Management                                         (U.K.)                    income portfolio and
                            International                                                                mutual fund management
                                                                                                         services in London.
Germany          0105       Archon Group                   100.00       0104   Archon International,     Provides consultancy on
                            Deutschland GmbH                                   Inc.                      economic and technical
                                                                                                         aspects of investment in
                                                                                                         real estate. Set up to
                                                                                                         support Archon's
                                                                                                         activities in Germany.
Germany          0137       Delmora Bank GmbH              100.00       0104   Archon International,     Performing and non
                                                                               Inc.                      performing loan portfolio
                                                                                                         servicer.
Netherlands      0170       Singel Cool One B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
Netherlands      0171       Singel Cool Two B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
France           0172       Archon Group (France)           99.98       0170   Singel Cool One B.V.      Provides real estate loan
                                                                                                         and property asset
                                                                                                         management as well as
                                                                                                         underwriting services.
Delaware         0683       Goldman Sachs Hedge             99.00       0009   The Goldman Sachs         Registered as a Commodity
                            Fund Strategies LLC                                Group, Inc.               Pool Operator and a
                                                                                                         Commodity Trading Advisor
                                                                                                         with the Commodity Futures
                                                                                                         Trading Commission and is a
                                                                                                         member of the National
                                                                                                         Futures Association in such
                                                                                                         capacities, and is
                                                                                                         registered with the
                                                                                                         Securities and Exchange
                                                                                                         Commission as an
                                                                                                         investment adviser.
Delaware         0080       Goldman Sachs                  100.00       0009   The Goldman Sachs         Owns 1% of Goldman Sachs
                            Financial Markets                                  Group, Inc.               Financial Markets, L.P.
                            L.L.C.
Delaware         6051       Goldman Sachs                   99.00       0009   The Goldman Sachs         OTC derivatives dealer.
                            Financial Markets,                                 Group, Inc.
                            L.P.
United States    0808       River North                    100.00       0009   The Goldman Sachs         Technology hosting.
                            Technologies, INC.                                 Group, Inc.
Delaware         0106       Goldman Sachs                   99.00       1503   MLQ Investors, L.P.       Limited partnership
                            Commercial Mortgage                                                          designed to invest in
                            Capital, L.P.                                                                commercial mortgages.
New York         1502       Goldman Sachs                   99.00       0009   The Goldman Sachs         Purchases and sells
                            Mortgage Company                                   Group, Inc.               residential and commercial
                                                                                                         mortgages for its own
                                                                                                         account.
Delaware         1503       MLQ Investors, L.P.             99.00       0009   The Goldman Sachs         Holds certain mortgage
                                                                               Group, Inc.               properties for liquidation.
Delaware         1510       Main Street Mortgage            99.00       0009   The Goldman Sachs         Florida subsidiary
                            Company, Limited                                   Group, Inc.               acquired to service
                            Partnership                                                                  mortgage portfolios
                                                                                                         (primarily those held by
                                                                                                         Goldman Sachs Mortgage
                                                                                                         Company).
Delaware         1512       GS Mortgage                    100.00       0009   The Goldman Sachs         Formed to issue bond or
                            Securities                                         Group, Inc.               trusts collateralized by
                            Corporation II                                                               commercial mortgage pools.
Delaware         1515       Strategic Mortgage              99.00       0009   The Goldman Sachs         To hold debt and equity
                            Holdings, L.P.                                     Group, Inc.               interests in a Canadian
                                                                                                         broker business.
United States    1521       GRMT, Ltd.                     100.00       1502   Goldman Sachs Mortgage    Entity established to
                                                                               Company                   purchase a performing
                                                                                                         sub-prime pool of
                                                                                                         residential mortgage loans.
United States    1526       SMH II, LLC                    100.00       1515   Strategic Mortgage        Entity established to
                                                                               Holdings, L.P.            facilitate structured
                                                                                                         financing.
United States    1527       Deerwood Corp.                 100.00       0009   The Goldman Sachs         To hold and sell
                                                                               Group, Inc.               manufactured housing loans.
Delaware         1534       Goldman Sachs Asset            100.00       0009   The Goldman Sachs         Acquisition and
                            Backed Securities                                  Group, Inc.               disposition of asset
                            Corp.                                                                        backed securities.
Delaware         2201       Mortgage Asset                 100.00       0009   The Goldman Sachs         Performs administrative
                            Management Corp.                                   Group, Inc.               services related to
                                                                                                         issuance of collateralized
                                                                                                         mortgage obligations GS
                                                                                                         Mortgage Security Corp.
Delaware         2202       GS Mortgage                    100.00       0009   The Goldman Sachs         Issues bonds and/or form
                            Securities Corp.                                   Group, Inc.               trusts to issue bonds
                                                                                                         collateralized by pools of
                                                                                                         mortgage related
                                                                                                         securities.
Delaware         0101       Archon Gen-Par, Inc.           100.00       0009   The Goldman Sachs         1% general partner of
                                                                               Group, Inc.               Archon Group, L.P.
Delaware         0104       Archon International,          100.00       2200   GS Financial Services     Holds investments in
                            Inc.                                               L.P. (Del)                Archon Group Italia S.r.l
                                                                                                         and Archon Group
                                                                                                         International, Inc.
Netherlands      0793       Blossom Holding III BV         100.00       2400   GS European               GS European Opportunities
                                                                               Opportunities             Fund BV subsidary for Ihr
                                                                               Investment Fund B.V.      Platz Investment
United Kingdom   0772       CDV-3, LTD                     100.00       0762   ELQ Investors, Ltd        To hold a portfolio of non
                                                                                                         performing loans in Czech
                                                                                                         Republic.
Netherlands      1491       Ares (Real Estate)              50.00       2200   GS Financial Services     Established to hold real
                            B.V.                                               L.P. (Del)                estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Netherlands      1491       Ares (Real Estate)              50.00       M.I.%  Outside investors         Established to hold real
                            B.V.                                                                         estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Italy            1493       Ares Finance S.r.l.             50.00       0009   The Goldman Sachs         A securitization vehicle
                                                                               Group, Inc.               established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Italy            1493       Ares Finance S.r.l.             50.00       M.I.%  Outside investors         A securitization vehicle
                                                                                                         established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Delaware         1523       CDV-1 Holding Company          100.00       1513   MTGLQ Investors, L.P.     General partner for CDV-1
                            Gen-Par, L.L.C.                                                              Holding Company, LP.
United Kingdom   1524       CDV-1, Ltd.                     91.62       1525   CDV-1 Holding Company,    Set up as a UK-based
                                                                               L.P.                      entity to hold
                                                                                                         non-performing loans.
Delaware         1525       CDV-1 Holding                   89.78       1513   MTGLQ Investors, L.P.     Set up as a partnership to
                            Company, L.P.                                                                own CDV-1, Ltd.
United Kingdom   1528       CDV-2, Ltd.                     90.00       0762   ELQ Investors, Ltd        Entity established to hold
                                                                                                         Czech loan portfolios.
Delaware         2200       GS Financial Services          100.00       0009   The Goldman Sachs         Financing and holding
                            L.P. (Del)                                         Group, Inc.               company for various GS
                                                                                                         entities.
British Virgin   0920       Goldman Sachs                  100.00       1001   Goldman Sachs Global      Expatriate and TCN dual
Islands                     Services (B.V.I.)                                  Services II Limited       contract employment
                            Limited                                                                      vehicle.

Cayman Islands   1000       Goldman Sachs Global           100.00       0009   The Goldman Sachs         Non-regulated entity which
                            Services I Limited                                 Group, Inc.               employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
Cayman Islands   1001       Goldman Sachs Global            99.00       1222   Goldman Sachs (Cayman)    Non-regulated entity that
                            Services II Limited                                Holding Company           employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
New Jersey       0091       GSJC 50 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0092       GSJC Land L.L.C.               100.00       0009   The Goldman Sachs         Land owner - Jersey City
                                                                               Group, Inc.
New Jersey       0093       GSJC 30 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0094       GSJC Master Lessee             100.00       0009   The Goldman Sachs         Master lessee for
                            L.L.C.                                             Group, Inc.               construction project in
                                                                                                         Jersey City
New Jersey       0096       MLK Drive Urban                100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0097       PH Pier Management LLC         100.00       0092   GSJC Land L.L.C.          Purchasing, investing in,
                                                                                                         financing, selling,
                                                                                                         leasing and otherwise
                                                                                                         dealing with direct and
                                                                                                         indirect interests in real
                                                                                                         estate assets (including
                                                                                                         mortgage loans) and in
                                                                                                         companies or entities
                                                                                                         owning, leasing and
                                                                                                         otherwise operating and
                                                                                                         maintaining such asset
New York         0487       SLK LLC                         99.00       0009   The Goldman Sachs         General partner of Goldman
                                                                               Group, Inc.               Sachs Execution &
                                                                                                         Clearing, L.P. (f/k/a
                                                                                                         Spear, Leeds & Kellogg,
                                                                                                         LP.)
Delaware         0488       SLK Acquisition                100.00       0009   The Goldman Sachs         Holding company owning 1%
                            Holdings, Inc.                                     Group, Inc.               membership interest in SLK
                                                                                                         LLC.
Delaware         0533       Federal Boulevard,             100.00       0009   The Goldman Sachs         Established to purchase a
                            L.L.C.                                             Group, Inc.               data center.
United Kingdom   0201       Goldman Sachs                   99.00       0220   Goldman Sachs Holdings    Broker/dealer which
                            International                                      (U.K.)                    engages in proprietary and
                                                                                                         agency transactions in the
                                                                                                         fixed income, equity, and
                                                                                                         currency markets; provides
                                                                                                         Investment banking services
                                                                                                         in Europe.
Delaware         0313       Goldman Sachs Asset             99.00       0009   The Goldman Sachs         Offers wide range of
                            Management, L.P.                                   Group, Inc.               investment advisory
                                                                                                         services and is holding
                                                                                                         company for Goldman Sachs
                                                                                                         Asset Management Japan
                                                                                                         Limited.
Delaware         0314       Stone Street Pep               100.00       0009   The Goldman Sachs         Consolidated employee fund.
                            Technology Fund 2000,                              Group, Inc.
                            L.P.
Delaware         0686       Goldman Sachs Liquid           100.00       0009   The Goldman Sachs         To facilitate the
                            Trading Opportunities                              Group, Inc.               consolidation of the GSAM
                            Fund, LLC                                                                    fund Seed Investments.
Delaware         0688       Goldman Sachs Core             100.00       0009   The Goldman Sachs         To achieve attractive
                            Long/Short Portfolio,                              Group, Inc.               risk-adjusted returns
                            L.P.                                                                         primarily by taking long
                                                                                                         and short positions in
                                                                                                         individual US equity
                                                                                                         securities.
Monaco           0227       Goldman Sachs                  100.00       0709   Goldman Sachs Group       IMD/PWM business
                            (Monaco) S.A.M.                                    Holdings (U.K.)           development in Monaco,
                                                                                                         Middle East area and
                                                                                                         France.
France           0851       Goldman Sachs Paris             99.00       0001   Goldman, Sachs & Co.      Activities : IBD,
                            Inc. et Cie                                                                  Equities, GSAM,
                                                                                                         derivatives with Mexican
                                                                                                         counterparts. Regulated by
                                                                                                         the Commission Bancaire.
New York         0484       SLK Index Specialists          100.00       0495   Goldman Sachs             Specialist and
                            L.L.C.                                             Execution & Clearing,     market-maker in various
                                                                               L.P.                      Exchange Traded Funds
                                                                                                         (ETFs) and options on ETFs
                                                                                                         which are traded on the
                                                                                                         AMEX.
New York         0485       Spear, Leeds &                 100.00       0495   Goldman Sachs             NYSE stock specialist firm
                            Kellogg Specialists                                Execution & Clearing,     on 2 stocks in Dow Jones
                            LLC                                                L.P.                      and 17 stocks in the S&P
                                                                                                         500.
New York         0495       Goldman Sachs                  100.00       0487   SLK LLC                   Broker Dealer (SEC File
                            Execution & Clearing,                                                        No. 8-00526), proprietary
                            L.P.                                                                         trading, and customer
                                                                                                         business clearing firm.
France           0763       Resimarne SAS                   86.00       0762   ELQ Investors, Ltd        Purchase of Euro Disney
                                                                                                         resort buildings.
France           0766       Percier Finance SAS             90.00       0762   ELQ Investors, Ltd        Investment company.
Portugal         0767       Fleet Properties,               99.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         Compra e Venda de
                                                                                                         acquisitions of real
                                                                                                         Imoveis, Lda estate from
                                                                                                         PMF-1 Ltd.
United Kingdom   2403       PMF-1, Ltd.                     95.00       0762   ELQ Investors, Ltd        Set-up for the purpose of
                                                                                                         acquiring a portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages.
United Kingdom   2404       PMF-2, LTD                      75.00       2400   GS European               Set-up for the purpose of
                                                                               Opportunities             acquiring a 95%
                                                                               Investment Fund B.V.      participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
United Kingdom   2404       PMF-2, LTD                      25.00       M.I.%  Outside investors         Set-up for the purpose of
                                                                                                         acquiring a 95%
                                                                                                         participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
Australia        2326       501-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Australia        2327       201-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2325       Rothmill Investment            100.00       2320   GS Diversified            Set up as part of an AMSSG
                            Company                                            Investments Limited       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2328       ACP Partnership                100.00       2324   Wyndham Investments II    Set up as part of an AMSSG
                            Services                                           Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2321       GS Diversified                 100.00       2322   GS DIversified Funding    Set up as part of an AMSSG
                            Holdings Limited                                   LLC                       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2323       Wyndham Investments I           86.67       2200   GS Financial Services     Set up as part of an AMSSG
                            Limited                                            L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2324       Wyndham Investments            100.00       2323   Wyndham Investments I     Set up as part of an AMSSG
                            II Limited                                         Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2330       Lorraine Funding               100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                            Limited                                            Holding Company           Structured Investing Group
                                                                                                         transaction.
France           0413       Laffitte                        90.00       2331   Chiltern Trust            Set up as part of an AMSSG
                            Participation 10                                                             Structured Investing Group
                                                                                                         transaction.
France           0414       Laffitte                       100.00       0413   Laffitte Participation    Set up as part of an AMSSG
                            Participation 12                                   10                        Structured Investing Group
                                                                                                         transaction.
United States    0415       GS Longport                    100.00       0414   Laffitte Participation    Set up as part of an AMSSG
                            Investment Corporation                             12                        Structured Investing Group
                                                                                                         transaction.
United States    0416       GS Oceanside                   100.00       0415   GS Longport Investment    Set up as part of an AMSSG
                            Investments LLC                                    Corporation               Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   2331       Chiltern Trust                  95.00       2200   GS Financial Services     Formed in connection with
                                                                               L.P. (Del)                a third party funding
                                                                                                         transaction.
Cayman Islands   0186       Elbe Funding Limited           100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                                                                               Holding Company           Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0187       Rhys Trust                      95.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0188       Sapien Limited                 100.00       0187   Rhys Trust                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0189       Sargasso Limited               100.00       0188   Sapien Limited            Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0410       Minerva L.P.                    99.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         0411       Minerva Inc.                   100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0691       GS A320 LLC                    100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
United States    0692       GS RJX Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
Delaware         2228       Luge LLC                       100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2234       Mehetia Holdings Inc.           50.00       2236   GS Mehetia LLC            Parent company of Luge
                                                                                                         LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2234       Mehetia Holdings Inc.           30.00       2237   GS Mehetia Partnership    Parent company of Luge
                                                                               LP                        LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2235       GS Mehetia Corp.               100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2236       GS Mehetia LLC                 100.00       0009   The Goldman Sachs         Parent company of GS
                                                                               Group, Inc.               Mehetia Holdings Inc.
Delaware         2237       GS Mehetia                      99.00       2236   GS Mehetia LLC            Set up as part of an AMSSG
                            Partnership LP                                                               Structured Investing Group
                                                                                                         transaction.
Delaware         2238       Mehetia Inc.                   100.00       2234   Mehetia Holdings Inc.     Formed in connection with
                                                                                                         a third party funding
                                                                                                         transaction.
Delaware         2239       Carrera2 LLC                   100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2284       GS Global Markets,             100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Inc.                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2299       Energy Center                  100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Holdings, LLC                                      Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    2301       GS 737 Classics                100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Leasing LLC                                        Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2302       GS Funding                     100.00       2303   GS Funding                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities II LLC      Structured Investing Group
                                                                                                         transaction.
Delaware         2303       GS Funding                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities II LLC                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2320       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2322       GS DIversified                 100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                            Funding LLC                                        Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0554       GS Capital                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities LLC                                  L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0555       GS Financing                   100.00       0554   GS Capital                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities LLC         Structured Investing Group
                                                                                                         transaction.

Delaware         0190       GS Capital Partners            100.00       0009   The Goldman Sachs         Consolidated financials
                            2000 Employee Fund,                                Group, Inc.               for approximately twenty
                            L.P.                                                                         Principal Investments
                                                                                                         employee funds.
Delaware         0532       GS Prime Holdings              100.00       0009   The Goldman Sachs         Acquired as part of the
                            L.L.C.                                             Group, Inc.               Linden Venture.
Delaware         0948       GS Linden Power                100.00       0009   The Goldman Sachs         Consolidated financials
                            Holdings LLC                                       Group, Inc.               for six entities acquired
                                                                                                         as part of the Linden
                                                                                                         acquisition.
Singapore        0802       J. Aron & Company              100.00       0805   Goldman Sachs Foreign     Singapore based entity
                            (Singapore) Pte.                                   Exchange (Singapore)      that deals in commodities
                                                                               PTE.                      in the spot, forward and
                                                                                                         future markets.
Delaware         0100       Archon Group, L.P.              99.00       0009   The Goldman Sachs         Real estate property/asset
                                                                               Group, Inc.               manager owned by The
                                                                                                         Goldman Sachs Group, Inc.
Delaware         0107       Goldman Sachs                  100.00       1503   MLQ Investors, L.P.       Acts as a general partner
                            Commercial Mortgage                                                          of Archon Financial L.P.
                            Capital, LLC
New York         1501       Goldman Sachs Real             100.00       0009   The Goldman Sachs         1% corporate general
                            Estate Funding Corp.                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mortgage Company.
Delaware         1506       MLQ, L.L.C.                     99.00       0009   The Goldman Sachs         1% general partner of MLQ
                                                                               Group, Inc.               Investors, L.P. and MTGLQ
                                                                                                         Investors, L.P.
Delaware         1516       Strategic Mortgage             100.00       0009   The Goldman Sachs         General partner of
                            Holdings, Inc.                                     Group, Inc.               Strategic Mortgage
                                                                                                         Holdings, LP.
Japan            0406       Bay Wind Realty                 40.00       1503   MLQ Investors, L.P.       Real estate business.
                            Finance (Cayman)
                            Company
Japan            0406       Bay Wind Realty                 53.48       M.I.%  Outside investors         Real estate business.
                            Finance (Cayman)
                            Company
Japan            0552       South Wind Realty               46.52       1503   MLQ Investors, L.P.       Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0552       South Wind Realty               41.85       M.I.%  Outside investors         Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0307       Goldman Sachs Realty           100.00       1503   MLQ Investors, L.P.       Liaison services and other
                            Japan Ltd.                                                                   activities with respect to
                                                                                                         real estate loans,
                                                                                                         transactions in or outside
                                                                                                         of Japan; holds leases for
                                                                                                         Japan based entities,
                                                                                                         Japanese real estate agent
                                                                                                         services; serving as
                                                                                                         holding company of real
                                                                                                         estate loan Special Purpose
                                                                                                         Companies (SPCs).
Japan            0310       A&G Investments Co.,           100.00       0307   Goldman Sachs Realty      Non-performing loan
                            Ltd.                                               Japan Ltd.                investment.
Japan            0324       Palmwood Co., Ltd.             100.00       0307   Goldman Sachs Realty      Holding loans purchased
                                                                               Japan Ltd.                from PIAJ, Hyogin Factor,
                                                                                                         NED and Midori Card.
Delaware         0329       GS Strategic                   100.00       0009   The Goldman Sachs         Holds equity in private
                            Investments Japan LLC                              Group, Inc.               and public entities in
                                                                                                         Japan, TK arrangements in
                                                                                                         Japan, SPCs that hold
                                                                                                         investments
                                                                                                         (equity/loans/REO) in
                                                                                                         Japan, and US SPCs that
                                                                                                         have US investments that
                                                                                                         are a result of Japan
                                                                                                         business activities.
Japan            0330       Jupiter Investment             100.00       1503   MLQ Investors, L.P.       Holds Haseko and MyPrint
                            Co., Ltd.                                                                    shares and other equities.
Japan            0332       Lime Green Co., Ltd.           100.00       1503   MLQ Investors, L.P.       Purchasing and selling
                                                                                                         loans.
Japan            0333       CFGI Co., Ltd.                 100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans. Owns hotels.
Malaysia         0334       Mercer Investments IV           50.00       0160   Goldman Sachs (Asia)      Investment in the Cho Hung
                            Private Ltd.                                       Finance                   Bank deal.
Malaysia         0334       Mercer Investments IV           50.00       M.I.%  Outside investors         Investment in the Cho Hung
                            Private Ltd.                                                                 Bank deal.
Korea            0337       Express                        100.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Japan            0340       R & G Co., Ltd.                 93.33       0307   Goldman Sachs Realty      Invests in non-performing
                                                                               Japan Ltd.                loans.
Malaysia         0344       Mercer Investments V           100.00       0160   Goldman Sachs (Asia)      Investment in
                            Private Ltd.                                       Finance                   non-performing assets.
Korea            0345       Express II                      60.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Korea            0345       Express II                      40.00       M.I.%  Outside investors         Invest in Cho Hung bank
                            Securitization                                                               deal.
                            Specialty L.L.C.
Japan            0347       GAC Personal Co., Ltd.         100.00       0307   Goldman Sachs Realty      Purchasing residential
                                                                               Japan Ltd.                loans from Chiyoda Life.
Japan            0356       Archon Hospitality             100.00       0307   Goldman Sachs Realty      Holding company for
                            Co., Ltd.                                          Japan Ltd.                certain hotel entities.
Japan            0357       Leaf Green Co., Ltd            100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans.
Japan            0358       Linden Wood, Ltd.              100.00       1503   MLQ Investors, L.P.       Purchase of non-performing
                                                                                                         loans.
Japan            0359       Solar Wind Ltd.                100.00       1503   MLQ Investors, L.P.       Purchasing loans from SMBC.
Japan            0408       Prime Equity Co., Ltd.         100.00       0409   MG Partners Co., Ltd.     Real estate business.
Japan            0409       MG Partners Co., Ltd.          100.00       2313   Solar Wind TK             Real estate business.
                                                                                                         Consolidation of Japan
                                                                                                         entity.
Japan            0499       Kansai Realty Co.,             100.00       0409   MG Partners Co., Ltd.     Real estate business.
                            Ltd.
Japan            0501       Hyogo Wide Service             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0502       Midori Data Co., Ltd.          100.00       2309   GAC Personal TK           Guarantee loan purchased
                                                                                                         from RCC.
Japan            0503       Wakaba Hoken Daiko             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0504       Minami Aoyama                  100.00       0307   Goldman Sachs Realty      Land assemblage.  Partial
                            Kaihatsu Co., Ltd.                                 Japan Ltd.                owner of GS Headquarters
                                                                                                         LLC.
Japan            0791       Nihon Endeavor Fund             66.66       0307   Goldman Sachs Realty      Purchasing loan (SMBC
                            Co., Ltd.                                          Japan Ltd.                Rivival Fund).
Japan            0791       Nihon Endeavor Fund             33.34       M.I.%  Outside investors         Purchasing loan (SMBC
                            Co., Ltd.                                                                    Rivival Fund).
Japan            1990       Keyakizaka Finance             100.00       2200   GS Financial Services     Money lending business.
                            Co., Ltd.                                          L.P. (Del)
Japan            1991       Goldman Sachs Japan            100.00       2200   GS Financial Services     Money lending business.
                            Finance K.K.                                       L.P. (Del)
Japan            1993       CMA Co., Ltd.                  100.00       1994   Linden Wood IIS TK        Consolidation of Japan
                                                                                                         entity.
Japan            1994       Linden Wood IIS TK              75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Japan            1995       Linden Wood IIS Ltd.           100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            1996       Merchant Support Co.,          100.00       0307   Goldman Sachs Realty      Merchant joint venture.
                            Ltd.                                               Japan Ltd.
Japan            1997       Real Estate Creation           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Fund Co., Ltd.                                     Japan Ltd.                entity.
Japan            1998       REC Investments Co.,           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            1999       Solar Wind II Ltd.             100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            2000       Solar Wind II TK                75.00       2356   Kirl (Delawar)e LLC       Consolidation of Japan
                                                                                                         entity.
Japan            2003       Kawasaki Holdings               71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2004       Shiroganeya Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2005       White Ocean Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2006       Merchant Capital Co.,          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Co., Ltd.                                          Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Delaware         2204       Best Investments               100.00       2200   GS Financial Services     Holding company for
                            (Delaware) L.L.C.                                  L.P. (Del)                Express Securitization
                                                                                                         Specialty L.L.C. and
                                                                                                         Express II Securitization
                                                                                                         Specialty L.L.C.
Japan            2300       Minato Debt                    100.00       1503   MLQ Investors, L.P.       Core servicer for loan and
                            Collection K.K.                                                              real estate SPCs in Japan.
Japan            2309       GAC Personal TK                 95.00       2200   GS Financial Services     Purchasing residential
                                                                               L.P. (Del)                loans from Chiyoda Life.
Japan            2311       Linden Wood TK                  75.00       2200   GS Financial Services     Purchase of distressed
                                                                               L.P. (Del)                loans.
Japan            2312       Leaf Green TK                   45.51       0160   Goldman Sachs (Asia)      Purchase of non-performing
                                                                               Finance                   loans.
Japan            2312       Leaf Green TK                   49.49       M.I.%  Outside investors         Purchase of non-performing
                                                                                                         loans.
Japan            2313       Solar Wind TK                   75.00       2356   Kirl (Delawar)e LLC       Purchase of distressed
                                                                                                         loans.
Japan            2314       Nihon Endeavor Fund TK          55.04       0009   The Goldman Sachs         Purchase of distressed
                                                                               Group, Inc.               loans
Japan            2314       Nihon Endeavor Fund TK          41.56       M.I.%  Outside investors         Purchase of distressed
                                                                                                         loans
Japan            2315       Kyushu Hotel                   100.00       0307   Goldman Sachs Realty      Management of hotel.
                            Management Co., Ltd.                               Japan Ltd.
Cayman Islands   6001       JLQ LLC                        100.00       2200   GS Financial Services     Entity established for the
                                                                               L.P. (Del)                purchase of loans.
Japan            6005       JTGLQ Company                  100.00       2200   GS Financial Services     Group is primarily
                                                                               L.P. (Del)                involved in the
                                                                                                         acquisition of
                                                                                                         non-performing corporate
                                                                                                         loans from lending
                                                                                                         operations.
Japan            6006       JTGLQ TK                        32.33       6001   JLQ LLC                   Purchase of non-performing
                                                                                                         corporate loans.
Japan            6006       JTGLQ TK                        67.67       6005   JTGLQ Company             Purchase of non-performing
                                                                                                         corporate loans.

Japan            6007       Nasu Urban Properties          100.00       6001   JLQ LLC                   Holding property of
                            Co., Ltd.                                                                    Japanese style hotel,
                                                                                                         "Ouan".
Japan            0398       ReC Investments TK              69.00       0329   GS Strategic              Consolidation of Japan
                                                                               Investments Japan LLC     entity.
Japan            0398       ReC Investments TK              26.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0399       Real Estate Creation            85.00       0398   ReC Investments TK        Consolidation of Japan
                            Fund TK                                                                      entity.
Hong Kong        2353       FJT (HK) Limited                30.00       0165   Goldman Sachs (Asia)      To hold a hotel property
                                                                               Finance Holdings L.L.C.   in China.
Hong Kong        2353       FJT (HK) Limited                70.00       M.I.%  Outside investors         To hold a hotel property
                                                                                                         in China.
Japan            2015       Blue Daisy Co., Ltd.            50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2015       Blue Daisy Co., Ltd.            50.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0173       Toriizaka Kaihatsu              28.50       0329   GS Strategic              Consolidation of Japan
                            Co., Ltd.                                          Investments Japan LLC     entity.
Japan            0173       Toriizaka Kaihatsu              71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2354       Linden Wood II Ltd.             75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Cayman Islands   1222       Goldman Sachs                   97.00       0009   The Goldman Sachs         Holding company for
                            (Cayman) Holding                                   Group, Inc.               Goldman, Sachs & Co. oHG,
                            Company                                                                      Goldman, Sachs & Co. Bank,
                                                                                                         Goldman Sachs (Cayman)
                                                                                                         Trust Limited, GS Asia LLC,
                                                                                                         Goldman Sachs Global
                                                                                                         Services II Limited, and GS
                                                                                                         Asia Pacific LLC.
United Kingdom   0220       Goldman Sachs                  100.00       0709   Goldman Sachs Group       Non-regulated holding
                            Holdings (U.K.)                                    Holdings (U.K.)           company for U.K. entities.
United Kingdom   0226       Signum Limited                 100.00       0700   Goldman Sachs (UK)        Entity used to report all
                                                                               L.L.C.                    consolidated Signum
                                                                                                         variable interest entities
                                                                                                         under FIN-46R.  (Not a
                                                                                                         legal entity - set up for
                                                                                                         SPV consolidation process
                                                                                                         only)
Delaware         0700       Goldman Sachs (UK)             100.00       0009   The Goldman Sachs         Non-regulated holding
                            L.L.C.                                             Group, Inc.               company for Goldman Sachs
                                                                                                         Group Holdings (U.K.)
United Kingdom   0709       Goldman Sachs Group            100.00       0700   Goldman Sachs (UK)        Holding company.  Owns
                            Holdings (U.K.)                                    L.L.C.                    100% of Fleet Trade; 100%
                                                                                                         of Goldman Sachs
                                                                                                         International Bank; and
                                                                                                         minority interest in a
                                                                                                         number of UK entities.
United Kingdom   1244       Killingholme Power             100.00       0709   Goldman Sachs Group       Acquired as part of an
                            Group Limited                                      Holdings (U.K.)           AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1245       Killingholme                   100.00       1247   Killingholme Holdings     Acquired as part of an
                            Generation Limited                                 Limited                   AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1246       Killingholme Power             100.00       1245   Killingholme              Acquired as part of an
                            Limited                                            Generation Limited        AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1247       Killingholme Holdings          100.00       1244   Killingholme Power        Acquired as part of an
                            Limited                                            Group Limited             AMSSG Structured Investing
                                                                                                         Group transaction.
Cayman Islands   1539       Dunvegan Investments,          100.00       0220   Goldman Sachs Holdings    Investment company.
                            Ltd.                                               (U.K.)
United Kingdom   0291       GS Global Funding              100.00       0201   Goldman Sachs             Was holding a Far East
                            (UK) Limited                                       International             structured finance deal
                                                                                                         which has been unwound.
Delaware         0760       Goldman Sachs                   99.00       0009   The Goldman Sachs         Non-regulated Delaware
                            Overseas Finance, L.P.                             Group, Inc.               limited partnership formed
                                                                                                         to issue debt notes in
                                                                                                         back to back relationships
                                                                                                         with affiliates.
Delaware         0860       Goldman Sachs (UK)              99.00       0700   Goldman Sachs (UK)        Holding company which owns
                            L.L.C. III                                         L.L.C.                    Goldman Sachs Asset
                                                                                                         Management Holdings
United Kingdom   0862       Goldman Sachs Asset            100.00       0860   Goldman Sachs (UK)        Non-regulated holding
                            Management Holdings                                L.L.C. III                company formed in
                                                                                                         connection with CIN
                                                                                                         Management.
United Kingdom   0863       CIN Management                 100.00       0862   Goldman Sachs Asset       U.K. based asset
                                                                               Management Holdings       management company for
                                                                                                         British Coal pension
                                                                                                         funds. Company has ceased
                                                                                                         to trade and awaiting
                                                                                                         liquidation
Cayman Islands   2224       GS Global Funding              100.00       2223   GS Global Funding, Inc.   Holding company for
                            (Cayman) Limited                                                             Hechshire Limited.
United Kingdom   2225       Hechshire Limited              100.00       2224   GS Global Funding         Entity established to
                                                                               (Cayman) Limited          facilitate structured
                                                                                                         financing, specifically a
                                                                                                         loan note issuance by
                                                                                                         Goldman Sachs
                                                                                                         International.
United States    2020       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            III, LLC                                           LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2021       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            IV, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2022       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            V, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2001       GS Wind Holdings LLC           100.00       2298   GSFS Investments I        Holding company for
                                                                               Corp.                     acquisition of Zilkha
                                                                                                         Renewable Energy.
United States    2002       GS Macro Investments            88.89       1513   MTGLQ Investors, L.P.     Set up as part of an AMSSG
                            LLC                                                                          Structured Investing Group
                                                                                                         transaction.
United States    2007       GSGF Investments Inc.          100.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2008       GS Macro Investments           100.00       0009   The Goldman Sachs         Entity does not legally
                            2006 LLC                                           Group, Inc.               exist; in DBS for systems
                                                                                                         testing purposes.
United States    2009       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            II, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2010       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            I, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2011       Forres LLC                     100.00       2007   GSGF Investments Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2012       Ellon LLC                      100.00       2011   Forres LLC                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2223       GS Global Funding,             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Inc.                                               L.P. (Del)                company for structured
                                                                                                         investments.
Delaware         2231       GSGF Mortgage I Co.             81.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2232       GSGF Mortgage II Co.           100.00       2231   GSGF Mortgage I Co.       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2258       GS Global Partners LLC         100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2279       GS Mortgage I                  100.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Holdings, LLC                                      Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2298       GSFS Investments I             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Corp.                                              L.P. (Del)                company for structured
                                                                                                         investments.
United States    2343       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance I, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2344       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance II, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2345       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance III, LLC                                   L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2346       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance IV, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2347       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance V, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2349       GS Diversified                  99.99       2200   GS Financial Services     Formed to facilitate a
                            Holdings II LLC                                    L.P. (Del)                client transaction.
Singapore        0804       Goldman Sachs                  100.00       0805   Goldman Sachs Foreign     Singapore based broker,
                            (Singapore) Pte.                                   Exchange (Singapore)      fund manager and
                                                                               PTE.                      investment banking advisor.
Philippines      6151       Astoria Investments            100.00       0160   Goldman Sachs (Asia)      The Company owns
                            Ventures, Inc.                                     Finance                   approximately 18.6% of the
                                                                                                         ERP shares issued by a
                                                                                                         Philippine metro operating
                                                                                                         company.
Delaware         0135       Goldman Sachs (China)           99.00       0009   The Goldman Sachs         Representative offices in
                            L.L.C.                                             Group, Inc.               Beijing and Shanghai.
Hong Kong        0435       Hull Trading Asia              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
                            Limited
Delaware         0118       Goldman Sachs (Asia)            99.00       1222   Goldman Sachs (Cayman)    Formed to assume Goldman
                            L.L.C.                                             Holding Company           Sachs (Asia) Securities
                                                                                                         Limited's non-exchange
                                                                                                         business in Hong Kong. Also
                                                                                                         has a representative in
                                                                                                         Bangkok, Thailand.
Hong Kong        0120       Goldman Sachs (Asia)            99.00       0009   The Goldman Sachs         Hong Kong based entity
                            Securities Limited                                 Group, Inc.               that executes agency
                                                                                                         transactions for affiliates
                                                                                                         on the Hong Kong stock
                                                                                                         exchange. Non-exchange
                                                                                                         business was transferred to
                                                                                                         Goldman Sachs (Asia) LLC in
                                                                                                         the first quarter of fiscal
                                                                                                         1995.
Hong Kong        0786       Goldman Sachs Futures           99.00       0801   J. Aron & Company         Entity which conducts Hong
                            (Asia) Limited                                                               Kong Futures Exchange
                                                                                                         (HKFE) business for
                                                                                                         affiliates through an
                                                                                                         outside broker. HKFE member
                                                                                                         and commodities dealer;
                                                                                                         registered with the Hong
                                                                                                         Kong Securities and Futures
                                                                                                         Commission.
Italy            0102       Archon Group Italia,           100.00       0104   Archon International,     Provides consulting
                            S.r.l.                                             Inc.                      services relating to
                                                                                                         assignment, acquisition,
                                                                                                         evaluation and management
                                                                                                         of immovable assets and/or
                                                                                                         assignment & management of
                                                                                                         credits.
United States    2329       GS Solar Power I, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2233       GS Mortgage I                   95.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Partners, L.P.                                     Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2270       GS Wind Power II, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2283       GS Wind Power I, LLC           100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Hong Kong        2290       GSFS Investor Inc.             100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2305       Fluret Limited                 100.00       2304   Fluret Trust              Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0936       Distressed                      90.00       0009   The Goldman Sachs         Joint venture with Caisse
                            Opportunities                                      Group, Inc.               Depot to purchase assets.
                            International, Inc.
Delaware         0534       GS Power Holdings LLC          100.00       0009   The Goldman Sachs         Entity set-up to acquire
                                                                               Group, Inc.               Cogentrix.
Delaware         0535       American Gas Royalty            92.41       M.I.%  Outside investors         Part of the VPP Domninon
                            Trust                                                                        Transaction.

Cayman Islands   0723       GS Financial Products          100.00       0726   GSCI Holdings L.L.C.      Non-regulated Cayman
                            Co.                                                                          Island entity established
                                                                                                         to hold a 1% corporate
                                                                                                         general partnership
                                                                                                         interest in GS Financial
                                                                                                         Products, L.P.
Delaware         0726       GSCI Holdings L.L.C.            99.00       0009   The Goldman Sachs         Non-regulated Cayman
                                                                               Group, Inc.               Island holding company for
                                                                                                         various GS Financial
                                                                                                         Products entities.
Netherlands      0389       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity established to own
                            Holdings                                           Group, Inc.               GS limited partnership in
                            (Netherlands) B.V.                                                           GSMMDP.
Delaware         0360       Goldman Sachs Mitsui            49.00       0389   Goldman Sachs Holdings    AAA rated company
                            Marine Derivative                                  (Netherlands) B.V.        established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0360       Goldman Sachs Mitsui            50.00       M.I.%  Outside investors         AAA rated company
                            Marine Derivative                                                            established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0380       GSMMDPGP, Inc.                 100.00       0009   The Goldman Sachs         1% corporate general
                                                                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mitsui Marine Derivative
                                                                                                         Products, L.P.
Delaware         2209       Goldman Sachs Capital          100.00       2200   GS Financial Services     Restructured entity
                            Markets L.L.C.                                     L.P. (Del)                replacing GSCM; holds 1%
                                                                                                         interest in Goldman Sachs
                                                                                                         Capital Markets Partners,
                                                                                                         L.P (a material associated
                                                                                                         person).
Delaware         2210       Goldman Sachs Capital           99.00       2200   GS Financial Services     Non-regulated entity which
                            Markets, L.P.                                      L.P. (Del)                trades various fixed
                                                                                                         income derivative products
                                                                                                         with customers and
                                                                                                         affiliates.
Delaware         0561       LDT, Inc.                      100.00       0009   The Goldman Sachs         General partner of LDT
                                                                               Group, Inc.               Partners & 1% ownership in
                                                                                                         LDT Partners.
Delaware         0006       The Goldman, Sachs &           100.00       0009   The Goldman Sachs         Owns 0.2% of GS & Co.
                            Co. L.L.C.                                         Group, Inc.
Delaware         0007       The J. Aron                    100.00       0009   The Goldman Sachs         Owns 0.2% of J. Aron &
                            Corporation                                        Group, Inc.               Company and J. Aron
                                                                                                         Holdings L.P.
Delaware         0008       J. Aron Holdings, L.P.          99.80       0009   The Goldman Sachs         General partner of J. Aron
                                                                               Group, Inc.               & Company.
Delaware         0050       GSTP LLC                       100.00       0009   The Goldman Sachs         Leaseholder.
                                                                               Group, Inc.
Bermuda          0319       Goldman Sachs                  100.00       0009   The Goldman Sachs         To hold investments on
                            Investments Ltd.                                   Group, Inc.               behalf of yet-to-be formed
                                                                                                         funds.
Cayman Islands   0715       Goldman Sachs                   99.00       1222   Goldman Sachs (Cayman)    Trust company; acts as
                            (Cayman) Trust,                                    Holding Company           offshore fund
                            Limited                                                                      administrator.
Ireland          0318       Goldman Sachs                   99.00       0009   The Goldman Sachs         Investment fund manager
                            Management (Ireland)                               Group, Inc.               and offshore fund
                            Limited                                                                      administrator.
Nova Scotia      0154       CMLQ Investors Company          99.00       1513   MTGLQ Investors, L.P.     To invest in and hold
                                                                                                         performing Canadian loans.
Cayman Islands   1505       CL Investments Limited         100.00       0009   The Goldman Sachs         Non-regulated entity
                                                                               Group, Inc.               established to invest in
                                                                                                         an unaffiliated entity
                                                                                                         that holds a consumer loan
                                                                                                         portfolio.
Delaware         0397       Embargo, LLC                    80.00       1513   MTGLQ Investors, L.P.     To purchase portfolios of
                                                                                                         credit cards receivables.
United States    1494       PNW, LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      A utilities supplier of
                                                                                                         energy and energy-related
                                                                                                         products.
Delaware         1517       SOPAC LLC                      100.00       0009   The Goldman Sachs         Purchase of securities
                                                                               Group, Inc.               from S. Pacific
                                                                                                         Liquidators.
California       1518       Southern Pacific               100.00       0009   The Goldman Sachs         Purchase of S. Pacific
                            Funding Corporation                                Group, Inc.               Funding Corp. and
                                                                                                         Residuals.
Delaware         1529       PRALQ, LLC                     100.00       6117   SSIG SPF ONE LQ, LLC      To purchase a portfolio of
                                                                                                         consumer receivables,
                                                                                                         primarily auto loans.
Delaware         1531       Arlo LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      To purchase and hold
                                                                                                         non-performing loans.
Delaware         1532       MIL Phase I Dallas             100.00       1513   MTGLQ Investors, L.P.     To invest 0.2% interest in
                            Gen-Par, L.L.C.                                                              and serve as general
                                                                                                         partner of MIL Phase I
                                                                                                         Dallas, L.P.
Delaware         1533       MIL Phase I Dallas,             97.80       1513   MTGLQ Investors, L.P.     To purchase property.
                            L.P.
United States    1535       REP DER Gen-Par,               100.00       1513   MTGLQ Investors, L.P.     Holder of REP DER real
                            L.L.C.                                                                       estate Limited Partnership.
United States    1536       REP DER Real Estate             99.90       1513   MTGLQ Investors, L.P.     To acquire and hold a
                            Limited Partnership                                                          non-performing real estate
                                                                                                         secured loan (Deerfield
                                                                                                         asset).
United States    1537       REP MCR Realty, L.L.C.         100.00       1513   MTGLQ Investors, L.P.     To acquire and hold 2
                                                                                                         non-performing real estate
                                                                                                         secured loans (McCook and
                                                                                                         Randolph Assets).
DELAWARE         1543       MLQ-MLL, LLC                   100.00       1513   MTGLQ Investors, L.P.     To originate and purchase
                                                                                                         Mezzanine loans on real
                                                                                                         estate investments.
United States    1560       Asset Management               100.00       1513   MTGLQ Investors, L.P.     Set up to own 1% interest
                            Company of America,                                                          in Asset Management
                            L.L.C.                                                                       Company of America L.P.
United States    1561       Asset Management                99.00       1513   MTGLQ Investors, L.P.     Capital restructure.
                            Company of America,
                            L.P.
Delaware         1565       DAC Holdings I, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Holding company for 6
                                                                                                         other special purpose
                                                                                                         partnerships involved in
                                                                                                         leveraged lease
                                                                                                         transactions.
Germany          1225       Goldman, Sachs & Co.           100.00       1220   Goldman, Sachs & Co.      Trustee function for
                            Verwaltungs GmbH                                   oHG                       Rhein-Donau and Capital
                                                                                                         Partners.
New York         0714       The Goldman Sachs              100.00       0009   The Goldman Sachs         A limited purpose trust
                            Trust Company                                      Group, Inc.               company which provides
                                                                                                         clearing, trust,
                                                                                                         investment management and
                                                                                                         other fidicuary services
                                                                                                         through its offices in New
                                                                                                         York, Boston and
                                                                                                         Princeton.  Other
                                                                                                         fiduciary services include
                                                                                                         securities lending
                                                                                                         services to institutions
                                                                                                         on an a
United Kingdom   6109       GSSM Holding (U.K.)            100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, it no longer held
                                                                                                         the shares of GSSM Hldg
                                                                                                         Corp.
Republic of      0160       Goldman Sachs (Asia)            99.00       0165   Goldman Sachs (Asia)      Non-regulated company
Mauritius                   Finance                                            Finance Holdings L.L.C.   which trades currency,
                                                                                                         equity and fixed income
                                                                                                         products in the Hong Kong
                                                                                                         market.  Exempt dealer
                                                                                                         status under Hong Kong
                                                                                                         Securities Ordinance.
Malaysia         0162       Express Investments            100.00       0160   Goldman Sachs (Asia)      Entity participating in
                            III Private Ltd.                                   Finance                   non-performing loans.
Republic of      0164       Jade Dragon                    100.00       2204   Best Investments          To purchase about 21.5
Mauritius                   (Mauritius) Limited                                (Delaware) L.L.C.         million non-tradable legal
                                                                                                         person shares of a PRC
                                                                                                         listed company, in a
                                                                                                         discreet and tax efficient
                                                                                                         manner from a PRC trust
                                                                                                         company.
Delaware         0165       Goldman Sachs (Asia)            99.00       0001   Goldman, Sachs & Co.      Holding company of Goldman
                            Finance Holdings                                                             Sachs (Asia) Finance.
                            L.L.C.
Republic of      0823       Goldman Sachs                  100.00       2200   GS Financial Services     Proprietary trading and
Mauritius                   Investments                                        L.P. (Del)                intercompany
                            (Mauritius)                                                                  over-the-counter
                            I Limited                                                                    (OTC) derivatives -
                                                                                                         special purpose vehicle
                                                                                                         formed to deal in Indian
                                                                                                         shares; unregulated.
Cayman Islands   6138       Goldman Sachs                  100.00       0160   Goldman Sachs (Asia)      Set up for issuance of
                            Structured Products                                Finance                   Hong Kong listed warrants.
                            (Asia) Limited
Ireland          0124       Senna Investments              100.00       2200   GS Financial Services     To invest in KAMCO I loans
                            (Ireland) Limited                                  L.P. (Del)                purchased from Restamove
                                                                                                         Ireland Limited.  (Loans
                                                                                                         classified as non accrual
                                                                                                         but is continuing to pay
                                                                                                         interest)
Ireland          0163       NJLQ (Ireland) Limited         100.00       2200   GS Financial Services     Entity participating in
                                                                               L.P. (Del)                non-performing loans.
Ireland          0789       Triumph Investments            100.00       6150   Best II Investments       Primarily established to
                            (Ireland) Limited                                  (Delaware) L.L.C.         hold ASSG positions in
                                                                                                         Korean assets.
Ireland          0940       Restamove Ireland              100.00       2200   GS Financial Services     Primarily established to
                            Limited                                            L.P. (Del)                hold proprietary positions
                                                                                                         in Korean bonds and
                                                                                                         equities; all activity
                                                                                                         will be limited to
                                                                                                         affiliates and Korean
                                                                                                         broker/dealers.
Ireland          6136       Triumph II                     100.00       2200   GS Financial Services     Primarily established to
                            Investments (Ireland)                              L.P. (Del)                hold ASSG positions in
                            Limited                                                                      Korean assets.
Ireland          6137       Triumph III                    100.00       6150   Best II Investments       To hold an array of Dong
                            Investments (Ireland)                              (Delaware) L.L.C.         Ah Construction Ltd.
                            Limited                                                                      Claims with a portion
                                                                                                         guaranteed by Korea
                                                                                                         Express Co. ("KorEx") and
                                                                                                         certain direct claim of
                                                                                                         KorEx.
Ireland          6150       Best II Investments            100.00       2200   GS Financial Services     To hold ownerships of
                            (Delaware) L.L.C.                                  L.P. (Del)                Triumph Investments
                                                                                                         (Ireland) Limited and
                                                                                                         Triumph III Investments
                                                                                                         (Ireland) Limited.
Delaware         0027       Epoch Securities, Inc.         100.00       0009   The Goldman Sachs         An investment bank that
                                                                               Group, Inc.               uses sophisticated
                                                                                                         technology to connect to
                                                                                                         individual investors in
                                                                                                         the United States.
China            2240       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services I Limited                                 Investments               Funding Hong Kong Trust I.
                                                                               (Mauritius) I Limited
China            2241       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services II Limited                                Investments               Funding Hong Kong Trust II.
                                                                               (Mauritius) I Limited
China            2242       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong I Limited                                Group, Inc.               facilitate structured
                                                                                                         financing.
China            2243       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong II Limited                               Group, Inc.               facilitate structured
                                                                                                         financing.
China            2244       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust I                                  Finance                   Global Fund Hong Kong
                                                                                                         Partnership.

China            2245       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust II                                 Finance                   Global Fund Hong Kong
                                                                                                         Partnership.
China            2246       GS Global Funding              100.00       2245   GS Global Funding Hong    Partnership created to
                            Hong Kong Partnership                              Kong Trust II             enter into funding
                                                                                                         transactions with third
                                                                                                         parties.
Cayman Islands   0412       Amagansett Financing           100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                            Limited                                            Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   2285       Goldman Sachs Capital          100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United Kingdom   2286       Goldman Sachs Capital          100.00       2285   Goldman Sachs Capital     Set up as part of an AMSSG
                            Investments II Limited                             Investments Limited       Structured Investing Group
                                                                                                         transaction.
United Kingdom   0032       Scadbury UK Limited            100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0033       Amagansett UK Limited          100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0034       Scadbury Assets                 99.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0035       Amagansett II Assets           100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0036       Scadbury Funding               100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0037       Amagansett Funding             100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
United Kingdom   0038       Amagansett Assets               99.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0039       Scadbury II Assets             100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0401       Shire II Assets                100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0402       Shire Funding Limited          100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0403       Shire Assets                    99.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0404       Shire UK Limited               100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
Jersey,          2226       Cheshire Holdings              100.00       0009   The Goldman Sachs         Entity established to
Channel Islands             Europe Limited                                     Group, Inc.               facilitate structured
                                                                                                         financing.
United States    0111       GS MD80 Leasing LLC            100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    0792       GS 767 Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2247       GS Global Funding II,          100.00       2223   GS Global Funding, Inc.   Holding company for GS
                            Co.                                                                          Global Funding III, Co.
Delaware         2248       GS Global Funding              100.00       2247   GS Global Funding II,     Holding company for GS
                            III, Co.                                           Co.                       Global Funding IV, LLC.
Delaware         2249       GS Global Funding IV,          100.00       2248   GS Global Funding III,    Investor in preferred
                            LLC                                                Co.                       securities.
Delaware         2250       GS Global                      100.00       2200   GS Financial Services     Investor in preferred
                            Investments, Co.                                   L.P. (Del)                securities.
Cayman Islands   2251       GS Global Investments          100.00       2252   GS Global Investments     Investor in preferred
                            II, Limited                                        III Trust                 securities.
Delaware         2252       GS Global Investments          100.00       2250   GS Global Investments,    Investor in preferred
                            III Trust                                          Co.                       securities.
Cayman Islands   2253       County Assets Limited          100.00       2254   County Funding            Established to facilitate
                                                                                                         structured financing.
United Kingdom   2254       County Funding                 100.00       2255   County UK Limited         Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Cayman Islands   2255       County UK Limited              100.00       2256   GS Global Investments     Entity established to
                                                                               UK, Inc.                  facilitate structured
                                                                                                         financing.
Delaware         2256       GS Global Investments          100.00       2250   GS Global Investments,    Holding company formed in
                            UK, Inc.                                           Co.                       connection with a
                                                                                                         structured repo
                                                                                                         transaction.
Bermuda          2282       GS V-1 Holdings, L.P.           99.00       0250   GSCP (DEL) INC.           Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Delaware         2287       Capital Investments            100.00       2286   Goldman Sachs Capital     Entity established to
                            (U.S.) III LLC                                     Investments II Limited    facilitate structured
                                                                                                         financing.
United Kingdom   2291       Minerva Investments             99.00       0411   Minerva Inc.              To facilitate structured
                            Partnership                                                                  financing.
Delaware         2304       Fluret Trust                    95.00       2200   GS Financial Services     Entity established to
                                                                               L.P. (Del)                facilitate structured
                                                                                                         financing.
Germany          0429       Hull Trading GmbH              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm;
                                                                                                         Entity was liquidated in
                                                                                                         Nov/Dec 2005 and is in the
                                                                                                         process of dissolution.
Vermont          0246       Pearl Street                   100.00       0009   The Goldman Sachs         Vermont captive insurance
                            Insurance Company,                                 Group, Inc.               company; to insure
                            Inc.                                                                         specific hazards and
                                                                                                         operational risks of the
                                                                                                         firm.
Illinois         0431       The Hull Group, L.L.C.          27.59       0009   The Goldman Sachs         Managing member for SLK
                                                                               Group, Inc.               Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Illinois         0431       The Hull Group, L.L.C.          72.41       0430   GS Hull Holding, Inc.     Managing member for SLK
                                                                                                         Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Delaware         0432       SLK-Hull Derivatives           100.00       0431   The Hull Group, L.L.C.    Registered broker-dealer
                            LLC                                                                          that operates as a
                                                                                                         market-maker and trader on
                                                                                                         various securities and
                                                                                                         futures exchanges.
Delaware         0706       Fleet Trade &                  100.00       0009   The Goldman Sachs         Non-regulated petroleum
                            Transport (U.S.A.)                                 Group, Inc.               shipping entity.
                            Ltd.
Delaware         0775       Goldman Sachs Power             99.00       0008   J. Aron Holdings, L.P.    Established to serve as
                            L.L.C.                                                                       the exclusive advisor to
                                                                                                         Constellation Power Source
                                                                                                         Inc. (CPSI - a subsidiary
                                                                                                         of Baltimore Gas and
                                                                                                         Electric) for power trading
                                                                                                         and risk management and
                                                                                                         will license to CPSI
                                                                                                         software related to power
                                                                                                         trading and risk
                                                                                                         management.
New York         0801       J. Aron & Company               99.80       0008   J. Aron Holdings, L.P.    Dealer in petroleum,
                                                                                                         metals (precious & base),
                                                                                                         grain and coffee/cocoa in
                                                                                                         the spot and forward
                                                                                                         markets and foreign
                                                                                                         currency options and
                                                                                                         maintains seats on various
                                                                                                         commodity exchanges
                                                                                                         worldwide; commodities
                                                                                                         dealer.
Delaware         0098       REP ELD Gen-Par,               100.00       0009   The Goldman Sachs         To serve as General
                            L.L.C.                                             Group, Inc.               Partner of REP ELD Real
                                                                                                         Estate, L.P.
Delaware         0180       REP SAN Real Estate             99.80       0009   The Goldman Sachs         General partners for REP
                            Limited Partnership                                Group, Inc.               SAN Real Estate, LLC.
Delaware         0181       REP SAN GEN-PAR,               100.00       0009   The Goldman Sachs         Holds real estate assets.
                            L.L.C.                                             Group, Inc.
Delaware         0182       REP CHW Realty, L.L.C.         100.00       0009   The Goldman Sachs         To invest in land and land
                                                                               Group, Inc.               development.
Delaware         0183       REP ELD Real Estate             99.80       0009   The Goldman Sachs         To invest in land and land
                            Limited Partnership                                Group, Inc.               development.
United States    0185       National Healthcare             67.50       0009   The Goldman Sachs         Provides temporary Nurse
                            Staffing, LLC.                                     Group, Inc.               staffing to Medical
                                                                                                         Institutions.
United States    0185       National Healthcare             32.50       M.I.%  Outside investors         Provides temporary Nurse
                            Staffing, LLC.                                                               staffing to Medical
                                                                                                         Institutions.
Delaware         0292       GS New Markets Fund,            98.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            LLC                                                Group, Inc.               fund of funds investment.
Delaware         0293       GS New Markets Fund            100.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            Pnr, Inc.                                          Group, Inc.               fund of funds investment.
Delaware         0795       REP FSB Real Estate,           100.00       0009   The Goldman Sachs         Real estate investment.
                            L.L.C.                                             Group, Inc.
United States    0796       GS LPII Phase I                 95.00       0009   The Goldman Sachs         Invests in real estate
                            Realty, LLC                                        Group, Inc.               property.
Delaware         9868       REP PEB Realty, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Hold real estate
                                                                                                         investment.
Delaware         9869       REP PRK REALTY, L.L.C.         100.00       0009   The Goldman Sachs         Real estate investment
                                                                               Group, Inc.               (Mortgage Loans).
Delaware         9870       REP ALX REALTY, L.L.C.         100.00       0009   The Goldman Sachs         To invest in real estate.
                                                                               Group, Inc.
Delaware         1520       GSSLQ, L.L.C.                  100.00       1513   MTGLQ Investors, L.P.     40% equity owner of SLQ S.
                                                                                                         de R.L. de C.V., which is
                                                                                                         purchasing servicing
                                                                                                         rights in a portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco Union.
Mexico           1522       SCLQ, S. de R.L. de            100.00       1513   MTGLQ Investors, L.P.     Set up to purchase a
                            C.V.                                                                         portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco
                                                                                                         International, S.A.
                                                                                                         Institution de Banca
                                                                                                         multiple, Grupo Financiero
                                                                                                         (Bital).
Brazil           1540       Rio Negro Assessoria         99.99995       1513   MTGLQ Investors, L.P.     To invest in distressed
                            LTDA.                                                                        assets in Brazil.
Brazil           1541       Rio Tocurui CLA                100.00       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora de                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.
Brazil           1545       Rio Parana Companhia            99.99       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora De                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.  Set
                                                                                                         up to own 1% interest in
                                                                                                         Archon Financial L.P., SPV
                                                                                                         to hold Brazilian loan
                                                                                                         portfolios.
United States    1542       Remark Capital Group            75.00       1513   MTGLQ Investors, L.P.     Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
United States    1542       Remark Capital Group            25.00       M.I.%  Outside investors         Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
Delaware         0109       SPF ONE IL, LLC                100.00       1513   MTGLQ Investors, L.P.     Serve as intermediate
                                                                                                         (intercompany) lender to
                                                                                                         GS&Co as part of
                                                                                                         non-recourse financing
                                                                                                         transaction.
Delaware         1513       MTGLQ Investors, L.P.           99.00       0009   The Goldman Sachs         To invest in and hold
                                                                               Group, Inc.               non-performing real estate
                                                                                                         assets and loans.
Delaware         6103       William Street                 100.00       0009   The Goldman Sachs         To extend unfunded loan
                            Commitment Corporation                             Group, Inc.               commitments to
                                                                                                         investment-grade customers
                                                                                                         of Goldman Sachs Group,
                                                                                                         Inc.
Delaware         6104       William Street Equity          100.00       2210   Goldman Sachs Capital     Entity invests in William
                            LLC                                                Markets, L.P.             Street Funding Corporation
                                                                                                         in exchange for equity and
                                                                                                         mezzanine securities.

Delaware         6105       William Street                 100.00       6104   William Street Equity     Provide sources of
                            Funding Corporation                                LLC                       liquidity for potential
                                                                                                         funding of commitments
                                                                                                         initiated in William
                                                                                                         Street Commitment
                                                                                                         Corporation.
Delaware         6108       William Street Credit          100.00       0009   The Goldman Sachs         Issues commitments (both
                            Corporation                                        Group, Inc.               funded and unfunded) under
                                                                                                         the William Street program
                                                                                                         that will not for various
                                                                                                         reasons be issued by WS
                                                                                                         Commitment Corp.
Delaware         6110       GSSM Holding Corp.             100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, the SMFG Pref's
                                                                                                         were held by GS Group,
Delaware         6116       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc.                                                               borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6117       SSIG SPF ONE LQ, LLC           100.00       1513   MTGLQ Investors, L.P.     Opportunity fund will be
                                                                                                         in distressed credit
                                                                                                         investing space.  The fund
                                                                                                         will be actively managed.
Delaware         6118       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc. II                                                            borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6119       Case G, LLC                    100.00       1513   MTGLQ Investors, L.P.     General purpose entity for
                                                                                                         the PFG consumer business
                                                                                                         to invest in porftolios of
                                                                                                         consumer loans.
United States    6120       Americas Performance           100.00       1513   MTGLQ Investors, L.P.     Performance fund will be
                            Fund - Pool B                                                                in par credit investing
                                                                                                         space.  The fund will be
                                                                                                         actively managed.
Netherlands      2400       GS European                     75.00       0762   ELQ Investors, Ltd        Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Netherlands      2400       GS European                     25.00       M.I.%  Outside investors         Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Cayman Islands   2401       GS European                     75.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Cayman Islands   2401       GS European                     25.00       M.I.%  Outside investors         To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Czech Republic   2402       Demac Financial                 50.00       1513   MTGLQ Investors, L.P.     Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Czech Republic   2402       Demac Financial                 50.00       M.I.%  Outside investors         Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Netherlands      6111       GS European Strategic           75.00       2400   GS European               Purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6111       GS European Strategic           25.00       M.I.%  Outside investors         Purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     75.00       2400   GS European               To purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           75.00       2400   GS European               To purchase and originate
                            Investment Group                                   Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group                                                             publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Delaware         0764       GS European                    100.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            GP, LLC                                                                      Investment Group BV.
Delaware         0536       Site 26 Holdings Inc.          100.00       0009   The Goldman Sachs         Partial owner of GS
                                                                               Group, Inc.               Headquarters LLC.
Delaware         0537       Goldman Sachs                   99.80       0009   The Goldman Sachs         Operating entity for Site
                            Headquarters LLC                                   Group, Inc.               26.
United States    0169       Muni Tic Toc Series            100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            Trust Consolidated                                                           and issue trust
                                                                                                         certificates for all Tic
                                                                                                         Toc Trusts.
Delaware         2261       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 A                                                                       and issue trust
                                                                                                         certificates.
Delaware         2262       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 B                                                                       and issue trust
                                                                                                         certificates.
Delaware         2263       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 C                                                                       and issue trust
                                                                                                         certificates.
Delaware         2264       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 D                                                                       and issue trust
                                                                                                         certificates.
Delaware         2265       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 E                                                                       and issue trust
                                                                                                         certificates.
Delaware         2266       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 F                                                                       and issue trust
                                                                                                         certificates.
Delaware         2267       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 G                                                                       and issue trust
                                                                                                         certificates.
Delaware         2268       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 H                                                                       and issue trust
                                                                                                         certificates.
Bermuda          6021       Arrow Reinsurance              100.00       0009   The Goldman Sachs         Holds casualty bond
                            Company, Limited                                   Group, Inc.               positions.
Bermuda          1052       GS Arrow Capital Risk          100.00       1050   Goldman Sachs Risk        Maintains Insurance
                            Services Limited                                   Advisors, L.P.            Broker's license in
                                                                                                         Bermuda, effective 3/27/98;
                                                                                                         reinsurance intermediary
                                                                                                         that can act as reinsurance
                                                                                                         broker.
Delaware         0746       GS Municipal Products           99.00       0009   The Goldman Sachs         Holds sponsor certificates
                            L.L.C.                                             Group, Inc.               issued in tender option
                                                                                                         programs.
New York         1010       Goldman Sachs Housing           99.00       0009   The Goldman Sachs         Government National
                            and Health Care                                    Group, Inc.               Mortgage Association
                            Funding Company                                                              (GNMA) issuer/servicer and
                                                                                                         a non-supervised mortgagee
                                                                                                         under FHA regulations to
                                                                                                         originate, process and
                                                                                                         service FHA insured
                                                                                                         mortgages.
New York         1020       Goldman Sachs Housing          100.00       0009   The Goldman Sachs         Originates and services
                            and Health Care                                    Group, Inc.               Federal Housing
                            Capital Corporation                                                          Administration (FHA)
                                                                                                         insured mortgages; general
                                                                                                         partner in Goldman Sachs
                                                                                                         Housing and Health Care
                                                                                                         Funding Company.
Bermuda          1023       Arrow Capital                  100.00       0009   The Goldman Sachs         Bermuda insurance company
                            Reinsurance Company,                               Group, Inc.               that will assume and cede
                            Limited                                                                      property catastrophe risks.
Delaware         1050       Goldman Sachs Risk              99.00       0009   The Goldman Sachs         Licensed re-insurance
                            Advisors, L.P.                                     Group, Inc.               intermediary in NY that
                                                                                                         can act as re-insurance
                                                                                                         broker.
South Carolina   6121       Charleston Capital             100.00       6122   Columbia Capital Life     To pursue various
                            Reinsurance, LLC                                   Reinsurance Company       opportunities in the
                                                                                                         reinsurance business.
South Carolina   6122       Columbia Capital Life          100.00       0009   The Goldman Sachs         To pursue various
                            Reinsurance Company                                Group, Inc.               opportunities in the
                                                                                                         reinsurance business.
Italy            0426       Societa' Acquisizione           98.00       1513   MTGLQ Investors L.P.      Purchases non-performing
                            e Rifinanziamento                                                            Italian mortgage and
                            Crediti Srl                                                                  consumer loan portfolios
                                                                                                         and then securitizes them.
Italy            1253       Goldman Sachs SGR               99.00       0700   Goldman Sachs (UK)        Assets management company.
                            S.P.A.                                             L.L.C.
Republic of      0822       Goldman Sachs                   99.00       0009   The Goldman Sachs         Entity set up in 1995 to
Mauritius                   (Mauritius) L.L.C.                                 Group, Inc.               invest in India (Kotak
                                                                                                         Mahindra Capital Co. and
                                                                                                         Kotak Securities JVs and
                                                                                                         GS entities in India).
India            0839       Goldman Sachs                   99.00       0822   Goldman Sachs             Providing IT & IT enabled
                            Services Private                                   (Mauritius) L.L.C.        services to other GS
                            Limited                                                                      entities.
Delaware         0242       The Goldman Sachs              100.00       0244   The Goldman Sachs         The purpose of the trust
                            Trust Company of                                   Trust Company, N.A.       company is to carry on a
                            Delaware                                                                     limited purpose trust
                                                                                                         company business.
Delaware         0244       The Goldman Sachs              100.00       0009   The Goldman Sachs         A national bank providing
                            Trust Company, N.A.                                Group, Inc.               fiduciary services in the
                                                                                                         United States subject to
                                                                                                         regulation by the Office of
                                                                                                         the Comptroller of
                                                                                                         Currency.
New York         0245       Goldman Sachs                  100.00       0009   The Goldman Sachs         To sell life insurance
                            Insurance Agency, Inc.                             Group, Inc.               products and receive
                                                                                                         commissions; broker in the
                                                                                                         life insurance business.
Utah             0247       Goldman Sachs Bank USA         100.00       0009   The Goldman Sachs         To engage in the business
                                                                               Group, Inc.               of credit and other
                                                                                                         financial related
                                                                                                         services, organized under
                                                                                                         the law of the state of
                                                                                                         Utah.
Delaware         0270       Goldman Sachs Israel           100.00       0009   The Goldman Sachs         Israeli investment
                            LLC                                                Group, Inc.               research entity.
Netherlands      0690       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity set up to own the
                            (Netherlands) B.V.                                 Group, Inc.               GS limited partnership
                                                                                                         interest in GSMMDP.
Netherlands      0828       Euro-splitter B.V.             100.00       0801   J. Aron & Company         Netherlands based entity
Antilles                                                                                                 established to invest in a
                                                                                                         condensate splitter (oil
                                                                                                         refinery) in Rotterdam.
                                                                                                         Being considered for
                                                                                                         liquidation.
Netherlands      0843       European Power Source          100.00       0009   The Goldman Sachs         Holding company for power
                            Company (B.V.) (The)                               Group, Inc.               trading subsidiaries.
Delaware         1240       Goldman Sachs (AO)              99.00       0009   The Goldman Sachs         Investment banking entity
                            L.L.C.                                             Group, Inc.               based in Russia.

Isle of Jersey   0230       Goldman Sachs Europe           100.00       0201   Goldman Sachs             Employs consultants to
                            Limited                                            International             Investment Banking
                                                                                                         Division; contracts with
                                                                                                         international advisers.
United Kingdom   0434       Hull Trading UK                100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
United Kingdom   0482       SLK Global Markets             100.00       0495   Goldman Sachs             Introduces foreign
                            Limited                                            Execution & Clearing,     customer trades to Spear,
                                                                               L.P.                      Leeds & Kellogg, LP on a
                                                                                                         fully-disclosed basis.
United Kingdom   0825       J. Aron & Company               50.00       0220   Goldman Sachs Holdings    Bullion market-making;
                            (Bullion)                                          (U.K.)                    precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0825       J. Aron & Company               50.00       0709   Goldman Sachs Group       Bullion market-making;
                            (Bullion)                                          Holdings (U.K.)           precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0840       Goldman Sachs                  100.00       0220   Goldman Sachs Holdings    London based foreign
                            International Finance                              (U.K.)                    exchange dealer in the
                                                                                                         spot and forward market
                                                                                                         (ceased to trade in 2002)
                                                                                                         registered with the Bank of
                                                                                                         England.
United Kingdom   0844       European Power Source          100.00       0843   European Power Source     Trading power in the UK /
                            Company (U.K.)                                     Company (B.V.) (The)      NETA Environment.
                            Limited (The)
United Kingdom   1053       Goldman Sachs Risk             100.00       0709   Goldman Sachs Group       Involved in the insurance
                            Advisors (Europe)                                  Holdings (U.K.)           and reinsurance products
                                                                                                         business (Dormant).
United Kingdom   1902       Goldman Sachs London           100.00       0009   The Goldman Sachs         To hold land that is
                            Property Limited                                   Group, Inc.               intended to be developed
                                                                                                         for future use within the
                                                                                                         group.
Bermuda          2220       Goldman Sachs Credit            99.90       2350   GSCP (DEL) Inc.           Non-regulated entity
                            Partners L.P.                                                                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Delaware         2221       Special Situations             100.00       0009   The Goldman Sachs         The primary purpose of the
                            Investing Group, Inc.                              Group, Inc.               entity is the buying and
                                                                                                         selling of bank debt;
                                                                                                         additionally, there will
                                                                                                         be some securities trading.
Delaware         2229       Madison/Special                 99.99       2221   Special Situations        Joint venture specializing
                            Situations Value                                   Investing Group, Inc.     in bankruptcy trade claims.
                            Fund, LLC
Texas            2230       RTV Ventures LLC                50.00       2220   Goldman Sachs Credit      Delaware entity
                                                                               Partners L.P.             established to service an
                                                                                                         existing loan portfolio.
Texas            2230       RTV Ventures LLC                50.00       M.I.%  Outside investors         Delaware entity
                                                                                                         established to service an
                                                                                                         existing loan portfolio.
Delaware         2257       Madison/Special                 99.99       2221   Special Situations        Joint venture partner to
                            Situations Value Fund                              Investing Group, Inc.     purchase small bankruptcy
                            II, LLC                                                                      trade clients.
United States    2350       GSCP (DEL) Inc.                100.00       0009   The Goldman Sachs         To act as general partner
                                                                               Group, Inc.               and regular partner in
                                                                                                         GSCP.
United States    2351       GSCP (DEL) LLC                 100.00       2350   GSCP (DEL) Inc.           To act as limited partners
                                                                                                         for GSCP.
Australia        0354       Goldman Sachs JBWere            45.00       0009   The Goldman Sachs         Entity and business
                            Financial Markets Pty                              Group, Inc.               realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
Australia        0354       Goldman Sachs JBWere            55.00       M.I.%  Outside investors         Entity and business
                            Financial Markets Pty                                                        realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
United States    0794       GS Leasing (N506MC),           100.00       2298   GSFS Investments I        To hold an aircraft.
                            LLC                                                Corp.
New York         0001       Goldman, Sachs & Co.            99.80       0009   The Goldman Sachs         SEC registered
                                                                               Group, Inc.               broker/dealer;
                                                                                                         broker/dealer which engages
                                                                                                         in proprietary and agency
                                                                                                         transactions in the fixed
                                                                                                         income, equity and currency
                                                                                                         markets; is principal
                                                                                                         provider of the Firm's
                                                                                                         Investment Banking
                                                                                                         services.
Japan            0316       Goldman Sachs Asset             99.00       0313   Goldman Sachs Asset       Established in connection
                            Management Co., Ltd.                               Management, L.P.          with obtaining a mutual
                                                                                                         fund license in Japan.
Japan            0323       Goldman Sachs Japan            100.00       0303   Goldman Sachs (Japan)     Established to provide
                            Holdings, Ltd.                                     Ltd.                      management services to
                                                                                                         Japanese entities and hold
                                                                                                         the fixed assets in Japan.
Cayman Islands   0320       GS Pension Management           99.00       0009   The Goldman Sachs         GSAM-related vehicle.
                            Company                                            Group, Inc.               Dormant.
Delaware         2280       Synfuel Solutions               99.99       0009   The Goldman Sachs         Holding company for
                            Holdings LLC                                       Group, Inc.               Synfuel Solutions LLC.
Singapore        0805       Goldman Sachs Foreign           59.39       0801   J. Aron & Company         Foreign exchange dealer in
                            Exchange (Singapore)                                                         the forward, option,
                            Pte.                                                                         futures and spot markets.
Singapore        0807       Goldman Sachs Futures          100.00       0805   Goldman Sachs Foreign     Executes, clears and
                            Pte Ltd                                            Exchange (Singapore)      carries financial and fuel
                                                                               PTE.                      oil futures for affiliated
                                                                                                         entities on the Singapore
                                                                                                         Exchange Derivatives
                                                                                                         Clearing Limited
                                                                                                         ("SGX-DC"); transacts only
                                                                                                         on behalf of affiliates.
Italy            0441       Akteas S.r.l.                  100.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         acquisitions of real
                                                                                                         estate from SARC for the
                                                                                                         Absolute prtfolio
Isle of Jersey   0440       Frankfurter Mobilien           100.00       2200   GS Financial Services     Holds German leases.
                            Limited                                            L.P. (Del)
United Kingdom   0442       Northern Electric              100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            (Peaking) Ltd.                                                               investment in a power
                                                                                                         company.
United Kingdom   0443       South Wales                    100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments TPL Ltd.                                                         investment in a power
                                                                                                         company.
United Kingdom   0444       Western Power                  100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments Ltd.                                                             investment in a power
                                                                                                         company.
United Kingdom   0762       ELQ Investors, Ltd.            100.00       1513   MTGLQ Investors, L.P.     Holding company for
                                                                                                         non-performing debt
                                                                                                         investments.
Brazil           0620       Goldman Sachs DO                99.90       0009   The Goldman Sachs         Brazilian bank.
                            Brasil Banco Multiplo                              Group, Inc.
                            S/A
Brazil           0630       Goldman, Sachs &                99.00       0009   The Goldman Sachs         Representative office in
                            Companhia                                          Group, Inc.               Sao Paulo, Brazil.
Delaware         0660       Goldman Sachs                   99.00       0009   The Goldman Sachs         Representative office in
                            Argentina L.L.C.                                   Group, Inc.               Buenos Aires.
United States    0845       Patterson Capital              100.00       0009   The Goldman Sachs         Futures introducing broker.
                            Markets, Ltd.                                      Group, Inc.
United Kingdom   0769       Matterhorn                     100.00       2400   GS European               Non performing loan
                            Acquisitions Ltd.                                  Opportunities             portfolio investments.
                                                                               Investment Fund B.V.
Delaware         0506       GS Ayco Holdings LLC           100.00       0009   The Goldman Sachs         Parent company to The Ayco
                                                                               Group, Inc.               Company, LP, Saratoga
                                                                                                         Springs, LLC, also is a
                                                                                                         General Partner for the
                                                                                                         Ayco Services Agency LP.
Delaware         0507       The AYCO Company L.P.           99.00       0506   GS Ayco Holding LLC       Provides financial
                                                                                                         counseling to individuals
                                                                                                         employed by corporations.
Delaware         0508       Hambre, Inc.                   100.00       0506   GS Ayco Holding LLC       Owns and leases its
                                                                                                         employees to the Ayco
                                                                                                         Company LP and to The Ayco
                                                                                                         Services Agency LP
                                                                                                         (monthly mgmt charge
                                                                                                         between the entities for
                                                                                                         compensation and benefits
                                                                                                         related to its employees).
Delaware         0509       Saratoga Springs LLC           100.00       0506   GS Ayco Holding LLC       General partners for the
                                                                                                         Ayco Company LP.
Delaware         0511       The Ayco Services               99.00       0507   The AYCO Company L.P.     Provides personal
                            Agency L.P.                                                                  insurance needs and
                                                                                                         administration services
                                                                                                         (estate planning) for
                                                                                                         clients.
Delaware         0512       Mercay Corporation             100.00       0511   The Ayco Services         Holding company for two
                                                                               Agency L.P.               entities that was
                                                                                                         established to provide
                                                                                                         insurance services in
                                                                                                         particular states.
Delaware         0513       Mercer Allied Company           99.00       0507   The AYCO Company L.P.     Broker/dealer - part of
                            L.P.                                                                         Ayco acquisition.
New York         2013       AYCO Services                  100.00       0512   Mercay Corporation        Records insurance revenues
                            Insurance Agency, Inc.                                                       generated in the state of
                                                                                                         Massachusetts.
Japan            0138       Goldman Sachs Japan            100.00       0323   Goldman Sachs Japan       0
                            Co., Ltd.                                          Holdings, Ltd.
British Virgin   0303       Goldman Sachs (Japan)          100.00       0009   The Goldman Sachs         Tokyo based broker/dealer
Islands                     Ltd.                                               Group, Inc.               which engages in
                                                                                                         proprietary, market making
                                                                                                         and agency transactions in
                                                                                                         fixed income, equity and
                                                                                                         financial futures markets;
                                                                                                         maintains seats on various
                                                                                                         exchanges.
Switzerland      1207       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Swiss based private bank.
                            Bank                                               Holding Company           Auxiliary services include
                                                                                                         Swiss franc clearing and
                                                                                                         derivatives sales and
                                                                                                         trading, including trading
                                                                                                         on the electronic Swiss
                                                                                                         exchanges and SOFFEX.
Delaware         0123       Goldman Sachs (Asia             99.00       1222   Goldman Sachs (Cayman)    Entity set up as the
                            Pacific) L.L.C.                                    Holding Company           investment holding company
                                                                                                         for PT Goldman Sachs
                                                                                                         Indonesia.
Delaware         0390       Goldman Sachs (India)           99.00       0009   The Goldman Sachs         Representative office in
                            L.L.C.                                             Group, Inc.               India.
Singapore        0492       Spear, Leeds &                 100.00       0495   Goldman Sachs             Incorporated as a private
                            Kellogg (Singapore)                                Execution & Clearing,     limited company in the
                            Pte Ltd.                                           L.P.                      Republic of Singapore.
                                                                                                         Its sole business activity
                                                                                                         is to execute futures and
                                                                                                         options transactions as a
                                                                                                         member of the Singapore
                                                                                                         International Monetary
                                                                                                         Exchange on behalf of SLK.
                                                                                                         - in member's voluntary
                                                                                                         liqui
Indonesia        0865       PT Goldman Sachs                90.00       0123   Goldman Sachs (Asia       To carry out investment
                            Indonesia                                          Pacific) L.L.C.           banking and broker-dealer
                                                                                                         business in Indonesia, 10%
                                                                                                         owned by minority
                                                                                                         shareholder.
China            1940       Beijing Gao Hua                 33.33       1942   Beijing Gao Wang          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1940       Beijing Gao Hua                 33.33       1943   Beijing De Shang          Underwriting and
                            Securities Company                                 Venture Capital Company   proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).

China            1940       Beijing Gao Hua                 33.33       1944   Beijing Hou Feng          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                            Company Limited           securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1941       Goldman Sachs Gao Hua           33.00       0118   Goldman Sachs (Asia)      Underwriting of shares and
                            Securities Company                                 L.L.C.                    bonds, brokerage of
                            Limited                                                                      foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1941       Goldman Sachs Gao Hua           67.00       1940   Beijing Gao Hua           Underwriting of shares and
                            Securities Company                                 Securities Company        bonds, brokerage of
                            Limited                                            Limited                   foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1942       Beijing Gao Wang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1943       Beijing De Shang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1944       Beijing Hou Feng               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
Japan            0327       Goldman Sachs Credit           100.00       0307   Goldman Sachs Realty      Non-regulated entity
                            Partners (Japan), Ltd.                             Japan Ltd.                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Germany          1209       Goldman, Sachs & Co            100.00       1220   Goldman, Sachs & Co.      To buy 25 Mio. USD in
                            Beteiligungs GmbH                                  oHG                       preferred shares from
                                                                                                         NetJets, a Swiss based
                                                                                                         company.
Germany          1210       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Managing general partner
                            Finanz GmbH                                        Group, Inc.               of Goldman, Sachs & Co.
                                                                                                         oHG.
Germany          1260       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Non-regulated Frankfurt
                            Wertpapier GmbH                                    Group, Inc.               based entity that issues
                                                                                                         warrants through GS oHG and
                                                                                                         purchases offsetting OTC
                                                                                                         options in the fixed
                                                                                                         income, equity, commodity
                                                                                                         and currency markets.
Germany          2208       Goldman Sachs                  100.00       1220   Goldman, Sachs & Co.      GSAM operations in Germany.
                            Investment Management                              oHG
                            GmbH
Germany          1220       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Frankfurt based subsidiary
                            oHG                                                Holding Company           which provides investment
                                                                                                         banking services, fixed
                                                                                                         income trading services,
                                                                                                         equity agency services,
                                                                                                         capital markets and futures
                                                                                                         services.
Germany          1223       Goldman, Sachs                 100.00       1220   Goldman, Sachs & Co.      General Partner of GS
                            Management GP GmbH                                 oHG                       Capital Partners 2000 GmbH
                                                                                                         & Co. Beteiligungs KG.
Ontario          0150       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Toronto-/Calgary - based
                            Inc.                                               Group, Inc.               regulated broker/dealer of
                                                                                                         fixed income, equities,
                                                                                                         and futures securities.
Alberta          0156       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Formerly a 1% general
                            Finance Inc.                                       Group, Inc.               partner of Goldman Sachs
                                                                                                         Canada Finance, L.P. Now a
                                                                                                         1% shareholder of Goldman
                                                                                                         Sachs Canada Finance Co.
                                                                                                         entity will be dissolved
                                                                                                         in the near future.
Nova Scotia      0157       Goldman Sachs Canada            99.00       0009   The Goldman Sachs         Issues commercial paper in
                            Finance Co.                                        Group, Inc.               Canada and lends the
                                                                                                         proceeds to regulated and
                                                                                                         unregulated GS affiliates
                                                                                                         in Canada.
Nova Scotia      0159       Goldman Sachs Canada            99.00       2220   Goldman Sachs Credit      Entity formed during 1996
                            Credit Partners Co.                                Partners L.P.             to participate in the
                                                                                                         Canadian Senior bank debt
                                                                                                         business; holds inventory
                                                                                                         of and trades senior bank
                                                                                                         debt.

These entities are directly or indirectly controlled by or under common control with AFLIAC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of February 28, 2006, there were 41,939 Contract holders of qualified Contracts and 13,148 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

        - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate

            Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

        - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

    (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                     POSITION OR OFFICE WITH UNDERWRITER
         ----                     -----------------------------------
         Charles F. Cronin        Vice President, Secretary/Clerk and Group Counsel

         Claudia J. Eckels        Vice President

         Mary Anne Gay            Anti-Money Laundering Officer and Chief Compliance Officer

         J. Kendall Huber         Director

         Kathleen M. Loftus       Vice President

         Mark C. McGivney         Director and Treasurer

         K. David Nunley          Vice President

         Marilyn T. Smith         Director

         Paula J. Testa           President, Chief Executive Officer, Chief Operating Officer

    (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 2005. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts. Effective on or about June 30, 2006, such services will be provided by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31.   MANAGEMENT SERVICES

    The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

    (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

    Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

    4.    A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2006.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                           By: /s/ Samuel Ramos
                               ------------------------------------
                               Samuel Ramos, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                        TITLE                                                   DATE
----------                        -----                                                   ----
/s/ John J. Fowler                Vice President and Chief Financial Officer              April 3, 2006
-------------------------------
John J. Fowler

Allan S. Levine*                  Chairman of the Board
-------------------------------

Nicholas Helmuth von Moltke*      Director, Vice President, and Chief Operating Officer
-------------------------------

John W. McMahon*                  Director
-------------------------------

Timothy J. O'Neill*               Director
-------------------------------

Marc A. Spilker*                  Director
-------------------------------

/s/ Samuel Ramos                  Vice President and Secretary
-------------------------------
Samuel Ramos

Michael A. Reardon*               Director, President, and Chief Executive Officer
-------------------------------

Amol Sagun Naik*                  Vice President and Treasurer
-------------------------------

Alan Akihiro Yamamura*            Vice President and Chief Risk Officer
-------------------------------

Margot K. Wallin*                 Vice President and Chief Compliance Officer
-------------------------------



*Samuel Ramos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 14, 2006 duly executed by such persons.


/s/ Samuel Ramos
-------------------------------
Samuel Ramos, Attorney-in-Fact

(33-39702) AFLIAC Exec Annuity Plus/Allmerica Advantage

                                  EXHIBIT TABLE

Exhibit 6      Bylaws, as amended of the Company, effective as of December 30, 2005

Exhibit 8(f)   Directors' Power of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Registered Public Accounting Firm

Exhibit 15(q)  Participation Agreement dated January 2, 2006 between Goldman
               Sachs Variable Insurance Trust, Goldman, Sachs & Co, and
               Allmerica Financial Life Insurance and Annuity Company